UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 3 of its series, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series has a February 28 fiscal year end.

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2014

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the 12-month period that ended February 28, 2014. During this time, the U.S. economy advanced and monetary policy remained accommodative. The three main asset classes underlying our target date funds had the following results: equity performance was strong in the U.S., Canada, and Europe while emerging markets suffered; fixed-income results were mixed because U.S. Treasury securities prices declined as interest rates rose, but credit sectors did well; and short-term investments returns were small given the ultra-low short-term interest-rate environment.

U.S. economic prospects brightened.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate effectively near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. The markets benefited from the Federal Open Market Committee’s (FOMC’s) liquidity, such that both stocks and bonds initially sold off after indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program. In mid-December 2013, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion in January 2014. In May 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.50%. The ECB again lowered its key rate to 0.25% in November 2013. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

Returns by asset class were mixed.

The modestly positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. In the U.S., the S&P 500 Index1 returned 25.37% during the 12-month period that ended February 28, 2014. Meanwhile, developed international markets excluding the U.S., as measured by the MSCI EAFE Index2, gained 16.1% over that same period. Emerging markets, however, were hurt by the prospect of higher interest rates, the potential for slower growth, and some countries’ vulnerability to large current account deficits. The MSCI Emerging Markets Index3, which measures emerging markets equity performance, fell 5.7% during the period.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

On the bond front, 10-year Treasury bond yields rose, ending the period at a yield of 2.66%. Higher interest rates hurt bonds, especially longer-term Treasury securities that tend to be most sensitive to interest-rate changes. In fact, the Barclays U.S. Aggregate Bond Index4 returned 0.15% during the period.

Target date funds became a bigger part of U.S. retirement solutions.

Target date funds have grown in popularity and size. Often a qualified default investment alternative within an employer-sponsored retirement savings plan, target date funds have become an important part of the retirement savings solution in the U.S. More than 90% of target date funds are held in retirement accounts, according to the Investment Company Institute. Many investors have chosen to invest in target date funds to gain access to diverse asset classes appropriate for their respective time horizons in a convenient way. In order to achieve a financially secure retirement, saving is the main factor that determines success because we believe that no investment strategy can make up for a lack of saving. Because markets are volatile, it then is important to have asset allocations that are appropriate for a specific time horizon to reach financial goals—in this case, a nest egg to last through retirement.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Many investors have chosen to invest in target date funds to gain access to diverse asset classes appropriate for their respective time horizons in a convenient way.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to shareholders

The Funds and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Funds, to select or replace certain subadvisers to manage all or a portion of the Funds’ assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Funds, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Funds (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Funds’ assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Funds and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Funds. In the event that a new subadviser is hired pursuant to the Multi-manager structure, the Funds are required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(3.22)	5.42	3.35	2.67	6.68	3.97	1.08	0.81
Class B (WFOKX)*	8-1-1998	(3.10)	5.57	3.42	1.90	5.89	3.42	1.83	1.56
Class C (WFODX)	12-1-1998	0.89	5.89	3.19	1.89	5.89	3.19	1.83	1.56
Class R (WFRRX)	6-28-2013				2.54	6.59	3.92	1.33	1.06
Class R4 (WOTRX)	11-30-2012				3.09	7.22	4.50	0.75	0.45
Class R6 (WOTDX)**	6-30-2004				3.23	7.24	4.50	0.60	0.30
Administrator Class (WFLOX)	11-8-1999				2.87	6.86	4.21	0.92	0.65
Investor Class (WFBTX)	1-31-2007				2.61	6.80	4.15	1.14	0.86
Dow Jones Target Today Index[5]	–				3.50	7.77	4.98	–	–
Russell 3000® Index[6]	–				26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–				0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns9 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(2.10)	7.06	3.56	3.87	8.33	4.18	1.08	0.83
Class B (SPTBX)*	3-1-1997	(1.95)	7.23	3.63	3.05	7.53	3.63	1.83	1.58
Class C (WFOCX)	12-1-1998	2.07	7.53	3.40	3.07	7.53	3.40	1.83	1.58
Class R (WFARX)	6-28-2013	–	–	–	3.58	8.22	4.13	1.33	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	4.24	8.85	4.68	0.75	0.47
Class R6 (WFOAX)**	6-30-2004	–	–	–	4.35	8.88	4.70	0.60	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	4.08	8.53	4.43	0.92	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	3.78	8.44	4.36	1.14	0.88
Dow Jones Target 2010 Index[5]	–	–	–	–	4.71	9.45	5.43	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns10 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFACX)	11-30-2012	(0.53)	8.98	2.85	5.56	10.28	3.77	1.08	0.84
Class R (WFBRX)	6-28-2013	–	–	–	5.28	10.00	3.55	1.33	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	5.90	10.64	4.08	0.75	0.48
Class R6 (WFSCX)*	6-29-2007	–	–	–	6.04	10.66	4.09	0.60	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	5.79	10.31	3.79	0.92	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	5.49	10.21	3.73	1.14	0.89
Dow Jones Target 2015 Index[5]	–	–	–	–	6.43	11.21	4.58	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.92	11.00	4.30	8.16	12.31	4.91	1.06	0.86
Class B (STPBX)*	3-1-1997	2.34	11.20	4.36	7.34	11.46	4.36	1.81	1.61
Class C (WFLAX)	12-1-1998	6.36	11.48	4.13	7.36	11.48	4.13	1.81	1.61
Class R (WFURX)	6-28-2013	–	–	–	7.97	12.20	4.86	1.31	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	8.58	12.84	5.44	0.73	0.50
Class R6 (WFOBX)**	6-30-2004	–	–	–	8.72	12.88	5.46	0.58	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	8.35	12.50	5.17	0.90	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	8.14	12.41	5.11	1.12	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	9.01	13.40	6.43	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFAYX)	11-30-2012	4.58	13.55	2.92	10.99	14.90	3.84	1.06	0.86
Class R (WFHRX)	6-28-2013	–	–	–	10.60	14.62	3.61	1.31	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	11.29	15.30	4.16	0.73	0.50
Class R6 (WFTYX)*	6-29-2007	–	–	–	11.42	15.31	4.16	0.59	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	11.11	14.97	3.88	0.90	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	10.91	14.86	3.82	1.12	0.91
Dow Jones Target 2025 Index[5]	–	–	–	–	11.70	15.84	4.55	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	7.02	15.60	5.04	13.52	16.98	5.66	1.07	0.87
Class B (SGPBX)*	3-1-1997	7.65	15.88	5.11	12.65	16.10	5.11	1.82	1.62
Class C (WFDMX)	12-1-1998	11.64	16.11	4.87	12.64	16.11	4.87	1.82	1.62
Class R (WFJRX)	6-28-2013	–	–	–	13.37	16.88	5.62	1.32	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	13.99	17.54	6.19	0.74	0.51
Class R6 (WFOOX)**	6-30-2004	–	–	–	14.08	17.55	6.19	0.59	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	13.74	17.19	5.91	0.91	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	13.47	17.07	5.85	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	14.32	18.04	7.48	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQBX)	11-30-2012	9.15	17.54	3.19	15.82	18.96	4.11	1.09	0.88
Class R (WFKRX)	6-28-2013	–	–	–	15.57	18.57	3.84	1.34	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	16.28	19.35	4.42	0.76	0.52
Class R6 (WFQRX)*	6-29-2007	–	–	–	16.41	19.39	4.45	0.61	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	15.96	18.91	4.09	0.93	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	15.77	18.79	4.02	1.15	0.93
Dow Jones Target 2035 Index[5]	–	–	–	–	16.61	19.80	4.69	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	10.80	18.51	5.69	17.54	19.91	6.32	1.08	0.88
Class B (SLPBX)*	3-1-1997	11.63	18.79	5.76	16.63	18.99	5.76	1.83	1.63
Class C (WFOFX)	7-1-1998	15.68	19.02	5.53	16.68	19.02	5.53	1.83	1.63
Class R (WFMRX)	6-28-2013	–	–	–	17.39	19.81	6.28	1.33	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	18.02	20.49	6.85	0.75	0.52
Class R6(WFOSX)**	6-30-2004	–	–	–	18.14	20.52	6.86	0.60	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	17.79	20.11	6.58	0.92	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	17.53	20.02	6.51	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	18.32	20.95	8.04	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQVX)	11-30-2012	11.72	18.95	3.58	18.54	20.39	4.51	1.12	0.88
Class R (WFNRX)	6-28-2013	–	–	–	18.25	20.09	4.25	1.37	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	18.99	20.81	4.83	0.79	0.52
Class R6 (WFQPX)*	6-29-2007	–	–	–	19.07	20.81	4.83	0.64	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	18.65	20.45	4.54	0.96	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	18.44	20.32	4.44	1.18	0.93
Dow Jones Target 2045 Index[5]	–	–	–	–	19.25	21.36	5.04	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns12 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQAX)	11-30-2012	11.83	19.05	3.58	18.62	20.48	4.51	1.10	0.88
Class C (WFQCX)	11-30-2012	16.68	19.57	3.72	17.68	19.57	3.72	1.85	1.63
Class R (WFWRX)	6-28-2013	–	–	–	18.42	20.19	4.26	1.35	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	19.10	20.91	4.84	0.77	0.52
Class R6 (WFQFX)*	6-29-2007	–	–	–	19.28	20.92	4.85	0.62	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	18.79	20.51	4.51	0.94	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	18.67	20.43	4.45	1.16	0.93
Dow Jones Target 2050 Index[5]	–	–	–	–	19.38	21.40	5.06	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge		Excluding sales charge		Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFQZX)	11-30-2012	11.91	8.12	18.69	10.55	1.60	0.88
Class R (WFYRX)	6-28-2013	–	–	18.35	10.03	1.85	1.13
Class R4 (WFVRX)	11-30-2012	–	–	19.06	10.94	1.27	0.52
Class R6 (WFQUX)*	6-30-2011	–	–	19.18	10.98	1.12	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	18.70	10.59	1.44	0.72
Investor Class (WFQHX)	6-30-2011	–	–	18.62	10.52	1.66	0.93
Dow Jones Target 2055 Index[5]	–	–	–	19.38	11.10	–	–
Russell 3000® Index[6]	–	–	–	26.74	16.37	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	0.15	3.41	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Highlights

The Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. All of the funds invest in the same three underlying portfolios: Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Short-Term Investment Portfolio. The only thing that varies across these Target Date Funds is the amount invested in each underlying portfolio. The underlying Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk.

Within the underlying Diversified Fixed Income Portfolio over the past 12 months, relative to the Barclays U.S. Aggregate Bond Index, an overweight to corporate bonds and an underweight to government bonds added to performance. The portfolio’s exposure to foreign sovereign bonds (up 1.5%) was also beneficial. Relative to most target date fund competitors, our focus on investment grade bonds and our lack of exposure to high-yield bonds detracted from performance.

Over the past 12 months, the underlying Diversified Stock Portfolio benefited from an overweight to small- and mid-cap stocks, but overweight positions in emerging markets and Asia Pacific detracted from performance. For the period, small-cap stocks (measured by the Russell 2000 Index13) were up 31.56%, compared with 26.34% for large cap stocks (measured by the Russell 1000 Index14). Emerging market stocks (measured by the MSCI Emerging Markets Index15) fell 6.01% and detracted from performance, as did Asia Pacific stocks (measured by the MSCI All Country Asia Pacific Index16) which were up only 4.60%.

Strategic allocation changes in response to changing markets.

On a monthly basis, we adjust each Target Date Fund’s strategic allocations to stocks, bonds, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path. Our objective is to manage the relative equity risk of each dated fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage because both bonds and cash equivalents carry risk. The Target Date Funds are designed to become more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, decreased their equity exposures by 0.03% and increased their bond exposures by the same amount over the past 12 months as our ability to use bonds to manage equity risk declined slightly. Over the time period, not only did the risk of bonds relative to equities increase, the correlation between bonds and equities increased as well.

The funds on the downward sloping portion of the equity glide path, the Target 2045 Fund through Target 2010 Fund, reduced their equity holdings during the 12-month period as they decreased their relative equity risk. The longer-dated funds that incur more risk and hold more equity (greater than 75% of assets), the Target 2045 Fund through the Target 2035 Fund, saw their equity allocations decline by 2% or less. Medium-range funds with moderate risk and equity exposure (between 50% and 75% equity exposure), the Target 2030 Fund and the Target 2025 Fund, saw their equity allocations fall by 3% or less. Shorter-dated funds, the Target 2020 Fund through the Target 2010 Fund, which incur less risk and hold fewer equities, saw their equity allocations drop between 3% and 5%. The Target Today Fund’s targeted equity exposure remained at 15% during the period. However, the Target Today Fund’s cash allocation increased from 5% to 12% in an attempt to efficiently manage the fund’s risk exposure.

We believe the Target Date Funds are not only diversified at the individual security level but at the asset class level as well. We believe the funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Portfolio allocation17 as of February 28, 2014

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

8.	The chart compares the performance of the Investor Class shares for the last 10 years or since inception with the respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

9.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

10.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

11.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

12.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

13.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

14.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

15.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI .MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

16.	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index is a total return, market-capitalization-weighted index that measures the performance of stockmarkets in the following 15 Pacific-region countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. You cannot invest directly in an index.

17.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each master portfolio which is also included in this report.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,043.05	$4.10	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000.00	$1,039.54	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class C
Actual	$1,000.00	$1,039.51	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class R
Actual	$1,000.00	$1,042.11	$5.37	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
R4 Class
Actual	$1,000.00	$1,045.06	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class R6
Actual	$1,000.00	$1,046.00	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$1,044.02	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Investor Class
Actual	$1,000.00	$1,042.75	$4.36	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,050.52	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class B
Actual	$1,000.00	$1,046.11	$8.02	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000.00	$1,046.25	$8.02	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class R
Actual	$1,000.00	$1,048.74	$5.49	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class R4
Actual	$1,000.00	$1,052.61	$2.39	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Class R6
Actual	$1,000.00	$1,052.91	$1.63	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61	0.32%
Administrator Class
Actual	$1,000.00	$1,051.74	$3.41	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Investor Class
Actual	$1,000.00	$1,049.58	$4.47	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,059.19	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$1,057.73	$5.56	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class R4
Actual	$1,000.00	$1,060.51	$2.45	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Class R6
Actual	$1,000.00	$1,061.45	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Administrator Class
Actual	$1,000.00	$1,059.70	$3.47	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Investor Class
Actual	$1,000.00	$1,059.14	$4.54	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

Please see footnote on page 27.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,074.19	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$1,070.40	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000.00	$1,069.92	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class R
Actual	$1,000.00	$1,072.63	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,075.57	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,077.00	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,074.78	$3.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,073.39	$4.68	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,089.86	$4.46	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R
Actual	$1,000.00	$1,087.41	$5.74	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,091.56	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,091.44	$1.81	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,090.23	$3.63	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,089.70	$4.71	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,103.62	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000.00	$1,099.56	$8.43	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,099.55	$8.43	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class R
Actual	$1,000.00	$1,102.52	$5.84	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class R4
Actual	$1,000.00	$1,105.68	$2.66	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Class R6
Actual	$1,000.00	$1,105.99	$1.88	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
Administrator Class
Actual	$1,000.00	$1,104.56	$3.70	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Investor Class
Actual	$1,000.00	$1,102.98	$4.80	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,116.54	$4.62	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,115.61	$5.93	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,118.44	$2.73	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,119.32	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,116.92	$3.78	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,115.67	$4.88	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 27.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,125.19	$4.64	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000.00	$1,121.06	$8.57	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class C
Actual	$1,000.00	$1,121.90	$8.58	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,124.75	$5.95	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,127.79	$2.74	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,128.09	$1.95	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,126.83	$3.80	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,125.24	$4.90	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,130.50	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,129.23	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,132.40	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,133.55	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.72	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,131.37	$4.91	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

Target 2050 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,131.56	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,127.08	$8.60	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,130.50	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,134.59	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,134.49	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.66	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,132.14	$4.92	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,131.72	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,129.90	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,133.39	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,134.54	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.64	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,131.71	$4.92	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET TODAY FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$593,005,231
Wells Fargo Advantage Diversified Stock Portfolio	125,996,098
Wells Fargo Advantage Short-Term Investment Portfolio	93,405,893

Total Investment Companies (Cost $759,667,543)	812,407,222

Total investments in securities
(Cost $759,667,543) *	99.98%	812,407,222
Other assets and liabilities, net	0.02	194,855

Total net assets	100.00%	$812,602,077

*	Cost for federal income tax purposes is $761,394,652 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,012,570
Gross unrealized depreciation	0

Net unrealized appreciation	$51,012,570

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.68%

Affiliated Master Portfolios: 100.68%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$569,103,439
Wells Fargo Advantage Diversified Stock Portfolio	144,996,705
Wells Fargo Advantage Short-Term Investment Portfolio	29,249,899

Total Investment Companies (Cost $669,393,453)	743,350,043

Total investments in securities
(Cost $669,393,453) *	100.68%	743,350,043
Other assets and liabilities, net	(0.68)	(5,035,618)

Total net assets	100.00%	$738,314,425

*	Cost for federal income tax purposes is $677,291,843 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,058,200
Gross unrealized depreciation	0

Net unrealized appreciation	$66,058,200

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.91%

Affiliated Master Portfolios: 99.91%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$649,115,340
Wells Fargo Advantage Diversified Stock Portfolio	273,742,094
Wells Fargo Advantage Short-Term Investment Portfolio	37,667,524

Total Investment Companies (Cost $868,126,164)	960,524,958

Total investments in securities
(Cost $868,126,164) *	99.91%	960,524,958
Other assets and liabilities, net	0.09	861,505

Total net assets	100.00%	$961,386,463

*	Cost for federal income tax purposes is $869,678,379 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$90,846,579
Gross unrealized depreciation	0

Net unrealized appreciation	$90,846,579

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,581,644,878
Wells Fargo Advantage Diversified Stock Portfolio	1,192,785,967
Wells Fargo Advantage Short-Term Investment Portfolio	112,671,372

Total Investment Companies (Cost $2,529,963,442)	2,887,102,217

Total investments in securities
(Cost $2,529,963,442) *	99.90%	2,887,102,217
Other assets and liabilities, net	0.10	2,959,436

Total net assets	100.00%	$2,890,061,653

*	Cost for federal income tax purposes is $2,549,544,787 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$337,557,430
Gross unrealized depreciation	0

Net unrealized appreciation	$337,557,430

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.92%

Affiliated Master Portfolios: 99.92%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$985,433,409
Wells Fargo Advantage Diversified Stock Portfolio	1,276,968,595
Wells Fargo Advantage Short-Term Investment Portfolio	91,408,258

Total Investment Companies (Cost $1,985,267,527)	2,353,810,262

Total investments in securities
(Cost $1,985,267,527) *	99.92%	2,353,810,262
Other assets and liabilities, net	0.08	1,777,568

Total net assets	100.00%	$2,355,587,830

*	Cost for federal income tax purposes is $1,990,995,081 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$362,815,181
Gross unrealized depreciation	0

Net unrealized appreciation	$362,815,181

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.85%

Affiliated Master Portfolios: 99.85%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$843,523,997
Wells Fargo Advantage Diversified Stock Portfolio	1,898,995,780
Wells Fargo Advantage Short-Term Investment Portfolio	110,265,197

Total Investment Companies (Cost $2,371,732,083)	2,852,784,974

Total investments in securities
(Cost $2,371,732,083) *	99.85%	2,852,784,974
Other assets and liabilities, net	0.15	4,226,036

Total net assets	100.00%	$2,857,011,010

*	Cost for federal income tax purposes is $2,387,873,582 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$464,911,392
Gross unrealized depreciation	0

Net unrealized appreciation	$464,911,392

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.88%

Affiliated Master Portfolios: 99.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$245,505,530
Wells Fargo Advantage Diversified Stock Portfolio	1,001,628,753
Wells Fargo Advantage Short-Term Investment Portfolio	49,929,090

Total Investment Companies (Cost $1,043,775,761)	1,297,063,373

Total investments in securities
(Cost $1,043,775,761) *	99.88%	1,297,063,373
Other assets and liabilities, net	0.12	1,526,165

Total net assets	100.00%	$1,298,589,538

*	Cost for federal income tax purposes is $1,047,533,036 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$249,530,337
Gross unrealized depreciation	0

Net unrealized appreciation	$249,530,337

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.73%

Affiliated Master Portfolios: 99.73%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$224,440,732
Wells Fargo Advantage Diversified Stock Portfolio	1,743,328,517
Wells Fargo Advantage Short-Term Investment Portfolio	78,528,492

Total Investment Companies (Cost $1,634,677,859)	2,046,297,741

Total investments in securities
(Cost $1,634,677,859) *	99.73%	2,046,297,741
Other assets and liabilities, net	0.27	5,479,048

Total net assets	100.00%	$2,051,776,789

*	Cost for federal income tax purposes is $1,646,007,018 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$400,290,723
Gross unrealized depreciation	0

Net unrealized appreciation	$400,290,723

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.71%

Affiliated Master Portfolios: 99.71%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$45,520,186
Wells Fargo Advantage Diversified Stock Portfolio	628,845,037
Wells Fargo Advantage Short-Term Investment Portfolio	26,863,722

Total Investment Companies (Cost $552,869,280)	701,228,945

Total investments in securities
(Cost $552,869,280) *	99.71%	701,228,945
Other assets and liabilities, net	0.29	2,009,006

Total net assets	100.00%	$703,237,951

*	Cost for federal income tax purposes is $554,798,285 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,430,660
Gross unrealized depreciation	0

Net unrealized appreciation	$146,430,660

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.66%

Affiliated Master Portfolios: 99.66%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$71,462,965
Wells Fargo Advantage Diversified Stock Portfolio	1,138,295,275
Wells Fargo Advantage Short-Term Investment Portfolio	48,175,683

Total Investment Companies (Cost $992,006,459)	1,257,933,923

Total investments in securities
(Cost $992,006,459) *	99.66%	1,257,933,923
Other assets and liabilities, net	0.34	4,295,944

Total net assets	100.00%	$1,262,229,867

*	Cost for federal income tax purposes is $996,989,317 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$260,944,606
Gross unrealized depreciation	0

Net unrealized appreciation	$260,944,606

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	33

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.06%

Affiliated Master Portfolios: 99.06%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$6,061,438
Wells Fargo Advantage Diversified Stock Portfolio	96,549,406
Wells Fargo Advantage Short-Term Investment Portfolio	4,086,228

Total Investment Companies (Cost $92,833,822)	106,697,072

Total investments in securities (Cost $92,833,822) *	99.06%	106,697,072
Other assets and liabilities, net	0.94	1,008,375

Total net assets	100.00%	$107,705,447

*	Cost for federal income tax purposes is $92,590,285 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,106,787
Gross unrealized depreciation	0

Net unrealized appreciation	$14,106,787

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2014

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$812,407,222	$743,350,043	$960,524,958	$2,887,102,217
Receivable for Fund shares sold	1,317,545	1,342,902	2,540,918	9,379,791
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	21,791	29,689	58,033	54,880

Total assets	813,746,558	744,722,634	963,123,909	2,896,536,888

Liabilities
Payable for Fund shares redeemed	916,619	6,165,746	1,456,461	5,586,462
Advisory fee payable	26,881	37,671	58,151	249,343
Distribution fees payable	2,661	1,867	5	3,323
Due to other related parties	96,238	89,305	111,001	321,933
Shareholder report expenses payable	10,815	15,113	10,588	19,118
Shareholder servicing fees payable	73,342	77,978	83,272	271,393
Professional fees payable	13,589	15,538	13,808	13,821
Accrued expenses and other liabilities	4,336	4,991	4,160	9,842

Total liabilities	1,144,481	6,408,209	1,737,446	6,475,235

Total net assets	$812,602,077	$738,314,425	$961,386,463	$2,890,061,653

NET ASSETS CONSIST OF
Paid-in capital	$758,662,811	$666,222,380	$866,487,823	$2,538,656,142
Undistributed (overdistributed) net investment income	1,119,061	891,619	2,346,965	2,326,035
Accumulated net realized gains (losses) on investments	80,526	(2,756,164)	152,881	(8,059,299)
Net unrealized gains on investments	52,739,679	73,956,590	92,398,794	357,138,775

Total net assets	$812,602,077	$738,314,425	$961,386,463	$2,890,061,653

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$17,466,932	$32,012,048	$332,024	$75,871,438
Shares outstanding – Class A	1,609,278	2,401,977	31,990	5,010,186
Net asset value per share – Class A	$10.85	$13.33	$10.38	$15.14
Maximum offering price per share – Class A2	$11.51	$14.14	$11.01	$16.06
Net assets – Class B	$50,614	$118,072	N/A	$237,870
Shares outstanding – Class B	4,479	8,751	N/A	15,719
Net asset value per share – Class B	$11.30	$13.49	N/A	$15.13
Net assets – Class C	$4,286,619	$2,951,734	N/A	$5,207,769
Shares outstanding – Class C	385,743	218,274	N/A	345,350
Net asset value per share – Class C	$11.11	$13.52	N/A	$15.08
Net assets – Class R	$26,141	$26,348	$26,632	$27,102
Shares outstanding – Class R	2,410	1,984	2,531	1,795
Net asset value per share – Class R	$10.85	$13.28	$10.52	$15.10
Net assets – Class R4	$367,184,487	$199,432,358	$189,077,817	$803,140,895
Share outstanding – Class R4	33,084,136	14,817,157	18,173,560	52,140,943
Net asset value per share – Class R4	$11.10	$13.46	$10.40	$15.40
Net assets – Class R6	$233,894,080	$242,218,409	$437,620,033	$1,065,417,471
Share outstanding – Class R6	21,102,763	18,005,293	42,107,640	69,199,211
Net asset value per share – Class R6	$11.08	$13.45	$10.39	$15.40
Net assets – Administrator Class	$116,854,143	$201,159,433	$211,930,092	$746,909,777
Shares outstanding – Administrator Class	10,556,014	14,949,612	20,144,353	48,629,568
Net asset value per share – Administrator Class	$11.07	$13.46	$10.52	$15.36
Net assets – Investor Class	$72,839,061	$60,396,023	$122,399,865	$193,249,331
Shares outstanding – Investor Class	6,590,297	4,499,079	11,622,032	12,595,068
Net asset value per share – Investor Class	$11.05	$13.42	$10.53	$15.34

Investments in affiliated investment companies, at cost	$759,667,543	$669,393,453	$868,126,164	$2,529,963,442

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,353,810,262	$2,852,784,974	$1,297,063,373	$2,046,297,741	$701,228,945	$1,257,933,923	$106,697,072
5,712,020	10,044,155	3,693,321	8,115,842	2,719,517	6,130,204	1,111,053
0	0	0	0	0	0	4,017
77,086	70,344	34,416	65,782	30,828	64,008	23,883

2,359,599,368	2,862,899,473	1,300,791,110	2,054,479,365	703,979,290	1,264,128,135	107,836,025

3,392,023	5,007,416	1,791,551	2,040,175	513,110	1,556,483	90,228
193,935	267,633	117,369	201,990	55,981	116,211	0
6	2,629	6	3,092	6	92	6
241,293	315,748	153,439	231,087	84,130	117,014	8,880
14,632	11,291	10,443	14,258	6,337	12,405	8,848
147,633	260,533	110,188	189,126	61,004	76,054	4,044
13,524	13,593	14,416	14,403	14,403	14,679	14,006
8,492	9,620	4,160	8,445	6,368	5,330	4,566

4,011,538	5,888,463	2,201,572	2,702,576	741,339	1,898,268	130,578

$2,355,587,830	$2,857,011,010	$1,298,589,538	$2,051,776,789	$703,237,951	$1,262,229,867	$107,705,447

$1,981,445,032	$2,377,713,355	$1,042,008,967	$1,640,000,563	$552,698,120	$993,817,209	$93,183,612
1,180,653	833,517	293,080	(257,595)	104,817	(105,005)	93,126
4,419,410	(2,588,753)	2,999,879	413,939	2,075,349	2,590,199	565,459
368,542,735	481,052,891	253,287,612	411,619,882	148,359,665	265,927,464	13,863,250

$2,355,587,830	$2,857,011,010	$1,298,589,538	$2,051,776,789	$703,237,951	$1,262,229,867	$107,705,447

$1,378,937	$65,634,202	$532,273	$114,233,066	$166,994	$209,994	$65,748
130,612	3,951,256	48,319	6,043,001	14,608	19,208	5,207
$10.56	$16.61	$11.02	$18.90	$11.43	$10.93	$12.63
$11.20	$17.62	$11.69	$20.05	$12.13	$11.60	$13.40
N/A	$290,221	N/A	$344,158	N/A	N/A	N/A
N/A	17,740	N/A	19,053	N/A	N/A	N/A
N/A	$16.36	N/A	$18.06	N/A	N/A	N/A
N/A	$4,096,828	N/A	$4,812,617	N/A	$163,112	N/A
N/A	252,071	N/A	269,667	N/A	14,945	N/A
N/A	$16.25	N/A	$17.85	N/A	$10.91	N/A
$27,578	$28,038	$28,429	$28,735	$28,879	$28,915	$28,921
2,608	1,688	2,564	1,520	2,502	2,641	2,311
$10.57	$16.61	$11.09	$18.90	$11.54	$10.95	$12.51
$354,137,005	$850,912,539	$297,612,473	$635,240,660	$174,582,480	$307,319,829	$20,591,158
33,472,881	50,556,376	26,991,361	32,950,868	15,231,482	28,052,441	1,627,428
$10.58	$16.83	$11.03	$19.28	$11.46	$10.96	$12.65
$1,409,280,567	$1,049,122,315	$570,481,957	$724,855,684	$291,293,400	$693,648,457	$74,427,340
133,291,302	62,393,868	51,742,651	37,606,870	25,457,171	63,351,571	5,892,227
$10.57	$16.81	$11.03	$19.27	$11.44	$10.95	$12.63
$354,049,693	$685,421,234	$236,217,282	$452,487,429	$126,533,459	$202,276,389	$8,462,445
33,405,637	40,748,965	21,362,033	23,508,796	10,993,172	18,516,186	670,305
$10.60	$16.82	$11.06	$19.25	$11.51	$10.92	$12.62
$236,714,050	$201,505,633	$193,717,124	$119,774,440	$110,632,739	$58,583,171	$4,129,835
22,356,685	12,012,972	17,454,359	6,235,180	9,581,900	5,347,102	329,840
$10.59	$16.77	$11.10	$19.21	$11.55	$10.96	$12.52

$1,985,267,527	$2,371,732,083	$1,043,775,761	$1,634,677,859	$552,869,280	$992,006,459	$92,833,822

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2014

	Target Today Fund		Target 2010 Fund		Target 2015 Fund		Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$15,754,648		$14,337,468		$15,818,021		$36,200,049
Dividends allocated from affiliated Master Portfolios*	2,712,164		3,292,592		5,935,959		23,490,895
Securities lending income allocated from affiliated Master Portfolios	81,543		99,554		178,383		682,206
Expenses allocated from affiliated Master Portfolios	(1,635,462)		(1,501,205)		(1,881,233)		(5,260,296)
Waivers allocated from affiliated Master Portfolios	36,286		37,708		55,834		171,916

Total investment income	16,949,179		16,266,117		20,106,964		55,284,770

Expenses
Advisory fee	2,096,678		1,899,398		2,337,887		6,049,853
Administration fees
Fund level	433,941		391,054		486,704		1,368,621
Class A	48,292		89,432		328		196,529
Class B	187		543		N/A		914
Class C	11,766		7,871		N/A		13,090
Class R	44	[1]	44	[1]	45	[1]	46	[1]
Class R4	233,422		129,084		99,184		479,537
Class R6[2]	180,481		151,138		228,475		558,055
Administrator Class	127,054		220,610		195,726		705,635
Investor Class	280,314		189,720		495,196		587,501
Shareholder servicing fees
Class A	46,434		85,992		315		188,971
Class B	179		522		N/A		879
Class C	11,314		7,569		N/A		12,587
Class R	43	[1]	43	[1]	43	[1]	44	[1]
Class R4	291,077		160,506		121,034		593,564
Administrator Class	317,109		551,103		489,316		1,763,734
Investor Class	218,775		148,017		386,872		458,985
Distribution fees
Class B	538		1,565		N/A		2,636
Class C	33,940		22,705		N/A		37,760
Class R	43	[1]	43	[1]	43	[1]	44	[1]
Custody and accounting fees	35,181		29,579		37,890		104,254
Professional fees	17,829		19,087		18,438		18,104
Registration fees	110,687		92,524		115,062		123,187
Shareholder report expenses	41,159		43,805		31,474		77,202
Trustees’ fees and expenses	12,537		12,056		13,036		13,036
Interest expense	0		1		32		63
Other fees and expenses	21,460		18,862		17,652		45,462

Total expenses	4,570,484		4,272,873		5,074,752		13,400,293
Less: Fee waivers and/or expense reimbursements	(1,740,902)		(1,362,265)		(1,611,307)		(3,133,726)

Net expenses	2,829,582		2,910,608		3,463,445		10,266,567

Net investment income	14,119,597		13,355,509		16,643,519		45,018,203

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	8,682,816		14,076,090		11,759,028		62,921,001
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	1,063,802		3,291,595		26,231,734		116,854,570

Net realized and unrealized gains (losses) on investments	9,746,618		17,367,685		37,990,762		179,775,571

Net increase in net assets resulting from operations	$23,866,215		$30,723,194		$54,634,281		$224,793,774

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$144,889		$132,247		$145,151		$331,671
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$123,695		$152,756		$276,402		$1,048,911

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	37

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$23,018,332		$18,522,594		$5,590,048		$4,906,430		$1,067,283		$1,671,954		$115,703
25,650,604		35,377,616		19,240,256		31,628,154		11,799,163		20,277,124		1,380,106
747,222		1,010,160		556,163		896,341		340,727		573,081		37,436
(4,450,750)		(5,022,518)		(2,389,140)		(3,557,305)		(1,278,556)		(2,162,009)		(143,283)
174,997		209,635		115,098		170,612		67,482		106,758		5,795

45,140,405		50,097,487		23,112,425		34,044,232		11,996,099		20,466,908		1,395,757

5,091,314		5,736,819		2,842,534		4,124,393		1,579,306		2,621,275		190,182

1,140,398		1,294,089		604,974		910,179		321,469		552,480		38,036
1,601		166,194		458		286,263		124		148		76
N/A		933		N/A		1,391		N/A		N/A		N/A
N/A		10,082		N/A		11,394		N/A		114		N/A
46	[1]	47	[1]	47	[1]	48	[1]	48	[1]	48	[1]	48	[1]
184,933		489,333		147,912		359,610		89,189		168,169		9,887
640,588		525,538		260,190		355,333		129,417		302,910		22,297
304,798		626,734		201,342		408,377		103,367		170,662		6,451
942,088		574,646		779,918		328,191		455,375		157,225		8,050

1,539		159,802		440		275,253		120		142		73
N/A		897		N/A		1,338		N/A		N/A		N/A
N/A		9,695		N/A		10,956		N/A		110		N/A
44	[1]	45	[1]	45	[1]	45	[1]	46	[1]	46	[1]	46	[1]
225,502		604,445		179,050		441,631		108,867		206,928		12,105
761,995		1,566,836		503,354		1,020,942		258,418		426,654		15,918
736,006		448,942		609,313		256,399		355,761		122,832		6,289

N/A		2,692		N/A		4,012		N/A		N/A		N/A
N/A		29,084		N/A		32,867		N/A		329		N/A
44	[1]	45	[1]	45	[1]	45	[1]	46	[1]	46	[1]	46	[1]
87,310		98,690		45,659		70,047		24,742		43,521		3,680
21,888		17,876		33,696		19,881		32,605		18,735		32,504
114,357		137,397		139,091		137,867		130,320		122,497		96,238
60,830		58,551		37,067		62,240		21,737		35,001		12,051
13,032		13,032		12,863		12,540		13,423		12,863		15,346
51		43		26		17		12		6		1
44,050		43,302		30,666		36,413		18,458		19,976		8,719

10,372,414		12,615,789		6,428,690		9,167,672		3,642,850		4,982,717		478,043
(2,874,287)		(2,774,286)		(1,548,928)		(1,931,792)		(982,659)		(1,400,691)		(258,830)

7,498,127		9,841,503		4,879,762		7,235,880		2,660,191		3,582,026		219,213

37,642,278		40,255,984		18,232,663		26,808,352		9,335,908		16,884,882		1,176,544

64,593,224		83,191,358		40,792,425		70,738,587		24,679,343		45,429,823		1,588,573
141,573,121		213,867,560		123,107,143		202,146,445		77,537,929		130,295,644		10,516,963

206,166,345		297,058,918		163,899,568		272,885,032		102,217,272		175,725,467		12,105,536

$243,808,623		$337,314,902		$182,132,231		$299,693,384		$111,553,180		$192,610,349		$13,282,080

$210,829		$168,299		$50,039		$43,473		$9,277		$14,395		$991
$1,156,497		$1,547,985		$859,683		$1,368,366		$525,997		$873,126		$55,650

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$14,119,597			$17,355,389
Net realized gains on investments			8,682,816			8,827,686
Net change in unrealized gains (losses) on investments			1,063,802			(1,397,551)

Net increase in net assets resulting from operations			23,866,215			24,785,524

Distributions to shareholders from
Net investment income
Class A			(221,471)			(321,733)
Class B			(175)			(358)
Class C			(17,109)			(40,336)
Class R			(141)[1]			N/A
Class R4			(5,817,304)			(61)[2]
Class R6[3]			(4,363,729)			(14,527,602)
Administrator Class			(1,652,726)			(2,355,581)
Investor Class			(1,019,076)			(1,858,205)
Net realized gains
Class A			(235,169)			(154,377)
Class B			(836)			(877)
Class C			(55,391)			(37,183)
Class R			(339)[1]			N/A
Class R4			(4,756,127)			(74)[2]
Class R6[3]			(3,049,103)			(5,283,215)
Administrator Class			(1,508,581)			(1,058,581)
Investor Class			(956,544)			(835,997)

Total distributions to shareholders			(23,653,821)			(26,474,180)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	65,901		708,822	63,600		692,912
Class B	1,199		13,415	0		0
Class C	42,423		469,925	22,951		256,259
Class R	2,365	[1]	25,000 [1]	N/A		N/A
Class R4	40,044,322		443,504,825	277,717	[2]	3,076,488 [2]
Class R6[3]	9,419,589		103,495,757	18,480,809		205,991,533
Administrator Class	2,977,611		32,656,347	7,039,787		78,017,646
Investor Class	1,345,823		14,802,612	2,923,608		32,433,831

			595,676,703			320,468,669

Reinvestment of distributions
Class A	41,970		445,973	42,508		466,257
Class B	91		1,011	108		1,220
Class C	6,430		70,009	6,682		74,902
Class R	45	[1]	480 [1]	N/A		N/A
Class R4	971,366		10,544,661	12	[2]	135 [2]
Class R6[3]	684,137		7,411,486	1,764,804		19,755,544
Administrator Class	291,198		3,153,750	304,924		3,406,458
Investor Class	182,457		1,971,286	241,112		2,690,763

			23,598,656			26,395,279

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target Today Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(326,131)	$(3,497,069)	(287,663)	$(3,131,966)
Class B	(6,375)	(71,529)	(12,124)	(136,548)
Class C	(109,050)	(1,198,485)	(42,883)	(477,586)
Class R4	(8,208,872)	(89,929,968)	(409)[2]	(4,517)[2]
Class R6[3]	(49,652,297)	(549,066,240)	(22,790,061)	(253,436,313)
Administrator Class	(5,359,301)	(58,759,727)	(5,710,124)	(63,462,509)
Investor Class	(4,694,452)	(51,323,539)	(3,160,103)	(35,038,740)

		(753,846,557)		(355,688,179)

Net decrease in net assets resulting from capital share transactions		(134,571,198)		(8,824,231)

Total decrease in net assets		(134,358,804)		(10,512,887)

Net assets
Beginning of period		946,960,881		957,473,768

End of period		$812,602,077		$946,960,881

Undistributed net investment income		$1,119,061		$1,567,170

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$13,355,509			$15,027,690
Net realized gains on investments			14,076,090			11,795,677
Net change in unrealized gains (losses) on investments			3,291,595			780,597

Net increase in net assets resulting from operations			30,723,194			27,603,964

Distributions to shareholders from
Net investment income
Class A			(420,087)			(594,685)
Class B			(569)			(3,387)
Class C			(13,585)			(25,912)
Class R			(356)[1]			N/A
Class R4			(3,475,371)			(61)[2]
Class R6[3]			(4,452,553)			(10,958,809)
Administrator Class			(3,008,539)			(3,973,083)
Investor Class			(738,857)			(1,048,473)
Net realized gains
Class A			(743,622)			(368,590)
Class B			(3,992)			(4,217)
Class C			(65,273)			(32,260)
Class R			(586)[1]			N/A
Class R4			(4,648,601)			(98)[2]
Class R6[3]			(5,398,326)			(5,171,202)
Administrator Class			(4,635,950)			(2,392,903)
Investor Class			(1,316,593)			(642,256)

Total distributions to shareholders			(28,922,860)			(25,215,936)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	186,965		2,491,029	165,044		2,196,018
Class B	3,363		44,329	4,777		64,214
Class C	25,945		349,596	40,913		552,939
Class R	1,912	[1]	25,000 [1]	N/A		N/A
Class R4	18,932,424		254,451,944	414,199	[2]	5,561,301 [2]
Class R6[3]	6,718,727		90,118,259	12,353,408		165,606,950
Administrator Class	3,536,386		47,359,770	9,039,416		121,170,354
Investor Class	1,096,534		14,613,247	1,240,924		16,626,716

			409,453,174			311,778,492

Reinvestment of distributions
Class A	86,893		1,139,249	70,513		933,818
Class B	345		4,557	557		7,448
Class C	5,799		76,934	4,244		57,073
Class R	72	[1]	942 [1]	N/A		N/A
Class R4	611,034		8,094,076	12	[2]	159 [2]
Class R6[3]	743,043		9,841,864	1,201,403		16,044,625
Administrator Class	577,304		7,644,489	476,524		6,365,986
Investor Class	155,233		2,049,385	126,647		1,689,506

			28,851,496			25,098,615

Please see footnotes on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2010 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(613,342)	$(8,128,647)	(486,970)	$(6,467,966)
Class B	(20,384)	(272,691)	(35,838)	(479,943)
Class C	(55,929)	(751,971)	(49,943)	(672,428)
Class R4	(5,139,968)	(68,558,326)	(544)[2]	(7,286)[2]
Class R6[3]	(25,658,126)	(344,966,121)	(19,434,373)	(260,323,913)
Administrator Class	(7,120,077)	(95,456,027)	(5,820,002)	(78,023,256)
Investor Class	(1,541,753)	(20,603,446)	(1,202,580)	(16,078,133)

		(538,737,229)		(362,052,925)

Net decrease in net assets resulting from capital share transactions		(100,432,559)		(25,175,818)

Total decrease in net assets		(98,632,225)		(22,787,790)

Net assets
Beginning of period		836,946,650		859,734,440

End of period		$738,314,425		$836,946,650

Undistributed net investment income		$891,619		$1,120,511

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014
2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013
3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$16,643,519		$15,274,893
Net realized gains on investments		11,759,028		11,526,028
Net change in unrealized gains (losses) on investments		26,231,734		12,090,585

Net increase in net assets resulting from operations		54,634,281		38,891,506

Distributions to shareholders from
Net investment income
Class A		(1,472)		(43)[1]
Class R		(121)[2]		N/A
Class R4		(1,872,389)		(379)[1]
Class R6[3]		(8,668,426)		(11,309,027)
Administrator Class		(2,619,376)		(1,933,645)
Investor Class		(1,915,991)		(2,948,629)
Net realized gains
Class A		(3,136)		(95)[1]
Class R		(403)[2]		N/A
Class R4		(2,830,275)		(95)[1]
Class R6[3]		(6,755,256)		(5,605,211)
Administrator Class		(2,930,526)		(1,823,104)
Investor Class		(1,886,766)		(1,880,706)

Total distributions to shareholders		(29,484,137)		(25,500,934)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	30,534	310,034	1,272 [1]	12,839 [1]
Class R	2,480 [2]	25,000 [2]	N/A	N/A
Class R4	22,186,745	226,451,576	257,842 [1]	2,611,252 [1]
Class R6[3]	13,146,464	133,987,804	20,723,264	207,091,778
Administrator Class	5,756,165	59,448,415	14,585,073	148,374,875
Investor Class	4,076,014	42,086,072	6,478,844	65,397,900

		462,308,901		423,488,644

Reinvestment of distributions
Class A	455	4,608	14 [1]	138 [1]
Class R	51 [2]	523 [2]	N/A	N/A
Class R4	451,357	4,565,772	47 [1]	474 [1]
Class R6[3]	1,522,530	15,372,352	1,675,917	16,686,363
Administrator Class	542,194	5,544,864	371,603	3,752,302
Investor Class	371,511	3,796,948	478,155	4,824,212

		29,285,067		25,263,489

Payment for shares redeemed
Class A	(2)	(20)	(283)[1]	(2,861)[1]
Class R4	(4,722,416)	(47,893,656)	(15)[1]	(151)[1]
Class R6[3]	(33,194,972)	(338,474,671)	(15,499,959)	(154,774,156)
Administrator Class	(5,102,619)	(52,590,045)	(4,401,358)	(44,568,964)
Investor Class	(12,383,089)	(127,689,010)	(3,796,125)	(38,492,766)

		(566,647,402)		(237,838,898)

Net increase (decrease) in net assets resulting from capital share transactions		(75,053,434)		210,913,235

Total increase (decrease) in net assets		(49,903,290)		224,303,807

Net assets
Beginning of period		1,011,289,753		786,985,946

End of period		$961,386,463		$1,011,289,753

Undistributed net investment income		$2,346,965		$2,508,833

1. For	the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2. For	the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3. On	June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2020 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$45,018,203			$40,915,453
Net realized gains on investments			62,921,001			43,549,318
Net change in unrealized gains (losses) on investments			116,854,570			46,056,595

Net increase in net assets resulting from operations			224,793,774			130,521,366

Distributions to shareholders from
Net investment income
Class A			(848,095)			(1,071,901)
Class B			0			(3,728)
Class C			(26,330)			(29,553)
Class R			(328)[1]			N/A
Class R4			(11,995,972)			(58)[2]
Class R6[3]			(16,490,821)			(31,070,105)
Administrator Class			(8,943,484)			(8,942,278)
Investor Class			(2,097,428)			(2,419,639)
Net realized gains
Class A			(1,931,750)			(1,045,484)
Class B			(7,082)			(8,767)
Class C			(136,823)			(60,463)
Class R			(673)[1]			N/A
Class R4			(19,990,722)			(142)[2]
Class R6[3]			(25,396,743)			(23,446,472)
Administrator Class			(17,581,975)			(9,447,970)
Investor Class			(4,694,484)			(2,341,735)

Total distributions to shareholders			(110,142,710)			(79,888,295)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	381,332		5,665,364	329,845		4,709,904
Class B	7,689		115,370	1,944		27,644
Class C	95,488		1,408,791	62,306		888,704
Class R	1,727	[1]	25,000 [1]	N/A		N/A
Class R4	61,845,368		933,243,115	1,560,865	[2]	23,055,016 [2]
Class R6[3]	25,893,661		390,548,771	37,153,071		538,265,495
Administrator Class	11,485,723		173,180,938	24,070,147		348,885,232
Investor Class	3,325,177		50,141,197	3,771,215		54,413,988

			1,554,328,546			970,245,983

Reinvestment of distributions
Class A	182,740		2,705,853	145,585		2,059,726
Class B	482		7,082	841		11,900
Class C	10,470		153,948	5,874		83,108
Class R	68	[1]	1,001 [1]	N/A		N/A
Class R4	2,096,194		31,585,843	14	[2]	200 [2]
Class R6[3]	2,777,511		41,847,708	3,764,300		54,077,367
Administrator Class	1,765,757		26,520,064	1,280,652		18,387,194
Investor Class	452,006		6,779,910	331,490		4,753,422

			109,601,409			79,372,917

Please see footnotes on page 44.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(695,637)	$(10,358,666)	(594,708)	$(8,454,509)
Class B	(33,856)	(496,951)	(35,385)	(499,806)
Class C	(72,151)	(1,067,554)	(80,463)	(1,145,036)
Class R4	(13,361,264)	(202,124,932)	(234)[2]	(3,453)[2]
Class R6[3]	(68,157,904)	(1,028,360,308)	(38,650,979)	(560,787,795)
Administrator Class	(11,344,715)	(171,003,496)	(11,075,310)	(159,657,394)
Investor Class	(2,988,908)	(45,095,889)	(2,309,366)	(33,335,679)

		(1,458,507,796)		(763,883,672)

Net increase in net assets resulting from capital share transactions		205,422,159		285,735,228

Total increase in net assets		320,073,223		336,368,299

Net assets
Beginning of period		2,569,988,430		2,233,620,131

End of period		$2,890,061,653		$2,569,988,430

Undistributed net investment income		$2,326,035		$1,868,692

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2025 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$37,642,278			$34,055,743
Net realized gains on investments		64,593,224			43,556,539
Net change in unrealized gains (losses) on investments		141,573,121			56,540,689

Net increase in net assets resulting from operations		243,808,623			134,152,971

Distributions to shareholders from
Net investment income
Class A		(7,226)			(519)[1]
Class R		(151)[2]			N/A
Class R4		(3,928,874)			(3,908)[1]
Class R6[3]		(24,006,569)			(27,866,348)
Administrator Class		(4,044,987)			(2,637,386)
Investor Class		(3,423,839)			(5,088,124)
Net realized gains
Class A		(25,245)			(205)[1]
Class R		(829)[2]			N/A
Class R4		(10,223,463)			(205)[1]
Class R6[3]		(42,604,116)			(30,643,103)
Administrator Class		(9,739,683)			(5,219,644)
Investor Class		(7,057,112)			(7,317,694)

Total distributions to shareholders		(105,062,094)			(78,777,136)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	113,377	1,171,607	15,879	[1]	154,372 [1]
Class R	2,513 [2]	25,000 [2]	N/A		N/A
Class R4	39,680,782	407,782,676	421,779	[1]	4,187,953 [1]
Class R6[3]	25,675,029	263,320,679	32,419,485		314,910,633
Administrator Class	9,015,723	92,999,031	19,516,001		190,832,143
Investor Class	9,032,104	92,517,461	12,018,876		116,455,162

		857,816,454			626,540,263

Reinvestment of distributions
Class A	3,181	32,471	75	[1]	724 [1]
Class R	95 [2]	980 [2]	N/A		N/A
Class R4	1,324,321	13,531,626	425	[1]	4,113 [1]
Class R6[3]	6,525,712	66,498,781	6,019,953		57,915,522
Administrator Class	1,347,162	13,784,670	812,740		7,857,030
Investor Class	1,028,723	10,474,958	1,286,918		12,401,360

		104,323,486			78,178,749

Payment for shares redeemed
Class A	(1,900)	(19,969)	0	[1]	0 [1]
Class R4	(7,954,405)	(81,226,361)	(21)[1]		(212)[1]
Class R6[3]	(57,249,274)	(588,311,107)	(27,493,757)		(266,378,900)
Administrator Class	(4,161,001)	(42,888,028)	(4,595,643)		(44,744,611)
Investor Class	(25,548,837)	(263,230,570)	(6,366,217)		(61,820,115)

		(975,676,035)			(372,943,838)

Net increase (decrease) in net assets resulting from capital share transactions		(13,536,095)			331,775,174

Total increase in net assets		125,210,434			387,151,009

Net assets
Beginning of period		2,230,377,396			1,843,226,387

End of period		$2,355,587,830			$2,230,377,396

Undistributed net investment income		$1,180,653			$1,647,730

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$40,255,984			$34,387,315
Net realized gains on investments			83,191,358			51,084,975
Net change in unrealized gains (losses) on investments			213,867,560			76,264,836

Net increase in net assets resulting from operations			337,314,902			161,737,126

Distributions to shareholders from
Net investment income
Class A			(753,808)			(786,980)
Class B			(1,322)			(2,485)
Class C			(18,981)			(22,073)
Class R			(145)[1]			N/A
Class R4			(10,506,452)			(2,946)[2]
Class R6[3]			(17,254,545)			(25,719,210)
Administrator Class			(8,239,275)			(6,888,111)
Investor Class			(2,107,127)			(2,033,642)
Net realized gains
Class A			(2,145,006)			(1,066,529)
Class B			(9,608)			(8,894)
Class C			(127,152)			(61,502)
Class R			(883)[1]			N/A
Class R4			(26,616,234)			(183)[2]
Class R6[3]			(31,425,726)			(26,266,204)
Administrator Class			(20,595,520)			(9,524,962)
Investor Class			(6,080,463)			(2,705,180)

Total distributions to shareholders			(125,882,247)			(75,088,901)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	331,644		5,341,788	302,755		4,482,710
Class B	2,188		34,029	3,825		55,090
Class C	67,915		1,062,508	63,992		917,870
Class R	1,624	[1]	25,000 [1]	N/A		N/A
Class R4	59,309,204		957,805,590	1,262,807	[2]	19,556,680 [2]
Class R6[3]	25,555,483		412,411,956	35,797,688		534,158,018
Administrator Class	10,722,176		173,822,315	17,426,314		259,894,518
Investor Class	3,592,266		58,138,567	3,515,921		51,926,782

			1,608,641,753			870,991,668

Reinvestment of distributions
Class A	175,867		2,802,729	122,797		1,788,342
Class B	690		10,837	785		11,303
Class C	9,165		143,233	5,652		80,855
Class R	64	[1]	1,028 [1]	N/A		N/A
Class R4	2,254,868		36,426,981	210	[2]	3,129 [2]
Class R6[3]	3,009,497		48,437,168	3,489,626		51,336,009
Administrator Class	1,786,991		28,833,518	1,113,138		16,412,238
Investor Class	507,909		8,173,431	321,639		4,730,438

			124,828,925			74,362,314

Please see footnotes on page 47.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2030 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(531,200)	$(8,566,705)	(528,296)	$(7,728,905)
Class B	(15,867)	(246,816)	(34,078)	(492,590)
Class C	(56,044)	(890,332)	(54,533)	(792,054)
Class R4	(12,270,195)	(199,466,650)	(518)[2]	(7,932)[2]
Class R6[3]	(61,584,877)	(992,955,497)	(33,485,582)	(500,183,383)
Administrator Class	(8,724,794)	(141,601,556)	(8,074,933)	(119,452,084)
Investor Class	(2,344,121)	(37,966,958)	(1,926,285)	(28,563,235)

		(1,381,694,514)		(657,220,183)

Net increase in net assets resulting from capital share transactions		351,776,164		288,133,799

Total increase in net assets		563,208,819		374,782,024

Net assets
Beginning of period		2,293,802,191		1,919,020,167

End of period		$2,857,011,010		$2,293,802,191

Undistributed net investment income		$833,517		$1,918,206

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$18,232,663			$14,714,535
Net realized gains on investments		40,792,425			23,276,867
Net change in unrealized gains (losses) on investments		123,107,143			48,075,170

Net increase in net assets resulting from operations		182,132,231			86,066,572

Distributions to shareholders from
Net investment income
Class A		(1,313)			(51)[1]
Class R		(146)[2]			N/A
Class R4		(3,045,599)			(1,834)[1]
Class R6[3]		(9,292,853)			(9,519,749)
Administrator Class		(2,618,775)			(1,596,356)
Investor Class		(2,752,692)			(3,759,388)
Net realized gains
Class A		(8,537)			(167)[1]
Class R		(961)[2]			N/A
Class R4		(9,598,764)			(166)[1]
Class R6[3]		(18,937,078)			(9,360,585)
Administrator Class		(7,463,212)			(2,600,261)
Investor Class		(6,459,798)			(4,764,386)

Total distributions to shareholders		(60,179,728)			(31,602,943)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	50,687	543,909	4,070	[1]	40,227 [1]
Class R	2,460 [2]	25,000 [2]	N/A		N/A
Class R4	30,965,261	326,263,128	194,054	[1]	1,924,576 [1]
Class R6[3]	18,746,064	197,025,603	23,074,176		220,013,785
Administrator Class	6,528,515	69,163,434	11,297,943		107,783,915
Investor Class	6,621,217	69,840,903	9,776,037		93,112,002

		662,861,977			422,874,505

Reinvestment of distributions
Class A	931	9,850	23	[1]	218 [1]
Class R	104 [2]	1,107 [2]	N/A		N/A
Class R4	1,134,557	11,975,355	210	[1]	2,000 [1]
Class R6[3]	2,655,958	27,917,096	1,951,996		18,400,439
Administrator Class	953,950	10,081,987	442,836		4,196,617
Investor Class	871,772	9,194,844	897,922		8,514,428

		59,180,239			31,113,702

Payment for shares redeemed
Class A	(7,392)	(78,342)	0	[1]	0 [1]
Class R4	(5,302,659)	(55,733,386)	(62)[1]		(608)[1]
Class R6[3]	(34,578,765)	(364,266,333)	(10,819,952)		(102,309,649)
Administrator Class	(3,380,366)	(35,699,097)	(2,565,380)		(24,455,246)
Investor Class	(20,902,940)	(222,879,942)	(5,357,439)		(51,395,479)

		(678,657,100)			(178,160,982)

Net increase in net assets resulting from capital share transactions		43,385,116			275,827,225

Total increase in net assets		165,337,619			330,290,854

Net assets
Beginning of period		1,133,251,919			802,961,065

End of period		$1,298,589,538			$1,133,251,919

Undistributed net investment income		$293,080			$646,114

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2040 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$26,808,352			$22,183,515
Net realized gains on investments			70,738,587			40,115,954
Net change in unrealized gains (losses) on investments			202,146,445			70,684,763

Net increase in net assets resulting from operations			299,693,384			132,984,232

Distributions to shareholders from
Net investment income
Class A			(1,249,141)			(1,293,739)
Class B			(1,369)			(3,589)
Class C			(22,264)			(24,991)
Class R			(145)[1]			N/A
Class R4			(8,687,334)			(219)[2]
Class R6[3]			(10,187,015)			(16,032,793)
Administrator Class			(5,232,524)			(4,105,996)
Investor Class			(1,165,069)			(1,014,788)
Net realized gains
Class A			(4,314,692)			(2,102,406)
Class B			(17,629)			(16,813)
Class C			(182,291)			(81,315)
Class R			(1,058)[1]			N/A
Class R4			(23,015,224)			(208)[2]
Class R6[3]			(25,143,406)			(19,867,672)
Administrator Class			(16,072,193)			(6,677,051)
Investor Class			(4,180,142)			(1,625,735)

Total distributions to shareholders			(99,471,496)			(52,847,315)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	314,725		5,707,950	253,575		4,079,217
Class B	4,478		77,549	2,372		36,754
Class C	73,135		1,251,963	67,473		1,030,184
Class R	1,454	[1]	25,000 [1]	N/A		N/A
Class R4	37,995,130		694,786,592	791,914	[2]	13,657,635 [2]
Class R6[3]	17,335,713		317,174,208	25,292,999		412,799,287
Administrator Class	6,918,087		126,930,235	10,013,966		163,429,523
Investor Class	2,255,008		41,425,696	1,859,878		30,105,810

			1,187,379,193			625,138,410

Reinvestment of distributions
Class A	303,660		5,465,678	211,285		3,343,658
Class B	1,068		18,474	1,319		20,090
Class C	11,548		196,937	6,676		100,526
Class R	66	[1]	1,203 [1]	N/A		N/A
Class R4	1,669,778		30,608,589	26	[2]	427 [2]
Class R6[3]	1,919,410		35,170,537	2,189,946		35,252,143
Administrator Class	1,162,659		21,303,576	669,574		10,782,361
Investor Class	292,062		5,342,839	164,040		2,638,230

			98,107,833			52,137,435

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(771,510)	$(13,994,022)	(730,016)	$(11,663,123)
Class B	(32,641)	(554,904)	(59,374)	(908,326)
Class C	(67,116)	(1,130,102)	(59,504)	(899,762)
Class R4	(7,505,844)	(139,005,076)	(136)[2]	(2,311)[2]
Class R6[3]	(39,273,128)	(717,215,596)	(21,580,034)	(353,638,635)
Administrator Class	(5,520,196)	(101,231,819)	(5,424,860)	(87,493,205)
Investor Class	(1,359,490)	(24,914,511)	(926,182)	(15,050,610)

		(998,046,030)		(469,655,972)

Net increase in net assets resulting from capital share transactions		287,440,996		207,619,873

Total increase in net assets		487,662,884		287,756,790

Net assets
Beginning of period		1,564,113,905		1,276,357,115

End of period		$2,051,776,789		$1,564,113,905

Undistributed (overdistributed) net investment income		$(257,595)		$295,314

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2045 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$9,335,908			$7,096,558
Net realized gains on investments		24,679,343			11,755,969
Net change in unrealized gains (losses) on investments		77,537,929			31,365,707

Net increase in net assets resulting from operations		111,553,180			50,218,234

Distributions to shareholders from
Net investment income
Class A		(610)			(50)[1]
Class R		(145)[2]			N/A
Class R4		(1,885,715)			(53)[1]
Class R6[3]		(4,464,186)			(4,502,927)
Administrator Class		(1,344,736)			(715,251)
Investor Class		(1,619,215)			(1,818,785)
Net realized gains
Class A		(3,345)			(131)[1]
Class R		(1,074)[2]			N/A
Class R4		(6,285,965)			(131)[1]
Class R6[3]		(10,492,142)			(3,554,148)
Administrator Class		(4,267,535)			(967,031)
Investor Class		(4,047,659)			(2,107,202)

Total distributions to shareholders		(34,412,327)			(13,665,709)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	13,113	146,324	1,254	[1]	12,184 [1]
Class R	2,392 [2]	25,000 [2]	N/A		N/A
Class R4	17,678,020	191,966,356	122,408	[1]	1,249,149 [1]
Class R6[3]	12,559,086	136,282,053	14,952,130		143,325,379
Administrator Class	3,813,799	41,792,561	5,563,085		53,625,273
Investor Class	5,025,015	54,655,093	8,018,716		76,275,977

		424,867,387			274,487,962

Reinvestment of distributions
Class A	361	3,955	19	[1]	181 [1]
Class R	110 [2]	1,219 [2]	N/A		N/A
Class R4	716,178	7,822,173	19	[1]	184 [1]
Class R6[3]	1,375,388	14,935,305	838,463		7,938,593
Administrator Class	512,517	5,612,271	175,554		1,682,282
Investor Class	519,969	5,665,832	409,148		3,927,887

		34,040,755			13,549,127

Payment for shares redeemed
Class A	(139)	(1,526)	0	[1]	0 [1]
Class R4	(3,285,143)	(35,801,148)	0	[1]	0 [1]
Class R6[3]	(20,376,807)	(220,646,049)	(6,415,685)		(60,996,739)
Administrator Class	(1,699,798)	(18,525,010)	(1,540,011)		(14,868,581)
Investor Class	(13,323,334)	(147,299,430)	(3,083,641)		(29,838,881)

		(422,273,163)			(105,704,201)

Net increase in net assets resulting from capital share transactions		36,634,979			182,332,888

Total increase in net assets		113,775,832			218,885,413

Net assets
Beginning of period		589,462,119			370,576,706

End of period		$703,237,951			$589,462,119

Undistributed net investment income		$104,817			$342,407

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$16,884,882			$14,027,188
Net realized gains on investments			45,429,823			25,488,439
Net change in unrealized gains (losses) on investments			130,295,644			46,190,819

Net increase in net assets resulting from operations			192,610,349			85,706,446

Distributions to shareholders from
Net investment income
Class A			(645)			(51)[1]
Class C			(182)			(44)[1]
Class R			(145)[2]			N/A
Class R4			(3,438,176)			(196)[1]
Class R6[3]			(10,603,275)			(12,251,668)
Administrator Class			(2,195,687)			(1,533,534)
Investor Class			(552,152)			(448,865)
Net realized gains
Class A			(3,757)			(219)[1]
Class C			(1,770)			(219)[1]
Class R			(1,096)[2]			N/A
Class R4			(11,544,946)			(219)[1]
Class R6[3]			(25,762,292)			(15,938,589)
Administrator Class			(7,268,750)			(2,685,304)
Investor Class			(2,117,703)			(770,780)

Total distributions to shareholders			(63,490,576)			(33,629,688)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	17,874		191,063	1,117	[1]	10,400 [1]
Class C	13,605		144,627	1,761	[1]	16,484 [1]
Class R	2,523	[2]	25,000 [2]	N/A		N/A
Class R4	32,693,178		338,904,173	672,052	[1]	6,542,199 [1]
Class R6[3]	21,384,126		221,409,343	30,336,003		278,388,970
Administrator Class	7,841,666		81,546,121	8,006,587		73,473,819
Investor Class	2,115,731		22,005,330	1,471,478		13,332,753

			664,225,657			371,764,625

Reinvestment of distributions
Class A	421		4,402	29	[1]	270 [1]
Class C	187		1,952	29	[1]	263 [1]
Class R	118	[2]	1,241 [2]	N/A		N/A
Class R4	1,378,903		14,387,975	45	[1]	415 [1]
Class R6[3]	3,497,414		36,326,764	3,069,740		27,932,460
Administrator Class	910,558		9,463,169	464,152		4,218,754
Investor Class	255,875		2,667,544	133,355		1,215,453

			62,853,047			33,367,615

Please see footnotes on page 53.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	53

	Target 2050 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(233)	$(2,450)	0 [1]	$0 [1]
Class C	(637)	(6,913)	0 [1]	0 [1]
Class R4	(6,691,551)	(70,531,191)	(186)[1]	(1,812)[1]
Class R6[3]	(39,102,784)	(403,743,930)	(26,622,210)	(245,706,150)
Administrator Class	(4,791,764)	(49,741,513)	(3,712,040)	(34,038,494)
Investor Class	(1,052,072)	(10,997,257)	(684,205)	(6,315,223)

		(535,023,254)		(286,061,679)

Net increase in net assets resulting from capital share transactions		192,055,450		119,070,561

Total increase in net assets		321,175,223		171,147,319

Net assets
Beginning of period		941,054,644		769,907,325

End of period		$1,262,229,867		$941,054,644

Undistributed (overdistributed) net investment income		$(105,005)		$232,622

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$1,176,544			$362,433
Net realized gains on investments		1,588,573			188,303
Net change in unrealized gains (losses) on investments		10,516,963			2,488,135

Net increase in net assets resulting from operations		13,282,080			3,038,871

Distributions to shareholders from
Net investment income
Class A		(286)			(40)[1]
Class R		(138)[2]			N/A
Class R4		(186,529)			(42)[1]
Class R6[3]		(811,744)			(296,520)
Administrator Class		(77,457)			(31,579)
Investor Class		(26,900)			(9,991)
Net realized gains
Class A		(480)			0 [1]
Class R		(349)[2]			N/A
Class R4		(235,580)			0 [1]
Class R6[3]		(766,930)			0
Administrator Class		(90,033)			0
Investor Class		(42,050)			0

Total distributions to shareholders		(2,238,476)			(338,172)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,048	49,156	1,237	[1]	12,709 [1]
Class R	2,270 [2]	25,000 [2]	N/A		N/A
Class R4	2,171,972	25,571,996	3,040	[1]	32,517 [1]
Class R6[3]	6,059,606	70,856,116	4,176,528		42,583,989
Administrator Class	487,291	5,753,225	401,534		4,105,795
Investor Class	297,719	3,493,119	145,817		1,485,321

		105,748,612			48,220,331

Reinvestment of distributions
Class A	64	766	4	[1]	40 [1]
Class R	41 [2]	487 [2]	N/A		N/A
Class R4	33,678	401,965	4	[1]	42 [1]
Class R6[3]	133,432	1,578,247	29,858		296,174
Administrator Class	14,139	167,490	3,158		31,579
Investor Class	5,830	68,854	1,020		9,939

		2,217,809			337,774

Payment for shares redeemed
Class A	(146)	(1,765)	0	[1]	0 [1]
Class R4	(581,266)	(7,002,425)	0	[1]	0 [1]
Class R6[3]	(3,635,426)	(42,481,310)	(1,761,054)		(17,810,369)
Administrator Class	(266,045)	(3,151,208)	(148,125)		(1,495,508)
Investor Class	(89,744)	(1,053,130)	(56,303)		(581,384)

		(53,689,838)			(19,887,261)

Net increase in net assets resulting from capital share transactions		54,276,583			28,670,844

Total increase in net assets		65,320,187			31,371,543

Net assets
Beginning of period		42,385,260			11,013,717

End of period		$107,705,447			$42,385,260

Undistributed net investment income		$93,126			$50,530

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
Year ended February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
Class B
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
Year ended February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
Class C
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
Year ended February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
Class R
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)
Class R4
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Class R6[7]
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
Year ended February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
Administrator Class
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
Year ended February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
Investor Class
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
Year ended February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.85	1.29%	1.01%	0.85%	2.67%	40%	$17,467
$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145

$11.30	0.62%	1.76%	1.61%	1.90%	40%	$51
$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155

$11.11	0.54%	1.76%	1.60%	1.89%	40%	$4,287
$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498

$10.85	1.02%	1.27%	1.06%	4.61%	40%	$26

$11.10	1.66%	0.66%	0.45%	3.09%	40%	$367,184
$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$11.08	1.79%	0.57%	0.37%	3.23%	40%	$233,894
$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513

$11.07	1.45%	0.85%	0.69%	2.87%	40%	$116,854
$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796

$11.05	1.28%	1.08%	0.86%	2.61%	40%	$72,839
$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00
Year ended February 28, 2010	$10.15	0.25	[4]	1.93		(0.29)	(0.00)[8]
Class B
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00
Year ended February 28, 2010	$10.18	0.17	[4]	1.93		(0.18)	(0.00)[8]
Class C
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00
Year ended February 28, 2010	$10.27	0.16	[4]	1.96		(0.20)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)
Class R4
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)
Year ended February 28, 2013[6]	$13.56	0.08		0.00	[8]	(0.08)	(0.13)
Class R6[7]
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00
Year ended February 28, 2010	$10.24	0.31	[4]	1.95		(0.35)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00
Year ended February 28, 2010	$10.24	0.27	[4]	1.95		(0.32)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00
Year ended February 28, 2010	$10.22	0.27	[4]	1.94		(0.31)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$13.33	1.39%	1.02%	0.87%	3.87%	40%	$32,012
$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316

$13.49	0.62%	1.77%	1.63%	3.05%	40%	$118
$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716

$13.52	0.64%	1.77%	1.62%	3.07%	40%	$2,952
$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580

$13.28	1.18%	1.29%	1.08%	5.36%	40%	$26

$13.46	1.79%	0.67%	0.47%	4.24%	40%	$199,432
$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.45	1.89%	0.57%	0.38%	4.35%	40%	$242,218
$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320

$13.46	1.55%	0.86%	0.71%	4.08%	40%	$201,159
$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322

$13.42	1.39%	1.08%	0.88%	3.78%	40%	$60,396
$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)
Year ended February 28, 2013[6]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R
Year ended February 28, 2014[5]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)
Class R4
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)
Year ended February 28, 2013[6]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Class R6[7]
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
Year ended February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
Administrator Class
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
Year ended February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
Investor Class
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
Year ended February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.38	1.45%	0.99%	0.84%	5.56%	38%	$332
$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

$10.52	1.14%	1.26%	1.09%	6.51%	38%	$27

$10.40	1.76%	0.66%	0.48%	5.90%	38%	$189,078
$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

$10.39	1.88%	0.55%	0.38%	6.04%	38%	$437,620
$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807

$10.52	1.54%	0.85%	0.72%	5.79%	38%	$211,930
$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190

$10.53	1.36%	1.08%	0.89%	5.49%	38%	$122,400
$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
Year ended February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[8]
Class B
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
Year ended February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[8]
Class C
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
Year ended February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)
Class R4
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)
Class R6[7]
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
Year ended February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
Year ended February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
Year ended February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$15.14	1.32%	0.98%	0.90%	8.16%	35%	$75,871
$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653

$15.13	0.58%	1.74%	1.66%	7.34%	35%	$238
$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030

$15.08	0.57%	1.73%	1.65%	7.36%	35%	$5,208
$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752

$15.10	1.07%	1.24%	1.11%	8.37%	35%	$27

$15.40	1.70%	0.63%	0.50%	8.58%	35%	$803,141
$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$15.40	1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479

$15.36	1.52%	0.82%	0.74%	8.35%	35%	$746,910
$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078

$15.34	1.35%	1.04%	0.91%	8.14%	35%	$193,249
$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2025 Fund
Class A
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)
Year ended February 28, 2013[6]	$9.83	0.04		0.33	(0.05)	(0.20)
Class R
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)
Class R4
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)
Year ended February 28, 2013[6]	$9.83	0.06		0.33	(0.05)	(0.20)
Class R6[7]
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
Year ended February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
Administrator Class
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)
Year ended February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
Year ended February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
Investor Class
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)
Year ended February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)	(0.23)
Year ended February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
Year ended February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$10.56	1.28%	0.97%	0.86%	10.99%	32%	$1,379
$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

$10.57	0.96%	1.22%	1.11%	10.27%	32%	$28

$10.58	1.60%	0.63%	0.50%	11.29%	32%	$354,137
$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

$10.57	1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514

$10.60	1.43%	0.82%	0.74%	11.11%	32%	$354,050
$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111

$10.59	1.28%	1.05%	0.91%	10.91%	32%	$236,714
$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
Year ended February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[8]
Class B
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
Year ended February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[8]
Class C
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
Year ended February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)
Class R4
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)
Class R6[7]
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
Year ended February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
Year ended February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
Year ended February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$16.61	1.22%	0.98%	0.91%	13.52%	29%	$65,634
$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735

$16.36	0.50%	1.74%	1.67%	12.65%	29%	$290
$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173

$16.25	0.47%	1.73%	1.66%	12.64%	29%	$4,097
$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671

$16.61	0.87%	1.22%	1.12%	12.19%	29%	$28

$16.83	1.53%	0.63%	0.51%	13.99%	29%	$850,913
$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$16.81	1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598

$16.82	1.38%	0.82%	0.75%	13.74%	29%	$685,421
$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340

$16.77	1.21%	1.04%	0.92%	13.47%	29%	$201,506
$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2035 Fund
Class A
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)
Year ended February 28, 2013[6]	$9.60	0.02	[4]	0.58	(0.05)	(0.16)
Class R
Year ended February 28, 2014[5]	$10.16	0.06	[4]	1.32	(0.06)	(0.39)
Class R4
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)
Year ended February 28, 2013[6]	$9.60	0.03	[4]	0.57	(0.05)	(0.16)
Class R6[7]
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)
Year ended February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
Year ended February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
Administrator Class
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)
Year ended February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
Year ended February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
Investor Class
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)
Year ended February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
Year ended February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$11.02	1.11%	0.98%	0.88%	15.82%	26%	$532
$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

$11.09	0.79%	1.26%	1.13%	13.76%	26%	$28

$11.03	1.45%	0.65%	0.52%	16.28%	26%	$297,612
$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

$11.03	1.71%	0.55%	0.41%	16.41%	26%	$570,482
$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172

$11.06	1.33%	0.85%	0.75%	15.96%	26%	$236,217
$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950

$11.10	1.21%	1.08%	0.93%	15.77%	26%	$193,717
$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
Year ended February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[8]
Class B
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
Year ended February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[8]
Class C
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
Year ended February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)
Class R4
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)
Class R6[7]
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
Year ended February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
Year ended February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
Year ended February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$18.90	1.15%	0.99%	0.92%	17.54%	25%	$114,233
$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278

$18.06	0.42%	1.75%	1.68%	16.63%	25%	$344
$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876

$17.85	0.40%	1.74%	1.67%	16.68%	25%	$4,813
$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226

$18.90	0.75%	1.24%	1.13%	14.96%	25%	$29

$19.28	1.42%	0.64%	0.52%	18.02%	25%	$635,241
$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$19.27	1.70%	0.54%	0.42%	18.14%	25%	$724,856
$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937

$19.25	1.30%	0.83%	0.76%	17.79%	25%	$452,487
$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917

$19.21	1.13%	1.05%	0.93%	17.53%	25%	$119,774
$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)
Year ended February 28, 2013[6]	$9.64	0.03		0.68	(0.05)	(0.13)
Class R
Year ended February 28, 2014[5]	$10.45	0.05		1.55	(0.06)	(0.45)
Class R4
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)
Year ended February 28, 2013[6]	$9.64	0.06		0.66	(0.05)	(0.13)
Class R6[7]
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
Year ended February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
Administrator Class
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
Year ended February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
Investor Class
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
Year ended February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income [1]	Gross expenses[1]	Net expenses[1]

$11.43	1.09%	1.01%	0.88%	18.54%	24%	$167
$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$11.54	0.68%	1.30%	1.13%	15.52%	24%	$29

$11.46	1.39%	0.68%	0.52%	18.99%	24%	$174,582
$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$11.44	1.67%	0.57%	0.42%	19.07%	24%	$291,293
$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776

$11.51	1.28%	0.87%	0.75%	18.65%	24%	$126,533
$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948

$11.55	1.18%	1.10%	0.93%	18.44%	24%	$110,633
$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income [1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.02		0.64	(0.04)	(0.20)
Class R
Year ended February 28, 2014[5]	$9.91	0.05		1.48	(0.06)	(0.43)
Class R4
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.05		0.64	(0.05)	(0.20)
Class R6[7]
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
Year ended February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
Administrator Class
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
Year ended February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
Investor Class
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
Year ended February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.93	1.00%	0.98%	0.88%	18.62%	23%	$210
$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$10.91	0.39%	1.73%	1.63%	17.68%	23%	$163
$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$10.95	0.69%	1.27%	1.13%	15.67%	23%	$29

$10.96	1.39%	0.65%	0.52%	19.10%	23%	$307,320
$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$10.95	1.66%	0.55%	0.41%	19.28%	23%	$693,648
$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918

$10.92	1.28%	0.85%	0.75%	18.79%	23%	$202,276
$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853

$10.96	1.10%	1.07%	0.93%	18.67%	23%	$58,583
$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains

Target 2055 Fund
Class A
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)
Year ended February 28, 2013[6]	$10.19	0.03	[4]	0.72		(0.04)	0.00
Class R
Year ended February 28, 2014[5]	$11.01	0.06		1.65		(0.06)	(0.15)
Class R4
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)
Year ended February 28, 2013[6]	$10.19	0.04	[4]	0.72		(0.04)	0.00
Class R6[7]
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00
Year ended February 29, 2012[9]	$10.00	0.08	[4]	0.00	[8]	0.00	0.00
Administrator Class
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)
Year ended February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)	0.00
Year ended February 29, 2012[9]	$10.00	0.06	[4]	0.00	[8]	0.00	0.00
Investor Class
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00
Year ended February 29, 2012[9]	$10.00	0.06	[4]	(0.01)		0.00	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	77

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$12.63	1.10%	1.19%	0.88%	18.69%	23%	$66
$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$12.51	0.73%	1.48%	1.13%	15.66%	23%	$29

$12.65	1.40%	0.86%	0.52%	19.06%	23%	$20,591
$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$12.63	1.63%	0.75%	0.40%	19.18%	23%	$74,427
$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$12.62	1.28%	1.05%	0.75%	18.70%	23%	$8,462
$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$12.52	1.06%	1.27%	0.93%	18.62%	23%	$4,130
$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

1. Includes	net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2. Total	return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3. Portfolio	turnover rate represents the weighted average portfolio turnover in each respective affiliated Master Portfolio.

4. Calculated	based upon average shares outstanding

5. For	the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6. For	the period from November 30, 2012 (commencement of class operations) to February 28, 2013

7. On	June 1, 2013, Institutional Class was renamed Class R6.

8. Amount	is less than $0.005.

9. For	the period from June 30, 2011 (commencement of class operations) to February 29, 2012

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2014, are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	10%	10%	11%	27%	17%	15%	4%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	2	3	13	13	20	10	18	7	12	1
Wells Fargo Advantage Short-Term Investment Portfolio	14	4	6	16	13	16	7	12	4	7	1

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from nonaccrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$24,783	$(1,475,975)	$1,451,192
Target 2010 Fund	(3,296,584)	(1,474,484)	4,771,068
Target 2015 Fund	868,014	(1,727,612)	859,598
Target 2020 Fund	(248,051)	(4,158,402)	4,406,453
Target 2025 Fund	1,149,811	(2,697,709)	1,547,898
Target 2030 Fund	851,354	(2,459,018)	1,607,664
Target 2035 Fund	325,424	(874,319)	548,895
Target 2040 Fund	285,699	(816,400)	530,701
Target 2045 Fund	66,313	(258,891)	192,578
Target 2050 Fund	87,329	(432,247)	344,918
Target 2055 Fund	8,284	(30,894)	22,610

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the year ended February 28, 2014, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	81

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03	*
Administrator Class	0.10
Investor Class	0.32

*	On June 1, 2013, Institutional Class was renamed Class R6. Prior to June 1, 2013, Institutional Class incurred a class level administration fee of 0.08%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Prior to June 1, 2013, each Fund’s expenses were capped as follows:

	Class A	Class B	Class C	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	0.45%	0.45%	0.80%	0.86%
Target 2010 Fund	0.99	1.74	1.74	0.47	0.48	0.83	0.89
Target 2015 Fund	0.84	N/A	N/A	0.48	0.49	0.84	0.90
Target 2020 Fund	1.01	1.76	1.76	0.50	0.50	0.85	0.91
Target 2025 Fund	0.86	N/A	N/A	0.50	0.50	0.85	0.91
Target 2030 Fund	1.02	1.77	1.77	0.51	0.51	0.86	0.92
Target 2035 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93
Target 2040 Fund	1.03	1.78	1.78	0.52	0.52	0.87	0.93
Target 2045 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93
Target 2050 Fund	0.88	N/A	1.63	0.52	0.52	0.87	0.93
Target 2055 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

For the year ended February 28, 2014, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Target Today Fund	$441	$0	$0
Target 2010 Fund	448	1	446
Target 2015 Fund	184	N/A	N/A
Target 2020 Fund	3,350	30	71
Target 2025 Fund	647	N/A	N/A
Target 2030 Fund	3,358	14	0
Target 2035 Fund	105	N/A	N/A
Target 2040 Fund	6,657	680	155
Target 2045 Fund	558	N/A	N/A
Target 2050 Fund	193	N/A	0
Target 2055 Fund	18	N/A	N/A
Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	83

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$272,911,619	$98,101,427	$208,850,344	$67,640,898
Target 2010 Fund	261,911,587	98,937,101	200,432,379	70,450,898
Target 2015 Fund	298,734,495	134,401,763	228,611,747	105,270,335
Target 2020 Fund	727,901,275	432,073,297	557,039,060	377,393,210
Target 2025 Fund	453,514,088	375,385,451	347,059,512	357,868,364
Target 2030 Fund	388,204,837	481,639,801	297,080,477	491,633,089
Target 2035 Fund	112,986,038	229,480,793	86,464,523	246,308,553
Target 2040 Fund	103,291,641	374,424,281	79,045,718	415,469,462
Target 2045 Fund	20,949,204	130,598,895	16,031,742	147,555,070
Target 2050 Fund	32,888,535	235,230,090	25,168,521	266,381,716
Target 2055 Fund	2,789,582	19,952,051	2,134,776	22,594,310

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,785
Target 2010 Fund	1,598
Target 2015 Fund	1,955
Target 2020 Fund	5,318
Target 2025 Fund	5,965
Target 2030 Fund	6,546
Target 2035 Fund	3,105
Target 2040 Fund	4,546
Target 2045 Fund	1,639
Target 2050 Fund	2,753
Target 2055 Fund	166

84	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

For the year ended February 28, 2014, the Funds had the following borrowing activity:

	Average daily borrowings outstanding	Effective interest rate	Interest paid
Target 2010 Fund	$72	1.39%	$1
Target 2015 Fund	2,302	1.39	32
Target 2020 Fund	4,532	1.39	63
Target 2025 Fund	3,669	1.39	51
Target 2030 Fund	3,094	1.39	43
Target 2035 Fund	1,871	1.39	26
Target 2040 Fund	1,223	1.39	17
Target 2045 Fund	863	1.39	12
Target 2050 Fund	432	1.39	6
Target 2055 Fund	72	1.39	1

For the year ended February 28, 2014, there were no borrowings by Target Today Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 were as follows:

	Ordinary income		Long-term capital gain
	2014	2013	2014	2013
Target Today Fund	$15,111,585	$20,499,746	$8,542,236	$5,974,434
Target 2010 Fund	17,669,710	16,604,410	11,253,150	8,611,526
Target 2015 Fund	16,072,945	17,566,276	13,411,192	7,934,658
Target 2020 Fund	54,228,494	48,600,582	55,914,216	31,287,713
Target 2025 Fund	49,717,377	40,377,037	55,344,717	38,400,099
Target 2030 Fund	61,158,030	36,542,379	64,724,217	38,546,522
Target 2035 Fund	25,595,025	16,629,929	34,584,703	14,973,014
Target 2040 Fund	45,167,549	23,509,619	54,303,947	29,337,696
Target 2045 Fund	14,387,717	7,862,619	20,024,610	5,803,090
Target 2050 Fund	27,401,472	16,365,839	36,089,104	17,263,849
Target 2055 Fund	1,298,390	338,172	940,086	0

As of February 28, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target Today Fund	$1,915,931	$1,010,765	$51,012,570
Target 2010 Fund	2,549,163	3,484,682	66,058,200
Target 2015 Fund	3,059,601	992,460	90,846,579
Target 2020 Fund	7,224,379	6,623,702	337,557,430
Target 2025 Fund	5,664,418	5,663,199	362,815,181
Target 2030 Fund	6,618,529	7,767,734	464,911,392
Target 2035 Fund	2,915,550	4,134,684	249,530,337
Target 2040 Fund	4,605,694	6,879,809	400,290,723

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	85

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target 2045 Fund	$1,607,333	$2,501,838	$146,430,660
Target 2050 Fund	3,007,449	4,460,603	260,944,606
Target 2055 Fund	202,584	212,464	14,106,787

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2014, the Funds declared distributions from net investment income to shareholders of record on March 24, 2014. The per share amounts payable on March 26, 2014 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2025 Fund	Target 2035 Fund	Target 2045 Fund	Target 2055 Fund
Class A	$0.04073	$0.05470	$0.05136	$0.02851	$0.01924	$0.01565	$0.01556
Class B	0.01912	0.02578	N/A	N/A	N/A	N/A	N/A
Class C	0.02271	0.03444	N/A	N/A	N/A	N/A	N/A
Class R	0.03566	0.04866	0.04504	$0.02041	0.01223	0.00885	0.00828
Class R4	0.04882	0.06480	0.05779	$0.03436	0.02591	0.02177	0.02336
Class R6	0.05227	0.06902	0.06099	$0.03760	0.02922	0.02515	0.02698
Administrator Class	0.04420	0.05906	0.05352	$0.03005	0.02137	0.01709	0.01834
Investor Class	0.03943	0.05371	0.04893	$0.02573	0.01677	0.01233	0.01405

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 28, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage DJ Target 2055 Fund which is for each of the years or periods in the two-year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2014 to the Master Portfolios’ records (see Note 1). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2014, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 25, 2014

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.12%
FHLB	0.38-6.00%	5-1-2014 to 11-1-2043	$166,780,130	$171,473,415	2.91%
FHLMC	0.50-6.75	3-1-2014 to 3-1-2044	232,860,077	245,848,466	4.18
FHLMC	3.50	2-1-2042	14,036,874	14,212,205	0.25
FHLMC %%	3.50	3-1-2044	13,000,000	13,144,219	0.23
FNMA	0.00-7.25	4-1-2014 to 3-1-2044	619,494,157	647,122,467	11.16
FNMA	3.00	8-1-2027	15,511,673	16,073,801	0.28
FNMA	3.00	3-1-2043	11,444,121	11,130,601	0.19
FNMA	3.50	12-1-2026	10,057,555	10,642,266	0.18
FNMA	3.50	9-1-2042	13,332,959	13,531,336	0.23
FNMA	3.50	7-1-2043	11,875,349	12,051,277	0.21
FNMA %%	3.50	3-1-2044	15,000,000	15,203,907	0.26
FNMA	4.00	10-1-2043	9,804,829	10,281,205	0.18
FNMA %%	4.00	3-1-2044	14,000,000	14,668,282	0.25
GNMA	3.00-7.00	11-15-2023 to 3-1-2044	309,442,092	326,924,187	5.66
GNMA	3.50	6-15-2042	11,291,167	11,640,619	0.20
GNMA	3.50	4-20-2043	19,744,470	20,362,248	0.35
GNMA	4.50	3-15-2039	12,653,384	13,746,686	0.24
Other securities				9,212,291	0.16

Total Agency Securities (Cost $1,558,248,284)				1,577,269,478	27.12

Corporate Bonds and Notes: 21.23%

Consumer Discretionary: 1.94%

Auto Components: 0.02%
Other securities				1,402,294	0.02

Automobiles: 0.04%
Other securities				2,484,996	0.04

Diversified Consumer Services: 0.04%
Other securities				2,446,335	0.04

Hotels, Restaurants & Leisure: 0.17%
Other securities				9,637,752	0.17

Household Durables: 0.04%
Other securities				2,360,147	0.04

Internet & Catalog Retail: 0.05%
Other securities				2,601,379	0.05

Leisure Products: 0.02%
Other securities				905,578	0.02

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Media: 1.14%
Other securities				$65,965,290	1.14%

Multiline Retail: 0.15%
Other securities				8,751,480	0.15

Specialty Retail: 0.26%
Other securities				15,241,314	0.26

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				792,759	0.01

Consumer Staples: 1.90%

Beverages: 0.53%
Other securities				30,721,169	0.53

Food & Staples Retailing: 0.51%
Other securities				29,714,790	0.51

Food Products: 0.44%
Other securities				25,741,003	0.44

Household Products: 0.13%
Other securities				7,824,021	0.13

Personal Products: 0.02%
Other securities				970,107	0.02

Tobacco: 0.27%
Other securities				15,850,406	0.27

Energy: 1.72%

Energy Equipment & Services: 0.16%
Other securities				9,586,484	0.16

Oil, Gas & Consumable Fuels: 1.56%
Other securities				90,441,081	1.56

	Interest rate	Maturity date	Principal

Financials: 7.32%

Banks: 1.19%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,198,978	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,730	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	764,590	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,991	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,143,161	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,155,675	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,264,645	0.02
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	760,256	0.01
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,118	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,048,302	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	3.45%	2-13-2023	$750,000	$733,886	0.01%
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,024,265	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,066,171	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,019,619	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,392,181	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,069,742	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,724,801	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,689	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,652	0.01
Other securities				50,000,875	0.86

				69,413,327	1.19

Capital Markets: 1.25%
Other securities				72,672,252	1.25

Consumer Finance: 0.83%
Other securities				48,095,954	0.83

Diversified Financial Services: 2.39%
Other securities				138,722,945	2.39

Insurance: 1.02%
Other securities				59,221,341	1.02

Real Estate Management & Development: 0.01%
Other securities				678,739	0.01

REITs: 0.61%
Other securities				35,288,775	0.61

Thrifts & Mortgage Finance: 0.02%
Other securities				1,357,355	0.02

Health Care: 1.85%

Biotechnology: 0.23%
Other securities				13,473,020	0.23

Health Care Equipment & Supplies: 0.23%
Other securities				13,414,240	0.23

Health Care Providers & Services: 0.48%
Other securities				27,946,862	0.48

Life Sciences Tools & Services: 0.09%
Other securities				5,148,219	0.09

Pharmaceuticals: 0.82%
Other securities				47,498,209	0.82

Industrials: 1.50%

Aerospace & Defense: 0.40%
Other securities				23,160,357	0.40

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.09%
Other securities	$5,233,047	0.09%

Airlines: 0.07%
Other securities	4,210,864	0.07

Building Products: 0.01%
Other securities	324,816	0.01

Commercial Services & Supplies: 0.17%
Other securities	9,823,766	0.17

Construction & Engineering: 0.01%
Other securities	773,677	0.01

Electrical Equipment: 0.10%
Other securities	5,856,267	0.10

Industrial Conglomerates: 0.12%
Other securities	6,807,965	0.12

Machinery: 0.20%
Other securities	11,393,068	0.20

Professional Services: 0.01%
Other securities	619,460	0.01

Road & Rail: 0.30%
Other securities	17,775,308	0.30

Trading Companies & Distributors: 0.02%
Other securities	1,265,625	0.02

Information Technology: 1.25%

Communications Equipment: 0.17%
Other securities	9,980,192	0.17

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,451,378	0.06

Internet Software & Services: 0.05%
Other securities	2,840,088	0.05

IT Services: 0.27%
Other securities	15,573,873	0.27

Semiconductors & Semiconductor Equipment: 0.14%
Other securities	8,414,971	0.14

Software: 0.29%
Other securities	17,191,902	0.29

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.27%
Other securities				$15,549,612	0.27%

Materials: 0.84%

Chemicals: 0.40%
Other securities				23,228,913	0.40

Construction Materials: 0.00%
Other securities				142,330	0.00

Containers & Packaging: 0.01%
Other securities				367,541	0.01

Metals & Mining: 0.33%
Other securities				19,435,003	0.33

Paper & Forest Products: 0.10%
Other securities				6,024,149	0.10

Telecommunication Services: 1.07%

Diversified Telecommunication Services: 1.05%
Other securities				61,192,537	1.05

Wireless Telecommunication Services: 0.02%
Other securities				783,655	0.02

Utilities: 1.84%

Electric Utilities: 1.44%
Other securities				83,471,414	1.44

Gas Utilities: 0.11%
Other securities				6,280,404	0.11

Independent Power & Renewable Electricity Producers: 0.03%
Other securities				1,519,212	0.03

Multi-Utilities: 0.25%
Other securities				14,757,995	0.25

Water Utilities: 0.01%
Other securities				848,482	0.01

Total Corporate Bonds and Notes (Cost $1,170,652,278)				1,234,667,494	21.23

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.77%
Bundesrepublik Deutschland (EUR)	1.50-6.50%	7-4-2015 to 7-4-2044	59,355,000	95,201,413	1.65
France Government Bond (EUR)	0.25-8.50	4-25-2015 to 4-25-2060	83,650,000	132,124,804	2.28
Italy Buoni Poliennali del Tesoro (EUR)	2.25-9.00	3-1-2015 to 9-1-2044	99,430,000	151,353,736	2.63
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	15,102,939	0.26

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond (JPY)	0.20-0.60%	3-20-2015 to 6-20-2018	8,530,000,000	$84,277,709	1.44%
Japan Government Ten Year Bond (JPY)	0.60-2.00	3-20-2015 to 12-20-2023	23,333,000,000	239,357,511	4.09
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	12,111,881	0.21
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,487,063	0.21
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,369,508	0.20
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2043	5,712,500,000	63,772,212	1.07
Japan Government Twenty Year Bond (JPY)	0.80-3.70	9-21-2015 to 9-20-2033	14,613,500,000	160,794,699	2.75
Spain Government Bond (EUR)	3.00-6.00	4-30-2015 to 7-30-2041	38,125,000	58,063,096	1.00
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2015 to 7-22-2068	89,850,000	166,783,174	2.87
Other securities				237,336,631	4.11

Total Foreign Government Bonds (Cost $1,442,924,543)				1,440,136,376	24.77

U.S. Treasury Securities: 22.38%
U.S. Treasury Bond	2.75-7.50	8-15-2022 to 11-15-2043	$129,850,000	139,224,338	2.40
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,723,125	0.18
U.S. Treasury Note	0.13-9.13	3-31-2015 to 2-15-2024	627,900,000	648,421,011	11.14
U.S. Treasury Note	0.25	7-15-2015	15,000,000	15,014,655	0.26
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,002,340	0.26
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,251,599	0.18
U.S. Treasury Note	0.25	11-30-2015	34,000,000	33,994,424	0.58
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,075,000	0.52
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,705,616	0.41
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,943,750	0.26
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,122,660	0.17
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,090,936	0.21
U.S. Treasury Note	1.25	8-31-2015	10,500,000	10,663,653	0.18
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,801,256	0.20
U.S. Treasury Note	1.38	9-30-2018	11,000,000	10,999,142	0.19
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,370,320	0.26
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,081,564	0.21
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,649,413	0.20
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,296,880	0.18
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,653,325	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,678,752	0.27
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,532,500	0.18
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,363,285	0.26
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,802,512	0.43
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,436,923	0.40
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,140,902	0.24
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,471,564	0.21
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,365,620	0.18
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,395,000	0.44
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,955,084	0.31
U.S. Treasury Note	2.75	11-15-2023	15,500,000	15,664,688	0.27
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,953,120	0.19
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,473,009	0.18
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,340,625	0.25
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,995,320	0.38

Total U.S. Treasury Securities (Cost $1,281,696,049)				1,301,653,911	22.38

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.59%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities	$1,870,262	0.03%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,775,193	0.08

Energy: 0.72%

Energy Equipment & Services: 0.05%
Other securities	2,710,748	0.05

Oil, Gas & Consumable Fuels: 0.67%
Other securities	38,805,689	0.67

Financials: 1.52%

Banks: 0.97%
Other securities	56,079,459	0.97

Capital Markets: 0.06%
Other securities	3,192,690	0.06

Diversified Financial Services: 0.43%
Other securities	25,165,323	0.43

Insurance: 0.06%
Other securities	3,626,219	0.06

Real Estate Management & Development: 0.00%
Other securities	138,349	0.00

Health Care: 0.18%

Health Care Equipment & Supplies: 0.04%
Other securities	2,105,478	0.04

Pharmaceuticals: 0.14%
Other securities	8,338,564	0.14

Industrials: 0.12%

Aerospace & Defense: 0.01%
Other securities	206,750	0.01

Commercial Services & Supplies: 0.02%
Other securities	1,323,964	0.02

Industrial Conglomerates: 0.05%
Other securities	3,077,743	0.05

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Machinery: 0.01%
Other securities	$559,741	0.01%

Road & Rail: 0.03%
Other securities	1,917,174	0.03

Information Technology: 0.03%

Communications Equipment: 0.01%
Other securities	411,485	0.01

Internet Software & Services: 0.01%
Other securities	588,624	0.01

Technology Hardware, Storage & Peripherals: 0.01%
Other securities	975,000	0.01

Materials: 0.38%

Chemicals: 0.09%
Other securities	5,356,511	0.09

Metals & Mining: 0.27%
Other securities	15,658,213	0.27

Paper & Forest Products: 0.02%
Other securities	979,663	0.02

Telecommunication Services: 0.51%

Diversified Telecommunication Services: 0.27%
Other securities	15,459,198	0.27

Wireless Telecommunication Services: 0.24%
Other securities	14,149,608	0.24

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities	164,813	0.00

Independent Power & Renewable Electricity Producers: 0.00%
Other securities	92,698	0.00

Multi-Utilities: 0.01%
Other securities	561,026	0.01

Water Utilities: 0.01%
Other securities	271,422	0.01

Total Yankee Corporate Bonds and Notes (Cost $200,342,595)	208,561,607	3.59

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%	133,285,750	$133,285,750	2.29%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09	909,020	909,020	0.02

Total Short-Term Investments (Cost $134,194,770)			134,194,770	2.31

Total investments in securities
(Cost $5,788,058,519) *			5,896,483,636	101.40
Other assets and liabilities, net			(81,666,490)	(1.40)

Total net assets			$5,814,817,146	100.00%

%%	Security issued on a when-issued basis
(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,789,621,411 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$220,644,412
Gross unrealized depreciation	(113,782,187)

Net unrealized appreciation	$106,862,225

The following table shows the percent of total long-term investments by geographic location as of February 28, 2014 (unaudited):

United States	70.78%
Japan	10.76
United Kingdom	3.82
France	2.92
Italy	2.71
Germany	2.23
Canada	1.49
Spain	1.47
Netherlands	1.17
Other	2.65

100.00%

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 95.91%

Consumer Discretionary: 12.94%

Auto Components: 1.11%
Other securities		$105,677,729	1.11%

Automobiles: 1.36%
Toyota Motor Corporation	555,914	31,895,272	0.34
Other securities		97,777,069	1.02

		129,672,341	1.36

Distributors: 0.13%
Other securities		12,853,980	0.13

Diversified Consumer Services: 0.43%
Other securities		40,615,749	0.43

Hotels, Restaurants & Leisure: 2.13%
McDonald’s Corporation	221,614	21,086,572	0.22
Other securities		181,715,585	1.91

		202,802,157	2.13

Household Durables: 0.85%
Other securities		81,223,172	0.85

Internet & Catalog Retail: 1.00%
Amazon.com Incorporated †	82,527	29,883,027	0.31
Netflix Incorporated †	35,726	15,920,577	0.17
Other securities		49,597,213	0.52

		95,400,817	1.00

Leisure Products: 0.33%
Other securities		31,546,830	0.33

Media: 1.78%
Other securities		169,379,380	1.78

Multiline Retail: 0.44%
Other securities		41,839,811	0.44

Specialty Retail: 2.26%
Home Depot Incorporated	313,630	25,727,069	0.27
Other securities		189,709,620	1.99

		215,436,689	2.26

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.12%
Other securities		$106,253,738	1.12%

Consumer Staples: 6.54%

Beverages: 1.36%
PepsiCo Incorporated	202,863	16,243,240	0.17
The Coca-Cola Company	502,366	19,190,381	0.20
Other securities		94,078,131	0.99

		129,511,752	1.36

Food & Staples Retailing: 1.50%
Wal-Mart Stores Incorporated	210,543	15,727,562	0.17
Other securities		126,591,420	1.33

		142,318,982	1.50

Food Products: 1.99%
Nestle SA	312,322	23,650,535	0.25
Other securities		165,452,563	1.74

		189,103,098	1.99

Household Products: 0.77%
Procter & Gamble Company	359,582	28,284,720	0.30
Other securities		44,919,659	0.47

		73,204,379	0.77

Personal Products: 0.28%
Other securities		26,900,099	0.28

Tobacco: 0.64%
Philip Morris International Incorporated	211,950	17,148,875	0.18
Other securities		44,155,555	0.46

		61,304,430	0.64

Energy: 6.98%

Energy Equipment & Services: 1.51%
Schlumberger Limited	293,305	27,277,365	0.29
Other securities		116,695,208	1.22

		143,972,573	1.51

Oil, Gas & Consumable Fuels: 5.47%
Chevron Corporation	254,423	29,342,605	0.31
Exxon Mobil Corporation	577,831	55,627,790	0.58
Other securities		435,737,183	4.58

		520,707,578	5.47

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 20.74%

Banks: 8.22%
Bank of America Corporation	1,410,966	$23,323,268	0.25%
Citigroup Incorporated	393,288	19,125,595	0.20
Commonwealth Bank of Australia	302,208	20,133,950	0.21
HSBC Holdings plc	1,628,974	17,176,957	0.18
JPMorgan Chase & Company	497,277	28,255,279	0.30
Wells Fargo & Company (l)	634,120	29,435,850	0.31
Westpac Banking Corporation	582,891	17,409,172	0.18
Other securities		628,190,103	6.59

		783,050,174	8.22

Capital Markets: 1.57%
Other securities		149,813,702	1.57

Consumer Finance: 0.27%
Other securities		25,422,170	0.27

Diversified Financial Services: 1.03%
Berkshire Hathaway Incorporated Class B †	238,100	27,567,218	0.29
Other securities		70,851,591	0.74

		98,418,809	1.03

Insurance: 4.01%
Other securities		381,471,218	4.01

Real Estate Management & Development: 0.94%
Other securities		89,505,031	0.94

REITs: 4.33%
American Realty Capital Properties Incorporated	1,271,547	18,679,025	0.20
Other securities		393,599,095	4.13

		412,278,120	4.33

Thrifts & Mortgage Finance: 0.37%
Other securities		34,838,702	0.37

Health Care: 9.54%

Biotechnology: 1.81%
Biogen Idec Incorporated †	51,507	17,547,405	0.19
Gilead Sciences Incorporated †	341,500	28,272,785	0.30
Incyte Corporation †	315,200	20,254,752	0.21
Other securities		106,393,067	1.11

		172,468,009	1.81

Health Care Equipment & Supplies: 1.28%
Other securities		122,042,835	1.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Providers & Services: 1.76%
Other securities		$167,533,675	1.76%

Health Care Technology: 0.28%
Other securities		26,523,362	0.28

Life Sciences Tools & Services: 0.72%
Other securities		68,617,516	0.72

Pharmaceuticals: 3.69%
Johnson & Johnson Services Incorporated	373,276	34,386,185	0.36
Merck & Company Incorporated	386,558	22,029,940	0.23
Novartis AG	245,032	20,463,446	0.22
Pfizer Incorporated	857,355	27,529,669	0.29
Roche Holding AG Genusschein	61,846	19,084,712	0.20
Other securities		227,450,571	2.39

		350,944,523	3.69

Industrials: 12.65%

Aerospace & Defense: 1.68%
United Technologies Corporation	187,959	21,994,962	0.23
Other securities		138,031,924	1.45

		160,026,886	1.68

Air Freight & Logistics: 0.47%
Other securities		45,056,819	0.47

Airlines: 0.60%
American Airlines Group Incorporated †	421,275	15,557,686	0.16
Other securities		41,307,071	0.44

		56,864,757	0.60

Building Products: 0.60%
Other securities		57,545,481	0.60

Commercial Services & Supplies: 0.99%
Other securities		93,968,069	0.99

Construction & Engineering: 0.56%
Other securities		53,246,431	0.56

Electrical Equipment: 1.21%
Other securities		115,368,897	1.21

Industrial Conglomerates: 1.00%
General Electric Company	1,338,407	34,089,226	0.36
Other securities		60,672,791	0.64

		94,762,017	1.00

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Machinery: 2.78%
Other securities		$264,625,078	2.78%

Marine: 0.14%
Other securities		13,627,317	0.14

Professional Services: 0.47%
Other securities		44,690,397	0.47

Road & Rail: 1.12%
Union Pacific Corporation	100,400	18,110,152	0.19
Other securities		88,800,107	0.93

		106,910,259	1.12

Trading Companies & Distributors: 0.86%
Other securities		82,237,885	0.86

Transportation Infrastructure: 0.17%
Other securities		15,689,222	0.17

Information Technology: 14.68%

Communications Equipment: 1.16%
QUALCOMM Incorporated	376,197	28,323,872	0.30
Other securities		82,390,797	0.86

		110,714,669	1.16

Electronic Equipment, Instruments & Components: 1.50%
Other securities		142,821,305	1.50

Internet Software & Services: 2.26%
Facebook Incorporated Class A †	361,369	24,739,322	0.26
Google Incorporated Class A †	62,542	76,029,182	0.80
Tencent Holdings Limited	271,900	21,810,020	0.23
Other securities		92,398,901	0.97

		214,977,425	2.26

IT Services: 2.41%
International Business Machines Corporation	227,346	42,097,659	0.44
MasterCard Incorporated Class A	225,900	17,556,948	0.19
Visa Incorporated	113,411	25,624,081	0.27
Other securities		144,055,783	1.51

		229,334,471	2.41

Semiconductors & Semiconductor Equipment: 2.96%
Intel Corporation	657,534	16,280,542	0.17
Samsung Electronics Company Limited	31,277	39,524,752	0.42
Taiwan Semiconductor Manufacturing Company Limited	4,772,298	17,011,294	0.18
Other securities		208,741,049	2.19

		281,557,637	2.96

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 2.38%
Microsoft Corporation	1,004,871	$38,496,608	0.41%
Other securities		187,755,725	1.97

		226,252,333	2.38

Technology Hardware, Storage & Peripherals: 2.01%
Apple Incorporated	200,388	105,452,181	1.11
Other securities		86,451,632	0.90

		191,903,813	2.01

Materials: 5.67%

Chemicals: 2.63%
Other securities		250,105,431	2.63

Construction Materials: 0.49%
Other securities		46,512,310	0.49

Containers & Packaging: 0.39%
Other securities		37,192,905	0.39

Metals & Mining: 1.93%
BHP Billiton Limited	601,665	20,606,051	0.22
Other securities		163,148,467	1.71

		183,754,518	1.93

Paper & Forest Products: 0.23%
Other securities		22,156,197	0.23

Telecommunication Services: 2.35%

Diversified Telecommunication Services: 1.26%
AT&T Incorporated	696,898	22,251,953	0.23
Verizon Communications Incorporated	378,524	18,010,172	0.19
Other securities		80,134,336	0.84

		120,396,461	1.26

Wireless Telecommunication Services: 1.09%
Other securities		103,714,351	1.09

Utilities: 3.82%

Electric Utilities: 1.63%
Other securities		155,382,376	1.63

Gas Utilities: 0.66%
Other securities		62,899,425	0.66

Independent Power & Renewable Electricity Producers: 0.21%
Other securities		20,176,240	0.21

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 1.19%
Other securities	$113,459,997	1.19%

Water Utilities: 0.13%
Other securities	11,862,626	0.13

Total Common Stocks (Cost $6,712,697,474)	9,132,447,135	95.91

Investment Companies: 0.01%
Other securities	600,943	0.01

Total Investment Companies (Cost $845,648)	600,943	0.01

Preferred Stocks: 0.58%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Other securities	7,507,880	0.07

Multiline Retail: 0.01%
Other securities	603,547	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	81,450	0.00

Food & Staples Retailing: 0.01%
Other securities	939,576	0.01

Household Products: 0.02%
Other securities	1,900,167	0.02

Energy: 0.09%

Oil, Gas & Consumable Fuels: 0.09%
Other securities	8,129,182	0.09

Financials: 0.17%

Banks: 0.17%
Other securities	16,582,103	0.17

Capital Markets: 0.00%
Other securities	37,059	0.00

Insurance: 0.00%
Other securities	1,173	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	380	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Information Technology: 0.06%

Semiconductors & Semiconductor Equipment: 0.06%
Other securities	$5,935,872	0.06%

Materials: 0.11%

Chemicals: 0.02%
Other securities	1,533,132	0.02

Metals & Mining: 0.09%
Other securities	8,998,877	0.09

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,474,135	0.02

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,111,655	0.01

Independent Power & Renewable Electricity Producers: 0.01%
Other securities	430,856	0.01

Multi-Utilities: 0.00%
Other securities	124,890	0.00

Total Preferred Stocks (Cost $69,891,606)	55,391,934	0.58

Rights: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities	6,554	0.00

Textiles, Apparel & Luxury Goods: 0.00%
Other securities	5,785	0.00

Financials: 0.00%

Banks: 0.00%
Other securities	12,616	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	0	0.00

Marine: 0.00%
Other securities	5,659	0.00

Total Rights (Cost $51,907)	30,614	0.00

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities			$1,029	0.00%

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities			2,128	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			2,248	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			226	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			9,555	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			7,979	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			46	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			1,016	0.00

Total Warrants (Cost $60,644)			24,227	0.00

	Yield	Shares

Short-Term Investments: 6.10%

Investment Companies: 6.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	285,889,514	285,889,514	3.00
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09	295,471,811	295,471,811	3.10

Total Short-Term Investments (Cost $581,361,325)			581,361,325	6.10

Total investments in securities (Cost $7,364,908,604) *			9,769,856,178	102.60
Other assets and liabilities, net			(247,723,952)	(2.60)

Total net assets			$9,522,132,226	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,430,932,440 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,726,835,640
Gross unrealized depreciation	(387,911,902)

Net unrealized appreciation	$2,338,923,738

The following table shows percent of total long-term investments by geographic locations as of February 28, 2014 (unaudited):

United States	64.17%
Japan	6.97
United Kingdom	3.36
Australia	2.19
South Korea	1.90
Switzerland	1.68
Canada	1.56
France	1.46
Germany	1.32
Taiwan	1.30
China	1.27
Bermuda	1.08
Other	11.74

100.00%

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 32.47%
Abbey National Treasury Services plc	0.09%	3-3-2014	$13,000,000	$13,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	5,000,000	4,999,000
ABN AMRO Funding LLC	0.15	3-3-2014	4,000,000	4,000,000
Banco Del Estado De Chile ±	0.21	4-7-2014	3,000,000	2,999,910
Banco Del Estado De Chile	0.21	3-10-2014	2,000,000	2,000,020
Bank of Montreal	0.17	3-3-2014	4,000,000	4,000,040
Bank of Montreal	0.17	3-5-2014	3,000,000	3,000,030
Bank of Montreal	0.17	4-2-2014	3,000,000	3,000,150
Bank of Montreal	0.17	5-7-2014	3,000,000	3,000,180
Bank of Montreal	0.18	3-11-2014	2,000,000	2,000,040
Bank of Nova Scotia	0.16	3-31-2014	2,000,000	2,000,180
Bank of Nova Scotia	0.19	5-6-2014	2,000,000	2,000,040
Bank of Nova Scotia	0.20	4-17-2014	2,000,000	2,000,260
Bank of Nova Scotia ±	0.25	12-17-2014	2,000,000	2,000,020
Bank of Nova Scotia ±	0.25	3-4-2015	3,000,000	2,998,530
Bank of Tokyo-Mitsubishi LLC	0.11	3-5-2014	5,000,000	4,999,950
Bank of Tokyo-Mitsubishi LLC	0.20	3-5-2014	1,000,000	1,000,000
BNP Paribas (Chicago)	0.25	6-2-2014	2,000,000	2,000,060
China Construction Bank Corporation	0.25	3-4-2014	5,000,000	5,000,050
China Construction Bank Corporation ±	0.41	3-25-2015	4,000,000	4,000,000
Cooperatieve Centrale ±	0.29	2-27-2015	2,000,000	1,999,610
Credit Agricole	0.11	3-3-2014	15,000,000	15,000,000
Credit Industriel & Commercial (New York)	0.15	3-7-2014	10,000,000	10,000,000
Credit Suisse (New York)	0.20	3-6-2014	2,000,000	2,000,020
DG Bank (New York)	0.16	3-6-2014	2,000,000	2,000,000
DG Bank (New York)	0.18	3-7-2014	2,000,000	2,000,000
DNB Nor Bank ASA	0.07	3-3-2014	16,000,000	16,000,000
Industrial & Commercial Bank of China (New York)	0.28	3-6-2014	5,000,000	5,000,100
JPMorgan Chase Bank NA ±	0.24	6-11-2014	1,000,000	999,922
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-16-2014	2,000,000	2,000,020
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	4,000,000	4,000,056
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	3,000,000	2,999,880
Mitsubishi UFJ Trust & Banking Corporation	0.21	3-12-2014	1,000,000	1,000,010
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	2,000,000	2,000,040
Nordea Bank plc	0.18	3-24-2014	2,000,000	2,000,100
Norinchukin Bank	0.21	3-11-2014	2,000,000	2,000,020
Norinchukin Bank	0.21	4-8-2014	1,000,000	1,000,030
Norinchukin Bank	0.21	4-10-2014	1,000,000	1,000,030
Norinchukin Bank	0.21	5-2-2014	2,000,000	1,999,920
Norinchukin Bank	0.21	5-13-2014	4,000,000	3,999,840
Norinchukin Bank	0.21	5-22-2014	2,000,000	1,999,900
Norinchukin Bank	0.22	3-6-2014	2,000,000	2,000,020
Oversea-Chinese Banking Corporation	0.18	4-25-2014	3,000,000	3,000,090
Royal Bank of Canada ±	0.25	10-17-2014	2,000,000	2,000,500
Royal Bank of Canada ±	0.27	6-24-2014	2,000,000	2,000,600
Skandinaviska Enskilda Banken AG	0.20	7-7-2014	2,000,000	1,999,606
Skandinaviska Enskilda Banken AG	0.20	6-27-2014	1,000,000	999,970
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	2,000,000	1,999,800
Skandinaviska Enskilda Banken AG ±	0.61	4-10-2014	1,000,000	1,000,420
Societe Generale ±	0.27	10-31-2014	2,000,000	1,999,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Societe Generale ±	0.35%	5-14-2014	$2,500,000	$2,500,550
Societe Generale ±	0.36	9-12-2014	2,000,000	2,000,840
Societe Generale	0.11	3-3-2014	8,000,000	8,000,000
Standard Chartered Bank	0.22	5-28-2014	2,000,000	2,000,300
Standard Chartered Bank	0.23	6-3-2014	1,000,000	1,000,080
Standard Chartered Bank	0.23	6-10-2014	2,000,000	2,000,160
Standard Chartered Bank	0.23	6-18-2014	2,000,000	2,000,180
Sumitomo Mitsui Banking Corporation ±	0.20	3-19-2014	2,000,000	2,000,036
Sumitomo Mitsui Banking Corporation	0.21	3-4-2014	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation	0.21	4-16-2014	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.21	5-7-2014	2,000,000	1,999,920
Sumitomo Mitsui Banking Corporation	0.21	5-14-2014	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.21	5-23-2014	1,000,000	999,950
Sumitomo Mitsui Banking Corporation	0.22	3-12-2014	1,000,000	1,000,010
Sumitomo Mitsui Banking Corporation	0.26	3-3-2014	1,000,000	1,000,010
Swedbank	0.06	3-3-2014	6,000,000	6,000,000
Swedbank ±	0.30	3-5-2014	1,000,000	1,000,000
Swedbank ±	0.26	8-15-2014	5,000,000	5,000,450
Toronto-Dominion Bank	0.15	4-1-2014	1,000,000	1,000,030
Toronto-Dominion Bank ±	0.21	12-19-2014	2,000,000	2,000,160
Toronto-Dominion Bank	0.23	3-6-2014	2,000,000	2,000,040
Toronto-Dominion Bank ±	0.24	2-6-2015	4,000,000	3,999,280
Westpac Banking Corporation ±	0.27	2-18-2015	2,000,000	1,999,620

Total Certificates of Deposit (Cost $221,500,457)				221,500,340

Commercial Paper: 48.80%
Alpine Securitization 144A(z)	0.14	3-18-2014	3,000,000	2,999,820
Anglesea Funding LLC ±144A(p)	0.30	6-18-2014	1,000,000	999,960
Anglesea Funding LLC ±144A(p)	0.31	5-12-2014	2,000,000	1,999,920
Antalis US Funding Corporation 144A(z)(p)	0.17	3-10-2014	5,000,000	4,999,800
ANZ New Zealand International Limited ±144A	0.24	9-16-2014	1,000,000	1,000,210
Atlantic Asset Securitization LLC (z)	0.08	3-3-2014	1,000,000	999,992
Atlantic Asset Securitization LLC 144A(z)	0.15	3-13-2014	1,000,000	999,960
Atlantic Asset Securitization LLC 144A(z)	0.15	3-19-2014	2,000,000	1,999,860
Australia & New Zealand Banking Group ±144A	0.15	5-27-2014	2,000,000	2,000,020
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	1,000,000	1,000,150
Banco de Credito e Inversiones 144A(z)	0.45	4-28-2014	3,000,000	2,999,160
Banco Del Estado De Chile 144A(z)	0.30	5-6-2014	1,000,000	999,670
Banco Santander Chile 144A(z)	0.34	5-8-2014	1,000,000	999,660
Banco Santander Chile 144A(z)	0.34	5-13-2014	1,000,000	999,620
Banco Santander Chile 144A(z)	0.34	5-15-2014	1,000,000	999,610
Banco Santander Chile 144A(z)	0.34	5-19-2014	1,000,000	999,580
Bank of Nova Scotia (z)	0.20	6-25-2014	3,000,000	2,997,990
Banque et Caisse d’Epargne de l’Etat (z)	0.17	4-15-2014	1,000,000	999,850
Barclays Bank plc (z)	0.25	3-18-2014	3,000,000	2,999,820
Bedford Row Funding Corporation ±144A	0.26	1-9-2015	1,000,000	999,840
Bennington Capital Company ±144A	0.37	11-3-2014	1,000,000	999,860
BPCE 144A(z)	0.15	3-3-2014	4,000,000	3,999,960
BPCE 144A(z)	0.20	3-6-2014	2,000,000	1,999,960
BPCE 144A(z)	0.25	5-6-2014	1,000,000	999,530

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.15%	3-5-2014	$4,000,000	$3,999,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	3-12-2014	2,000,000	1,999,920
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-10-2014	1,000,000	999,830
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-11-2014	2,000,000	1,999,660
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-22-2014	3,000,000	2,999,280
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	4-17-2014	1,000,000	999,790
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	2,000,000	1,999,600
Caisse Des Depots et Consignations 144A(z)	0.17	3-4-2014	3,000,000	2,999,970
Caisse Des Depots et Consignations 144A(z)	0.17	4-16-2014	1,000,000	999,840
Caisse Des Depots et Consignations 144A(z)	0.17	4-28-2014	3,000,000	2,999,310
Caisse Des Depots et Consignations 144A(z)	0.17	5-12-2014	2,000,000	1,999,380
Caisse Des Depots et Consignations 144A(z)	0.18	3-10-2014	3,000,000	2,999,940
CDP Financial Incorporated 144A(z)	0.15	3-10-2014	1,000,000	999,980
China International Marine Containers Group (z)	0.35	3-7-2014	1,000,000	999,980
China Shipping Container Lines (z)	0.35	3-7-2014	1,000,000	999,980
China Shipping Container Lines (z)	0.35	3-10-2014	1,000,000	999,970
China Shipping Container Lines (z)	0.35	3-11-2014	1,000,000	999,970
China Shipping Container Lines (z)	0.35	3-12-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.35	3-3-2014	2,000,000	1,999,980
CNPC Finance 144A(z)	0.37	3-14-2014	3,000,000	2,999,880
CNPC Finance 144A(z)	0.37	3-25-2014	1,000,000	999,910
CNPC Finance 144A(z)	0.37	4-1-2014	2,000,000	1,999,764
CNPC Finance 144A(z)	0.38	4-2-2014	1,000,000	999,880
Cofco Capital Corporation (z)	0.16	3-4-2014	2,000,000	1,999,980
Collateralized Commerical Paper Company LLC (z)	0.20	5-27-2014	2,000,000	1,999,040
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-3-2014	1,000,000	999,990
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-4-2014	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-14-2014	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-21-2014	1,000,000	999,890
Concord Minutemen Capital Company 144A(z)(p)	0.21	4-4-2014	1,000,000	999,800
Concord Minutemen Capital Company 144A(z)(p)	0.21	4-11-2014	1,000,000	999,740
Concord Minutemen Capital Company 144A(z)(p)	0.21	5-5-2014	1,000,000	999,560
Concord Minutemen Capital Company 144A(z)(p)	0.23	3-6-2014	2,000,000	1,999,940
CPPIB Capital Incorporated 144A(z)	0.14	3-6-2014	1,000,000	999,990
CPPIB Capital Incorporated 144A(z)	0.14	3-7-2014	2,000,000	1,999,980
Credit Suisse (New York) (z)	0.15	4-29-2014	5,000,000	4,998,416
Crown Point Capital Company 144A(z)(p)	0.21	3-11-2014	1,000,000	999,960
Crown Point Capital Company 144A(z)(p)	0.21	3-13-2014	1,000,000	999,950
Crown Point Capital Company 144A(z)(p)	0.21	3-14-2014	1,000,000	999,950
Crown Point Capital Company 144A(z)(p)	0.21	3-17-2014	1,000,000	999,930
Crown Point Capital Company 144A(z)(p)	0.21	4-11-2014	1,000,000	999,790
Crown Point Capital Company 144A(z)(p)	0.21	5-5-2014	1,000,000	999,650
Crown Point Capital Company 144A(z)(p)	0.23	3-6-2014	1,000,000	999,980
Crown Point Capital Company 144A(z)(p)	0.23	4-21-2014	1,000,000	999,730
Dexia Credit Local SA (z)	0.15	3-5-2014	2,000,000	1,999,960
Gemini Securitization Corporation 144A(z)	0.09	3-3-2014	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.16	3-3-2014	2,000,000	1,999,980
Gotham Funding Corporation 144A(z)(p)	0.18	3-13-2014	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)(p)	0.18	3-24-2014	2,000,000	1,999,800
Gotham Funding Corporation 144A(z)(p)	0.18	4-3-2014	3,000,000	2,999,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Gotham Funding Corporation 144A(z)(p)	0.18%	4-7-2014	$2,000,000	$1,999,640
Gotham Funding Corporation 144A(z)(p)	0.18	4-9-2014	2,000,000	1,999,620
Gotham Funding Corporation 144A(z)(p)	0.18	4-25-2014	1,000,000	999,710
Govco LLC 144A(z)	0.20	5-2-2014	2,000,000	1,999,340
Govco LLC 144A(z)	0.20	3-7-2014	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.16	3-13-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.22	5-19-2014	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.22	5-20-2014	2,000,000	1,999,120
HSBC Bank plc	0.08	3-3-2014	7,000,000	7,000,000
HSBC Bank plc ±144A	0.25	10-2-2014	2,000,000	2,000,340
Institutional Secured Funding LLC 144A(z)(p)	0.35	3-4-2014	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)(p)	0.35	3-27-2014	1,000,000	999,900
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	2,000,000	2,000,820
Kells Funding LLC ±144A(p)	0.21	3-7-2014	2,000,000	2,000,020
Kells Funding LLC ±144A(p)	0.22	12-11-2014	1,000,000	1,000,000
Kells Funding LLC ±144A(p)	0.22	12-12-2014	2,000,000	2,000,000
Kells Funding LLC ±144A(p)	0.24	10-10-2014	1,000,000	1,000,190
Kells Funding LLC ±144A(p)	0.24	10-28-2014	2,000,000	2,000,400
Kells Funding LLC ±144A(p)	0.24	10-8-2014	1,000,000	1,000,180
Kells Funding LLC ±144A(p)	0.24	10-20-2014	1,000,000	1,000,190
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-4-2014	3,000,000	2,999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-13-2014	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-17-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-18-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	4-23-2014	1,000,000	999,720
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	3-6-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-4-2014	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.15	3-5-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-7-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-28-2014	1,000,000	999,880
Liberty Street Funding LLC (z)144A(p)	0.17	4-1-2014	1,000,000	999,860
Liberty Street Funding LLC 144A(z)(p)	0.17	4-4-2014	1,000,000	999,840
Liberty Street Funding LLC 144A(z)(p)	0.19	3-6-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.19	3-11-2014	1,000,000	999,960
Liberty Street Funding LLC 144A(z)(p)	0.19	4-28-2014	1,000,000	999,690
Liberty Street Funding LLC 144A(z)(p)	0.19	5-1-2014	1,000,000	999,670
Liberty Street Funding LLC 144A(z)(p)	0.19	5-14-2014	1,000,000	999,590
Liberty Street Funding LLC 144A(z)(p)	0.19	5-21-2014	1,000,000	999,550
Liberty Street Funding LLC 144A(z)(p)	0.19	5-27-2014	1,000,000	999,510
LMA Americas LLC 144A(z)	0.25	3-10-2014	1,000,000	999,960
LMA Americas LLC 144A(z)	0.27	4-2-2014	2,000,000	1,999,700
LMA Americas LLC 144A(z)	0.27	4-7-2014	1,000,000	999,820
Macquarie Bank Limited 144A(z)	0.19	3-27-2014	1,000,000	999,900
Macquarie Bank Limited 144A(z)	0.19	3-28-2014	1,000,000	999,900
Macquarie Bank Limited 144A(z)	0.21	4-23-2014	1,000,000	999,760
Manhattan Asset Funding LLC 144A(z)	0.18	3-26-2014	1,000,000	999,890
Manhattan Asset Funding LLC 144A(z)	0.18	3-28-2014	1,000,000	999,880
Manhattan Asset Funding LLC 144A(z)	0.18	4-3-2014	1,000,000	999,840
Manhattan Asset Funding LLC 144A(z)	0.18	4-8-2014	1,000,000	999,810
Manhattan Asset Funding LLC 144A(z)	0.18	4-10-2014	2,000,000	1,999,600

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Manhattan Asset Funding LLC 144A(z)	0.18%	3-20-2014	$1,000,000	$999,920
Manhattan Asset Funding LLC 144A(z)	0.19	4-22-2014	1,000,000	999,730
Matchpoint Master Trust 144A(z)	0.23	5-19-2014	1,000,000	999,560
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-14-2014	1,000,000	999,950
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-19-2014	1,000,000	999,930
Mountcliff Funding LLC 144A(z)	0.15	3-4-2014	1,000,000	999,990
Mountcliff Funding LLC ±144A	0.32	6-27-2014	2,000,000	1,999,900
Natexis Banques Populaire (z)	0.25	5-2-2014	1,000,000	999,700
Natexis Banques Populaire (z)	0.25	5-5-2014	1,000,000	999,680
Nationwide Building Society 144A(z)	0.18	4-14-2014	1,000,000	999,810
Nederlandse Waterschapsbank NV ±144A	0.20	6-23-2014	3,000,000	3,000,270
Nederlandse Waterschapsbank NV ±144A	0.23	10-29-2014	2,000,000	2,000,260
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	2,000,000	1,999,720
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-14-2014	1,000,000	999,640
Nordea Bank AB 144A(z)	0.18	3-25-2014	1,000,000	999,930
Nordea Bank AB 144A(z)	0.18	3-27-2014	1,000,000	999,930
Nordea Bank AB 144A(z)	0.18	4-1-2014	1,000,000	999,910
Nordea Bank AB 144A(z)	0.18	4-4-2014	4,000,000	3,999,560
Nordea Bank AB 144A(z)	0.20	4-17-2014	2,000,000	1,999,640
Nordea Bank AB 144A(z)	0.22	8-26-2014	1,000,000	998,910
NRW Bank 144A(z)	0.13	3-20-2014	4,000,000	3,999,800
NRW Bank 144A(z)	0.13	3-27-2014	4,000,000	3,999,720
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	3,000,000	2,999,910
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	3,000,000	2,999,970
Rabobank USA Financial Corporation (z)	0.18	3-17-2014	2,000,000	1,999,920
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-14-2014	2,000,000	1,999,900
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-17-2014	4,000,000	3,999,720
Regency Markets No.1 LLC (z)(p)	0.14	3-19-2014	2,000,000	1,999,840
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-20-2014	6,000,000	5,999,520
Rhein-Main Security Limited 144A(z)	0.22	3-5-2014	2,000,000	1,999,960
Rhein-Main Security Limited 144A(z)	0.22	3-13-2014	2,000,000	1,999,900
Rhein-Main Security Limited 144A(z)	0.22	3-26-2014	2,000,000	1,999,780
Ridgefield Funding Company LLC 144A(z)(p)	0.21	4-14-2014	1,000,000	999,780
Ridgefield Funding Company LLC 144A(z)(p)	0.22	4-9-2014	3,000,000	2,999,430
Ridgefield Funding Company LLC ±144A(p)	0.24	5-9-2014	2,000,000	1,999,940
Ridgefield Funding Company LLC 144A(z)(p)	0.26	5-8-2014	1,000,000	999,630
Shagang South Asia (z)	0.35	3-6-2014	1,000,000	999,980
Sinochem Company Limited (z)	0.15	3-4-2014	3,000,000	2,999,970
Sinochem Company Limited (z)	0.15	3-13-2014	2,000,000	1,999,940
Sinopec Century Bright Capital Investment Limited 144A(z)	0.38	4-7-2014	1,000,000	999,850
SSIF Nevade LP ±144A	0.94	4-14-2014	3,000,000	3,002,124
Standard Chartered Bank 144A(z)	0.15	4-28-2014	2,000,000	1,999,540
Standard Chartered Bank 144A(z)	0.23	7-21-2014	2,000,000	1,998,160
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	2,000,000	1,999,980
Sumitomo Trust & Banking Company 144A(z)	0.14	3-7-2014	2,000,000	1,999,940
Sumitomo Trust & Banking Company 144A(z)	0.14	3-12-2014	2,000,000	1,999,900
Sumitomo Trust & Banking Company 144A(z)	0.14	3-26-2014	3,000,000	2,999,640
Sumitomo Trust & Banking Company 144A(z)	0.14	3-27-2014	2,000,000	1,999,740
Sumitomo Trust & Banking Company 144A(z)	0.14	3-28-2014	3,000,000	2,999,580
Suncorp Group Limited 144A(z)	0.27	3-11-2014	1,000,000	999,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.27%	3-12-2014	$1,000,000	$999,960
Suncorp Group Limited 144A(z)	0.27	3-18-2014	1,000,000	999,940
Suncorp Group Limited 144A(z)	0.28	5-13-2014	1,000,000	999,620
Suncorp Group Limited 144A(z)	0.32	4-14-2014	1,000,000	999,810
Suncorp Group Limited 144A(z)	0.35	3-4-2014	1,000,000	999,990
Sydney Capital Corporation 144A(z)(p)	0.22	3-12-2014	1,000,000	999,970
Sydney Capital Corporation 144A(z)(p)	0.22	3-14-2014	1,000,000	999,960
Toyota Motor Credit Corporation ±	0.19	6-9-2014	2,000,000	2,000,120
United Overseas Bank Limited 144A(z)	0.18	4-8-2014	2,000,000	1,999,760
United Overseas Bank Limited 144A(z)	0.18	4-15-2014	1,000,000	999,850
United Overseas Bank Limited 144A(z)	0.18	4-17-2014	1,000,000	999,830
United Overseas Bank Limited 144A(z)	0.18	4-21-2014	1,000,000	999,810
United Overseas Bank Limited 144A(z)	0.19	3-12-2014	2,000,000	1,999,940
United Overseas Bank Limited 144A(z)	0.20	4-3-2014	2,000,000	1,999,800
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	1,000,000	999,640
United Overseas Bank Limited 144A(z)	0.21	4-11-2014	1,000,000	999,860
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	1,000,000	999,200
Victory Receivables 144A(z)(p)	0.16	3-13-2014	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.16	3-19-2014	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.18	3-10-2014	1,000,000	999,960
Victory Receivables 144A(z)(p)	0.18	3-24-2014	1,000,000	999,900
Victory Receivables 144A(z)(p)	0.18	3-25-2014	1,000,000	999,890
Victory Receivables 144A(z)(p)	0.18	4-28-2014	1,000,000	999,690
Victory Receivables 144A(z)(p)	0.19	3-3-2014	1,000,000	999,990
Westpac Banking Corporation ±144A	0.24	8-1-2014	3,000,000	3,000,600
Westpac Securities NZ Limited 144A(z)	0.20	3-12-2014	1,000,000	999,980
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	1,000,000	1,000,050
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.17	3-11-2014	2,000,000	1,999,940

Total Commercial Paper (Cost $332,957,504)				332,965,666

Corporate Bonds and Notes: 0.71%

Consumer Discretionary: 0.14%

Diversified Consumer Services: 0.14%
Smithsonian Institution §±	0.08	9-1-2018	1,000,000	1,000,000

Financials: 0.23%

Diversified Financial Services: 0.23%
GBG LLC Custody Receipts §±144A	0.04	9-1-2027	179,000	179,000
LTF Real Estate LLC §±144A	0.21	6-1-2033	375,000	375,000
Overseas Private Investment Corporation §±(i)	0.12	7-9-2026	1,000,000	1,000,000

				1,554,000

Health Care: 0.34%

Health Care Providers & Services: 0.34%
ACTS Retirement Life Communities Incorporated §±	0.10	11-15-2029	333,000	333,000
Keep Memory Alive §±	0.12	5-1-2037	1,000,000	1,000,000
Providence Health & Services §±	0.12	10-1-2042	990,000	990,000

				2,323,000

Total Corporate Bonds and Notes (Cost $4,877,000)				4,877,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 5.98%

Alabama: 0.15%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.05%	11-15-2046	$1,000,000	$1,000,000

California: 0.79%
Oakland Alameda County CA (Miscellaneous Revenue)	0.16	3-5-2014	2,000,000	2,000,020
Puttable Floating Option Taxable Notes Series TNP-846 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.53	3-31-2016	2,500,000	2,500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.06	12-1-2033	910,000	910,000

				5,410,020

Colorado: 0.32%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	945,000	945,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.08	5-1-2050	245,000	245,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144Aø	0.04	4-1-2040	1,000,000	1,000,000

				2,190,000

Delaware: 0.80%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.38	7-15-2014	5,455,000	5,455,000

Illinois: 0.35%
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA) ø	0.12	11-1-2030	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1008 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.35	12-1-2038	1,400,000	1,400,000

				2,400,000

Maine: 0.29%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				2,000,000

Maryland: 0.54%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	955,000	955,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.06	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.07	1-1-2029	250,000	250,000

				3,705,000

Massachusetts: 0.19%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.07	10-1-2031	305,000	305,000
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.20	10-1-2033	980,000	980,000

				1,285,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.55%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.07%	9-1-2033	$1,000,000	$1,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	10-1-2046	2,785,000	2,785,000

				3,785,000

New York: 0.56%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.06	10-1-2031	690,000	690,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	11-1-2039	1,735,000	1,735,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	7-27-2014	400,000	400,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.10	11-1-2034	1,000,000	1,000,000

				3,825,000

Ohio: 0.14%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	189,000	189,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.06	9-1-2038	760,000	760,000

				949,000

Oregon: 0.15%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.15%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.08	8-1-2030	1,000,000	1,000,000

South Carolina: 0.15%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.13	1-1-2050	1,000,000	1,000,000

Texas: 0.48%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.05	12-1-2032	1,825,000	1,825,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20	2-1-2035	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144Aø	0.33	12-15-2026	365,803	365,803
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.06	6-1-2045	100,000	100,000

				3,290,803

Washington: 0.15%
Port of Seattle Series D-1 (Port Authority Revenue)	0.17	3-3-2014	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.22%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.10%	5-1-2030	$470,000	$470,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.13	1-1-2042	1,000,000	1,000,000

				1,470,000

Total Municipal Obligations (Cost $40,764,803)				40,764,823

Other Instruments: 0.88%
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.20	3-3-2014	6,000,932	6,000,932

Total Other Instruments (Cost $6,000,924)				6,000,932

Repurchase Agreements ^^: 8.45%
Bank of America Corporation, dated 2-28-2014, maturity value $15,000,075 (1)	0.06	3-3-2014	15,000,000	15,000,000
Credit Agricole, dated 2-28-2014, maturity value $19,647,222 (2)	0.06	3-3-2014	19,647,124	19,647,124
Goldman Sachs & Company, dated 2-3-2014, maturity value $10,002,533 (3) ¢§±(i)	0.16	4-1-2014	10,000,000	10,000,000
GX Clarke & Company, dated 2-28-2014, maturity value $2,000,028 (4)	0.17	3-3-2014	2,000,000	2,000,000
JPMorgan Securities, dated 2-3-2014, maturity value $1,000,109 (5) ¢§±	0.14	3-3-2014	1,000,000	1,000,000
JPMorgan Securities, dated 2-3-2014, maturity value $10,004,500 (6) ¢§±(i)	0.28	4-4-2014	10,000,000	10,000,000

Total Repurchase Agreements (Cost $57,647,124)				57,647,124

U.S. Treasury Securities: 2.95%
U.S. Treasury Bill (z)	0.05	4-24-2014	1,000,000	999,928
U.S. Treasury Note	0.25	3-31-2014	2,000,000	2,000,156
U.S. Treasury Note	0.25	6-30-2014	1,000,000	1,000,547
U.S. Treasury Note	0.75	6-15-2014	1,000,000	1,001,914
U.S. Treasury Note	1.25	3-15-2014	1,000,000	1,000,352
U.S. Treasury Note	1.25	4-15-2014	2,000,000	2,002,734
U.S. Treasury Note	1.88	4-30-2014	1,000,000	1,002,852
U.S. Treasury Note	2.38	8-31-2014	2,000,000	2,022,344
U.S. Treasury Note	2.63	6-30-2014	1,000,000	1,008,359
U.S. Treasury Note	4.75	5-15-2014	8,000,000	8,074,688

Total U.S. Treasury Securities (Cost $20,111,458)				20,113,874

Total investments in securities
(Cost $683,859,270) *	100.24%	683,869,759
Other assets and liabilities, net	(0.24)	(1,618,401)

Total net assets	100.00%	$682,251,358

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation of illiquid is unaudited.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

§	Security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 6.00%, 8-1-2033 to 7-1-2042, fair value including accrued interest is $15,450,000.

(2)	U.S. government securities, 0.00% to 5.82%, 2-1-2016 to 3-1-2044, fair value including accrued interest is $20,236,538.

(3)	U.S. government securities, 0.00%, 3-10-2014 to 1-6-2015, fair value is $10,200,000.

(4)	U.S. government securities, 0.00% to 11.25%, 3-15-2014 to 2-15-2044, fair value including accrued interest is $2,040,043.

(5)	U.S. government securities, 0.00%, 3-19-2014 to 5-21-2014, fair value is $1,020,044.

(6)	U.S. government securities, 0.00% to 0.27%, 3-3-2014 to 9-29-2014, fair value including accrued interest is $10,200,018.

*	Cost for federal income tax purposes is $683,859,270 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,179
Gross unrealized depreciation	(9,690)

Net unrealized appreciation	$10,489

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2014

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,742,876,414	$9,159,059,003	$683,869,759
In affiliated securities, at value (see cost below)	153,607,222	610,797,175	0

Total investments, at value (see cost below)	5,896,483,636	9,769,856,178	683,869,759
Cash	0	0	435
Segregated cash	0	6,803,170	0
Foreign currency, at value (see cost below)	15,381,761	18,177,974	0
Receivable for investments sold	24,994,156	6,824,965	250,000
Principal paydown receivable	71,943	0	0
Receivable for dividends and interest	42,480,005	17,798,308	207,532
Receivable for daily variation margin on open futures contracts	0	158,925	0
Receivable for securities lending income	1,427	297,450	0
Prepaid expenses and other assets	13,733	49,810	9,483

Total assets	5,979,426,661	9,819,966,780	684,337,209

Liabilities
Payable for investments purchased	162,901,648	902,567	2,000,000
Payable upon receipt of securities loaned	909,020	295,471,811	0
Payable for daily variation margin on open futures contracts	0	223,600	0
Advisory fee payable	727,313	1,054,752	55,932
Accrued expenses and other liabilities	71,534	181,824	29,919

Total liabilities	164,609,515	297,834,554	2,085,851

Total net assets	$5,814,817,146	$9,522,132,226	$682,251,358

Investments in unaffiliated securities, at cost	$5,635,823,487	$6,764,205,468	$683,859,270

Investments in affiliated securities, at cost	$152,235,032	$600,703,136	$0

Total investments, at cost	$5,788,058,519	$7,364,908,604	$683,859,270

Securities on loan, at value	$889,509	$284,176,535	$0

Foreign currency, at cost	$15,269,231	$18,152,523	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest**	$134,409,051	$27,827	$1,372,366
Income from affiliated securities	946,869	821,169	0
Securities lending income, net	21,156	5,181,660	0
Dividends*	0	180,085,537	0

Total investment income	135,377,076	186,116,193	1,372,366

Expenses
Advisory fee	10,067,875	15,961,494	653,237
Custody and accounting fees	399,878	1,649,440	61,391
Professional fees	57,120	50,598	39,386
Shareholder report expenses	12,878	21,136	12,118
Trustees’ fees and expenses	13,036	13,036	12,504
Other fees and expenses	71,682	170,479	14,468

Total expenses	10,622,469	17,866,183	793,104
Less: Fee waivers and/or expense reimbursements	(145,072)	(1,007,049)	0

Net expenses	10,477,397	16,859,134	793,104

Net investment income	124,899,679	169,257,059	579,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(10,475,950)	402,018,106	17,485
Affiliated securities	78,058	1,015,259	0
Futures transactions	0	35,909,601	0

Net realized gain (losses) on investments	(10,397,892)	438,942,966	17,485

Net change in unrealized gains (losses) on:
Unaffiliated securities	(80,041,408)	1,116,090,530	(47,254)
Affiliated securities	(334,717)	6,034,399	0
Futures transactions	0	4,784,953	0

Net change in unrealized gains (losses) on investments	(80,376,125)	1,126,909,882	(47,254)

Net realized and unrealized gains (losses) on investments	(90,774,017)	1,565,852,848	(29,769)

Net increase in net assets resulting from operations	$34,125,662	$1,735,109,907	$549,493

** Net of foreign interest withholding taxes in the amount of	$1,251,261	$0	$0
* Net of foreign dividend withholding taxes in the amount of	$0	$7,989,068	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$124,899,679	$109,678,188
Net realized gains (losses) on investments	(10,397,892)	23,396,008
Net change in unrealized gains (losses) on investments	(80,376,125)	(68,670,076)

Net increase in net assets resulting from operations	34,125,662	64,404,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,357,068,342	1,398,744,816
Withdrawals	(898,747,707)	(738,178,695)

Net increase in net assets resulting from capital share transactions	458,320,635	660,566,121

Total increase in net assets	492,446,297	724,970,241

Net assets
Beginning of period	5,322,370,849	4,597,400,608

End of period	$5,814,817,146	$5,322,370,849

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	119

	Diversified Stock Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$169,257,059	$151,194,748
Net realized gains on investments	438,942,966	247,659,473
Net change in unrealized gains (losses) on investments	1,126,909,882	457,755,675

Net increase in net assets resulting from operations	1,735,109,907	856,609,896

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,354,845,934	1,942,191,142
Withdrawals	(1,857,847,901)	(1,276,247,856)

Net increase (decrease) in net assets resulting from capital share transactions	(503,001,967)	665,943,286

Total increase in net assets	1,232,107,940	1,522,553,182

Net assets
Beginning of period	8,290,024,286	6,767,471,104

End of period	$9,522,132,226	$8,290,024,286

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$579,262	$728,835
Net realized gains on investments	17,485	59,783
Net change in unrealized gains (losses) on investments	(47,254)	54,744

Net increase in net assets resulting from operations	549,493	843,362

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	283,271,026	243,994,698
Withdrawals	(176,386,431)	(142,471,626)

Net increase in net assets resulting from capital share transactions	106,884,595	101,523,072

Total increase in net assets	107,434,088	102,366,434

Net assets
Beginning of period	574,817,270	472,450,836

End of period	$682,251,358	$574,817,270

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	121

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return	Portfolio turnover rate

Diversified Fixed Income Portfolio
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
Year ended February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%

Diversified Stock Portfolio
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
Year ended February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%

Short-Term Investment Portfolio
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
Year ended February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	123

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by

124	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	125

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,577,269,478	$0	$1,577,269,478

Corporate bonds and notes	0	1,234,667,494	0	1,234,667,494

Foreign government bonds	0	1,440,136,376	0	1,440,136,376

U.S. Treasury securities	1,301,653,911	0	0	1,301,653,911

Yankee corporate bonds and notes	0	208,561,607	0	208,561,607

Short-term investments
Investment companies	133,285,750	909,020	0	134,194,770
	$1,434,939,661	$4,461,543,975	$0	$5,896,483,636
Diversified Stock Portfolio

Equity securities
Common stocks	$9,125,190,088	$7,255,069	$1,978	$9,132,447,135
Investment companies	600,943	0	0	600,943
Preferred stocks	55,391,934	0	0	55,391,934
Rights	0	30,614	0	30,614
Warrants	0	24,227	0	24,227

Short-term investments
Investment companies	285,889,514	295,471,811	0	581,361,325
	$9,467,072,479	$302,781,721	$1,978	$9,769,856,178
Short-Term Investment Portfolio

Certificates of deposit	$0	$221,500,340	$0	$221,500,340

Commercial paper	0	332,965,666	0	332,965,666

Corporate bonds and notes	0	4,877,000	0	4,877,000

Municipal obligations	0	40,764,823	0	40,764,823

Other instruments	0	6,000,932	0	6,000,932

Repurchase agreements	0	57,647,124	0	57,647,124
U.S. Treasury securities	20,113,874	0	0	20,113,874
	$20,113,874	$663,755,885	$0	$683,869,759

126	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2014, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$5,166,697	*	$0	$0	$5,166,697

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Effective June 1, 2013		Prior to June 1, 2013		Effective rate for the year ended February 28, 2014
	starting at	declining to	starting at	declining to
Diversified Fixed Income Portfolio	0.20%	0.10%	0.30%	0.24%	0.18%
Diversified Stock Portfolio	0.20	0.10	0.35	0.29	0.18

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each respective Portfolio increase. Prior to June 1, 2013, Diversified Fixed Income Portfolio and Diversified Stock Portfolio each paid an annual subadvisory fee which started at 0.10% and declined to 0.05% as the average daily net assets of each respective Portfolio increased.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,676,082,901	$716,191,321	$2,047,918,797	$379,198,904
Diversified Stock Portfolio	0	1,894,130,349	0	2,189,367,002

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2014, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	127

At February 28, 2014, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains
3-21-2014	UBS	297 Long	MSCI EAFE Index	$28,650,105	$616,266
3-21-2014	UBS	220 Long	MSCI Emerging Markets Index	10,529,200	359,070
3-21-2014	UBS	260 Long	Russell 2000 Index	30,729,400	1,422,044
3-21-2014	UBS	329 Long	S&P 500 E-Mini Index	30,557,520	1,329,982
3-21-2014	UBS	223 Long	S&P Midcap 400 Index	30,644,660	1,439,335

Diversified Stock Portfolio had an average notional amount of $152,655,128 in long futures contracts during the year ended February 28, 2014. As of February 28, 2014, Diversified Stock Portfolio had segregated $6,803,170 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	UBS	$158,925	$(158,925)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	UBS	$223,600	$(158,925)	$(64,675)	$0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of February 28, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2014, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 25, 2014

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2014:

Dividends-received deduction
Target Today Fund	10.73%
Target 2010 Fund	11.60%
Target 2015 Fund	21.90%
Target 2020 Fund	25.11%
Target 2025 Fund	31.45%
Target 2030 Fund	37.08%
Target 2035 Fund	45.74%
Target 2040 Fund	44.93%
Target 2045 Fund	49.18%
Target 2050 Fund	45.06%
Target 2055 Fund	59.20%

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2014:

Long-term capital gain distributions
Target Today Fund	$8,542,236
Target 2010 Fund	11,253,150
Target 2015 Fund	13,411,192
Target 2020 Fund	55,914,216
Target 2025 Fund	55,344,717
Target 2030 Fund	64,724,217
Target 2035 Fund	34,584,703
Target 2040 Fund	54,303,947
Target 2045 Fund	20,024,610
Target 2050 Fund	36,089,104
Target 2055 Fund	940,086

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2014 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$805,709
Target 2010 Fund	1,175,708
Target 2015 Fund	2,031,361
Target 2020 Fund	6,231,355
Target 2025 Fund	7,856,586
Target 2030 Fund	12,776,956
Target 2035 Fund	5,858,552
Target 2040 Fund	11,279,909
Target 2045 Fund	3,370,035
Target 2050 Fund	6,133,906
Target 2055 Fund	335,004

130	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2014, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$8,896,286
Target 2010 Fund	8,195,558
Target 2015 Fund	8,334,210
Target 2020 Fund	19,865,975
Target 2025 Fund	13,191,898
Target 2030 Fund	10,534,896
Target 2035 Fund	3,051,720
Target 2040 Fund	2,741,914
Target 2045 Fund	581,332
Target 2050 Fund	946,170
Target 2055 Fund	61,017

For the fiscal year ended February 28, 2014, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$2,019,854
Target 2010 Fund	5,559,793
Target 2015 Fund	995,170
Target 2020 Fund	13,826,035
Target 2025 Fund	14,305,731
Target 2030 Fund	22,276,375
Target 2035 Fund	7,883,647
Target 2040 Fund	18,622,687
Target 2045 Fund	5,073,110
Target 2050 Fund	10,611,210
Target 2055 Fund	195,336

For the fiscal year ended February 28, 2014 ordinary income distributed was derived from interest on U.S. government securities.

U.S. Government income
Target Today Fund	12.25%
Target 2010 Fund	9.30%
Target 2015 Fund	11.23%
Target 2020 Fund	7.33%
Target 2025 Fund	5.35%
Target 2030 Fund	3.40%
Target 2035 Fund	2.35%
Target 2040 Fund	1.17%

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	131

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

132	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	133

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

134	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223527 04-14 AOUTLD/AR003 02-14

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2014	Fiscal year ended February 28, 2013
Audit fees	$126,340	$121,310
Audit-related fees	—	—
Tax fees (1)	11,400	14,610
All other fees	—	—

	$137,740	$135,920

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Excise tax fees for fiscal year ended 2013 in the amount of $3,480 was billed on December 2013 and is included in the fiscal year ended February 28, 2013 value.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio, are filed under this Item.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.12%
FFCB	0.39%	12-17-2015	$1,000,000	$1,000,016
FFCB	0.48	1-4-2016	1,000,000	1,000,021
FFCB	1.50	11-16-2015	2,220,000	2,266,249
FHLB	0.38	8-28-2015	5,000,000	5,010,085
FHLB	0.38	2-19-2016	8,500,000	8,506,673
FHLB	1.00	11-9-2017	500,000	494,340
FHLB	1.20	11-21-2018	1,000,000	978,483
FHLB	2.50	8-1-2027	179,641	180,823
FHLB	2.50	12-1-2027	90,972	91,571
FHLB	2.50	6-1-2028	106,818	107,525
FHLB	2.50	8-1-2028	1,029,460	1,036,275
FHLB	2.50	9-1-2028	4,764,842	4,796,214
FHLB	2.50	9-1-2028	463,187	466,765
FHLB	2.50	9-1-2028	3,115,798	3,136,313
FHLB	2.50	10-1-2028	981,169	987,629
FHLB	2.50	10-1-2028	159,567	160,623
FHLB	2.50	11-1-2028	2,946,867	2,966,387
FHLB	2.50	11-1-2028	822,211	827,625
FHLB	2.75	3-13-2015	3,000,000	3,078,912
FHLB	3.00	10-1-2042	9,418,966	9,139,942
FHLB	3.00	10-1-2042	770,061	747,249
FHLB	3.00	11-1-2042	4,689,143	4,550,234
FHLB	3.00	11-1-2042	479,631	465,924
FHLB	3.00	11-1-2042	251,848	244,453
FHLB	3.00	12-1-2042	238,825	231,750
FHLB	3.00	12-1-2042	122,007	118,392
FHLB	3.00	1-1-2043	9,321,858	9,048,314
FHLB	3.00	1-1-2043	180,735	175,381
FHLB	3.00	3-1-2043	94,780	91,972
FHLB	3.00	4-1-2043	9,516,870	9,234,946
FHLB	3.00	4-1-2043	773,578	750,662
FHLB	3.00	5-1-2043	144,966	140,672
FHLB	3.00	6-1-2043	383,836	372,465
FHLB	3.00	7-1-2043	2,132,344	2,069,177
FHLB	3.00	7-1-2043	182,198	176,800
FHLB	3.00	7-1-2043	666,468	646,725
FHLB	3.00	7-1-2043	2,571,593	2,495,413
FHLB	3.00	7-1-2043	191,294	185,627
FHLB	3.00	8-1-2043	94,663	91,858
FHLB	3.00	8-1-2043	28,054	27,223
FHLB	3.00	8-1-2043	714,650	693,479
FHLB	3.00	8-1-2043	2,339,930	2,270,612
FHLB	3.00	8-1-2043	395,257	383,947
FHLB	3.00	8-1-2043	159,215	154,498
FHLB	3.00	8-1-2043	104,389	101,297
FHLB	3.00	8-1-2043	177,051	171,806
FHLB	3.00	9-1-2043	2,796,580	2,713,736
FHLB	3.00	9-1-2043	297,951	289,125
FHLB	3.00	9-1-2043	321,283	311,765
FHLB	3.00	10-1-2043	213,895	207,559

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.00%	10-1-2043	$263,557	$255,750
FHLB	3.00	11-1-2043	80,002	77,632
FHLB	3.50	5-1-2014	4,482	4,725
FHLB	3.50	8-1-2020	314,023	332,043
FHLB	3.50	9-1-2020	56,557	59,797
FHLB	3.50	10-1-2020	357,271	377,722
FHLB	3.50	11-1-2020	701,759	742,036
FHLB	3.50	11-1-2020	388,693	410,999
FHLB	3.50	11-1-2020	505,653	534,685
FHLB	3.50	12-1-2020	366,277	387,310
FHLB	3.50	1-1-2021	22,345	23,629
FHLB	3.50	4-1-2021	21,567	22,805
FHLB	3.50	4-1-2021	447,891	473,624
FHLB	3.50	12-1-2025	5,540,559	5,864,231
FHLB	3.50	1-1-2029	7,376,597	7,797,980
FHLB	3.50	12-1-2042	3,461,017	3,504,247
FHLB	4.00	6-1-2024	36,826	39,313
FHLB	4.00	7-1-2025	560,507	598,755
FHLB	4.00	4-1-2026	2,881,893	3,076,844
FHLB	4.00	11-1-2040	4,688,827	4,906,290
FHLB	4.00	1-1-2041	7,845,674	8,210,780
FHLB	4.00	2-1-2041	3,526,101	3,693,378
FHLB	4.00	4-1-2041	5,669,889	5,944,805
FHLB	4.50	6-1-2014	12,218	13,012
FHLB	4.50	3-1-2023	85,493	92,174
FHLB	4.50	3-1-2023	31,479	33,902
FHLB	4.50	11-1-2023	75,980	81,949
FHLB	4.50	2-1-2024	94,612	102,043
FHLB	4.50	5-1-2024	100,431	108,312
FHLB	4.50	9-1-2024	36,215	39,066
FHLB	4.50	9-1-2024	71,816	77,494
FHLB	4.50	12-1-2024	128,881	139,120
FHLB	4.50	5-1-2034	165,058	177,448
FHLB	4.50	3-1-2039	819,397	877,285
FHLB	4.50	3-1-2039	126,655	135,843
FHLB	4.50	5-1-2039	189,600	203,241
FHLB	4.50	10-1-2039	136,270	146,104
FHLB	4.50	10-1-2039	121,609	130,475
FHLB	4.50	9-1-2040	114,604	123,007
FHLB	4.50	1-1-2041	405,036	434,197
FHLB	4.50	2-1-2041	1,143,995	1,227,364
FHLB	4.50	2-1-2041	7,526,048	8,096,886
FHLB	4.50	4-1-2041	3,418,673	3,666,691
FHLB	4.75	12-16-2016	1,000,000	1,111,388
FHLB	4.88	9-8-2017	1,000,000	1,127,823
FHLB	5.00	11-17-2017	2,000,000	2,282,848
FHLB	5.00	7-1-2025	1,310,478	1,426,710
FHLB	5.00	1-1-2032	2,643	2,884
FHLB	5.00	12-1-2034	9,288	10,121
FHLB	5.00	8-1-2035	646,516	705,975

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.00%	11-1-2035	$671,459	$733,435
FHLB	5.00	12-1-2035	10,082	10,986
FHLB	5.00	1-1-2036	26,251	28,626
FHLB	5.00	6-1-2036	726,535	794,154
FHLB	5.00	3-1-2037	6,361	6,926
FHLB	5.00	7-1-2037	18,154	19,768
FHLB	5.00	3-1-2038	597,392	651,155
FHLB	5.00	5-1-2038	31,602	34,411
FHLB	5.00	6-1-2038	6,763	7,364
FHLB	5.00	9-1-2038	638,740	695,922
FHLB	5.00	5-1-2039	36,835	40,189
FHLB	5.00	1-1-2040	2,172,714	2,375,360
FHLB	5.38	5-18-2016	3,250,000	3,605,508
FHLB	5.38	9-30-2022	100,000	118,865
FHLB	5.50	12-1-2035	1,045,446	1,156,906
FHLB	5.50	7-15-2036	600,000	730,042
FHLB	5.50	12-1-2036	498,597	547,074
FHLB	5.50	3-1-2037	98,058	107,492
FHLB	5.50	7-1-2037	1,899,645	2,091,861
FHLB	5.50	10-1-2037	5,262	5,769
FHLB	5.50	3-1-2038	46,860	51,368
FHLB	5.50	5-1-2038	320,205	351,246
FHLB	5.50	6-1-2038	91,975	100,896
FHLB	5.50	8-1-2038	99,226	109,243
FHLB	5.50	10-1-2038	6,834	7,497
FHLB	5.50	11-1-2038	245,025	271,094
FHLB	6.00	1-1-2032	21,780	24,176
FHLB	6.00	4-1-2033	37,471	42,130
FHLB	6.00	7-1-2036	49,439	55,314
FHLB	6.00	9-1-2036	318,728	355,631
FHLB	6.00	11-1-2036	430,928	480,610
FHLB	6.00	11-1-2036	30,906	34,250
FHLB	6.00	5-1-2037	215,650	239,357
FHLB	6.00	6-1-2037	254,838	282,981
FHLB	6.00	8-1-2037	404,490	448,101
FHLB	6.00	9-1-2037	3,326	3,690
FHLB	6.00	9-1-2037	135,628	150,406
FHLB	6.00	10-1-2037	26,145	28,977
FHLB	6.00	10-1-2037	23,827	26,399
FHLB	6.00	11-1-2037	67,190	74,499
FHLB	6.00	11-1-2037	104,992	116,380
FHLB	6.00	12-1-2037	94,016	104,354
FHLB	6.00	12-1-2037	76,074	84,324
FHLB	6.00	12-1-2037	177,548	196,866
FHLB	6.00	6-1-2038	133,531	148,823
FHLB	6.00	7-1-2038	78,964	87,478
FHLB	6.00	8-1-2039	609,180	676,205
FHLB	6.00	12-1-2039	101,851	112,984
FHLB	6.00	5-1-2040	1,808,194	2,004,335
FHLMC	0.50	4-17-2015	4,000,000	4,013,404

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	0.50%	5-27-2016	$1,000,000	$1,000,177
FHLMC	0.55	9-4-2015	1,000,000	1,000,009
FHLMC	0.70	9-27-2016	250,000	249,921
FHLMC	0.75	1-12-2018	2,000,000	1,965,018
FHLMC	0.85	7-29-2016	150,000	150,326
FHLMC	0.88	3-7-2018	2,000,000	1,969,426
FHLMC	1.00	9-27-2017	250,000	248,627
FHLMC	1.00	9-29-2017	2,000,000	1,995,896
FHLMC	1.25	8-1-2019	2,000,000	1,936,940
FHLMC	1.25	10-2-2019	5,000,000	4,818,365
FHLMC	1.75	9-10-2015	1,000,000	1,022,659
FHLMC	2.00	8-25-2016	1,000,000	1,035,999
FHLMC	2.00	7-30-2019	100,000	100,796
FHLMC	2.38	1-13-2022	6,080,000	5,991,639
FHLMC ±	2.38	6-1-2038	680,486	725,879
FHLMC %%	2.50	3-1-2029	10,000,000	10,053,125
FHLMC ±	2.75	10-1-2036	125,949	134,550
FHLMC	3.00	9-1-2021	871,584	912,305
FHLMC	3.00	4-1-2022	740,625	775,267
FHLMC	3.00	9-1-2026	155,321	160,770
FHLMC	3.00	10-1-2026	3,215,301	3,328,093
FHLMC	3.00	11-1-2026	329,707	341,273
FHLMC	3.00	11-1-2026	53,890	55,780
FHLMC	3.00	11-1-2026	883,707	914,707
FHLMC	3.00	12-1-2026	6,444,325	6,670,391
FHLMC	3.00	12-1-2026	24,446	25,303
FHLMC	3.00	12-1-2026	1,779,304	1,841,721
FHLMC	3.00	1-1-2027	3,175,260	3,286,647
FHLMC	3.00	3-1-2027	693,629	717,961
FHLMC	3.00	8-1-2027	2,158,685	2,234,411
FHLMC	3.00	4-1-2028	75,649	78,375
FHLMC	3.00	3-1-2043	5,726,206	5,556,575
FHLMC	3.50	2-1-2042	14,036,874	14,212,205
FHLMC	3.50	10-1-2042	741,182	750,440
FHLMC	3.50	10-1-2042	7,108,798	7,197,592
FHLMC	3.50	7-1-2043	5,902,467	5,976,194
FHLMC	3.50	8-1-2043	9,112,046	9,225,862
FHLMC %%	3.50	3-1-2044	13,000,000	13,144,219
FHLMC	3.75	3-27-2019	2,900,000	3,188,562
FHLMC	4.00	3-1-2014	8,517	9,019
FHLMC	4.00	5-1-2023	68,000	72,930
FHLMC	4.00	2-1-2024	158,953	170,562
FHLMC	4.00	5-1-2024	88,938	94,997
FHLMC	4.00	5-1-2024	161,873	172,787
FHLMC	4.00	8-1-2024	222,419	237,562
FHLMC	4.00	1-1-2025	376,006	401,668
FHLMC	4.00	2-1-2025	327,560	349,868
FHLMC	4.00	3-1-2025	2,014,000	2,151,555
FHLMC	4.00	5-1-2025	937,740	1,001,778
FHLMC	4.00	6-1-2025	180,892	192,931

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	6-1-2025	$698,646	$746,391
FHLMC	4.00	7-1-2025	21,850	23,342
FHLMC	4.00	8-1-2025	132,302	141,334
FHLMC	4.00	10-1-2025	54,634	58,196
FHLMC	4.00	3-1-2026	431,418	460,065
FHLMC	4.00	4-1-2026	629,587	672,172
FHLMC	4.00	5-1-2026	435,920	465,527
FHLMC	4.00	5-1-2029	381,764	404,789
FHLMC	4.00	9-1-2031	460,699	488,605
FHLMC	4.00	10-1-2033	15,367	16,158
FHLMC	4.00	8-1-2036	6,827	7,145
FHLMC	4.00	4-1-2039	698,483	733,806
FHLMC	4.00	5-1-2039	295,307	308,947
FHLMC	4.00	6-1-2039	255,248	267,091
FHLMC	4.00	2-1-2040	421,239	440,873
FHLMC	4.00	9-1-2040	2,166,848	2,266,614
FHLMC	4.00	10-1-2040	468,778	490,515
FHLMC	4.00	10-1-2040	9,911	10,371
FHLMC	4.00	10-1-2040	1,870,910	1,961,546
FHLMC	4.00	11-1-2040	260,585	272,708
FHLMC	4.00	12-1-2040	116,470	121,891
FHLMC	4.00	12-1-2040	5,813,717	6,085,062
FHLMC	4.00	4-1-2041	30,437	31,858
FHLMC	4.00	6-1-2041	480,386	502,749
FHLMC	4.00	6-1-2041	11,613	12,153
FHLMC	4.00	10-1-2041	52,451	54,893
FHLMC	4.00	10-1-2041	355,264	371,800
FHLMC	4.00	11-1-2041	347,535	363,721
FHLMC	4.00	11-1-2041	73,870	77,311
FHLMC	4.00	11-1-2041	42,632	44,615
FHLMC	4.00	11-1-2041	29,906	31,296
FHLMC	4.00	11-1-2041	401,542	420,240
FHLMC	4.00	1-1-2042	3,032,030	3,173,186
FHLMC	4.00	1-1-2042	136,446	142,801
FHLMC	4.00	2-1-2042	61,149	63,989
FHLMC %%	4.00	3-1-2044	8,500,000	8,885,156
FHLMC	4.38	7-17-2015	4,750,000	5,022,232
FHLMC	4.50	4-1-2018	50,024	53,316
FHLMC	4.50	8-1-2018	745,568	794,608
FHLMC	4.50	10-1-2018	152,335	162,370
FHLMC	4.50	5-1-2023	849,423	916,116
FHLMC	4.50	4-1-2024	102,160	110,233
FHLMC	4.50	8-1-2024	684,543	738,741
FHLMC	4.50	11-1-2024	234,443	253,084
FHLMC	4.50	2-1-2025	787,362	849,928
FHLMC	4.50	8-1-2035	60,686	65,192
FHLMC	4.50	9-1-2035	84,807	90,844
FHLMC	4.50	1-1-2037	92,575	99,048
FHLMC	4.50	10-1-2038	406,084	435,011
FHLMC	4.50	2-1-2039	44,297	47,446
FHLMC	4.50	5-1-2039	73,752	79,118

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	6-1-2039	$2,631,398	$2,823,549
FHLMC	4.50	9-1-2039	1,666,499	1,786,414
FHLMC	4.50	10-1-2039	255,290	273,723
FHLMC	4.50	10-1-2039	320,369	343,764
FHLMC	4.50	1-1-2040	2,609,195	2,815,501
FHLMC	4.50	2-1-2040	8,113,749	8,737,753
FHLMC	4.50	3-1-2040	3,571,452	3,867,676
FHLMC	4.50	8-1-2040	1,662,773	1,784,169
FHLMC	4.50	9-1-2040	399,059	428,066
FHLMC	4.50	9-1-2040	3,317,995	3,580,596
FHLMC	4.50	2-1-2041	94,929	101,860
FHLMC	4.50	4-1-2041	4,337,124	4,654,278
FHLMC	4.50	7-1-2041	216,636	232,577
FHLMC	4.50	10-1-2041	1,604,076	1,720,884
FHLMC	4.75	11-17-2015	2,000,000	2,151,832
FHLMC	4.88	6-13-2018	1,700,000	1,948,515
FHLMC	5.00	1-1-2022	781,417	850,697
FHLMC	5.00	7-1-2022	661	706
FHLMC	5.00	7-1-2022	28,729	30,683
FHLMC	5.00	7-1-2022	37,115	39,634
FHLMC	5.00	7-1-2022	30,034	32,062
FHLMC	5.00	9-1-2022	45,490	48,588
FHLMC	5.00	6-1-2023	39,292	42,325
FHLMC	5.00	6-1-2023	6,639	7,090
FHLMC	5.00	6-1-2023	14,720	16,029
FHLMC	5.00	10-1-2023	2,719	2,905
FHLMC	5.00	4-1-2024	2,807	3,051
FHLMC	5.00	8-1-2024	22,832	24,870
FHLMC	5.00	10-1-2024	322,576	344,680
FHLMC	5.00	10-1-2024	180,640	193,072
FHLMC	5.00	5-1-2025	574,253	625,445
FHLMC	5.00	8-1-2033	1,704,056	1,876,605
FHLMC	5.00	11-1-2033	160,895	175,480
FHLMC	5.00	3-1-2034	126,069	138,019
FHLMC	5.00	7-1-2035	689,106	752,654
FHLMC	5.00	8-1-2035	212,442	231,867
FHLMC	5.00	9-1-2035	854,286	946,855
FHLMC	5.00	4-1-2036	83,966	91,760
FHLMC	5.00	12-1-2036	67,448	73,443
FHLMC	5.00	2-1-2037	93,332	101,627
FHLMC	5.00	3-1-2039	521,974	574,272
FHLMC	5.00	8-1-2039	1,173,526	1,289,323
FHLMC	5.00	8-1-2039	6,194,290	6,777,195
FHLMC	5.00	9-1-2039	1,799,285	1,966,682
FHLMC	5.00	12-1-2039	2,409,739	2,657,578
FHLMC	5.00	6-1-2040	4,952,390	5,441,019
FHLMC	5.00	6-1-2040	4,868,170	5,344,164
FHLMC	5.13	11-17-2017	1,000,000	1,145,488
FHLMC	5.25	4-18-2016	650,000	716,859
FHLMC ±	5.36	4-1-2037	53,764	56,341

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	7-18-2016	$650,000	$726,733
FHLMC	5.50	12-1-2016	19,484	20,699
FHLMC	5.50	8-1-2017	1,319	1,401
FHLMC	5.50	8-23-2017	3,000,000	3,458,430
FHLMC	5.50	9-1-2017	26,082	27,724
FHLMC	5.50	10-1-2017	1,690	1,812
FHLMC	5.50	11-1-2017	25,507	27,108
FHLMC	5.50	11-1-2017	37,512	39,826
FHLMC	5.50	12-1-2017	740,421	786,561
FHLMC	5.50	3-1-2018	33,798	35,911
FHLMC	5.50	2-1-2019	339,002	360,054
FHLMC	5.50	6-1-2019	30,447	32,975
FHLMC	5.50	1-1-2022	34,876	37,929
FHLMC	5.50	5-1-2022	48,009	52,238
FHLMC	5.50	11-1-2023	131,421	142,991
FHLMC	5.50	12-1-2024	672,545	731,506
FHLMC	5.50	12-1-2033	270,070	300,195
FHLMC	5.50	12-1-2034	266,191	295,884
FHLMC	5.50	1-1-2035	760,168	834,771
FHLMC	5.50	6-1-2035	578,370	641,287
FHLMC	5.50	1-1-2036	150,189	165,618
FHLMC	5.50	1-1-2036	47,818	52,575
FHLMC	5.50	2-1-2036	171,917	189,414
FHLMC	5.50	12-1-2036	215,114	236,008
FHLMC	5.50	2-1-2037	237,883	260,770
FHLMC	5.50	3-1-2037	213,258	233,851
FHLMC	5.50	4-1-2037	47,286	51,848
FHLMC	5.50	1-1-2038	544,029	596,522
FHLMC	5.50	2-1-2038	691,518	758,050
FHLMC	5.50	4-1-2038	665,342	735,872
FHLMC	5.50	5-1-2038	80,330	88,058
FHLMC	5.50	5-1-2038	1,523,121	1,670,321
FHLMC	5.50	5-1-2038	477,024	526,704
FHLMC	5.50	5-1-2038	2,166,795	2,375,263
FHLMC	5.50	6-1-2038	12,771	14,000
FHLMC	5.50	7-1-2038	305,557	334,955
FHLMC	5.50	7-1-2038	385,420	422,693
FHLMC	5.50	8-1-2038	533,050	584,372
FHLMC	5.50	8-1-2038	108,581	119,064
FHLMC	5.50	9-1-2038	83,237	91,245
FHLMC	5.50	9-1-2038	170,281	186,664
FHLMC	5.50	1-1-2039	249,796	274,134
FHLMC	5.50	8-1-2039	976,390	1,080,605
FHLMC	5.50	11-1-2039	1,593,171	1,752,199
FHLMC	5.50	3-1-2040	3,238,259	3,549,812
FHLMC	5.50	4-1-2040	2,053,371	2,250,927
FHLMC ±	5.54	8-1-2038	161,384	168,248
FHLMC	6.00	6-1-2021	1,063	1,142
FHLMC	6.00	3-1-2022	64,941	70,004
FHLMC	6.00	5-1-2022	5,421	5,891

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	7-1-2022	$103,046	$109,132
FHLMC	6.00	8-1-2022	7,728	8,515
FHLMC	6.00	9-1-2022	136,228	149,027
FHLMC	6.00	3-1-2023	271,883	298,024
FHLMC	6.00	9-1-2023	114,152	126,699
FHLMC	6.00	11-1-2033	407,745	459,063
FHLMC	6.00	7-1-2034	342,058	384,743
FHLMC	6.00	1-1-2036	62,110	69,941
FHLMC	6.00	2-1-2036	608,003	680,990
FHLMC	6.00	11-1-2036	133,212	147,927
FHLMC	6.00	12-1-2036	52,270	58,266
FHLMC	6.00	2-1-2037	3,886	4,324
FHLMC	6.00	3-1-2037	30,739	34,054
FHLMC	6.00	3-1-2037	222,727	247,449
FHLMC	6.00	4-1-2037	2,551	2,830
FHLMC	6.00	8-1-2037	63,530	70,387
FHLMC	6.00	8-1-2037	76,517	84,838
FHLMC	6.00	8-1-2037	179,986	199,695
FHLMC	6.00	8-1-2037	28,543	31,695
FHLMC	6.00	8-1-2037	184,291	205,459
FHLMC	6.00	9-1-2037	7,995	8,871
FHLMC	6.00	9-1-2037	37,138	41,196
FHLMC	6.00	10-1-2037	57,060	63,341
FHLMC	6.00	10-1-2037	46,203	51,221
FHLMC	6.00	10-1-2037	1,013,100	1,124,181
FHLMC	6.00	11-1-2037	33,453	37,059
FHLMC	6.00	11-1-2037	163,095	180,954
FHLMC	6.00	12-1-2037	606,668	672,077
FHLMC	6.00	12-1-2037	87,033	96,556
FHLMC	6.00	1-1-2038	41,059	45,565
FHLMC	6.00	2-1-2038	29,784	33,033
FHLMC	6.00	2-1-2038	95,589	105,895
FHLMC	6.00	5-1-2038	86,975	96,900
FHLMC	6.00	6-1-2038	53,150	58,927
FHLMC	6.00	6-1-2038	58,814	65,159
FHLMC	6.00	6-1-2038	57,154	63,316
FHLMC	6.00	7-1-2038	135,732	150,529
FHLMC	6.00	7-1-2038	690,865	765,352
FHLMC	6.00	8-1-2038	72,760	80,651
FHLMC	6.00	8-1-2038	141,748	157,144
FHLMC	6.00	9-1-2038	73,876	81,882
FHLMC	6.00	9-1-2038	101,923	113,043
FHLMC	6.00	9-1-2038	74,195	82,239
FHLMC	6.00	10-1-2038	66,286	73,433
FHLMC	6.00	11-1-2038	55,429	61,413
FHLMC	6.00	12-1-2038	2,064	2,288
FHLMC	6.00	3-1-2039	37,292	41,337
FHLMC	6.00	4-1-2039	133,444	147,844
FHLMC	6.00	6-1-2039	6,098	6,770
FHLMC	6.00	8-1-2039	140,150	155,624

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	9-1-2039	$184,508	$204,899
FHLMC	6.00	10-1-2039	6,706	7,444
FHLMC	6.25	7-15-2032	500,000	660,816
FHLMC	6.50	6-1-2036	44,812	50,209
FHLMC	6.50	10-1-2037	95,184	106,502
FHLMC	6.50	12-1-2037	157,174	175,761
FHLMC	6.50	3-1-2038	51,895	58,032
FHLMC	6.50	3-1-2038	159,546	178,413
FHLMC	6.50	1-1-2039	38,064	42,566
FHLMC	6.50	4-1-2039	314,713	353,003
FHLMC	6.50	4-1-2039	430,408	481,482
FHLMC	6.75	3-15-2031	1,000,000	1,376,547
FICO	9.65	11-2-2018	500,000	678,917
FNMA	5.00	12-1-2035	9,348	10,244
FNMA ¤	0.00	6-1-2017	300,000	288,665
FNMA ¤	0.00	10-9-2019	200,000	173,417
FNMA	0.38	3-16-2015	2,500,000	2,504,820
FNMA	0.38	12-21-2015	2,000,000	2,002,484
FNMA	0.50	5-27-2015	2,500,000	2,508,368
FNMA	0.50	7-2-2015	2,500,000	2,508,370
FNMA	0.50	3-30-2016	2,000,000	2,003,780
FNMA	0.52	5-20-2016	500,000	499,544
FNMA	0.55	5-6-2016	500,000	500,293
FNMA	0.63	8-26-2016	1,000,000	1,001,203
FNMA	0.88	10-26-2017	2,250,000	2,229,388
FNMA	0.88	12-20-2017	2,000,000	1,976,646
FNMA	0.88	2-8-2018	1,000,000	984,843
FNMA	0.88	5-21-2018	2,000,000	1,960,306
FNMA	0.90	11-7-2017	250,000	247,535
FNMA	0.95	8-23-2017	1,000,000	995,680
FNMA	1.00	5-21-2018	100,000	98,222
FNMA	1.13	4-27-2017	1,000,000	1,007,601
FNMA	1.25	9-28-2016	1,000,000	1,015,964
FNMA	1.38	11-15-2016	2,000,000	2,040,078
FNMA	1.55	10-29-2019	1,000,000	976,227
FNMA	1.63	10-26-2015	1,000,000	1,021,619
FNMA	1.63	11-27-2018	2,000,000	2,004,246
FNMA	1.70	10-4-2019	125,000	121,532
FNMA	1.75	1-30-2019	200,000	200,645
FNMA	1.75	5-30-2019	2,000,000	1,993,078
FNMA	1.88	10-15-2015	200,000	204,740
FNMA	2.20	10-25-2022	150,000	141,221
FNMA	2.25	10-17-2022	1,000,000	944,652
FNMA ±	2.26	10-1-2037	458,253	488,779
FNMA	2.38	7-28-2015	3,500,000	3,603,481
FNMA	2.38	4-11-2016	1,000,000	1,041,506
FNMA ±	2.47	1-1-2037	20,644	22,000
FNMA	2.50	10-1-2027	3,748,441	3,771,949
FNMA	2.50	3-1-2028	4,324,881	4,362,330
FNMA	2.50	4-1-2028	6,943,204	6,986,748

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	2.50%	7-1-2028	$9,977,942	$10,040,518
FNMA	2.50	7-1-2028	9,439,467	9,498,667
FNMA	2.50	7-1-2028	6,446,943	6,487,374
FNMA	2.50	10-1-2028	7,343,802	7,389,858
FNMA	2.50	1-1-2038	338,399	315,063
FNMA	2.50	10-1-2042	608,528	566,517
FNMA	2.50	11-1-2042	74,687	69,531
FNMA	2.50	2-1-2043	241,795	225,099
FNMA	2.50	3-1-2043	256,056	238,375
FNMA	2.50	3-1-2043	146,177	136,087
FNMA	2.50	3-1-2043	289,758	269,763
FNMA	2.50	4-1-2043	189,859	176,754
FNMA	2.50	4-1-2043	405,151	377,175
FNMA	2.50	8-1-2043	1,416,519	1,318,721
FNMA	2.50	8-1-2043	338,561	315,184
FNMA	2.50	8-1-2043	644,832	600,306
FNMA %%	2.50	3-1-2029	5,500,000	5,527,500
FNMA ±	2.52	12-1-2036	18,612	19,696
FNMA ±	2.54	4-1-2036	114,464	122,883
FNMA ±	2.55	3-1-2036	58,635	61,527
FNMA ±	2.59	3-1-2037	114,404	121,585
FNMA ±	2.66	2-1-2042	3,988,330	4,176,800
FNMA ±	2.66	4-1-2038	93,682	99,997
FNMA ±	2.66	6-1-2035	159,094	169,809
FNMA ±	2.99	3-1-2041	2,598,951	2,754,502
FNMA	3.00	10-1-2021	7,752,992	8,118,596
FNMA	3.00	8-1-2026	287,280	297,544
FNMA	3.00	9-1-2026	170,991	177,092
FNMA	3.00	11-1-2026	259,439	268,808
FNMA	3.00	11-1-2026	2,689,356	2,786,488
FNMA	3.00	2-1-2027	164,585	170,526
FNMA	3.00	2-1-2027	1,591,056	1,648,533
FNMA	3.00	4-1-2027	301,945	312,858
FNMA	3.00	5-1-2027	361,897	374,963
FNMA	3.00	6-1-2027	239,590	248,267
FNMA	3.00	7-1-2027	419,098	434,216
FNMA	3.00	7-1-2027	560,126	580,422
FNMA	3.00	8-1-2027	2,742,877	2,842,260
FNMA	3.00	8-1-2027	2,827,385	2,929,787
FNMA	3.00	8-1-2027	15,511,673	16,073,801
FNMA	3.00	9-1-2027	2,134,076	2,211,399
FNMA	3.00	9-1-2027	1,986,109	2,059,309
FNMA	3.00	9-1-2027	8,783,514	9,101,720
FNMA	3.00	9-1-2027	3,279,618	3,398,438
FNMA	3.00	10-1-2027	3,907,068	4,048,646
FNMA	3.00	9-1-2042	2,693,837	2,620,038
FNMA	3.00	9-1-2042	43,617	42,422
FNMA	3.00	9-1-2042	709,447	690,011
FNMA	3.00	9-1-2042	512,072	498,044
FNMA	3.00	10-1-2042	5,010,090	4,872,836

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	10-1-2042	$1,279,164	$1,244,120
FNMA	3.00	10-1-2042	4,810,916	4,679,933
FNMA	3.00	11-1-2042	9,315,604	9,060,396
FNMA	3.00	12-1-2042	9,413,694	9,157,592
FNMA	3.00	1-1-2043	9,452,126	9,193,179
FNMA	3.00	2-1-2043	9,612,226	9,348,893
FNMA	3.00	3-1-2043	11,444,121	11,130,601
FNMA	3.00	4-1-2043	9,639,785	9,375,696
FNMA	3.00	5-1-2043	9,647,237	9,382,944
FNMA	3.00	5-1-2043	2,421,264	2,354,932
FNMA	3.00	6-1-2043	4,872,445	4,738,961
FNMA	3.00	7-1-2043	9,802,391	9,533,847
FNMA ±	3.08	3-1-2041	3,693,406	3,915,927
FNMA	3.40	9-27-2032	250,000	220,659
FNMA ±	3.46	10-1-2040	2,802,985	2,959,815
FNMA	3.50	11-1-2025	2,623,384	2,775,867
FNMA	3.50	12-1-2025	6,537,610	6,922,158
FNMA	3.50	12-1-2026	10,057,555	10,642,266
FNMA	3.50	1-1-2036	28,387	28,806
FNMA	3.50	10-1-2040	1,721,371	1,747,102
FNMA	3.50	12-1-2040	227,103	230,496
FNMA	3.50	1-1-2041	1,351,513	1,371,733
FNMA	3.50	1-1-2041	47,389	48,088
FNMA	3.50	1-1-2041	121,348	123,155
FNMA	3.50	1-1-2041	51,966	52,734
FNMA	3.50	1-1-2041	439,541	446,069
FNMA	3.50	2-1-2041	613,582	622,976
FNMA	3.50	2-1-2041	73,269	74,352
FNMA	3.50	2-1-2041	592,403	601,210
FNMA	3.50	2-1-2041	3,184,350	3,231,713
FNMA	3.50	9-1-2042	13,332,959	13,531,336
FNMA	3.50	9-1-2042	8,667,123	8,796,124
FNMA	3.50	10-1-2042	6,804,854	6,906,159
FNMA	3.50	12-1-2042	1,518,441	1,541,282
FNMA	3.50	4-1-2043	6,785,278	6,888,077
FNMA	3.50	5-1-2043	456,220	462,974
FNMA	3.50	5-1-2043	498,366	505,920
FNMA	3.50	6-1-2043	714,992	725,581
FNMA	3.50	7-1-2043	9,630,075	9,772,851
FNMA	3.50	7-1-2043	11,875,349	12,051,277
FNMA	3.50	8-1-2043	1,399,339	1,420,310
FNMA	3.50	9-1-2043	760,142	771,413
FNMA	3.50	9-1-2043	493,245	500,560
FNMA	3.50	1-1-2044	9,957,269	10,105,289
FNMA %%	3.50	3-1-2044	15,000,000	15,203,907
FNMA %%	3.50	3-1-2029	6,000,000	6,342,187
FNMA	4.00	4-1-2019	105,988	113,221
FNMA	4.00	6-1-2019	453,620	483,903
FNMA	4.00	5-1-2021	339,496	363,017
FNMA	4.00	4-1-2022	541,524	577,707

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-2024	$12,117	$12,943
FNMA	4.00	3-1-2024	643,741	688,124
FNMA	4.00	4-1-2024	1,106,915	1,183,000
FNMA	4.00	5-1-2024	44,395	47,466
FNMA	4.00	6-1-2024	129,322	138,225
FNMA	4.00	6-1-2024	379,452	405,644
FNMA	4.00	6-1-2024	241,491	257,942
FNMA	4.00	6-1-2024	110,565	118,177
FNMA	4.00	9-1-2024	97,628	104,313
FNMA	4.00	10-1-2024	88,514	94,641
FNMA	4.00	2-1-2025	656,786	702,243
FNMA	4.00	3-1-2025	107,673	115,127
FNMA	4.00	3-1-2025	2,543,495	2,735,067
FNMA	4.00	7-1-2025	1,716,387	1,835,332
FNMA	4.00	1-1-2026	95,890	102,602
FNMA	4.00	5-1-2026	1,751,580	1,872,512
FNMA	4.00	7-1-2026	748,652	799,429
FNMA %%	4.00	3-1-2029	3,500,000	3,734,063
FNMA	4.00	2-1-2039	92,222	96,709
FNMA	4.00	2-1-2039	408,895	428,727
FNMA	4.00	3-1-2039	59,667	62,548
FNMA	4.00	8-1-2039	393,453	412,453
FNMA	4.00	8-1-2039	1,467,404	1,538,485
FNMA	4.00	8-1-2039	648,395	679,956
FNMA	4.00	8-1-2039	3,884,028	4,085,530
FNMA	4.00	11-1-2039	34,334	36,005
FNMA	4.00	1-1-2040	398,268	417,541
FNMA	4.00	1-1-2040	351,069	368,171
FNMA	4.00	3-1-2040	15,950	16,723
FNMA	4.00	3-1-2040	546,743	573,199
FNMA	4.00	4-1-2040	2,302,437	2,413,613
FNMA	4.00	8-1-2040	95,066	99,637
FNMA	4.00	8-1-2040	1,738,215	1,822,647
FNMA	4.00	8-1-2040	907,065	951,356
FNMA	4.00	8-1-2040	499,895	524,148
FNMA	4.00	9-1-2040	25,708	26,967
FNMA	4.00	9-1-2040	22,642	23,739
FNMA	4.00	9-1-2040	114,685	120,279
FNMA	4.00	10-1-2040	52,555	55,128
FNMA	4.00	10-1-2040	59,521	62,419
FNMA	4.00	10-1-2040	262,105	274,913
FNMA	4.00	10-1-2040	734,045	769,913
FNMA	4.00	11-1-2040	3,944,454	4,137,462
FNMA	4.00	11-1-2040	483,451	507,089
FNMA	4.00	11-1-2040	434,277	455,404
FNMA	4.00	11-1-2040	221,205	232,053
FNMA	4.00	11-1-2040	334,541	350,961
FNMA	4.00	11-1-2040	50,573	53,049
FNMA	4.00	11-1-2040	33,083	34,671
FNMA	4.00	11-1-2040	86,435	90,651

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2040	$3,468,576	$3,646,965
FNMA	4.00	12-1-2040	17,011	17,842
FNMA	4.00	12-1-2040	32,221	33,785
FNMA	4.00	12-1-2040	125,330	131,428
FNMA	4.00	12-1-2040	441,944	463,588
FNMA	4.00	12-1-2040	182,117	191,042
FNMA	4.00	12-1-2040	94,553	99,181
FNMA	4.00	12-1-2040	505,245	530,059
FNMA	4.00	12-1-2040	1,070,597	1,122,901
FNMA	4.00	1-1-2041	5,252,637	5,509,264
FNMA	4.00	1-1-2041	12,515	13,127
FNMA	4.00	1-1-2041	95,894	100,592
FNMA	4.00	2-1-2041	427,323	448,264
FNMA	4.00	2-1-2041	239,049	250,728
FNMA	4.00	2-1-2041	5,644,909	5,921,231
FNMA	4.00	3-1-2041	142,975	149,961
FNMA	4.00	3-1-2041	2,774,706	2,911,041
FNMA	4.00	4-1-2041	353,101	370,408
FNMA	4.00	5-1-2041	5,914,966	6,203,348
FNMA	4.00	7-1-2041	24,477	25,663
FNMA	4.00	7-1-2041	151,442	158,863
FNMA	4.00	8-1-2041	29,264	30,693
FNMA	4.00	8-1-2041	417,315	437,693
FNMA	4.00	10-1-2041	1,815,884	1,904,851
FNMA	4.00	10-1-2041	1,763,427	1,849,683
FNMA	4.00	10-1-2041	284,054	297,929
FNMA	4.00	10-1-2041	147,893	155,100
FNMA	4.00	11-1-2041	434,092	455,250
FNMA	4.00	11-1-2041	1,447,487	1,518,443
FNMA	4.00	12-1-2041	470,900	493,952
FNMA	4.00	12-1-2041	276,604	290,105
FNMA	4.00	12-1-2041	324,242	340,128
FNMA	4.00	1-1-2042	19,132	20,067
FNMA	4.00	1-1-2042	97,220	101,968
FNMA	4.00	2-1-2042	149,335	157,767
FNMA	4.00	2-1-2042	21,489	22,539
FNMA	4.00	2-1-2042	158,798	166,607
FNMA	4.00	2-1-2042	5,389,603	5,653,423
FNMA	4.00	4-1-2042	1,955,453	2,051,191
FNMA	4.00	7-1-2042	83,311	87,369
FNMA	4.00	10-1-2043	9,804,829	10,281,205
FNMA	4.00	10-1-2043	6,901,357	7,236,026
FNMA %%	4.00	3-1-2044	14,000,000	14,668,282
FNMA	4.38	10-15-2015	1,000,000	1,065,622
FNMA	4.50	11-1-2014	442	472
FNMA	4.50	5-1-2015	7,607	8,117
FNMA	4.50	3-1-2018	35,643	38,080
FNMA	4.50	4-1-2018	157,046	167,702
FNMA	4.50	12-1-2018	20,620	22,033
FNMA	4.50	5-1-2019	18,776	20,065

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	1-1-2020	$38,299	$40,921
FNMA	4.50	8-1-2020	18,621	19,887
FNMA	4.50	10-1-2020	66,347	70,977
FNMA	4.50	10-1-2020	34,019	36,343
FNMA	4.50	12-1-2020	89,075	95,358
FNMA	4.50	1-1-2021	58,623	62,759
FNMA	4.50	3-1-2022	68,562	73,243
FNMA	4.50	3-1-2022	500,414	534,648
FNMA	4.50	5-1-2022	16,415	17,539
FNMA	4.50	11-1-2022	98,491	105,412
FNMA	4.50	2-1-2023	414,345	442,530
FNMA	4.50	3-1-2023	34,724	37,122
FNMA	4.50	3-1-2023	7,885	8,436
FNMA	4.50	3-1-2023	209,580	224,394
FNMA	4.50	5-1-2023	120,681	128,885
FNMA	4.50	5-1-2023	56,523	60,415
FNMA	4.50	5-1-2023	30,771	32,920
FNMA	4.50	5-1-2023	15,459	16,516
FNMA	4.50	6-1-2023	253,505	270,753
FNMA	4.50	12-1-2023	132,965	142,130
FNMA	4.50	3-1-2024	23,098	24,687
FNMA	4.50	5-1-2024	27,874	29,998
FNMA	4.50	5-1-2024	380,837	407,465
FNMA	4.50	7-1-2024	1,462,384	1,563,106
FNMA	4.50	8-1-2024	178,204	190,548
FNMA	4.50	8-1-2024	115,100	123,085
FNMA	4.50	8-1-2024	10,855	11,607
FNMA	4.50	1-1-2025	1,682,736	1,823,197
FNMA	4.50	3-1-2025	1,841,966	1,995,717
FNMA	4.50	3-1-2025	109,035	116,646
FNMA	4.50	4-1-2025	49,190	52,813
FNMA	4.50	4-1-2025	194,116	210,336
FNMA	4.50	10-1-2025	274,851	295,238
FNMA	4.50	2-1-2026	222,354	238,748
FNMA	4.50	2-1-2026	52,716	57,131
FNMA	4.50	4-1-2026	760,576	824,015
FNMA	4.50	5-1-2026	66,390	71,836
FNMA	4.50	6-1-2026	29,371	31,398
FNMA	4.50	4-1-2028	53,779	57,728
FNMA	4.50	4-1-2028	26,431	28,365
FNMA	4.50	4-1-2028	75,646	81,241
FNMA	4.50	3-1-2029	52,846	56,740
FNMA	4.50	5-1-2029	5,749,550	6,205,079
FNMA	4.50	10-1-2029	400,139	432,312
FNMA	4.50	9-1-2033	398,389	429,786
FNMA	4.50	4-1-2035	89,805	96,503
FNMA	4.50	5-1-2035	22,008	23,666
FNMA	4.50	7-1-2035	4,812	5,173
FNMA	4.50	8-1-2035	14,164	15,245
FNMA	4.50	9-1-2035	2,688,685	2,889,938

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	9-1-2035	$502,982	$540,307
FNMA	4.50	9-1-2035	39,124	42,079
FNMA	4.50	10-1-2035	101,875	109,399
FNMA	4.50	3-1-2038	784,368	841,588
FNMA	4.50	2-1-2039	32,549	34,941
FNMA	4.50	2-1-2039	82,613	88,668
FNMA	4.50	2-1-2039	393,843	422,929
FNMA	4.50	2-1-2039	22,490	24,153
FNMA	4.50	3-1-2039	1,476,627	1,585,634
FNMA	4.50	3-1-2039	1,913,566	2,055,149
FNMA	4.50	4-1-2039	1,892,560	2,032,552
FNMA	4.50	4-1-2039	565,941	607,746
FNMA	4.50	4-1-2039	1,754,747	1,885,130
FNMA	4.50	4-1-2039	11,546	12,403
FNMA	4.50	5-1-2039	777,722	841,116
FNMA	4.50	5-1-2039	2,100,452	2,270,268
FNMA	4.50	6-1-2039	1,204,020	1,293,702
FNMA	4.50	9-1-2039	1,831,317	1,980,060
FNMA	4.50	12-1-2039	208,124	223,575
FNMA	4.50	2-1-2040	2,920,607	3,137,767
FNMA	4.50	2-1-2040	3,961,215	4,285,549
FNMA	4.50	3-1-2040	3,065,803	3,320,731
FNMA	4.50	5-1-2040	1,233,818	1,329,723
FNMA	4.50	5-1-2040	2,717,005	2,935,359
FNMA	4.50	6-1-2040	1,043,486	1,120,992
FNMA	4.50	8-1-2040	305,095	327,727
FNMA	4.50	8-1-2040	2,977,976	3,198,960
FNMA	4.50	9-1-2040	41,289	44,360
FNMA	4.50	10-1-2040	2,899,598	3,116,432
FNMA	4.50	10-1-2040	469,300	504,319
FNMA	4.50	11-1-2040	2,123,687	2,282,211
FNMA	4.50	2-1-2041	8,950,257	9,617,535
FNMA	4.50	2-1-2041	6,656,545	7,151,350
FNMA	4.50	4-1-2041	2,001,288	2,158,509
FNMA	4.50	5-1-2041	14,218	15,323
FNMA %%	4.50	3-1-2044	9,000,000	9,664,805
FNMA	4.88	12-15-2016	950,000	1,058,899
FNMA	5.00	12-1-2014	87,815	94,017
FNMA	5.00	4-15-2015	3,000,000	3,160,359
FNMA	5.00	8-1-2015	184,615	197,654
FNMA	5.00	11-1-2015	199,033	213,140
FNMA	5.00	2-13-2017	500,000	561,240
FNMA	5.00	5-11-2017	1,200,000	1,354,350
FNMA	5.00	12-1-2017	458,050	490,742
FNMA	5.00	6-1-2018	296,461	318,050
FNMA	5.00	10-1-2018	184,405	197,806
FNMA	5.00	11-1-2018	64,100	68,737
FNMA	5.00	6-1-2019	138,310	149,566
FNMA	5.00	9-1-2019	373,485	400,461
FNMA	5.00	10-1-2019	204,131	220,743

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	11-1-2019	$178,813	$192,048
FNMA	5.00	6-1-2020	85,678	92,832
FNMA	5.00	5-1-2023	598,672	647,052
FNMA	5.00	5-1-2023	95,113	103,280
FNMA	5.00	6-1-2023	95,353	104,124
FNMA	5.00	6-1-2023	265,650	288,407
FNMA	5.00	4-1-2024	167,073	181,618
FNMA	5.00	9-1-2024	149,856	164,159
FNMA	5.00	3-1-2025	1,697,018	1,842,284
FNMA	5.00	4-1-2034	254,843	282,113
FNMA	5.00	4-1-2034	708,442	777,231
FNMA	5.00	4-1-2035	2,271,230	2,489,257
FNMA	5.00	6-1-2035	771,999	845,944
FNMA	5.00	7-1-2035	55,474	60,741
FNMA	5.00	7-1-2035	38,912	42,629
FNMA	5.00	7-1-2035	72,511	79,378
FNMA	5.00	8-1-2035	96,889	106,127
FNMA	5.00	10-1-2035	2,942,401	3,223,727
FNMA	5.00	11-1-2035	771,010	844,229
FNMA	5.00	2-1-2036	3,576,375	3,917,715
FNMA	5.00	7-1-2036	81,485	89,108
FNMA	5.00	11-1-2036	278,184	304,209
FNMA	5.00	11-1-2036	257,843	282,318
FNMA	5.00	5-1-2037	240,261	262,737
FNMA	5.00	5-1-2037	69,940	76,502
FNMA	5.00	5-1-2037	71,766	78,509
FNMA	5.00	6-1-2037	68,432	74,834
FNMA	5.00	8-1-2037	555,641	608,135
FNMA	5.00	2-1-2038	1,855,946	2,033,474
FNMA	5.00	3-1-2038	1,209,642	1,325,649
FNMA	5.00	4-1-2038	65,703	71,881
FNMA	5.00	5-1-2038	377,964	414,125
FNMA	5.00	5-1-2038	218,239	238,989
FNMA	5.00	5-1-2038	133,945	146,609
FNMA	5.00	7-1-2038	9,552	10,446
FNMA	5.00	7-1-2038	8,064	8,819
FNMA	5.00	11-1-2038	290,628	318,092
FNMA	5.00	11-1-2038	142,296	155,608
FNMA	5.00	11-1-2038	10,719	11,726
FNMA	5.00	4-1-2039	354,998	388,656
FNMA	5.00	4-1-2039	472,071	516,358
FNMA	5.00	6-1-2039	832,296	910,971
FNMA	5.00	7-1-2039	618,101	676,052
FNMA	5.00	8-1-2039	5,655,209	6,198,918
FNMA	5.00	10-1-2039	1,039,110	1,138,713
FNMA	5.00	7-1-2040	7,994,013	8,823,588
FNMA	5.00	4-1-2041	3,188,472	3,511,769
FNMA	5.00	8-1-2041	412,156	453,703
FNMA %%	5.00	3-1-2044	5,000,000	5,476,563
FNMA	5.38	7-15-2016	1,000,000	1,113,964

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.38%	6-12-2017	$1,500,000	$1,715,460
FNMA	5.45	10-18-2021	200,000	223,131
FNMA	5.50	4-1-2014	279	298
FNMA	5.50	7-1-2014	29,967	32,000
FNMA	5.50	12-1-2014	2,126	2,270
FNMA	5.50	2-1-2015	12,793	13,661
FNMA	5.50	2-1-2016	8,465	9,040
FNMA	5.50	6-1-2016	195,198	208,445
FNMA	5.50	8-1-2016	26,040	27,812
FNMA	5.50	11-1-2016	206,496	220,605
FNMA	5.50	11-1-2016	9,247	9,879
FNMA	5.50	1-1-2017	121,323	129,625
FNMA	5.50	2-1-2017	73,525	78,552
FNMA	5.50	2-1-2017	4,046	4,322
FNMA	5.50	4-1-2017	100,835	107,770
FNMA	5.50	6-1-2017	193,247	206,584
FNMA	5.50	7-1-2017	191,134	204,106
FNMA	5.50	8-1-2017	48,784	52,157
FNMA	5.50	10-1-2017	182,637	195,296
FNMA	5.50	3-1-2018	53,415	57,136
FNMA	5.50	4-1-2018	71,984	76,988
FNMA	5.50	12-1-2018	843,019	905,628
FNMA	5.50	5-1-2021	200,471	214,466
FNMA	5.50	12-1-2021	51,511	55,084
FNMA	5.50	5-1-2023	230,529	251,736
FNMA	5.50	8-1-2023	4,760	5,198
FNMA	5.50	9-1-2023	67,554	73,783
FNMA	5.50	10-1-2023	5,725	6,252
FNMA	5.50	10-1-2023	151,949	162,544
FNMA	5.50	11-1-2023	57,375	62,647
FNMA	5.50	11-1-2023	12,893	14,078
FNMA	5.50	2-1-2024	21,519	23,126
FNMA	5.50	6-1-2024	226,078	246,770
FNMA	5.50	7-1-2024	373,798	399,560
FNMA	5.50	5-1-2025	306,282	329,091
FNMA	5.50	8-1-2025	124,028	137,995
FNMA	5.50	7-1-2033	189,052	209,371
FNMA	5.50	9-1-2033	474,060	524,871
FNMA	5.50	11-1-2033	215,009	238,147
FNMA	5.50	7-1-2034	255,266	282,779
FNMA	5.50	9-1-2034	94,021	104,150
FNMA	5.50	10-1-2034	87,270	96,667
FNMA	5.50	12-1-2034	420,121	465,162
FNMA	5.50	1-1-2035	305,445	336,740
FNMA	5.50	1-1-2035	2,556,688	2,834,403
FNMA	5.50	8-1-2035	58,157	64,226
FNMA	5.50	8-1-2035	323,196	357,893
FNMA	5.50	8-1-2035	695,773	770,910
FNMA	5.50	9-1-2035	442,982	489,791
FNMA	5.50	12-1-2035	745,803	822,209

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	12-1-2035	$805,057	$891,984
FNMA	5.50	1-1-2036	1,784,653	1,977,102
FNMA	5.50	2-1-2036	441,451	488,649
FNMA	5.50	4-1-2036	1,522,121	1,680,036
FNMA	5.50	4-1-2036	515,346	571,146
FNMA	5.50	4-1-2036	2,884,940	3,195,191
FNMA	5.50	9-1-2036	48,870	54,034
FNMA	5.50	2-1-2037	288,971	321,069
FNMA	5.50	3-1-2037	94,723	104,733
FNMA	5.50	5-1-2037	175,779	194,073
FNMA	5.50	6-1-2037	299,985	332,115
FNMA	5.50	7-1-2037	42,741	47,209
FNMA	5.50	2-1-2038	105,332	116,016
FNMA	5.50	2-1-2038	94,294	104,053
FNMA	5.50	2-1-2038	863,045	950,588
FNMA	5.50	3-1-2038	31,941	35,331
FNMA	5.50	4-1-2038	1,365,568	1,504,084
FNMA	5.50	5-1-2038	1,429,581	1,580,786
FNMA	5.50	5-1-2038	625,069	689,143
FNMA	5.50	6-1-2038	1,571,458	1,733,635
FNMA	5.50	6-1-2038	274,431	302,605
FNMA	5.50	7-1-2038	1,566,275	1,728,100
FNMA	5.50	7-1-2038	14,256	15,711
FNMA	5.50	9-1-2038	371,459	410,717
FNMA	5.50	11-1-2038	747,036	825,168
FNMA	5.50	11-1-2038	835,432	923,021
FNMA	5.50	1-1-2039	581,601	642,920
FNMA	5.50	2-1-2039	2,716,393	3,009,899
FNMA	5.50	5-1-2039	545,158	602,014
FNMA	5.50	6-1-2039	1,207,501	1,334,823
FNMA	5.50	12-1-2039	14,072	15,518
FNMA	5.50	6-1-2040	21,128	23,408
FNMA	5.50	9-1-2040	261,380	288,814
FNMA	5.50	2-1-2041	339,044	373,769
FNMA %%	5.50	3-1-2044	2,500,000	2,757,422
FNMA	5.63	7-15-2037	150,000	186,579
FNMA	6.00	4-1-2014	11	12
FNMA	6.00	7-1-2016	8,544	8,895
FNMA	6.00	9-1-2016	4,714	4,930
FNMA	6.00	11-1-2017	1,116	1,123
FNMA	6.00	11-1-2017	231,039	246,327
FNMA	6.00	1-1-2018	90,715	96,172
FNMA	6.00	1-1-2018	62,290	66,469
FNMA	6.00	5-1-2021	185,132	203,089
FNMA	6.00	5-1-2021	183,760	203,601
FNMA	6.00	9-1-2021	83,809	90,871
FNMA	6.00	8-1-2022	64,672	70,128
FNMA	6.00	10-1-2022	144,345	159,373
FNMA	6.00	2-1-2023	30,991	32,962
FNMA	6.00	7-1-2023	257,421	284,129

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-2023	$105,095	$118,613
FNMA	6.00	11-1-2023	68,701	74,956
FNMA	6.00	12-1-2023	115,351	120,622
FNMA	6.00	9-1-2024	10,616	11,508
FNMA	6.00	11-1-2033	41,220	46,294
FNMA	6.00	8-1-2034	159,547	179,401
FNMA	6.00	9-1-2034	104,868	116,696
FNMA	6.00	10-1-2034	179,181	201,488
FNMA	6.00	11-1-2034	177,675	199,864
FNMA	6.00	3-1-2035	81,644	90,868
FNMA	6.00	1-1-2036	539,773	602,197
FNMA	6.00	3-1-2036	44,497	49,571
FNMA	6.00	4-18-2036	500,000	548,954
FNMA	6.00	9-1-2036	5,767	6,410
FNMA	6.00	9-1-2036	171,952	191,954
FNMA	6.00	9-1-2036	112,018	124,654
FNMA	6.00	11-1-2036	1,420,186	1,580,939
FNMA	6.00	1-1-2037	744,974	830,403
FNMA	6.00	2-1-2037	2,128,025	2,369,042
FNMA	6.00	2-1-2037	3,452	3,843
FNMA	6.00	3-1-2037	330,039	366,692
FNMA	6.00	4-1-2037	15,500	17,243
FNMA	6.00	5-1-2037	743,995	827,296
FNMA	6.00	5-1-2037	8,813	9,792
FNMA	6.00	6-1-2037	14,443	16,068
FNMA	6.00	7-1-2037	1,161,450	1,293,744
FNMA	6.00	8-1-2037	220,896	248,260
FNMA	6.00	8-1-2037	57,367	63,737
FNMA	6.00	8-1-2037	7,201	8,003
FNMA	6.00	8-1-2037	916,552	1,019,640
FNMA	6.00	9-1-2037	59,885	66,536
FNMA	6.00	9-1-2037	526,568	586,068
FNMA	6.00	9-1-2037	40,840	45,402
FNMA	6.00	9-1-2037	72,478	80,530
FNMA	6.00	9-1-2037	104,429	116,190
FNMA	6.00	9-1-2037	86,315	96,165
FNMA	6.00	9-1-2037	60,247	66,938
FNMA	6.00	9-1-2037	6,791	7,545
FNMA	6.00	9-1-2037	50,459	56,062
FNMA	6.00	10-1-2037	1,582,254	1,759,503
FNMA	6.00	10-1-2037	615,452	684,506
FNMA	6.00	10-1-2037	55,841	62,094
FNMA	6.00	10-1-2037	148,182	164,966
FNMA	6.00	10-1-2037	5,411	6,016
FNMA	6.00	10-1-2037	487,885	544,345
FNMA	6.00	10-1-2037	2,241	2,490
FNMA	6.00	11-1-2037	51,438	57,310
FNMA	6.00	11-1-2037	35,576	39,527
FNMA	6.00	11-1-2037	24,530	27,270
FNMA	6.00	11-1-2037	8,691	9,659

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2037	$10,316	$11,461
FNMA	6.00	12-1-2037	35,382	39,311
FNMA	6.00	1-1-2038	51,046	56,715
FNMA	6.00	1-1-2038	37,178	41,307
FNMA	6.00	1-1-2038	463,357	514,815
FNMA	6.00	2-1-2038	145,096	161,408
FNMA	6.00	2-1-2038	30,933	34,369
FNMA	6.00	2-1-2038	1,065	1,184
FNMA	6.00	2-1-2038	135,940	152,061
FNMA	6.00	6-1-2038	37,873	42,098
FNMA	6.00	7-1-2038	360,697	400,754
FNMA	6.00	7-1-2038	112,917	125,458
FNMA	6.00	7-1-2038	9,936	11,074
FNMA	6.00	7-1-2038	228,828	254,405
FNMA	6.00	7-1-2038	7,823	8,698
FNMA	6.00	8-1-2038	62,577	69,527
FNMA	6.00	8-1-2038	69,917	77,706
FNMA	6.00	8-1-2038	27,282	30,312
FNMA	6.00	8-1-2038	1,779	1,980
FNMA	6.00	8-1-2038	10,920	12,135
FNMA	6.00	8-1-2038	49,561	55,082
FNMA	6.00	9-1-2038	61,130	67,920
FNMA	6.00	9-1-2038	27,326	30,396
FNMA	6.00	9-1-2038	56,745	63,047
FNMA	6.00	9-1-2038	74,616	82,902
FNMA	6.00	9-1-2038	51,293	56,989
FNMA	6.00	9-1-2038	41,224	45,844
FNMA	6.00	9-1-2038	35,105	39,006
FNMA	6.00	9-1-2038	26,355	29,282
FNMA	6.00	9-1-2038	11,788	13,101
FNMA	6.00	9-1-2038	3,355	3,728
FNMA	6.00	9-1-2038	100,918	112,125
FNMA	6.00	9-1-2038	4,702	5,224
FNMA	6.00	9-1-2038	15,433	17,211
FNMA	6.00	10-1-2038	37,991	42,223
FNMA	6.00	10-1-2038	21,070	23,411
FNMA	6.00	10-1-2038	44,812	49,893
FNMA	6.00	10-1-2038	91,115	101,234
FNMA	6.00	11-1-2038	32,700	36,372
FNMA	6.00	11-1-2038	52,139	57,929
FNMA	6.00	11-1-2038	575,752	639,736
FNMA	6.00	11-1-2038	45,022	50,035
FNMA	6.00	11-1-2038	31,526	35,027
FNMA	6.00	11-1-2038	7,532	8,376
FNMA	6.00	12-1-2038	47,834	53,187
FNMA	6.00	12-1-2038	72,997	81,129
FNMA	6.00	12-1-2038	69,129	76,830
FNMA	6.00	1-1-2039	30,025	33,360
FNMA	6.00	1-1-2039	60,996	67,839
FNMA	6.00	2-1-2039	80,432	89,364

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	3-1-2039	$11,525	$12,853
FNMA	6.00	4-1-2039	124,347	138,156
FNMA	6.00	9-1-2039	195,528	217,578
FNMA	6.00	9-1-2039	3,007	3,342
FNMA	6.00	10-1-2039	3,258,855	3,632,986
FNMA	6.00	4-1-2040	3,960,970	4,405,299
FNMA	6.00	6-1-2040	23,793	26,441
FNMA	6.21	8-6-2038	200,000	264,771
FNMA	6.25	5-15-2029	500,000	651,238
FNMA	6.50	8-1-2015	785	789
FNMA	6.50	6-1-2036	45,961	51,471
FNMA	6.50	7-1-2036	244,115	272,934
FNMA	6.50	9-1-2036	111,204	125,639
FNMA	6.50	9-1-2036	13,279	14,866
FNMA	6.50	9-1-2036	7,563	8,458
FNMA	6.50	12-1-2036	451,318	505,218
FNMA	6.50	3-1-2037	16,833	18,842
FNMA	6.50	4-1-2037	30,635	34,288
FNMA	6.50	5-1-2037	2,004	2,241
FNMA	6.50	5-1-2037	70,062	78,502
FNMA	6.50	6-1-2037	127,257	143,569
FNMA	6.50	6-1-2037	269,684	301,865
FNMA	6.50	8-1-2037	45,338	50,679
FNMA	6.50	9-1-2037	713,586	801,883
FNMA	6.50	9-1-2037	3,671	4,104
FNMA	6.50	9-1-2037	583,760	653,575
FNMA	6.50	10-1-2037	74,199	82,977
FNMA	6.50	10-1-2037	1,419,987	1,587,248
FNMA	6.50	10-1-2037	4,319	4,835
FNMA	6.50	10-1-2037	243,897	272,631
FNMA	6.50	11-1-2037	318,283	355,774
FNMA	6.50	11-1-2037	12,498	13,970
FNMA	6.50	11-1-2037	108,058	123,095
FNMA	6.50	1-1-2038	246,124	275,310
FNMA	6.50	1-1-2038	47,275	52,867
FNMA	6.50	3-1-2038	12,767	14,271
FNMA	6.50	7-1-2038	12,977	14,540
FNMA	6.50	9-1-2038	16,429	18,372
FNMA	6.50	9-1-2038	6,511	7,289
FNMA	6.50	9-1-2038	116,238	129,952
FNMA	6.50	10-1-2038	77,384	86,542
FNMA	6.50	1-1-2039	774,397	866,218
FNMA	6.50	2-1-2039	108,916	121,746
FNMA	6.50	6-1-2039	52,485	58,684
FNMA	6.50	10-1-2039	589,566	659,338
FNMA	6.50	10-1-2039	1,484,555	1,659,899
FNMA	6.50	5-1-2040	444,130	496,572
FNMA	6.63	11-15-2030	1,300,000	1,770,324
FNMA	7.00	8-1-2037	41,665	46,054
FNMA	7.00	10-1-2038	4,353	4,996

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	7.13%	1-15-2030	$500,000	$705,544
FNMA	7.25	5-15-2030	1,300,000	1,858,350
GNMA	3.00	9-15-2042	4,269,102	4,236,554
GNMA	3.00	9-15-2042	349,867	347,200
GNMA	3.00	9-20-2042	9,110,955	9,048,229
GNMA	3.00	11-15-2042	9,261,148	9,190,538
GNMA	3.00	11-20-2042	4,609,039	4,577,360
GNMA	3.00	12-20-2042	1,956,173	1,942,704
GNMA	3.00	1-20-2043	9,391,386	9,326,736
GNMA	3.00	2-20-2043	9,573,930	9,510,541
GNMA	3.00	3-15-2043	1,882,930	1,868,574
GNMA	3.00	3-15-2043	1,812,852	1,799,030
GNMA	3.00	3-20-2043	7,130,502	7,081,362
GNMA	3.00	3-20-2043	2,880,838	2,861,757
GNMA	3.00	4-20-2043	1,905,789	1,892,649
GNMA	3.00	6-15-2043	829,024	822,704
GNMA	3.00	8-20-2043	4,913,464	4,879,351
GNMA	3.00	9-15-2043	341,311	338,708
GNMA %%	3.00	3-1-2044	1,000,000	990,430
GNMA	3.50	12-15-2040	597,002	616,564
GNMA	3.50	1-15-2041	540,358	557,082
GNMA	3.50	10-15-2041	3,298,102	3,400,175
GNMA	3.50	2-15-2042	7,441,149	7,671,446
GNMA	3.50	3-20-2042	2,321,789	2,394,435
GNMA	3.50	4-20-2042	1,571,906	1,621,094
GNMA	3.50	5-15-2042	3,824,211	3,942,567
GNMA	3.50	5-15-2042	1,986,204	2,047,676
GNMA	3.50	6-15-2042	11,291,167	11,640,619
GNMA	3.50	6-20-2042	2,490,911	2,568,848
GNMA	3.50	7-15-2042	3,714,062	3,829,009
GNMA	3.50	10-20-2042	4,343,292	4,479,188
GNMA	3.50	3-20-2043	4,768,371	4,917,567
GNMA	3.50	4-15-2043	7,772,914	8,013,479
GNMA	3.50	4-20-2043	19,744,470	20,362,248
GNMA	3.50	10-20-2043	4,943,085	5,097,807
GNMA	3.50	1-20-2044	4,990,157	5,148,197
GNMA	4.00	6-15-2039	377,077	400,420
GNMA	4.00	7-15-2039	140,834	149,553
GNMA	4.00	7-15-2039	553,156	587,399
GNMA	4.00	8-15-2040	5,252,796	5,577,971
GNMA	4.00	9-15-2040	7,532,637	8,011,460
GNMA	4.00	10-15-2040	2,189,123	2,330,096
GNMA	4.00	12-15-2040	3,736,781	3,982,683
GNMA	4.00	1-15-2041	3,759,605	4,006,387
GNMA	4.00	1-15-2041	1,508,652	1,607,055
GNMA	4.00	7-15-2041	1,306,220	1,387,503
GNMA	4.00	10-20-2041	2,155,393	2,289,799
GNMA	4.00	11-20-2041	5,911,343	6,277,208
GNMA	4.00	2-20-2042	1,449,854	1,539,341
GNMA	4.00	4-20-2042	6,286,757	6,675,237

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	5-20-2042	$4,917,321	$5,221,382
GNMA	4.00	3-20-2043	1,709,708	1,815,362
GNMA	4.00	8-20-2043	8,786,605	9,327,849
GNMA %%	4.00	1-1-2044	1,000,000	1,060,117
GNMA	4.50	3-15-2037	65,770	71,503
GNMA	4.50	3-15-2038	51,942	56,424
GNMA	4.50	3-15-2039	618,455	671,506
GNMA	4.50	3-15-2039	12,653,384	13,746,686
GNMA	4.50	4-15-2039	748,769	813,568
GNMA	4.50	5-15-2039	1,169,422	1,278,702
GNMA	4.50	6-15-2039	848,880	922,446
GNMA	4.50	6-15-2039	424,243	461,113
GNMA	4.50	7-15-2039	1,680,775	1,826,361
GNMA	4.50	7-15-2039	871,885	947,592
GNMA	4.50	9-15-2039	2,588,690	2,813,700
GNMA	4.50	9-15-2039	810,197	880,490
GNMA	4.50	10-15-2039	1,276,818	1,387,621
GNMA	4.50	12-15-2039	1,205,412	1,318,200
GNMA	4.50	1-15-2040	1,618,193	1,759,195
GNMA	4.50	4-15-2040	165,664	180,061
GNMA	4.50	5-15-2040	2,526,753	2,765,906
GNMA	4.50	5-15-2040	3,393,821	3,710,365
GNMA	4.50	5-15-2040	50,444	55,065
GNMA	4.50	6-15-2040	1,546,095	1,690,441
GNMA	4.50	6-15-2040	169,989	184,436
GNMA	4.50	6-15-2040	837,898	910,884
GNMA	4.50	7-15-2040	4,153,736	4,516,690
GNMA	4.50	9-15-2040	616,690	670,144
GNMA	4.50	9-15-2040	151,712	164,893
GNMA	4.50	9-15-2040	600,505	652,220
GNMA	4.50	10-15-2040	91,212	99,088
GNMA	4.50	10-15-2040	40,440	43,936
GNMA	4.50	11-15-2040	2,782,404	3,021,004
GNMA	4.50	11-15-2040	31,472	34,156
GNMA	4.50	12-15-2040	104,506	113,481
GNMA	4.50	2-15-2041	1,750,314	1,913,682
GNMA	4.50	3-15-2041	153,883	167,235
GNMA	4.50	3-15-2041	100,754	109,440
GNMA	4.50	4-15-2041	222,490	241,667
GNMA	4.50	4-15-2041	1,917,372	2,084,558
GNMA	4.50	4-15-2041	323,060	352,659
GNMA	4.50	5-15-2041	55,572	60,441
GNMA	4.50	6-15-2041	2,516,221	2,736,891
GNMA	4.50	6-15-2041	174,764	189,857
GNMA	4.50	6-15-2041	258,130	280,912
GNMA	4.50	6-15-2041	1,485,178	1,615,172
GNMA	4.50	7-15-2041	3,048,024	3,314,888
GNMA	4.50	7-15-2041	198,704	216,106
GNMA	4.50	7-20-2041	1,838,832	2,001,767
GNMA	4.50	10-15-2041	279,276	303,423

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	10-15-2041	$133,513	$145,170
GNMA	4.50	10-15-2041	175,878	191,030
GNMA	4.50	11-20-2041	1,686,550	1,834,703
GNMA	4.50	12-20-2043	7,459,253	8,119,134
GNMA	5.00	3-15-2035	511,911	568,431
GNMA	5.00	5-15-2038	2,416,417	2,657,367
GNMA	5.00	8-15-2038	12,804	14,095
GNMA	5.00	8-15-2038	1,618,112	1,783,540
GNMA	5.00	8-15-2038	301,520	332,348
GNMA	5.00	12-15-2038	714,119	785,455
GNMA	5.00	3-15-2039	1,129,980	1,242,323
GNMA	5.00	3-15-2039	126,415	138,975
GNMA	5.00	3-15-2039	1,755,428	1,929,156
GNMA	5.00	5-15-2039	408,044	449,209
GNMA	5.00	6-15-2039	2,484,534	2,732,153
GNMA	5.00	7-15-2039	56,676	62,517
GNMA	5.00	9-15-2039	6,250,293	6,925,879
GNMA	5.00	11-15-2039	1,546,390	1,713,145
GNMA	5.00	1-15-2040	2,600,452	2,881,407
GNMA	5.00	2-15-2040	1,537,184	1,702,535
GNMA	5.00	3-15-2040	4,743,083	5,239,117
GNMA	5.00	5-15-2040	2,042,654	2,256,712
GNMA	5.00	7-15-2040	5,565	6,127
GNMA	5.00	7-15-2040	1,735,144	1,921,086
GNMA	5.00	12-15-2040	1,391,666	1,537,893
GNMA	5.00	9-15-2041	237,623	263,377
GNMA	5.00	10-15-2041	775,601	853,708
GNMA	5.00	5-20-2042	2,735,480	3,007,258
GNMA	5.50	9-15-2034	258,788	289,719
GNMA	5.50	11-15-2035	365,694	407,656
GNMA	5.50	12-15-2035	359,213	399,227
GNMA	5.50	2-15-2036	166,289	185,447
GNMA	5.50	3-15-2036	302,579	338,270
GNMA	5.50	5-15-2036	5,931	6,601
GNMA	5.50	5-15-2036	65,027	72,366
GNMA	5.50	2-15-2037	126,576	140,249
GNMA	5.50	6-15-2037	5,989	6,635
GNMA	5.50	8-15-2037	94,755	105,030
GNMA	5.50	2-15-2038	306,824	340,105
GNMA	5.50	2-15-2038	630,794	699,968
GNMA	5.50	3-15-2038	110,174	122,113
GNMA	5.50	3-15-2038	18,695	20,745
GNMA	5.50	4-15-2038	220,263	244,136
GNMA	5.50	5-15-2038	302,834	335,583
GNMA	5.50	5-15-2038	562,793	623,897
GNMA	5.50	6-15-2038	32,321	35,831
GNMA	5.50	6-15-2038	69,350	76,955
GNMA	5.50	6-15-2038	258,269	286,160
GNMA	5.50	7-15-2038	513,184	568,951
GNMA	5.50	8-15-2038	50,970	56,511

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	8-15-2038	$400,751	$444,289
GNMA	5.50	8-15-2038	2,299,143	2,552,305
GNMA	5.50	9-15-2038	102,243	114,253
GNMA	5.50	9-15-2038	106,708	118,409
GNMA	5.50	9-15-2038	1,591,197	1,765,739
GNMA	5.50	10-15-2038	714,086	791,643
GNMA	5.50	10-15-2038	112,430	124,603
GNMA	5.50	11-15-2038	52,238	57,965
GNMA	5.50	11-15-2038	114,397	126,705
GNMA	5.50	11-15-2038	366,718	406,531
GNMA	5.50	11-15-2038	359,635	398,675
GNMA	5.50	12-15-2038	441,860	489,835
GNMA	5.50	12-15-2038	71,904	79,790
GNMA	5.50	12-15-2038	396,358	439,267
GNMA	5.50	1-15-2039	143,778	159,398
GNMA	5.50	1-15-2039	90,534	100,358
GNMA	5.50	7-15-2039	37,459	41,455
GNMA	5.50	7-15-2039	233,157	258,651
GNMA	5.50	8-15-2039	97,755	108,330
GNMA	5.50	10-15-2039	1,578,799	1,751,431
GNMA	5.50	2-15-2040	97,182	107,531
GNMA	5.50	2-15-2040	49,143	54,483
GNMA	5.50	3-15-2040	91,106	100,951
GNMA	5.50	3-15-2040	231,181	256,004
GNMA	5.50	3-15-2040	93,702	103,916
GNMA	5.50	3-15-2040	732,908	812,814
GNMA	5.50	7-15-2040	46,807	51,858
GNMA	5.50	12-15-2040	120,201	133,309
GNMA	5.50	2-15-2041	133,653	147,897
GNMA	5.50	4-15-2041	592,667	657,865
GNMA	6.00	12-15-2031	22,194	24,831
GNMA	6.00	6-15-2036	294,035	337,882
GNMA	6.00	8-15-2036	10,301	11,521
GNMA	6.00	1-15-2037	919,323	1,028,436
GNMA	6.00	5-15-2037	8,532	9,551
GNMA	6.00	5-15-2037	56,948	63,709
GNMA	6.00	5-15-2037	262,476	293,602
GNMA	6.00	6-15-2037	99,799	114,459
GNMA	6.00	6-15-2037	27,958	31,310
GNMA	6.00	7-15-2037	50,792	56,814
GNMA	6.00	8-15-2037	9,813	10,965
GNMA	6.00	8-15-2037	92,679	103,648
GNMA	6.00	8-15-2037	349,226	390,681
GNMA	6.00	1-15-2038	4,162	4,655
GNMA	6.00	1-15-2038	406,222	454,333
GNMA	6.00	2-15-2038	8,531	9,540
GNMA	6.00	7-15-2038	620,569	694,959
GNMA	6.00	8-15-2038	687,923	769,616
GNMA	6.00	8-15-2038	317,106	354,884
GNMA	6.00	8-15-2038	223,279	250,062

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	9-15-2038	$690,693	$773,136
GNMA	6.00	9-15-2038	8,085	9,049
GNMA	6.00	9-15-2038	3,783	4,232
GNMA	6.00	9-15-2038	5,700	6,380
GNMA	6.00	9-15-2038	282,091	315,917
GNMA	6.00	10-15-2038	433,540	485,255
GNMA	6.00	10-15-2038	66,016	73,895
GNMA	6.00	10-15-2038	83,446	93,395
GNMA	6.00	10-15-2038	154,108	172,310
GNMA	6.00	10-15-2038	71,936	80,513
GNMA	6.00	10-15-2038	342,395	383,213
GNMA	6.00	10-15-2038	24,155	27,035
GNMA	6.00	11-15-2038	94,641	105,941
GNMA	6.00	11-15-2038	346,167	387,306
GNMA	6.00	12-15-2038	8,378	9,377
GNMA	6.00	12-15-2038	532,867	611,244
GNMA	6.00	1-15-2039	5,548	6,208
GNMA	6.00	1-15-2039	183,589	205,521
GNMA	6.00	2-15-2039	4,746	5,308
GNMA	6.00	2-15-2039	389,669	435,756
GNMA	6.00	6-15-2039	14,806	16,565
GNMA	6.00	8-15-2039	8,622	9,627
GNMA	6.00	8-15-2039	42,462	48,060
GNMA	6.00	10-15-2039	47,590	53,473
GNMA	6.00	11-15-2039	4,793	5,368
GNMA	6.00	12-15-2039	478,836	536,294
GNMA	6.00	3-15-2040	2,123	2,373
GNMA	6.00	3-15-2040	7,091	7,933
GNMA	6.00	12-15-2040	362,804	405,815
GNMA	6.00	6-15-2041	1,362,032	1,518,312
GNMA	6.00	6-15-2041	181,318	202,132
GNMA	6.00	6-15-2041	909,204	1,013,526
GNMA	6.50	11-15-2023	707	797
GNMA	6.50	12-15-2023	826	931
GNMA	6.50	10-15-2031	156,593	182,611
GNMA	6.50	3-15-2034	210,696	237,849
GNMA	6.50	9-15-2036	142,385	160,493
GNMA	6.50	9-15-2036	58,513	65,955
GNMA	6.50	10-15-2036	56,746	64,042
GNMA	6.50	12-15-2036	25,865	29,179
GNMA	6.50	2-15-2037	28,704	32,391
GNMA	6.50	12-15-2037	72,403	81,707
GNMA	6.50	1-15-2038	288,346	341,432
GNMA	6.50	4-15-2038	49,629	58,849
GNMA	6.50	5-15-2038	63,429	71,594
GNMA	6.50	5-15-2038	13,315	15,787
GNMA	6.50	8-15-2038	25,385	28,653
GNMA	6.50	8-15-2038	120,821	136,187
GNMA	6.50	8-15-2038	60,772	68,501
GNMA	6.50	9-15-2038	122,883	138,511

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	9-15-2038	$284,800	$322,492
GNMA	6.50	10-15-2038	98,663	114,068
GNMA	6.50	10-15-2038	154,810	175,214
GNMA	6.50	10-15-2038	1,491,536	1,681,224
GNMA	6.50	11-15-2038	55,234	62,258
GNMA	6.50	11-15-2038	3,719	4,192
GNMA	6.50	12-15-2038	93,858	105,958
GNMA	6.50	2-15-2039	2,623	2,960
GNMA	6.50	5-15-2040	234,342	264,583
GNMA	6.50	7-15-2040	187,207	211,728
GNMA	6.50	7-15-2040	814,253	930,244
GNMA	7.00	3-15-2037	17,575	19,333
TVA	3.50	12-15-2042	150,000	127,195
TVA	3.88	2-15-2021	1,320,000	1,435,014
TVA	4.50	4-1-2018	200,000	223,278
TVA	4.65	6-15-2035	200,000	209,949
TVA	4.88	1-15-2048	200,000	207,951
TVA	5.25	9-15-2039	400,000	451,781
TVA	5.50	7-18-2017	650,000	745,367
TVA	5.88	4-1-2036	300,000	366,599
TVA	6.15	1-15-2038	400,000	499,954

Total Agency Securities (Cost $1,558,248,284)				1,577,269,478

Corporate Bonds and Notes: 21.23%

Consumer Discretionary: 1.94%

Auto Components: 0.02%
BorgWarner Incorporated	4.63	9-15-2020	100,000	105,617
Johnson Controls Incorporated	3.75	12-1-2021	500,000	515,666
Johnson Controls Incorporated	4.25	3-1-2021	120,000	127,643
Johnson Controls Incorporated	5.00	3-30-2020	100,000	112,259
Johnson Controls Incorporated	5.50	1-15-2016	250,000	271,168
Johnson Controls Incorporated	5.70	3-1-2041	240,000	269,941

				1,402,294

Automobiles: 0.04%
Ford Motor Company	4.75	1-15-2043	1,000,000	967,181
Ford Motor Company	6.63	10-1-2028	200,000	232,328
Ford Motor Company	7.45	7-16-2031	1,000,000	1,285,487

				2,484,996

Diversified Consumer Services: 0.04%
Cornell University	5.45	2-1-2019	100,000	115,839
Dartmouth College	4.75	6-1-2019	75,000	84,650
President & Fellows of Harvard College	4.88	10-15-2040	300,000	324,434
Princeton University	5.70	3-1-2039	500,000	601,788
Stanford University	4.75	5-1-2019	500,000	564,672
University of Pennsylvania	4.67	9-1-2112	500,000	469,066
Vanderbilt University	5.25	4-1-2019	250,000	285,886

				2,446,335

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.17%
Brinker International Incorporated	3.88%	5-15-2023	$150,000	$140,043
Carnival Corporation	1.88	12-15-2017	200,000	199,992
Carnival Corporation	3.95	10-15-2020	267,000	274,983
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	445,685
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	118,814
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	21,646
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	150,995
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	105,966
International Game Technology	5.50	6-15-2020	250,000	273,670
Marriott International Incorporated	3.00	3-1-2019	200,000	206,346
Marriott International Incorporated	3.38	10-15-2020	167,000	170,797
Marriott International Incorporated	5.81	11-10-2015	425,000	459,712
McDonald’s Corporation	2.63	1-15-2022	1,000,000	977,002
McDonald’s Corporation	3.50	7-15-2020	200,000	213,025
McDonald’s Corporation	3.63	5-20-2021	100,000	105,652
McDonald’s Corporation	3.70	2-15-2042	500,000	453,376
McDonald’s Corporation	5.35	3-1-2018	400,000	457,240
McDonald’s Corporation	5.80	10-15-2017	100,000	115,877
McDonald’s Corporation	6.30	10-15-2037	300,000	380,850
McDonald’s Corporation	6.30	3-1-2038	600,000	764,234
Starbucks Corporation	0.88	12-5-2016	200,000	199,857
Starbucks Corporation	2.00	12-5-2018	250,000	250,776
Starbucks Corporation	6.25	8-15-2017	500,000	582,075
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	212,801
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,024,535
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	506,780
Yum! Brands Incorporated	3.88	11-1-2023	250,000	249,996
Yum! Brands Incorporated	5.30	9-15-2019	250,000	281,937
Yum! Brands Incorporated	5.35	11-1-2043	100,000	104,158
Yum! Brands Incorporated	6.25	3-15-2018	130,000	150,350
Yum! Brands Incorporated	6.88	11-15-2037	32,000	38,582

				9,637,752

Household Durables: 0.04%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	98,162
MDC Holdings Incorporated	5.38	7-1-2015	65,000	67,600
MDC Holdings Incorporated	5.50	1-15-2024	334,000	341,030
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	97,750
Mohawk Industries Incorporated	6.13	1-15-2016	500,000	542,500
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	101,339
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	215,050
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	190,212
Tupperware Brands Corporation	4.75	6-1-2021	250,000	258,178
Whirlpool Corporation	4.00	3-1-2024	125,000	126,182
Whirlpool Corporation	4.70	6-1-2022	200,000	213,573
Whirlpool Corporation	4.85	6-15-2021	100,000	108,571

				2,360,147

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Internet & Catalog Retail: 0.05%
Amazon.com Incorporated	0.65%	11-27-2015	$500,000	$500,676
Amazon.com Incorporated	1.20	11-29-2017	350,000	347,135
Amazon.com Incorporated	2.50	11-29-2022	500,000	466,782
Expedia Incorporated	5.95	8-15-2020	600,000	670,204
QVC Incorporated	4.38	3-15-2023	300,000	292,143
QVC Incorporated	5.13	7-2-2022	200,000	203,378
QVC Incorporated	5.95	3-15-2043	125,000	121,061

				2,601,379

Leisure Products: 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	174,633
Mattel Incorporated	1.70	3-15-2018	125,000	124,131
Mattel Incorporated	2.50	11-1-2016	280,000	290,220
Mattel Incorporated	3.15	3-15-2023	100,000	95,850
Mattel Incorporated	4.35	10-1-2020	100,000	106,035
Mattel Incorporated	6.20	10-1-2040	100,000	114,709

				905,578

Media: 1.14%
CBS Corporation	1.95	7-1-2017	200,000	203,062
CBS Corporation	4.63	5-15-2018	180,000	197,924
CBS Corporation	4.85	7-1-2042	200,000	191,244
CBS Corporation	7.88	7-30-2030	600,000	781,540
CBS Corporation	8.88	5-15-2019	500,000	645,020
Comcast Corporation	3.13	7-15-2022	500,000	495,635
Comcast Corporation	3.60	3-1-2024	500,000	503,981
Comcast Corporation	4.65	7-15-2042	548,000	547,558
Comcast Corporation	4.75	3-1-2044	375,000	381,342
Comcast Corporation	4.95	6-15-2016	350,000	382,456
Comcast Corporation	5.15	3-1-2020	500,000	571,181
Comcast Corporation	5.70	5-15-2018	500,000	578,426
Comcast Corporation	5.70	7-1-2019	1,000,000	1,170,461
Comcast Corporation	5.85	11-15-2015	500,000	544,172
Comcast Corporation	5.88	2-15-2018	75,000	86,927
Comcast Corporation	5.90	3-15-2016	975,000	1,074,166
Comcast Corporation	6.30	11-15-2017	500,000	587,391
Comcast Corporation	6.40	3-1-2040	500,000	615,950
Comcast Corporation	6.45	3-15-2037	900,000	1,107,769
Comcast Corporation	6.50	11-15-2035	550,000	680,704
Comcast Corporation	6.55	7-1-2039	650,000	818,442
Comcast Corporation	6.95	8-15-2037	400,000	519,900
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,028,166
DIRECTV Holdings LLC	3.55	3-15-2015	285,000	293,091
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	494,380
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	369,025
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	755,378
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	471,399
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	363,637
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,147,046

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	6.00%	8-15-2040	$400,000	$415,446
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	156,568
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	542,951
Discovery Communications LLC	3.30	5-15-2022	250,000	244,454
Discovery Communications LLC	3.70	6-1-2015	250,000	259,356
Discovery Communications LLC	4.38	6-15-2021	300,000	319,607
Discovery Communications LLC	4.95	5-15-2042	250,000	244,963
Discovery Communications LLC	5.05	6-1-2020	750,000	835,049
Discovery Communications LLC	5.63	8-15-2019	250,000	286,109
Discovery Communications LLC	6.35	6-1-2040	250,000	289,903
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	996,272
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	275,396
NBCUniversal Media LLC	2.88	4-1-2016	500,000	520,949
NBCUniversal Media LLC	2.88	1-15-2023	500,000	480,989
NBCUniversal Media LLC	3.65	4-30-2015	300,000	310,949
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,630,053
NBCUniversal Media LLC	4.45	1-15-2043	500,000	483,034
NBCUniversal Media LLC	5.95	4-1-2041	500,000	588,737
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,222,307
News America Incorporated	3.00	9-15-2022	375,000	361,687
News America Incorporated	4.50	2-15-2021	500,000	545,230
News America Incorporated	6.15	2-15-2041	735,000	852,732
News America Incorporated	6.40	12-15-2035	750,000	892,219
News America Incorporated	6.65	11-15-2037	600,000	727,487
News America Incorporated	6.90	3-1-2019	1,300,000	1,580,332
News America Incorporated	6.90	8-15-2039	500,000	623,720
News America Incorporated	8.15	10-17-2036	250,000	332,159
Omnicom Group Incorporated	3.63	5-1-2022	250,000	249,472
Omnicom Group Incorporated	4.45	8-15-2020	90,000	97,211
Omnicom Group Incorporated	5.90	4-15-2016	500,000	550,148
Omnicom Group Incorporated	6.25	7-15-2019	650,000	762,656
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	479,141
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	635,656
TCI Communications Incorporated	7.13	2-15-2028	350,000	446,711
TCI Communications Incorporated	8.75	8-1-2015	500,000	556,786
Thompson Reuters Corporation	4.30	11-23-2023	300,000	308,274
Thompson Reuters Corporation	5.65	11-23-2043	200,000	211,490
Thompson Reuters Corporation	5.85	4-15-2040	134,000	143,462
Thompson Reuters Corporation	6.50	7-15-2018	500,000	582,356
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	779,292
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	310,122
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	522,729
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	546,618
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	272,691
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	555,710
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	588,850
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	311,077
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	565,525
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	343,705
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	579,458
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	966,345
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	884,168

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	6.75%	6-15-2039	$500,000	$593,620
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	999,956
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,087,368
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	818,507
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	328,748
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	898,285
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	341,032
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	409,241
Time Warner Incorporated	3.15	7-15-2015	400,000	413,797
Time Warner Incorporated	3.40	6-15-2022	100,000	99,534
Time Warner Incorporated	4.75	3-29-2021	500,000	550,163
Time Warner Incorporated	4.90	6-15-2042	51,000	49,965
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,689,561
Time Warner Incorporated	5.88	11-15-2040	250,000	269,831
Time Warner Incorporated	6.10	7-15-2040	400,000	457,937
Time Warner Incorporated	6.25	3-29-2041	500,000	583,481
Time Warner Incorporated	6.50	11-15-2036	252,000	295,892
Time Warner Incorporated	7.57	2-1-2024	250,000	312,042
Time Warner Incorporated	7.70	5-1-2032	700,000	933,344
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,036,759
Viacom Incorporated	3.25	3-15-2023	200,000	191,885
Viacom Incorporated	3.50	4-1-2017	100,000	106,555
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,032,870
Viacom Incorporated	4.38	3-15-2043	552,000	488,302
Viacom Incorporated	4.50	3-1-2021	500,000	536,700
Viacom Incorporated	4.88	6-15-2043	175,000	167,628
Viacom Incorporated	5.50	5-15-2033	200,000	208,832
Viacom Incorporated	5.63	9-15-2019	150,000	171,809
Viacom Incorporated	5.85	9-1-2043	125,000	137,200
Viacom Incorporated	6.13	10-5-2017	250,000	288,052
Viacom Incorporated	6.88	4-30-2036	340,000	417,717
Walt Disney Company	0.45	12-1-2015	1,000,000	1,001,883
Walt Disney Company	1.35	8-16-2016	500,000	507,856
Walt Disney Company	2.35	12-1-2022	500,000	466,185
Walt Disney Company	2.55	2-15-2022	250,000	242,017
Walt Disney Company	2.75	8-16-2021	500,000	499,170
Walt Disney Company	4.13	12-1-2041	250,000	242,354
Walt Disney Company	4.38	8-16-2041	250,000	248,814
Walt Disney Company	5.50	3-15-2019	500,000	583,569
Walt Disney Company	5.63	9-15-2016	250,000	280,787
Walt Disney Company	7.00	3-1-2032	75,000	100,358

				65,965,290

Multiline Retail: 0.15%
Dollar General Corporation	3.25	4-15-2023	350,000	328,713
Kohl’s Corporation	3.25	2-1-2023	150,000	141,586
Kohl’s Corporation	4.75	12-15-2023	300,000	313,208
Kohl’s Corporation	6.00	1-15-2033	65,000	69,936
Kohl’s Corporation	6.25	12-15-2017	500,000	580,579
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	205,854

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Macy’s Retail Holdings Incorporated	4.38%	9-1-2023	$300,000	$312,046
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	398,469
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	605,244
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	607,190
Nordstrom Incorporated	4.00	10-15-2021	250,000	263,786
Nordstrom Incorporated	4.75	5-1-2020	135,000	150,270
Nordstrom Incorporated 144A	5.00	1-15-2044	100,000	104,170
Nordstrom Incorporated	6.25	1-15-2018	500,000	581,807
Target Corporation	2.90	1-15-2022	250,000	244,738
Target Corporation	4.00	7-1-2042	725,000	657,031
Target Corporation	5.38	5-1-2017	350,000	395,741
Target Corporation	5.88	7-15-2016	300,000	335,903
Target Corporation	6.00	1-15-2018	500,000	581,432
Target Corporation	6.35	11-1-2032	300,000	367,610
Target Corporation	6.50	10-15-2037	400,000	496,409
Target Corporation	7.00	1-15-2038	768,000	1,009,758

				8,751,480

Specialty Retail: 0.26%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	103,887
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	255,527
AutoZone Incorporated	1.30	1-13-2017	200,000	200,583
AutoZone Incorporated	2.88	1-15-2023	250,000	233,007
AutoZone Incorporated	3.13	7-15-2023	150,000	141,462
AutoZone Incorporated	4.00	11-15-2020	200,000	211,544
AutoZone Incorporated	5.50	11-15-2015	275,000	296,652
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	105,026
Gap Incorporated	5.95	4-12-2021	700,000	787,107
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,019,086
Home Depot Incorporated	2.70	4-1-2023	375,000	357,913
Home Depot Incorporated	3.75	2-15-2024	1,000,000	1,029,989
Home Depot Incorporated	3.95	9-15-2020	400,000	437,000
Home Depot Incorporated	4.20	4-1-2043	400,000	388,548
Home Depot Incorporated	4.40	4-1-2021	500,000	553,882
Home Depot Incorporated	4.88	2-15-2044	500,000	537,699
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,292,524
Home Depot Incorporated	5.40	9-15-2040	200,000	227,887
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,812,536
Home Depot Incorporated	5.95	4-1-2041	500,000	610,566
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	199,929
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	158,584
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	259,090
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	445,564
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	502,708
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	642,450
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	559,017
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	286,706
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	127,630
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	92,608
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	445,659

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated	3.80%	9-1-2022	$150,000	$148,340
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	48,417
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	160,717
Staples Incorporated «	4.38	1-12-2023	200,000	196,966
TJX Companies Incorporated	4.20	8-15-2015	250,000	262,548
TJX Companies Incorporated	6.95	4-15-2019	85,000	101,956

				15,241,314

Textiles, Apparel & Luxury Goods: 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	92,625
Nike Incorporated	3.63	5-1-2043	100,000	89,224
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,481
VF Corporation	3.50	9-1-2021	250,000	258,502
VF Corporation	5.95	11-1-2017	100,000	116,057
VF Corporation	6.45	11-1-2037	150,000	185,870

				792,759

Consumer Staples: 1.90%

Beverages: 0.53%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	228,040
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	56,589
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	292,084
Anheuser-Busch InBev Finance Company	0.80	1-15-2016	250,000	250,872
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	283,000	284,202
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	500,000	504,418
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	474,053
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	763,406
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	280,255
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	359,188
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	700,000	703,689
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	500,000	502,447
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,250,000	1,183,165
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	46,939
Anheuser-Busch InBev Worldwide Incorporated	3.63	4-15-2015	300,000	310,642
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	320,951
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	32,906
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,138,409
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,041,821
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	956,146
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,880,175
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	763,450
Beam Incorporated	1.75	6-15-2018	250,000	245,730
Beam Incorporated	1.88	5-15-2017	250,000	251,852
Brown-Forman Corporation	2.25	1-15-2023	250,000	227,533
Brown-Forman Corporation	2.50	1-15-2016	100,000	103,414
Brown-Forman Corporation	3.75	1-15-2043	100,000	88,462
Coca-Cola Company	0.75	3-13-2015	350,000	351,602
Coca-Cola Company	1.15	4-1-2018	500,000	494,284
Coca-Cola Company	1.50	11-15-2015	500,000	509,097
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,106,850
Coca-Cola Company	1.80	9-1-2016	910,000	933,716

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Coca-Cola Company	2.45%	11-1-2020	$1,000,000	$996,936
Coca-Cola Company	2.50	4-1-2023	350,000	328,073
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,046,425
Coca-Cola Company	3.20	11-1-2023	400,000	394,270
Coca-Cola Company	3.30	9-1-2021	70,000	72,279
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	102,294
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	516,819
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	107,872
Diageo Investment Corporation	2.88	5-11-2022	600,000	585,843
Diageo Investment Corporation	4.25	5-11-2042	250,000	242,987
Diageo Investment Corporation	7.45	4-15-2035	150,000	208,235
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	519,722
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	248,227
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	133,528
Fortune Brands Incorporated	5.38	1-15-2016	36,000	38,653
Molson Coors Brewing Company	5.00	5-1-2042	500,000	516,516
PepsiCo Incorporated	0.70	8-13-2015	350,000	351,247
PepsiCo Incorporated	0.70	2-26-2016	150,000	149,996
PepsiCo Incorporated	0.75	3-5-2015	300,000	301,253
PepsiCo Incorporated	1.25	8-13-2017	400,000	400,593
PepsiCo Incorporated	2.25	1-7-2019	350,000	354,108
PepsiCo Incorporated	2.50	5-10-2016	400,000	414,833
PepsiCo Incorporated	2.75	3-5-2022	370,000	359,230
PepsiCo Incorporated	2.75	3-1-2023	475,000	451,091
PepsiCo Incorporated	3.00	8-25-2021	250,000	252,764
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,029,404
PepsiCo Incorporated	3.60	8-13-2042	250,000	217,548
PepsiCo Incorporated	4.00	3-5-2042	250,000	230,406
PepsiCo Incorporated	4.50	1-15-2020	200,000	222,600
PepsiCo Incorporated	4.88	11-1-2040	325,000	341,984
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,132,633
PepsiCo Incorporated	5.50	1-15-2040	300,000	341,322
PepsiCo Incorporated	7.90	11-1-2018	500,000	631,260
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	793,831

				30,721,169

Food & Staples Retailing: 0.51%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	992,621
Costco Wholesale Corporation	1.70	12-15-2019	500,000	488,899
Costco Wholesale Corporation	5.50	3-15-2017	400,000	452,450
CVS Caremark Corporation	2.25	12-5-2018	278,000	280,337
CVS Caremark Corporation	2.75	12-1-2022	500,000	472,152
CVS Caremark Corporation	3.25	5-18-2015	250,000	258,076
CVS Caremark Corporation	4.00	12-5-2023	500,000	512,937
CVS Caremark Corporation	4.75	5-18-2020	250,000	278,778
CVS Caremark Corporation	5.30	12-5-2043	300,000	329,714
CVS Caremark Corporation	5.75	6-1-2017	400,000	456,051
CVS Caremark Corporation	5.75	5-15-2041	300,000	346,789
CVS Caremark Corporation	6.13	8-15-2016	250,000	279,691
CVS Caremark Corporation	6.13	9-15-2039	700,000	838,582

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
CVS Caremark Corporation	6.25%	6-1-2027	$515,000	$623,994
Delhaize America Incorporated	9.00	4-15-2031	500,000	631,823
Safeway Incorporated	4.75	12-1-2021	500,000	499,174
Safeway Incorporated	5.00	8-15-2019	750,000	776,698
Safeway Incorporated	7.25	2-1-2031	75,000	74,382
Sysco Corporation	0.55	6-12-2015	100,000	100,188
Sysco Corporation	5.25	2-12-2018	300,000	339,889
Sysco Corporation	6.63	3-17-2039	200,000	256,839
The Kroger Company	1.20	10-17-2016	200,000	200,405
The Kroger Company	2.20	1-15-2017	200,000	205,289
The Kroger Company	2.30	1-15-2019	200,000	200,447
The Kroger Company	3.30	1-15-2021	500,000	504,834
The Kroger Company	3.40	4-15-2022	250,000	250,263
The Kroger Company	3.85	8-1-2023	250,000	251,447
The Kroger Company	3.90	10-1-2015	150,000	157,319
The Kroger Company	5.00	4-15-2042	250,000	250,553
The Kroger Company	5.15	8-1-2043	150,000	154,466
The Kroger Company	6.15	1-15-2020	800,000	948,182
The Kroger Company	6.90	4-15-2038	300,000	371,291
The Kroger Company	7.50	4-1-2031	75,000	95,004
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	491,981
Wal-Mart Stores Incorporated	1.50	10-25-2015	750,000	763,942
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,281,058
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	708,080
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	154,211
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	778,606
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,173,464
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	377,329
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	548,310
Wal-Mart Stores Incorporated	4.75	10-2-2043	500,000	529,827
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	913,274
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	547,199
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,070,756
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,188,384
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	815,737
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	122,806
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,252,840
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,288,730
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	700,813
Walgreen Company	1.80	9-15-2017	400,000	405,132
Walgreen Company	3.10	9-15-2022	1,000,000	966,078
Walgreen Company	4.40	9-15-2042	500,000	472,447
Walgreen Company	5.25	1-15-2019	250,000	284,222

				29,714,790

Food Products: 0.44%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	769,912
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	580,873
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	250,001
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	387,583

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Archer-Daniels-Midland Company	5.45%	3-15-2018	$100,000	$113,952
Campbell Soup Company	2.50	8-2-2022	121,000	109,728
Campbell Soup Company	4.50	2-15-2019	285,000	314,563
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	353,149
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	124,813
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	100,231
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	475,547
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	483,502
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	332,657
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	242,057
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	604,107
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	160,496
General Mills Incorporated	0.88	1-29-2016	80,000	80,232
General Mills Incorporated	3.65	2-15-2024	250,000	252,345
General Mills Incorporated	5.20	3-17-2015	500,000	524,183
General Mills Incorporated	5.40	6-15-2040	345,000	387,108
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,167,419
General Mills Incorporated	5.70	2-15-2017	100,000	112,900
Hershey Company	2.63	5-1-2023	100,000	94,666
Hershey Company	4.13	12-1-2020	500,000	552,046
Hormel Foods Corporation	4.13	4-15-2021	100,000	106,858
Ingredion Incorporated	1.80	9-25-2017	150,000	147,625
Ingredion Incorporated	4.63	11-1-2020	300,000	323,939
J.M. Smucker Company	3.50	10-15-2021	300,000	307,362
Kellogg Company	1.13	5-15-2015	350,000	352,512
Kellogg Company	1.88	11-17-2016	500,000	509,993
Kellogg Company	3.25	5-21-2018	65,000	68,588
Kellogg Company	4.00	12-15-2020	350,000	371,530
Kellogg Company	4.15	11-15-2019	300,000	325,614
Kellogg Company	4.45	5-30-2016	300,000	322,679
Kellogg Company Series B	7.45	4-1-2031	350,000	457,969
Kraft Foods Group Incorporated	1.63	6-4-2015	400,000	405,330
Kraft Foods Group Incorporated	3.50	6-6-2022	1,350,000	1,358,170
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,593,687
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	781,949
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,426,934
Kraft Foods Group Incorporated	6.13	8-23-2018	375,000	438,332
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	586,772
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	290,800
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	464,985
Kraft Foods Group Incorporated	6.50	2-9-2040	593,000	742,129
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	620,564
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	767,300
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	128,997
McCormick & Company	3.50	9-1-2023	179,000	180,347
McCormick & Company	3.90	7-15-2021	75,000	78,536
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	276,311
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	113,951
Mondelez International	4.00	2-1-2024	700,000	710,945
Sara Lee Corporation	4.10	9-15-2020	266,000	276,184

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Tyson Foods Incorporated	4.50%	6-15-2022	$500,000	$519,288
Unilever Capital Corporation	0.45	7-30-2015	200,000	200,315
Unilever Capital Corporation	0.85	8-2-2017	500,000	492,921
Unilever Capital Corporation	2.75	2-10-2016	300,000	312,144
Unilever Capital Corporation	4.25	2-10-2021	300,000	328,121
Unilever Capital Corporation	4.80	2-15-2019	350,000	395,599
Unilever Capital Corporation	5.90	11-15-2032	300,000	381,653

				25,741,003

Household Products: 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	102,046
Clorox Company	3.05	9-15-2022	161,000	155,181
Clorox Company	5.95	10-15-2017	90,000	103,423
Colgate-Palmolive Company	1.95	2-1-2023	500,000	451,723
Colgate-Palmolive Company	2.30	5-3-2022	500,000	474,657
Colgate-Palmolive Company	2.95	11-1-2020	200,000	202,901
Colgate-Palmolive Company	5.20	11-7-2016	100,000	110,902
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	353,090
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	140,410
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	797,814
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	278,165
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	232,582
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	261,980
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	125,139
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,017,136
Procter & Gamble Company	1.80	11-15-2015	400,000	409,232
Procter & Gamble Company	3.10	8-15-2023	375,000	373,028
Procter & Gamble Company	4.70	2-15-2019	500,000	568,552
Procter & Gamble Company	4.85	12-15-2015	500,000	538,247
Procter & Gamble Company	5.50	2-1-2034	350,000	410,183
Procter & Gamble Company	5.55	3-5-2037	500,000	596,054
Procter & Gamble Company	5.80	8-15-2034	100,000	121,576

				7,824,021

Personal Products: 0.02%
Avon Products Incorporated	4.20	7-15-2018	350,000	362,110
Avon Products Incorporated	4.60	3-15-2020	118,000	120,363
Avon Products Incorporated	5.00	3-15-2023	250,000	249,732
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	237,902

				970,107

Tobacco: 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	703,427
Altria Group Incorporated	4.00	1-31-2024	89,000	89,021
Altria Group Incorporated	4.13	9-11-2015	500,000	526,170
Altria Group Incorporated	4.25	8-9-2042	500,000	441,006
Altria Group Incorporated	4.50	5-2-2043	250,000	229,659
Altria Group Incorporated	4.75	5-5-2021	500,000	546,091
Altria Group Incorporated	5.38	1-31-2044	1,250,000	1,305,041

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	9.25%	8-6-2019	$1,000,000	$1,331,109
Altria Group Incorporated	9.70	11-10-2018	355,000	472,036
Altria Group Incorporated	9.95	11-10-2038	226,000	358,532
Altria Group Incorporated	10.20	2-6-2039	161,000	261,876
Lorillard Tobacco Company	2.30	8-21-2017	100,000	102,260
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,398
Lorillard Tobacco Company	3.75	5-20-2023	500,000	472,510
Lorillard Tobacco Company	6.88	5-1-2020	250,000	294,226
Lorillard Tobacco Company	8.13	6-23-2019	155,000	193,303
Lorillard Tobacco Company	8.13	5-1-2040	250,000	318,272
Philip Morris International Incorporated	1.63	3-20-2017	500,000	507,743
Philip Morris International Incorporated	1.88	1-15-2019	250,000	249,242
Philip Morris International Incorporated	2.50	5-16-2016	500,000	520,690
Philip Morris International Incorporated	2.50	8-22-2022	250,000	233,487
Philip Morris International Incorporated	2.63	3-6-2023	175,000	162,430
Philip Morris International Incorporated	3.88	8-21-2042	250,000	219,419
Philip Morris International Incorporated	4.13	3-4-2043	300,000	272,627
Philip Morris International Incorporated	4.38	11-15-2041	500,000	476,075
Philip Morris International Incorporated	4.50	3-26-2020	750,000	831,608
Philip Morris International Incorporated	4.50	3-20-2042	500,000	484,132
Philip Morris International Incorporated	5.65	5-16-2018	1,000,000	1,156,695
Philip Morris International Incorporated	6.38	5-16-2038	600,000	735,842
Reynolds American Incorporated	4.75	11-1-2042	250,000	234,918
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,572,924
Reynolds American Incorporated	6.15	9-15-2043	125,000	141,075
Reynolds American Incorporated	7.25	6-15-2037	200,000	246,076
UST Incorporated	5.75	3-1-2018	100,000	113,486

				15,850,406

Energy: 1.72%

Energy Equipment & Services: 0.16%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	551,011
Baker Hughes Incorporated	6.88	1-15-2029	250,000	330,432
Baker Hughes Incorporated	7.50	11-15-2018	375,000	466,200
Cameron International Corporation	1.15	12-15-2016	312,000	312,329
Cameron International Corporation	4.00	12-15-2023	400,000	402,686
Cameron International Corporation	4.50	6-1-2021	200,000	212,620
Cameron International Corporation	5.13	12-15-2043	187,000	186,707
Cameron International Corporation	5.95	6-1-2041	100,000	110,620
Cameron International Corporation	7.00	7-15-2038	100,000	125,752
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	295,365
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	328,984
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	427,503
FMC Technologies Incorporated	3.45	10-1-2022	100,000	95,656
Halliburton Company	2.00	8-1-2018	500,000	505,390
Halliburton Company	3.25	11-15-2021	200,000	203,250
Halliburton Company	3.50	8-1-2023	500,000	500,987
Halliburton Company	4.50	11-15-2041	250,000	249,796
Halliburton Company	4.75	8-1-2043	250,000	259,430

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Halliburton Company	6.15%	9-15-2019	$350,000	$419,770
Halliburton Company	7.45	9-15-2039	650,000	912,308
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	954,201
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	372,336
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,363,151

				9,586,484

Oil, Gas & Consumable Fuels: 1.56%
Amerada Hess Corporation	7.13	3-15-2033	500,000	626,976
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	670,250
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	347,981
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	579,040
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,008,394
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	575,164
Apache Corporation	3.25	4-15-2022	362,000	366,908
Apache Corporation	3.63	2-1-2021	500,000	525,577
Apache Corporation	4.25	1-15-2044	250,000	234,515
Apache Corporation	4.75	4-15-2043	1,000,000	1,007,018
Apache Corporation	5.10	9-1-2040	575,000	611,011
Apache Corporation	5.25	2-1-2042	100,000	107,119
Apache Corporation	5.63	1-15-2017	380,000	427,082
Apache Corporation	6.00	1-15-2037	500,000	586,183
BJ Services Company	6.00	6-1-2018	150,000	173,668
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	89,066
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	164,929
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	109,364
Buckeye Partners LP	4.15	7-1-2023	250,000	247,043
Buckeye Partners LP	4.88	2-1-2021	560,000	587,063
Buckeye Partners LP	5.50	8-15-2019	150,000	167,348
Buckeye Partners LP	5.85	11-15-2043	200,000	209,056
Buckeye Partners LP	6.05	1-15-2018	100,000	112,240
Chevron Corporation	1.10	12-5-2017	1,000,000	997,370
Chevron Corporation	1.72	6-24-2018	2,000,000	2,010,400
Chevron Corporation	2.36	12-5-2022	750,000	705,534
Chevron Corporation	4.95	3-3-2019	500,000	573,878
ConocoPhillips Company	1.05	12-15-2017	250,000	247,924
ConocoPhillips Company	2.40	12-15-2022	500,000	471,989
ConocoPhillips Company	5.20	5-15-2018	250,000	284,077
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,472,446
ConocoPhillips Company	5.90	10-15-2032	250,000	299,619
ConocoPhillips Company	5.90	5-15-2038	100,000	122,449
ConocoPhillips Company	6.00	1-15-2020	750,000	895,421
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,569,148
ConocoPhillips Company	6.95	4-15-2029	800,000	1,072,773
Continental Resources Company	4.50	4-15-2023	2,000,000	2,071,774
DCP Midstream Operating Company	3.88	3-15-2023	400,000	387,832
Devon Energy Corporation	1.20	12-15-2016	150,000	150,527
Devon Energy Corporation	2.40	7-15-2016	200,000	205,872
Devon Energy Corporation	3.25	5-15-2022	500,000	493,084
Devon Energy Corporation	4.00	7-15-2021	200,000	210,303

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corporation	4.75%	5-15-2042	$500,000	$495,759
Devon Energy Corporation	5.60	7-15-2041	200,000	221,259
Devon Energy Corporation	6.30	1-15-2019	600,000	712,499
Devon Energy Corporation	7.95	4-15-2032	500,000	686,505
El Paso Natural Gas Company	5.95	4-15-2017	150,000	169,256
El Paso Natural Gas Company	8.38	6-15-2032	650,000	878,502
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	88,066
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	419,826
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	205,520
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	72,422
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	233,278
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	344,414
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	163,259
Energen Corporation	4.63	9-1-2021	100,000	99,314
Energy Transfer Partners LP	3.60	2-1-2023	300,000	285,772
Energy Transfer Partners LP	4.15	10-1-2020	300,000	310,061
Energy Transfer Partners LP	4.65	6-1-2021	100,000	104,977
Energy Transfer Partners LP	4.90	2-1-2024	300,000	311,585
Energy Transfer Partners LP	5.15	2-1-2043	200,000	191,452
Energy Transfer Partners LP	5.20	2-1-2022	500,000	537,370
Energy Transfer Partners LP	5.95	10-1-2043	200,000	211,025
Energy Transfer Partners LP	6.05	6-1-2041	300,000	318,947
Energy Transfer Partners LP	6.13	2-15-2017	55,000	61,580
Energy Transfer Partners LP	6.50	2-1-2042	500,000	559,995
Energy Transfer Partners LP	6.63	10-15-2036	230,000	258,259
Energy Transfer Partners LP	6.70	7-1-2018	100,000	116,922
Energy Transfer Partners LP	7.50	7-1-2038	100,000	122,231
Energy Transfer Partners LP	8.25	11-15-2029	125,000	154,718
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,271,958
Eni Lasmo plc	7.30	11-15-2027	200,000	259,779
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	250,952
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	104,488
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	829,589
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	302,060
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	260,612
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	229,980
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	394,710
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	511,330
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	563,166
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	793,101
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	220,794
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	113,402
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,155,869
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	464,894
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	293,601
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	130,833
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	492,124
EOG Resources Incorporated	2.63	3-15-2023	450,000	425,615
EOG Resources Incorporated	2.95	6-1-2015	500,000	515,668
EOG Resources Incorporated	4.10	2-1-2021	200,000	214,209

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Incorporated	4.40%	6-1-2020	$300,000	$331,450
EOG Resources Incorporated	5.63	6-1-2019	75,000	87,279
EOG Resources Incorporated	6.88	10-1-2018	400,000	483,040
EQT Corporation	4.88	11-15-2021	300,000	315,098
EQT Corporation	8.13	6-1-2019	325,000	399,149
Equitable Resources Incorporated	6.50	4-1-2018	100,000	113,484
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	199,227
Hess Corporation	5.60	2-15-2041	300,000	326,249
Hess Corporation	6.00	1-15-2040	350,000	400,745
Hess Corporation	7.30	8-15-2031	384,000	484,180
Hess Corporation	7.88	10-1-2029	280,000	370,547
Hess Corporation	8.13	2-15-2019	500,000	631,633
Kerr-McGee Corporation	6.95	7-1-2024	200,000	243,702
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	236,946
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	523,228
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	301,186
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	236,331
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	375,140
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	235,375
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	212,365
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	138,875
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	302,848
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,127,974
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	105,836
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	572,091
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	556,996
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	844,922
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	591,562
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	208,820
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	117,964
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	686,051
Marathon Oil Corporation	2.80	11-1-2022	600,000	567,359
Marathon Oil Corporation	6.00	10-1-2017	625,000	719,262
Marathon Oil Corporation	6.60	10-1-2037	450,000	561,731
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	582,803
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	39,155
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	658,376
Murphy Oil Corporation	2.50	12-1-2017	500,000	510,302
Murphy Oil Corporation	5.13	12-1-2042	250,000	228,629
Murphy Oil Corporation	7.05	5-1-2029	200,000	222,925
Nabors Industries Incorporated	5.00	9-15-2020	300,000	319,031
Nabors Industries Incorporated	6.15	2-15-2018	500,000	566,729
Nabors Industries Incorporated	9.25	1-15-2019	500,000	618,121
NextEra Energy Capital	4.50	6-1-2021	200,000	210,658
Noble Energy Incorporated	4.15	12-15-2021	500,000	527,705
Noble Energy Incorporated	6.00	3-1-2041	565,000	649,594
Noble Energy Incorporated	8.25	3-1-2019	350,000	440,843
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	196,650
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	248,668
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	508,576

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	2.50%	2-1-2016	$100,000	$103,515
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	474,135
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	496,871
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	498,807
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	429,716
ONEOK Partners LP	4.25	2-1-2022	130,000	125,963
ONEOK Partners LP	6.13	2-1-2041	500,000	559,926
ONEOK Partners LP	6.15	10-1-2016	200,000	224,722
ONEOK Partners LP	6.85	10-15-2037	500,000	597,210
ONEOK Partners LP	8.63	3-1-2019	350,000	444,685
Phillips 66	1.95	3-5-2015	350,000	355,052
Phillips 66	2.95	5-1-2017	1,000,000	1,052,246
Phillips 66	4.30	4-1-2022	1,000,000	1,055,473
Phillips 66	5.88	5-1-2042	750,000	860,384
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,024,095
Plains All American Pipeline LP	3.65	6-1-2022	500,000	505,019
Plains All American Pipeline LP	3.85	10-15-2023	500,000	500,182
Plains All American Pipeline LP	5.00	2-1-2021	200,000	223,392
Plains All American Pipeline LP	5.15	6-1-2042	500,000	519,989
Plains All American Pipeline LP	6.50	5-1-2018	150,000	176,848
Plains All American Pipeline LP	6.65	1-15-2037	200,000	245,117
Plains All American Pipeline LP	8.75	5-1-2019	400,000	515,942
Rowan Companies Incorporated	4.75	1-15-2024	200,000	203,635
Rowan Companies Incorporated	5.40	12-1-2042	150,000	142,347
Rowan Companies Incorporated	5.85	1-15-2044	200,000	201,532
Rowan Companies Incorporated	7.88	8-1-2019	300,000	365,107
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,059,810
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	565,070
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,027,223
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	181,592
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	107,643
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	119,647
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	121,582
Spectra Energy Partners LP	2.95	9-25-2018	500,000	515,029
Spectra Energy Partners LP	4.75	3-15-2024	350,000	370,654
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	187,509
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	140,283
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	291,151
TC Pipelines LP	4.65	6-15-2021	300,000	311,194
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	308,622
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	409,977
Total Capital International SA	1.50	2-17-2017	500,000	508,335
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	110,712
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	706,028
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	694,121
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	121,600
Transocean Incorporated	6.00	3-15-2018	600,000	675,814
Transocean Incorporated	6.50	11-15-2020	300,000	339,320
Transocean Incorporated	6.80	3-15-2038	450,000	496,421
Transocean Incorporated	7.50	4-15-2031	220,000	257,980

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	6.13%	6-15-2017	$500,000	$574,969
Valero Energy Corporation	6.13	2-1-2020	65,000	76,339
Valero Energy Corporation	6.63	6-15-2037	500,000	595,885
Valero Energy Corporation	7.50	4-15-2032	300,000	378,872
Valero Energy Corporation	9.38	3-15-2019	250,000	327,824
Weatherford International Limited	6.00	3-15-2018	100,000	113,701
Weatherford International Limited	6.50	8-1-2036	300,000	334,831
Weatherford International Limited	7.00	3-15-2038	50,000	58,925
Western Gas Partners	4.00	7-1-2022	400,000	394,281
Williams Companies Incorporated	3.70	1-15-2023	500,000	452,742
Williams Companies Incorporated	7.88	9-1-2021	200,000	238,517
Williams Companies Incorporated	8.75	3-15-2032	275,000	329,105
Williams Partners LP	3.35	8-15-2022	250,000	239,754
Williams Partners LP	4.13	11-15-2020	300,000	314,011
Williams Partners LP	4.50	11-15-2023	400,000	409,623
Williams Partners LP	5.25	3-15-2020	640,000	712,886
Williams Partners LP	5.80	11-15-2043	250,000	265,660
Williams Partners LP	6.30	4-15-2040	390,000	437,927
XTO Energy Incorporated	6.50	12-15-2018	500,000	609,670

				90,441,081

Financials: 7.32%

Banks: 1.19%
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	251,428
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	245,742
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	252,950
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,083,607
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,114,203
Bank One Corporation	7.63	10-15-2026	240,000	307,674
Bank One Corporation	8.00	4-29-2027	550,000	724,897
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	513,854
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	507,547
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	628,350
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	373,597
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	513,606
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	537,723
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	111,512
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	611,565
Capital One Bank USA NA	3.38	2-15-2023	500,000	485,311
Citigroup Incorporated	5.88	1-30-2042	500,000	579,180
Comerica Bank	5.75	11-21-2016	500,000	562,194
Comerica Incorporated	3.00	9-16-2015	100,000	103,680
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	505,532
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	252,925
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	510,145
Compass Bank	6.40	10-1-2017	250,000	277,725
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,093,742
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,689,458
Fifth Third Bancorp	1.15	11-18-2016	350,000	351,664

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Fifth Third Bancorp	3.63%	1-25-2016	$500,000	$526,412
Fifth Third Bancorp	4.30	1-16-2024	500,000	506,935
Fifth Third Bancorp	5.45	1-15-2017	500,000	555,013
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,054,304
First Horizon National Corporation	5.38	12-15-2015	500,000	534,571
HSBC Bank USA NA	4.88	8-24-2020	800,000	876,270
HSBC Bank USA NA	5.00	9-27-2020	500,000	545,147
HSBC Bank USA NA	5.63	8-15-2035	225,000	246,975
HSBC Bank USA NA	7.00	1-15-2039	500,000	644,362
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	206,250
HSBC Holdings plc	6.10	1-14-2042	500,000	608,537
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,195,736
HSBC Holdings plc	6.50	9-15-2037	850,000	1,021,891
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	997,572
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	253,897
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,053
Huntington National Bank	1.30	11-20-2016	265,000	266,400
KeyBank NA	1.10	11-25-2016	300,000	301,238
KeyBank NA	1.65	2-1-2018	400,000	399,697
KeyBank NA	4.95	9-15-2015	250,000	265,126
KeyBank NA	5.45	3-3-2016	500,000	545,273
KeyCorp	2.30	12-13-2018	300,000	301,457
KeyCorp	5.10	3-24-2021	500,000	561,065
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	582,559
MUFG Capital Finance 1 Limited ±	6.35	12-31-2049	1,000,000	1,086,500
National Australia Bank Limited	0.90	1-20-2016	500,000	503,248
National Australia Bank Limited	1.30	7-25-2016	250,000	252,024
National Australia Bank Limited	1.60	8-7-2015	500,000	508,133
National Australia Bank Limited	2.00	3-9-2015	1,000,000	1,016,823
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,048,561
National Australia Bank Limited	3.00	1-20-2023	350,000	332,988
PNC Bank NA	1.13	1-27-2017	500,000	500,542
PNC Bank NA	2.70	11-1-2022	350,000	329,621
PNC Bank NA	2.95	1-30-2023	300,000	286,641
PNC Bank NA	3.80	7-25-2023	300,000	302,936
PNC Bank NA	6.00	12-7-2017	500,000	577,968
PNC Bank NA	6.88	4-1-2018	175,000	206,248
Rabobank Nederland NV	2.25	1-14-2019	500,000	503,211
Regions Financial Corporation	2.00	5-15-2018	300,000	295,471
Regions Financial Corporation	5.75	6-15-2015	200,000	211,378
Sovereign Bank	8.75	5-30-2018	250,000	301,250
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	252,564
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	496,082
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	985,891
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	258,214
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	263,482
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	36,041
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	859,013
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	593,941
SVB Financial Group	5.38	9-15-2020	160,000	180,152

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Svenska Handelsbanken AB	3.13%	7-12-2016	$500,000	$525,789
Union Bank NA	2.13	6-16-2017	250,000	256,067
Union Bank NA	2.63	9-26-2018	500,000	514,614
Union Bank NA	5.95	5-11-2016	450,000	498,381
UnionBanCal Corporation	3.50	6-18-2022	200,000	203,677
US Bancorp NA	1.95	11-15-2018	250,000	251,430
US Bancorp NA	2.45	7-27-2015	500,000	514,017
US Bancorp NA	2.95	7-15-2022	575,000	553,661
US Bancorp NA	3.00	3-15-2022	500,000	497,006
US Bancorp NA	3.44	2-1-2016	500,000	522,781
US Bancorp NA	4.13	5-24-2021	1,000,000	1,079,600
US Bank NA ±	3.78	4-29-2020	1,000,000	1,034,110
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,198,978
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,730
Wachovia Corporation (l)	5.50	8-1-2035	700,000	764,590
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,991
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,143,161
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,155,675
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,264,645
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	760,256
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,118
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,048,302
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	733,886
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,024,265
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,066,171
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,019,619
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,392,181
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,069,742
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,724,801
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,689
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,652
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,043,933
Zions Bancorporation	4.50	6-13-2023	100,000	100,335

				69,413,327

Capital Markets: 1.25%
AGL Capital Corporation	4.40	6-1-2043	200,000	194,696
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	515,911
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	343,479
Ameriprise Financial Incorporated	5.65	11-15-2015	200,000	215,826
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	80,322
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	342,870
Ares Capital Corporation	4.88	11-30-2018	100,000	104,392
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	200,109
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	346,755
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	301,087
Bank of New York Mellon Corporation	2.30	7-28-2016	1,500,000	1,551,815
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	517,259
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	624,186
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	256,932

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Bank of New York Mellon Corporation	4.15%	2-1-2021	$100,000	$108,521
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,155,484
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	193,051
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,141,101
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	722,390
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	291,326
BlackRock Incorporated	3.38	6-1-2022	500,000	509,742
BlackRock Incorporated	4.25	5-24-2021	500,000	544,525
BlackRock Incorporated	5.00	12-10-2019	250,000	285,799
BlackRock Incorporated	6.25	9-15-2017	350,000	407,889
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,914
Charles Schwab Corporation	3.23	9-1-2022	425,000	418,792
Charles Schwab Corporation	4.45	7-22-2020	200,000	220,753
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	544,575
Eaton Vance Corporation	3.63	6-15-2023	100,000	99,608
Eaton Vance Corporation	6.50	10-2-2017	30,000	34,888
Franklin Resources Incorporated	2.80	9-15-2022	300,000	289,043
Franklin Resources Incorporated	4.63	5-20-2020	250,000	280,061
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,011,358
Goldman Sachs Group Incorporated	2.38	1-22-2018	750,000	760,443
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,000,000	1,029,639
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,100,036
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	493,267
Goldman Sachs Group Incorporated	3.70	8-1-2015	1,000,000	1,039,712
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,225,580
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	459,071
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,689,810
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	555,680
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,284,784
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,284,672
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,172,463
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,161,753
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,164,328
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,017,073
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,438,390
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	599,868
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	989,494
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,106,390
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,222,449
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,592,387
Jefferies Group Incorporated	3.88	11-9-2015	500,000	521,745
Jefferies Group Incorporated	6.25	1-15-2036	150,000	152,564
Jefferies Group Incorporated	6.45	6-8-2027	150,000	160,875
Jefferies Group Incorporated	6.50	1-20-2043	250,000	262,259
Jefferies Group Incorporated	6.88	4-15-2021	150,000	173,625
Jefferies Group Incorporated	8.50	7-15-2019	700,000	864,500
Lazard Group LLC	6.85	6-15-2017	500,000	571,481
Legg Mason Incorporated	5.63	1-15-2044	600,000	614,934
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	784,951
Morgan Stanley	1.75	2-25-2016	500,000	508,573

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	2.13%	4-25-2018	$943,000	$948,399
Morgan Stanley	2.50	1-24-2019	1,000,000	1,004,112
Morgan Stanley	3.75	2-25-2023	1,175,000	1,173,684
Morgan Stanley	4.10	5-22-2023	750,000	746,846
Morgan Stanley	4.75	3-22-2017	1,000,000	1,097,205
Morgan Stanley	4.88	11-1-2022	906,000	956,363
Morgan Stanley	5.00	11-24-2025	250,000	259,775
Morgan Stanley	5.38	10-15-2015	525,000	562,829
Morgan Stanley	5.45	1-9-2017	1,000,000	1,112,359
Morgan Stanley	5.50	1-26-2020	1,000,000	1,139,270
Morgan Stanley	5.50	7-24-2020	500,000	569,334
Morgan Stanley	5.50	7-28-2021	570,000	649,497
Morgan Stanley	5.55	4-27-2017	850,000	953,775
Morgan Stanley	5.63	9-23-2019	2,000,000	2,297,394
Morgan Stanley	5.75	10-18-2016	1,500,000	1,671,692
Morgan Stanley	5.75	1-25-2021	1,250,000	1,436,861
Morgan Stanley	6.00	4-28-2015	1,500,000	1,590,464
Morgan Stanley	6.25	8-9-2026	300,000	359,233
Morgan Stanley	6.38	7-24-2042	1,000,000	1,231,039
Morgan Stanley	6.63	4-1-2018	2,500,000	2,941,405
Morgan Stanley	7.25	4-1-2032	470,000	607,750
Morgan Stanley	7.30	5-13-2019	400,000	490,468
Northern Trust Corporation	3.45	11-4-2020	500,000	528,665
Northern Trust Corporation	3.95	10-30-2025	250,000	253,855
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	106,465
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	127,012
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	232,482
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,614,764

				72,672,252

Consumer Finance: 0.83%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	369,599
American Express Centurion Bank	6.00	9-13-2017	500,000	576,802
American Express Company	1.55	5-22-2018	375,000	370,908
American Express Company	2.65	12-2-2022	575,000	547,448
American Express Company	4.05	12-3-2042	905,000	832,131
American Express Company	5.50	9-12-2016	500,000	554,105
American Express Company ±	6.80	9-1-2066	200,000	217,500
American Express Company	7.00	3-19-2018	800,000	963,428
American Express Company	8.13	5-20-2019	500,000	643,299
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,095,700
American Express Credit Corporation	2.13	7-27-2018	200,000	202,479
American Express Credit Corporation	2.38	3-24-2017	750,000	776,661
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,033,249
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,046,521
American Express Credit Corporation	5.30	12-2-2015	500,000	539,456
American Honda Finance Corporation	1.13	10-7-2016	400,000	403,311
American Honda Finance Corporation	2.13	10-10-2018	300,000	304,414
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	417,608

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Bunge Limited Finance Corporation	4.10%	3-15-2016	$100,000	$105,748
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	316,704
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	622,209
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,877
Capital One Bank USA NA	8.80	7-15-2019	750,000	968,201
Capital One Financial Corporation	1.00	11-6-2015	300,000	300,837
Capital One Financial Corporation	2.15	3-23-2015	500,000	508,460
Capital One Financial Corporation	3.15	7-15-2016	260,000	273,064
Capital One Financial Corporation	4.75	7-15-2021	450,000	493,097
Capital One Financial Corporation	6.15	9-1-2016	500,000	559,838
Capital One Financial Corporation	6.75	9-15-2017	283,000	331,777
Caterpillar Financial Services Corporation	1.10	5-29-2015	500,000	504,603
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	760,739
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	104,107
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	255,419
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	299,752
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	308,729
Daimler Finance North America LLC	8.50	1-18-2031	425,000	633,257
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	843,208
Discover Financial Services	3.85	11-21-2022	550,000	542,574
Discover Financial Services	5.20	4-27-2022	600,000	646,366
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	405,570
Ford Motor Credit Company LLC	2.50	1-15-2016	400,000	411,174
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,414,729
Ford Motor Credit Company LLC	4.21	4-15-2016	600,000	638,647
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	799,031
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,309,704
Ford Motor Credit Company LLC	7.00	4-15-2015	500,000	534,174
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,923,366
HSBC Finance Corporation	5.50	1-19-2016	1,000,000	1,083,223
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,386,337
John Deere Capital Corporation	0.75	1-22-2016	500,000	502,794
John Deere Capital Corporation	0.88	4-17-2015	200,000	201,211
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,598
John Deere Capital Corporation	1.05	10-11-2016	200,000	200,968
John Deere Capital Corporation	1.05	12-15-2016	350,000	351,809
John Deere Capital Corporation	1.30	3-12-2018	550,000	546,790
John Deere Capital Corporation	1.40	3-15-2017	500,000	505,564
John Deere Capital Corporation	1.95	12-13-2018	200,000	200,907
John Deere Capital Corporation	2.25	6-7-2016	200,000	207,147
John Deere Capital Corporation	2.80	1-27-2023	500,000	481,429
John Deere Capital Corporation	2.95	3-9-2015	250,000	256,593
John Deere Capital Corporation	3.90	7-12-2021	300,000	318,203
John Deere Capital Corporation	5.50	4-13-2017	100,000	112,409
John Deere Capital Corporation	5.75	9-10-2018	500,000	584,783
National City Corporation	6.88	5-15-2019	500,000	600,784
PACCAR Financial Corporation	0.70	11-16-2015	250,000	251,092
PACCAR Financial Corporation	0.75	8-14-2015	300,000	301,799
PACCAR Financial Corporation	1.15	8-16-2016	350,000	352,867

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	0.80%	5-17-2016	$300,000	$301,301
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	503,499
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	648,279
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	515,477
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	403,718
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	774,755
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	352,585
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	520,382
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,036,047
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	510,247
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	362,363
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	558,414

				48,095,954

Diversified Financial Services: 2.39%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	99,997
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,072,520
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	36,352
Bank of America Corporation	1.25	1-11-2016	500,000	503,375
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,010,727
Bank of America Corporation	2.00	1-11-2018	750,000	753,877
Bank of America Corporation	2.60	1-15-2019	554,000	560,829
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,557,365
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,107,430
Bank of America Corporation	3.70	9-1-2015	500,000	521,105
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,124,606
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,278,530
Bank of America Corporation	4.50	4-1-2015	1,500,000	1,560,590
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,847,647
Bank of America Corporation	5.00	1-21-2044	950,000	990,012
Bank of America Corporation	5.25	12-1-2015	500,000	534,903
Bank of America Corporation	5.30	3-15-2017	275,000	304,733
Bank of America Corporation	5.49	3-15-2019	250,000	280,710
Bank of America Corporation	5.63	10-14-2016	100,000	111,024
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,727,018
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,312,080
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,710,912
Bank of America Corporation	5.88	1-5-2021	500,000	584,672
Bank of America Corporation	5.88	2-7-2042	500,000	584,334
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,141,926
Bank of America Corporation	6.00	10-15-2036	800,000	953,231
Bank of America Corporation	6.05	5-16-2016	1,500,000	1,650,668
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	510,101
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	608,989
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	162,443
Block Financial LLC	5.50	11-1-2022	200,000	213,730
Boeing Capital Corporation	2.13	8-15-2016	200,000	206,513
Boeing Capital Corporation	4.70	10-27-2019	500,000	565,430
Citigroup Incorporated	1.25	1-15-2016	750,000	754,676

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Citigroup Incorporated	1.75%	5-1-2018	$100,000	$98,928
Citigroup Incorporated	2.25	8-7-2015	1,500,000	1,530,236
Citigroup Incorporated	2.50	9-26-2018	400,000	404,828
Citigroup Incorporated	2.65	3-2-2015	1,500,000	1,529,703
Citigroup Incorporated	3.38	3-1-2023	632,000	615,717
Citigroup Incorporated	3.50	5-15-2023	500,000	474,071
Citigroup Incorporated	3.88	10-25-2023	850,000	850,666
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,063,495
Citigroup Incorporated	4.05	7-30-2022	400,000	404,976
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,598,534
Citigroup Incorporated	4.59	12-15-2015	700,000	745,263
Citigroup Incorporated	4.75	5-19-2015	1,500,000	1,571,462
Citigroup Incorporated	4.95	11-7-2043	200,000	206,161
Citigroup Incorporated	5.38	8-9-2020	500,000	567,066
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,110,936
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,078,420
Citigroup Incorporated	5.88	2-22-2033	500,000	536,307
Citigroup Incorporated	5.88	5-29-2037	500,000	572,075
Citigroup Incorporated	6.00	8-15-2017	100,000	114,377
Citigroup Incorporated	6.00	10-31-2033	725,000	787,855
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,156,671
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,475,743
Citigroup Incorporated	6.13	8-25-2036	500,000	551,364
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,678,684
Citigroup Incorporated	8.13	7-15-2039	855,000	1,243,857
Citigroup Incorporated	8.50	5-22-2019	900,000	1,159,326
CME Group Incorporated	5.30	9-15-2043	300,000	334,239
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	312,611
General Electric Capital Corporation	1.00	1-8-2016	500,000	504,013
General Electric Capital Corporation	1.50	7-12-2016	500,000	508,478
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,778,270
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,072,970
General Electric Capital Corporation	2.30	1-14-2019	500,000	508,768
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	978,367
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	1,977,218
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,126,356
General Electric Capital Corporation	3.50	6-29-2015	500,000	519,987
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,196,814
General Electric Capital Corporation	4.63	1-7-2021	500,000	554,622
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,408,602
General Electric Capital Corporation	4.88	3-4-2015	1,000,000	1,045,588
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,081,397
General Electric Capital Corporation	5.30	2-11-2021	845,000	954,275
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,161,489
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,718,744
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,309,270
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,960,738
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,007,541
General Electric Capital Corporation	6.15	8-7-2037	650,000	790,869

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
General Electric Capital Corporation ±	6.38%	11-15-2067	$1,000,000	$1,106,250
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,686,879
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	1,976,558
ING US Incorporated	2.90	2-15-2018	400,000	413,432
ING US Incorporated	5.50	7-15-2022	500,000	559,435
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	230,229
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	208,515
JPMorgan Chase & Company	1.10	10-15-2015	825,000	829,863
JPMorgan Chase & Company	1.13	2-26-2016	250,000	251,485
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,731,368
JPMorgan Chase & Company	1.80	1-25-2018	500,000	500,746
JPMorgan Chase & Company	1.88	3-20-2015	600,000	608,228
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,524,281
JPMorgan Chase & Company	2.35	1-28-2019	500,000	502,070
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,548,888
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	970,170
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,476,324
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	954,314
JPMorgan Chase & Company	3.40	6-24-2015	500,000	517,864
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,627,855
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,157,480
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,633,812
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,622,448
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,646,723
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,155,116
JPMorgan Chase & Company	5.40	1-6-2042	750,000	830,399
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,243,233
JPMorgan Chase & Company	5.63	8-16-2043	200,000	218,342
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,437,584
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,156,361
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,781,700
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,682,936
Leucadia National Corporation	5.50	10-18-2023	240,000	252,530
Leucadia National Corporation	6.63	10-23-2043	120,000	124,619
Mellon Funding Corporation	5.50	11-15-2018	200,000	228,031
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	675,609
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	578,435
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	2,012,678
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,003,233
Moody’s Corporation	4.50	9-1-2022	250,000	258,626
Moody’s Corporation	4.88	2-15-2024	350,000	369,189
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,083,821
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	66,109
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	552,752
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	250,527
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,417
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	104,895
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	195,322
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	282,322
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	952,985

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation Series C	8.00%	3-1-2032	$300,000	$422,288
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	210,964
ORIX Corporation	5.00	1-12-2016	500,000	533,099
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,042,843
PNC Funding Corporation	5.13	2-8-2020	150,000	171,734
PNC Funding Corporation	5.25	11-15-2015	250,000	268,150
PNC Funding Corporation	5.63	2-1-2017	350,000	389,350
PNC Funding Corporation	6.70	6-10-2019	500,000	606,525
Private Export Funding Corporation	1.38	2-15-2017	375,000	379,865
Private Export Funding Corporation	2.05	11-15-2022	250,000	231,965
Private Export Funding Corporation	2.45	7-15-2024	300,000	276,160
Private Export Funding Corporation	4.30	12-15-2021	100,000	111,503
Private Export Funding Corporation	4.95	11-15-2015	250,000	269,687
Santander Holdings USA	4.63	4-19-2016	500,000	535,995
TECO Finance Incorporated	4.00	3-15-2016	130,000	137,887
TECO Finance Incorporated	5.15	3-15-2020	65,000	72,615
TECO Finance Incorporated	6.57	11-1-2017	250,000	288,120
UBS AG (Stamford)	5.88	7-15-2016	430,000	477,705
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	500,000	532,500

				138,722,945

Insurance: 1.02%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	516,430
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	371,266
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	590,869
Aegon Funding Corporation	5.75	12-15-2020	75,000	87,211
AFLAC Incorporated	3.45	8-15-2015	150,000	156,469
AFLAC Incorporated	3.63	6-15-2023	500,000	501,558
AFLAC Incorporated	6.90	12-17-2039	250,000	323,393
AFLAC Incorporated	8.50	5-15-2019	250,000	323,620
Alleghany Corporation	5.63	9-15-2020	100,000	113,302
Allied World Assurance	5.50	11-15-2020	300,000	334,758
Allstate Corporation	5.55	5-9-2035	830,000	959,969
Allstate Corporation ±	6.13	5-15-2067	300,000	313,875
Allstate Corporation ±	6.50	5-15-2067	200,000	208,750
Allstate Corporation	7.45	5-16-2019	650,000	815,242
American International Group Incorporated	3.00	3-20-2015	500,000	512,903
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,074,269
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,027,129
American International Group Incorporated	4.88	9-15-2016	500,000	547,567
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,099,526
American International Group Incorporated	5.05	10-1-2015	250,000	266,561
American International Group Incorporated	5.45	5-18-2017	700,000	787,401
American International Group Incorporated	5.85	1-16-2018	850,000	977,231
American International Group Incorporated	6.25	5-1-2036	400,000	493,954
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,198,928
American International Group Incorporated	6.82	11-15-2037	746,000	947,279
American International Group Incorporated ±	8.18	5-15-2068	500,000	643,900
American International Group Incorporated	8.25	8-15-2018	750,000	941,106
AON Corporation	3.13	5-27-2016	350,000	366,095

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
AON Corporation	3.50%	9-30-2015	$100,000	$104,024
AON Corporation	5.00	9-30-2020	550,000	618,976
AON Corporation	6.25	9-30-2040	100,000	121,899
Arch Capital Group Limited	5.14	11-1-2043	210,000	221,881
Assurant Incorporated	6.75	2-15-2034	375,000	423,727
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	227,123
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,796,904
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	503,616
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	198,218
Berkshire Hathaway Finance Corporation	1.55	2-9-2018	300,000	300,569
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	509,315
Berkshire Hathaway Finance Corporation	1.90	1-31-2017	1,275,000	1,311,603
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	253,089
Berkshire Hathaway Finance Corporation	2.20	8-15-2016	300,000	311,100
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	230,450
Berkshire Hathaway Finance Corporation	3.00	2-11-2023	100,000	98,038
Berkshire Hathaway Finance Corporation	3.40	1-31-2022	250,000	257,079
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	547,419
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	285,844
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	483,893
Berkshire Hathaway Finance Corporation	4.50	2-11-2043	400,000	393,952
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	403,739
CHUBB Corporation	5.75	5-15-2018	250,000	290,155
CHUBB Corporation	6.00	5-11-2037	280,000	340,745
CHUBB Corporation ±	6.38	3-29-2067	350,000	386,925
CHUBB Corporation	6.50	5-15-2038	350,000	456,560
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	90,318
CNA Financial Corporation	5.88	8-15-2020	500,000	582,701
CNA Financial Corporation	6.50	8-15-2016	50,000	56,324
CNA Financial Corporation	7.35	11-15-2019	295,000	366,235
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	223,694
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	106,232
GE Global Insurance Holdings	7.00	2-15-2026	430,000	532,777
Genworth Financial Incorporated	6.52	5-22-2018	500,000	582,407
Genworth Financial Incorporated	7.20	2-15-2021	500,000	600,331
Genworth Financial Incorporated	8.63	12-15-2016	500,000	591,266
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	40,384
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	268,138
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	277,678
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	286,081
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	86,989
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	300,484
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	292,775
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	630,953
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	103,692
Lincoln National Corporation	4.00	9-1-2023	250,000	254,856
Lincoln National Corporation	4.85	6-24-2021	80,000	87,959
Lincoln National Corporation	6.15	4-7-2036	500,000	592,434
Lincoln National Corporation	6.25	2-15-2020	300,000	352,004
Lincoln National Corporation ±	7.00	5-17-2066	350,000	357,000

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Lincoln National Corporation	8.75%	7-1-2019	$220,000	$286,194
Loews Corporation	2.63	5-15-2023	150,000	138,026
Loews Corporation	4.13	5-15-2043	200,000	183,165
Loews Corporation	5.25	3-15-2016	200,000	217,014
Markel Corporation	3.63	3-30-2023	150,000	144,924
Markel Corporation	5.00	3-30-2043	100,000	100,228
Markel Corporation	5.35	6-1-2021	100,000	111,364
Markel Corporation	7.13	9-30-2019	100,000	119,931
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	327,428
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	392,708
MetLife Incorporated	4.13	8-13-2042	300,000	278,645
MetLife Incorporated	4.37	9-15-2023	167,000	177,240
MetLife Incorporated	4.75	2-8-2021	750,000	834,386
MetLife Incorporated	4.88	11-13-2043	500,000	519,231
MetLife Incorporated	5.70	6-15-2035	400,000	460,178
MetLife Incorporated	5.88	2-6-2041	700,000	808,947
MetLife Incorporated	6.38	6-15-2034	280,000	349,115
MetLife Incorporated	6.40	12-15-2066	800,000	834,400
MetLife Incorporated	6.50	12-15-2032	200,000	251,657
MetLife Incorporated	6.75	6-1-2016	500,000	564,783
MetLife Incorporated Series A	6.82	8-15-2018	750,000	906,092
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	100,103
PartnerRe Finance Series B LLC	5.50	6-1-2020	250,000	280,695
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	243,730
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	246,109
ProAssurance Corporation	5.30	11-15-2023	200,000	213,342
Progressive Corporation	3.75	8-23-2021	1,000,000	1,056,366
Progressive Corporation	6.25	12-1-2032	75,000	93,738
Progressive Corporation ±	6.70	6-15-2067	500,000	554,723
Protective Life Corporation	7.38	10-15-2019	500,000	615,368
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,046,434
Prudential Financial Incorporated	4.50	11-16-2021	250,000	273,172
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,061,480
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	247,500
Prudential Financial Incorporated	5.38	6-21-2020	500,000	573,808
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,032,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	609,850
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	520,000
Prudential Financial Incorporated	6.20	11-15-2040	250,000	299,998
Prudential Financial Incorporated	6.63	12-1-2037	65,000	81,318
Prudential Financial Incorporated	7.38	6-15-2019	355,000	441,643
Prudential Financial Incorporated ±	8.88	6-15-2038	200,000	244,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	560,450
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	195,675
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	313,963
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	65,090
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	407,381
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	101,717
Torchmark Corporation	3.80	9-15-2022	350,000	351,145
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	514,842

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Transatlantic Holdings Incorporated	8.00%	11-30-2039	$100,000	$131,088
Travelers Companies Incorporated	5.35	11-1-2040	350,000	397,983
Travelers Companies Incorporated	5.50	12-1-2015	180,000	195,294
Travelers Companies Incorporated	5.75	12-15-2017	250,000	289,416
Travelers Companies Incorporated	5.90	6-2-2019	500,000	591,369
Travelers Companies Incorporated	6.25	6-15-2037	365,000	459,313
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	749,441
Unitrin Incorporated	6.00	5-15-2017	100,000	110,496
Unum Group	7.13	9-30-2016	115,000	131,428
WR Berkley Corporation	5.38	9-15-2020	200,000	222,948
WR Berkley Corporation	6.25	2-15-2037	100,000	114,928
XL Capital Limited	6.25	5-15-2027	100,000	116,667
XL Capital Limited	6.38	11-15-2024	100,000	118,058

				59,221,341

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	253,703
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	98,190
Regency Centers LP	4.80	4-15-2021	200,000	214,871
Regency Centers LP	5.88	6-15-2017	100,000	111,975

				678,739

REITs: 0.61%
American Campus Communities Incorporated	3.75	4-15-2023	100,000	95,852
American Tower Corporation	3.50	1-31-2023	150,000	142,213
American Tower Corporation	4.50	1-15-2018	500,000	543,883
American Tower Corporation	4.63	4-1-2015	100,000	104,019
American Tower Corporation	5.00	2-15-2024	350,000	366,049
American Tower Corporation	5.05	9-1-2020	500,000	544,033
American Tower Corporation	5.90	11-1-2021	565,000	637,353
American Tower Corporation	7.00	10-15-2017	350,000	410,453
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	400,000	400,271
ARC Properties Operating Partnership LP 144A	3.00	2-6-2019	300,000	299,451
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	333,055
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	207,035
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	258,237
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	168,932
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	117,218
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	157,966
Boston Properties LP	3.13	9-1-2023	150,000	141,828
Boston Properties LP	3.80	2-1-2024	300,000	299,140
Boston Properties LP	3.85	2-1-2023	400,000	401,914
Boston Properties LP	4.13	5-15-2021	300,000	316,024
Boston Properties LP	5.00	6-1-2015	100,000	105,165
Boston Properties LP	5.63	4-15-2015	250,000	263,598
Boston Properties LP	5.63	11-15-2020	500,000	576,751
Boston Properties LP	5.88	10-15-2019	500,000	583,545
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	342,127
BRE Properties Incorporated	3.38	1-15-2023	500,000	473,822

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
BRE Properties Incorporated	5.20%	3-15-2021	$65,000	$71,260
Camden Property Trust	2.95	12-15-2022	150,000	141,362
Camden Property Trust	4.25	1-15-2024	67,000	68,564
Camden Property Trust	4.63	6-15-2021	150,000	161,865
Camden Property Trust	4.88	6-15-2023	100,000	108,112
CBL & Associates LP	5.25	12-1-2023	67,000	69,560
Commonwealth REIT	5.88	9-15-2020	100,000	107,468
Corporate Office Properties LP	3.60	5-15-2023	100,000	92,888
DDR Corporation	3.38	5-15-2023	250,000	236,135
DDR Corporation	3.50	1-15-2021	250,000	251,365
DDR Corporation	4.63	7-15-2022	250,000	262,415
Digital Realty Trust LP	3.63	10-1-2022	200,000	184,905
Digital Realty Trust LP	5.25	3-15-2021	100,000	105,679
Digital Realty Trust LP	5.88	2-1-2020	300,000	333,311
Duke Realty LP	3.63	4-15-2023	125,000	119,193
Duke Realty LP	5.95	2-15-2017	350,000	392,263
Entertainment Properties Trust	5.75	8-15-2022	150,000	159,515
EPR Properties Company	5.25	7-15-2023	113,000	115,338
Equity One Incorporated	3.75	11-15-2022	250,000	240,194
ERP Operating LP	5.75	6-15-2017	750,000	851,684
ERP Operation LP	4.63	12-15-2021	1,000,000	1,083,879
Essex Portfolio LP	3.25	5-1-2023	100,000	94,039
Federal Realty Investment Trust	2.75	6-1-2023	100,000	93,707
Federal Realty Investment Trust	3.00	8-1-2022	100,000	97,061
HCP Incorporated	3.15	8-1-2022	100,000	95,464
HCP Incorporated	3.75	2-1-2016	355,000	374,408
HCP Incorporated	3.75	2-1-2019	100,000	105,959
HCP Incorporated	4.20	3-1-2024	200,000	203,126
HCP Incorporated	4.25	11-15-2023	279,000	285,436
HCP Incorporated	5.38	2-1-2021	65,000	72,858
HCP Incorporated	5.63	5-1-2017	100,000	112,580
HCP Incorporated	6.00	1-30-2017	200,000	225,920
HCP Incorporated	6.70	1-30-2018	500,000	587,382
HCP Incorporated	6.75	2-1-2041	65,000	82,810
Health Care REIT Incorporated	3.63	3-15-2016	300,000	315,761
Health Care REIT Incorporated	4.13	4-1-2019	250,000	266,872
Health Care REIT Incorporated	4.50	1-15-2024	200,000	206,169
Health Care REIT Incorporated	4.70	9-15-2017	500,000	549,781
Health Care REIT Incorporated	4.95	1-15-2021	250,000	271,856
Health Care REIT Incorporated	5.25	1-15-2022	100,000	110,093
Health Care REIT Incorporated	5.75	1-15-2021	250,000	276,727
Health Care REIT Incorporated	6.13	4-15-2020	250,000	287,743
Health Care REIT Incorporated	6.50	1-17-2017	60,000	67,617
Health Care REIT Incorporated	6.50	3-15-2041	200,000	240,328
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	119,361
Highwoods Realty Limited	5.85	3-15-2017	300,000	334,932
Hospitality Properties Trust	5.63	3-15-2017	75,000	81,780
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	97,203
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	261,756
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	567,876

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Kilroy Realty Corporation	3.80%	1-15-2023	$250,000	$243,835
Kilroy Realty Corporation	4.80	7-15-2018	150,000	162,599
Kilroy Realty Corporation	5.00	11-3-2015	100,000	106,347
Kimco Realty Corporation	5.70	5-1-2017	500,000	559,123
Kimco Realty Corporation	6.88	10-1-2019	100,000	120,200
Liberty Property LP	4.40	2-15-2024	156,000	158,656
Liberty Property LP	4.75	10-1-2020	250,000	267,737
Liberty Property LP	5.50	12-15-2016	75,000	82,825
Liberty Property LP	6.63	10-1-2017	150,000	173,318
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	101,144
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	89,889
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	180,606
Mid America Apartments LP	4.30	10-15-2023	50,000	50,559
National Retail Properties Incorporated	3.30	4-15-2023	100,000	94,808
National Retail Properties Incorporated	3.80	10-15-2022	100,000	99,165
National Retail Properties Incorporated	6.88	10-15-2017	100,000	116,497
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	270,625
ProLogis Trust	3.35	2-1-2021	400,000	397,060
ProLogis Trust	6.63	5-15-2018	89,000	104,757
ProLogis Trust	6.88	3-15-2020	192,000	229,873
Realty Income Corporation	2.00	1-31-2018	150,000	149,049
Realty Income Corporation	4.65	8-1-2023	300,000	315,423
Realty Income Corporation	5.75	1-15-2021	300,000	341,720
Realty Income Corporation	5.95	9-15-2016	100,000	111,258
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	51,860
Senior Housing Properties Trust	4.30	1-15-2016	100,000	104,195
Simon Property Group LP	2.15	9-15-2017	500,000	513,179
Simon Property Group LP	2.20	2-1-2019	500,000	501,985
Simon Property Group LP	3.38	3-15-2022	500,000	506,864
Simon Property Group LP	3.75	2-1-2024	250,000	252,937
Simon Property Group LP	4.13	12-1-2021	300,000	320,104
Simon Property Group LP	4.38	3-1-2021	500,000	541,531
Simon Property Group LP	4.75	3-15-2042	250,000	258,408
Simon Property Group LP	5.10	6-15-2015	750,000	793,671
Simon Property Group LP	5.25	12-1-2016	50,000	55,254
Simon Property Group LP	5.65	2-1-2020	200,000	231,779
Simon Property Group LP	5.75	12-1-2015	125,000	134,582
Simon Property Group LP	5.88	3-1-2017	250,000	281,578
Simon Property Group LP	6.13	5-30-2018	100,000	117,382
Simon Property Group LP	6.75	2-1-2040	350,000	457,780
Simon Property Group LP	10.35	4-1-2019	600,000	817,975
Tanger Properties LP	6.15	11-15-2015	250,000	272,279
UDR Incorporated	3.70	10-1-2020	250,000	257,251
UDR Incorporated	4.25	6-1-2018	150,000	161,934
UDR Incorporated	4.63	1-10-2022	100,000	106,318
Ventas Realty LP	1.55	9-26-2016	117,000	118,321
Ventas Realty LP	2.70	4-1-2020	200,000	196,253
Ventas Realty LP	3.13	11-30-2015	100,000	104,086
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,036,431
Ventas Realty LP	4.75	6-1-2021	150,000	161,489

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Ventas Realty LP	5.70%	9-30-2043	$250,000	$278,525
Vornado Realty Trust	4.25	4-1-2015	250,000	256,435
Washington Real Estate Investment Trust	3.95	10-15-2022	150,000	147,046
Weingarten Realty Investors	3.38	10-15-2022	150,000	142,338
Weingarten Realty Investors	3.50	4-15-2023	125,000	118,568
Weyerhaeuser Company	4.63	9-15-2023	300,000	315,345
Weyerhaeuser Company	6.88	12-15-2033	150,000	184,734
Weyerhaeuser Company	7.38	10-1-2019	100,000	123,449
Weyerhaeuser Company	7.38	3-15-2032	700,000	906,342

				35,288,775

Thrifts & Mortgage Finance: 0.02%
Astoria Financial Corporation	5.00	6-19-2017	100,000	108,439
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,103,251
People’s United Financial Incorporated	3.65	12-6-2022	150,000	145,665

				1,357,355

Health Care: 1.85%

Biotechnology: 0.23%
Amgen Incorporated	2.30	6-15-2016	600,000	618,188
Amgen Incorporated	2.50	11-15-2016	500,000	519,191
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,023,619
Amgen Incorporated	3.88	11-15-2021	500,000	525,422
Amgen Incorporated	4.10	6-15-2021	100,000	106,240
Amgen Incorporated	4.50	3-15-2020	65,000	70,939
Amgen Incorporated	4.95	10-1-2041	500,000	505,650
Amgen Incorporated	5.15	11-15-2041	350,000	366,568
Amgen Incorporated	5.38	5-15-2043	500,000	543,283
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,230,736
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,168,480
Amgen Incorporated	5.75	3-15-2040	80,000	90,133
Amgen Incorporated	5.85	6-1-2017	350,000	399,791
Amgen Incorporated	6.15	6-1-2018	250,000	293,179
Amgen Incorporated	6.38	6-1-2037	500,000	606,752
Amgen Incorporated	6.40	2-1-2039	250,000	304,221
Biogen Idec Incorporated	6.88	3-1-2018	500,000	593,005
Celgene Corporation	2.30	8-15-2018	286,000	288,292
Celgene Corporation	2.45	10-15-2015	200,000	205,430
Celgene Corporation	3.25	8-15-2022	500,000	489,320
Celgene Corporation	3.95	10-15-2020	200,000	212,052
Celgene Corporation	4.00	8-15-2023	250,000	255,233
Celgene Corporation	5.25	8-15-2043	150,000	160,955
Genzyme Corporation	3.63	6-15-2015	750,000	779,799
Genzyme Corporation	5.00	6-15-2020	200,000	228,003
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	872,670
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	549,312
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	466,557

				13,473,020

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.23%
Baxter International Incorporated	1.85%	6-15-2018	$500,000	$501,020
Baxter International Incorporated	2.40	8-15-2022	250,000	234,685
Baxter International Incorporated	3.20	6-15-2023	500,000	491,899
Baxter International Incorporated	3.65	8-15-2042	250,000	218,459
Baxter International Incorporated	4.25	3-15-2020	100,000	110,029
Baxter International Incorporated	4.63	3-15-2015	250,000	260,766
Baxter International Incorporated	5.38	6-1-2018	500,000	569,989
Baxter International Incorporated	5.90	9-1-2016	350,000	393,426
Baxter International Incorporated	6.25	12-1-2037	250,000	309,822
Becton Dickinson & Company	1.75	11-8-2016	500,000	512,662
Becton Dickinson & Company	3.13	11-8-2021	300,000	305,338
Becton Dickinson & Company	3.25	11-12-2020	350,000	363,435
Becton Dickinson & Company	6.00	5-15-2039	200,000	245,451
Boston Scientific Corporation	6.00	1-15-2020	350,000	408,492
Boston Scientific Corporation	6.40	6-15-2016	350,000	389,915
Boston Scientific Corporation	7.38	1-15-2040	300,000	392,973
C.R. Bard Incorporated	1.38	1-15-2018	100,000	98,532
C.R. Bard Incorporated	2.88	1-15-2016	100,000	103,917
C.R. Bard Incorporated	4.40	1-15-2021	168,000	181,832
CareFusion Corporation	6.38	8-1-2019	500,000	577,674
DENTSPLY International	2.75	8-15-2016	55,000	57,181
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	151,193
Medtronic Incorporated	0.88	2-27-2017	100,000	100,027
Medtronic Incorporated	1.38	4-1-2018	400,000	396,934
Medtronic Incorporated	2.75	4-1-2023	500,000	475,380
Medtronic Incorporated	3.00	3-15-2015	750,000	771,226
Medtronic Incorporated	4.00	4-1-2043	300,000	278,796
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,110,845
Medtronic Incorporated	4.50	3-15-2042	200,000	200,475
Medtronic Incorporated	4.63	3-15-2044	250,000	254,871
Medtronic Incorporated	5.55	3-15-2040	300,000	343,742
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	257,594
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	484,803
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	302,105
Stryker Corporation	1.30	4-1-2018	225,000	221,998
Stryker Corporation	2.00	9-30-2016	350,000	360,739
Stryker Corporation	4.10	4-1-2043	250,000	239,148
Stryker Corporation	4.38	1-15-2020	150,000	164,469
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	280,346
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	292,052

				13,414,240

Health Care Providers & Services: 0.48%
Aetna Incorporated	2.75	11-15-2022	500,000	471,914
Aetna Incorporated	3.95	9-1-2020	200,000	213,071
Aetna Incorporated	4.13	6-1-2021	200,000	214,203
Aetna Incorporated	4.13	11-15-2042	250,000	232,874
Aetna Incorporated	6.00	6-15-2016	300,000	336,291
Aetna Incorporated	6.63	6-15-2036	650,000	815,853
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	309,238

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corporation	4.88%	11-15-2019	$250,000	$279,073
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,061
Cardinal Health Incorporated	3.20	6-15-2022	250,000	242,805
Cardinal Health Incorporated	3.20	3-15-2023	225,000	217,191
Cardinal Health Incorporated	5.80	10-15-2016	350,000	392,403
Catholic Health Initiatives	4.35	11-1-2042	250,000	230,260
CIGNA Corporation	4.00	2-15-2022	250,000	260,176
CIGNA Corporation	4.38	12-15-2020	500,000	540,588
CIGNA Corporation	4.50	3-15-2021	100,000	108,516
CIGNA Corporation	5.13	6-15-2020	215,000	241,479
CIGNA Corporation	5.38	2-15-2042	350,000	385,357
CIGNA Corporation	5.88	3-15-2041	330,000	388,718
CIGNA Corporation	6.15	11-15-2036	50,000	59,695
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	661,888
Express Scripts Holding Company	2.65	2-15-2017	750,000	779,025
Express Scripts Holding Company	3.13	5-15-2016	400,000	418,389
Express Scripts Holding Company	3.50	11-15-2016	1,100,000	1,166,831
Express Scripts Holding Company	3.90	2-15-2022	500,000	514,644
Express Scripts Holding Company	4.75	11-15-2021	750,000	815,113
Express Scripts Holding Company	6.13	11-15-2041	250,000	296,345
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	481,727
Humana Incorporated	7.20	6-15-2018	500,000	600,152
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	261,788
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	68,178
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	55,579
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	150,411
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	540,730
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	216,066
Mayo Clinic	4.00	11-15-2047	100,000	91,480
McKesson Corporation	1.40	3-15-2018	250,000	245,461
McKesson Corporation	2.85	3-15-2023	200,000	188,603
McKesson Corporation	3.25	3-1-2016	500,000	522,591
McKesson Corporation	6.00	3-1-2041	250,000	290,725
McKesson Corporation	7.50	2-15-2019	500,000	613,238
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	205,906
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	532,814
Novant Health Incorporated	4.37	11-1-2043	100,000	90,540
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	168,298
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	638,158
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	196,913
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	457,314
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	115,510
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	245,183
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	974,049
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	476,557
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	452,632
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	238,180
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	289,938
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	596,240
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,159,633

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	6.63%	11-15-2037	$150,000	$192,391
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	655,740
WellPoint Incorporated	1.25	9-10-2015	250,000	252,214
WellPoint Incorporated	1.88	1-15-2018	500,000	499,718
WellPoint Incorporated	2.30	7-15-2018	150,000	151,555
WellPoint Incorporated	2.38	2-15-2017	250,000	257,183
WellPoint Incorporated	3.13	5-15-2022	500,000	481,374
WellPoint Incorporated	3.30	1-15-2023	250,000	240,942
WellPoint Incorporated	4.63	5-15-2042	500,000	483,165
WellPoint Incorporated	4.65	1-15-2043	450,000	438,474
WellPoint Incorporated	5.25	1-15-2016	100,000	107,910
WellPoint Incorporated	5.85	1-15-2036	725,000	817,273
WellPoint Incorporated	5.88	6-15-2017	750,000	853,107
WellPoint Incorporated	7.00	2-15-2019	500,000	602,221

				27,946,862

Life Sciences Tools & Services: 0.09%
Life Technologies Corporation	3.50	1-15-2016	225,000	235,424
Life Technologies Corporation	4.40	3-1-2015	300,000	310,825
Life Technologies Corporation	5.00	1-15-2021	150,000	166,463
Life Technologies Corporation	6.00	3-1-2020	250,000	292,475
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	350,037
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	190,156
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	400,905
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	482,134
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	514,821
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,817
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	409,859
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	411,263
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,125,779
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	216,261

				5,148,219

Pharmaceuticals: 0.82%
Abbott Laboratories	4.13	5-27-2020	250,000	272,684
Abbott Laboratories	5.13	4-1-2019	139,000	159,417
Abbott Laboratories	5.30	5-27-2040	250,000	287,572
Abbott Laboratories	6.00	4-1-2039	150,000	185,307
Abbott Laboratories	6.15	11-30-2037	237,000	296,280
AbbVie Incorporated	1.20	11-6-2015	1,300,000	1,313,125
AbbVie Incorporated	1.75	11-6-2017	2,000,000	2,014,500
AbbVie Incorporated	2.00	11-6-2018	300,000	300,130
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,932,024
AbbVie Incorporated	4.40	11-6-2042	1,000,000	983,166
Allergan Incorporated	1.35	3-15-2018	50,000	49,341
Allergan Incorporated	2.80	3-15-2023	225,000	214,500
Allergan Incorporated	3.38	9-15-2020	500,000	519,465
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	248,696
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	228,654

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	3.25%	11-1-2023	$156,000	$153,771
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	203,813
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	605,507
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	701,112
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	16,236
Eli Lilly & Company	5.20	3-15-2017	500,000	558,884
Eli Lilly & Company	5.50	3-15-2027	400,000	471,858
Eli Lilly & Company	5.95	11-15-2037	500,000	602,895
Genentech Incorporated	4.75	7-15-2015	500,000	528,919
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	500,593
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,004,318
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	191,865
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	984,553
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	342,460
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,915,638
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,282,510
Johnson & Johnson	1.65	12-5-2018	700,000	703,508
Johnson & Johnson	2.15	5-15-2016	500,000	517,967
Johnson & Johnson	4.38	12-5-2033	583,000	614,957
Johnson & Johnson	4.50	9-1-2040	300,000	312,594
Johnson & Johnson	4.85	5-15-2041	200,000	220,090
Johnson & Johnson	4.95	5-15-2033	180,000	203,665
Johnson & Johnson	5.15	7-15-2018	500,000	577,442
Johnson & Johnson	5.55	8-15-2017	250,000	287,905
Johnson & Johnson	5.85	7-15-2038	500,000	619,336
Johnson & Johnson	6.73	11-15-2023	300,000	386,067
Merck & Company Incorporated	0.70	5-18-2016	400,000	400,950
Merck & Company Incorporated	1.30	5-18-2018	333,000	328,953
Merck & Company Incorporated	2.40	9-15-2022	500,000	470,182
Merck & Company Incorporated	2.80	5-18-2023	650,000	621,636
Merck & Company Incorporated	3.60	9-15-2042	250,000	218,234
Merck & Company Incorporated	3.88	1-15-2021	350,000	375,938
Merck & Company Incorporated	4.15	5-18-2043	500,000	482,340
Merck & Company Incorporated	4.75	3-1-2015	425,000	443,742
Merck & Company Incorporated	5.00	6-30-2019	250,000	286,981
Merck & Company Incorporated	5.75	11-15-2036	400,000	472,842
Merck & Company Incorporated	5.85	6-30-2039	150,000	182,090
Merck & Company Incorporated	5.95	12-1-2028	65,000	79,132
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,159,074
Merck & Company Incorporated	6.30	1-1-2026	250,000	313,009
Merck & Company Incorporated	6.40	3-1-2028	500,000	625,481
Merck Sharp & Dohme Corporation	4.00	6-30-2015	350,000	366,319
Mylan Incorporated	2.55	3-28-2019	112,000	112,053
Mylan Incorporated 144A	2.60	6-24-2018	250,000	254,183
Mylan Incorporated	5.40	11-29-2043	33,000	34,831
Novartis Capital Corporation	2.40	9-21-2022	500,000	473,007
Novartis Capital Corporation	2.90	4-24-2015	850,000	875,131
Novartis Capital Corporation	3.70	9-21-2042	250,000	227,584
Novartis Capital Corporation	4.40	4-24-2020	500,000	554,319
Pfizer Incorporated	4.30	6-15-2043	300,000	295,323

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	5.35%	3-15-2015	$1,200,000	$1,260,080
Pfizer Incorporated	5.45	4-1-2017	500,000	564,943
Pfizer Incorporated	6.00	2-15-2036	625,000	761,319
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,395,646
Pfizer Incorporated	6.50	2-1-2034	500,000	644,149
Pfizer Incorporated	7.20	3-15-2039	750,000	1,043,033
Pharmacia Corporation	6.60	12-1-2028	500,000	645,971
Schering-Plough Corporation	6.50	12-1-2033	570,000	740,615
Schering-Plough Corporation	6.55	9-15-2037	475,000	621,658
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	240,253
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	500,490
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	455,301
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	499,984
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	720,329
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	474,189
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	151,399
Wyeth LLC	5.50	2-15-2016	430,000	470,218
Wyeth LLC	5.95	4-1-2037	850,000	1,027,857
Zoetis Incorporated	1.15	2-1-2016	40,000	40,187
Zoetis Incorporated	3.25	2-1-2023	600,000	579,008
Zoetis Incorporated	4.70	2-1-2043	500,000	494,922

				47,498,209

Industrials: 1.50%

Aerospace & Defense: 0.40%
Boeing Company	0.95	5-15-2018	150,000	146,119
Boeing Company	4.88	2-15-2020	140,000	158,756
Boeing Company	5.88	2-15-2040	30,000	36,939
Boeing Company	6.00	3-15-2019	300,000	357,284
Boeing Company	6.13	2-15-2033	180,000	225,096
Boeing Company	6.88	3-15-2039	800,000	1,100,882
General Dynamics Corporation	1.00	11-15-2017	500,000	492,363
General Dynamics Corporation	2.25	7-15-2016	200,000	207,097
General Dynamics Corporation	2.25	11-15-2022	500,000	462,573
General Dynamics Corporation	3.88	7-15-2021	200,000	211,727
Honeywell International Incorporated	3.35	12-1-2023	200,000	201,073
Honeywell International Incorporated	4.25	3-1-2021	50,000	54,957
Honeywell International Incorporated	5.00	2-15-2019	750,000	850,124
Honeywell International Incorporated	5.30	3-1-2018	100,000	114,911
Honeywell International Incorporated	5.38	3-1-2041	365,000	424,413
Honeywell International Incorporated	5.70	3-15-2037	250,000	299,403
L-3 Communications Corporation	3.95	11-15-2016	500,000	532,205
L-3 Communications Corporation	4.95	2-15-2021	500,000	538,092
L-3 Communications Corporation	5.20	10-15-2019	500,000	552,325
Lockheed Martin Corporation	3.35	9-15-2021	250,000	255,776
Lockheed Martin Corporation	4.07	12-15-2042	542,000	504,999
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,092,873
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	209,864
Northrop Grumman Corporation	1.75	6-1-2018	300,000	297,446

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Northrop Grumman Corporation	3.25%	8-1-2023	$350,000	$336,371
Northrop Grumman Corporation	3.50	3-15-2021	300,000	305,533
Northrop Grumman Corporation	4.75	6-1-2043	500,000	498,803
Northrop Grumman Corporation	5.05	8-1-2019	85,000	95,027
Northrop Grumman Corporation	5.05	11-15-2040	100,000	104,275
Northrop Grumman Corporation	7.75	2-15-2031	300,000	394,148
Precision Castparts Corporation	1.25	1-15-2018	500,000	494,026
Precision Castparts Corporation	2.50	1-15-2023	250,000	234,099
Precision Castparts Corporation	3.90	1-15-2043	200,000	185,749
Raytheon Company	2.50	12-15-2022	350,000	328,427
Raytheon Company	4.40	2-15-2020	600,000	659,469
Raytheon Company	4.70	12-15-2041	500,000	516,961
Raytheon Company	7.20	8-15-2027	120,000	155,900
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	356,631
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	263,179
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,750
Textron Incorporated	3.65	3-1-2021	150,000	151,281
Textron Incorporated	4.30	3-1-2024	200,000	203,101
Textron Incorporated	4.63	9-21-2016	100,000	108,030
Textron Incorporated	7.25	10-1-2019	350,000	422,007
United Technologies Corporation	1.80	6-1-2017	533,000	544,394
United Technologies Corporation	3.10	6-1-2022	839,000	841,725
United Technologies Corporation	4.50	4-15-2020	500,000	555,138
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,563,852
United Technologies Corporation	4.88	5-1-2015	850,000	892,776
United Technologies Corporation	5.38	12-15-2017	500,000	574,350
United Technologies Corporation	5.70	4-15-2040	500,000	597,239
United Technologies Corporation	6.05	6-1-2036	400,000	493,976
United Technologies Corporation	6.13	2-1-2019	565,000	673,664
United Technologies Corporation	6.13	7-15-2038	500,000	628,548
United Technologies Corporation	7.50	9-15-2029	430,000	597,631

				23,160,357

Air Freight & Logistics: 0.09%
FedEx Corporation	2.63	8-1-2022	482,000	451,351
FedEx Corporation	3.88	8-1-2042	200,000	172,447
FedEx Corporation	4.00	1-15-2024	290,000	295,804
FedEx Corporation	4.90	1-15-2034	250,000	256,562
FedEx Corporation	5.10	1-15-2044	300,000	310,065
FedEx Corporation	8.00	1-15-2019	400,000	501,345
United Parcel Service Incorporated	1.13	10-1-2017	250,000	249,557
United Parcel Service Incorporated	2.45	10-1-2022	400,000	379,257
United Parcel Service Incorporated	3.13	1-15-2021	900,000	923,523
United Parcel Service Incorporated	5.13	4-1-2019	500,000	573,962
United Parcel Service Incorporated	5.50	1-15-2018	100,000	114,787
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,004,387

				5,233,047

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Airlines: 0.07%
American Airlines Incorporated 144A	4.00%	1-15-2027	$583,745	$591,042
American Airlines Incorporated 144A	4.95	7-15-2024	630,760	674,913
Continental Airlines Incorporated Series 071A	5.98	10-19-2023	365,485	413,912
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	116,247	132,812
Continental Airlines Incorporated Series A	4.75	7-12-2022	430,252	464,672
Continental Airlines Incorporated Series A	7.25	5-10-2021	165,215	191,237
Delta Air Lines Incorporated	4.95	11-23-2020	154,854	168,791
Delta Air Lines Incorporated	6.82	2-10-2024	74,820	87,449
Delta Air Lines Incorporated	7.75	6-17-2021	298,401	350,621
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	38,300
Northwest Airlines Incorporated	7.03	5-1-2021	166,004	187,385
United Airlines Incorporated	4.30	2-15-2027	333,000	341,658
United Airlines Incorporated	10.40	5-1-2018	138,763	156,594
US Airways Group Incorporated	3.95	5-15-2027	150,000	151,125
US Airways Group Incorporated	4.63	12-3-2026	249,142	260,353

				4,210,864

Building Products: 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	211,372
Owens Corning Incorporated	6.50	12-1-2016	102,000	113,444

				324,816

Commercial Services & Supplies: 0.17%
Avery Dennison Corporation	5.38	4-15-2020	350,000	369,246
Black & Decker Corporation	3.40	12-1-2021	400,000	405,428
Cintas Corporation No. 2	2.85	6-1-2016	200,000	207,261
Cintas Corporation No. 2	3.25	6-1-2022	100,000	98,540
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,414
Cintas Corporation No. 2	6.13	12-1-2017	200,000	229,760
Cintas Corporation No. 2	6.15	8-15-2036	50,000	59,560
Cooper US Incorporated	2.38	1-15-2016	200,000	205,952
Cooper US Incorporated	3.88	12-15-2020	200,000	209,403
Cooper US Incorporated	6.10	7-1-2017	100,000	114,201
CRH America Incorporated	6.00	9-30-2016	850,000	946,019
CRH America Incorporated	8.13	7-15-2018	200,000	246,759
Equifax Incorporated	3.30	12-15-2022	231,000	222,192
Equifax Incorporated	7.00	7-1-2037	50,000	59,971
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	265,180
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	542,194
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	111,929
Republic Services Incorporated	3.55	6-1-2022	1,000,000	999,627
Republic Services Incorporated	3.80	5-15-2018	100,000	107,122
Republic Services Incorporated	4.75	5-15-2023	300,000	321,813
Republic Services Incorporated	5.25	11-15-2021	50,000	56,197
Republic Services Incorporated	5.50	9-15-2019	125,000	142,584
Republic Services Incorporated	5.70	5-15-2041	550,000	621,532
Republic Services Incorporated	6.20	3-1-2040	250,000	299,356
Waste Management Incorporated	4.60	3-1-2021	200,000	217,349
Waste Management Incorporated	4.75	6-30-2020	500,000	550,615

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Waste Management Incorporated	6.10%	3-15-2018	$326,000	$378,298
Waste Management Incorporated	6.13	11-30-2039	500,000	610,418
Waste Management Incorporated	7.38	3-11-2019	500,000	611,873
Waste Management Incorporated	7.75	5-15-2032	400,000	548,973

				9,823,766

Construction & Engineering: 0.01%
URS Corporation	3.85	4-1-2017	500,000	522,464
URS Corporation	5.00	4-1-2022	250,000	251,213

				773,677

Electrical Equipment: 0.10%
Eaton Corporation	0.95	11-2-2015	500,000	502,624
Eaton Corporation	1.50	11-2-2017	500,000	500,604
Eaton Corporation	2.75	11-2-2022	1,000,000	953,409
Eaton Corporation	4.15	11-2-2042	500,000	466,246
Eaton Corporation	5.60	5-15-2018	500,000	568,817
Eaton Corporation	6.95	3-20-2019	200,000	239,812
Emerson Electric Company	4.13	4-15-2015	300,000	312,200
Emerson Electric Company	4.25	11-15-2020	200,000	219,248
Emerson Electric Company	4.75	10-15-2015	100,000	106,809
Emerson Electric Company	4.88	10-15-2019	200,000	225,389
Emerson Electric Company	5.25	10-15-2018	50,000	56,792
Emerson Electric Company	5.25	11-15-2039	500,000	556,346
Emerson Electric Company	5.38	10-15-2017	200,000	226,944
Emerson Electric Company	6.13	4-15-2039	100,000	122,825
Hubbell Incorporated	3.63	11-15-2022	200,000	200,738
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	365,343
Roper Industries Incorporated	6.25	9-1-2019	200,000	232,121

				5,856,267

Industrial Conglomerates: 0.12%
3M Company	1.00	6-26-2017	250,000	249,466
3M Company	2.00	6-26-2022	725,000	680,985
3M Company	5.70	3-15-2037	325,000	389,757
Danaher Corporation	2.30	6-23-2016	100,000	103,687
Danaher Corporation	3.90	6-23-2021	100,000	106,172
Danaher Corporation	5.40	3-1-2019	450,000	520,218
GATX Corporation	2.50	3-15-2019	167,000	167,235
GATX Corporation	3.50	7-15-2016	245,000	258,128
GATX Corporation	4.85	6-1-2021	100,000	108,531
General Electric Company	0.85	10-9-2015	700,000	704,318
General Electric Company	2.70	10-9-2022	1,000,000	967,454
General Electric Company	4.13	10-9-2042	750,000	726,716
General Electric Company	5.25	12-6-2017	1,600,000	1,825,298

				6,807,965

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.20%
Caterpillar Incorporated	0.95%	6-26-2015	$200,000	$201,562
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,008,858
Caterpillar Incorporated	2.60	6-26-2022	200,000	191,093
Caterpillar Incorporated	3.80	8-15-2042	650,000	577,242
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,066,450
Caterpillar Incorporated	5.20	5-27-2041	555,000	605,062
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,076,509
Crane Company	2.75	12-15-2018	150,000	152,082
Cummins Incorporated	3.65	10-1-2023	167,000	169,849
Cummins Incorporated	4.88	10-1-2043	86,000	91,855
Deere & Company	2.60	6-8-2022	500,000	481,021
Deere & Company	3.90	6-9-2042	500,000	463,210
Deere & Company	4.38	10-16-2019	400,000	445,925
Deere & Company	5.38	10-16-2029	300,000	350,420
Dover Corporation	4.30	3-1-2021	500,000	541,536
Dover Corporation	5.38	10-15-2035	200,000	221,518
Dover Corporation	5.45	3-15-2018	100,000	114,371
Dover Corporation	6.60	3-15-2038	60,000	77,289
Flowserve Corporation	4.00	11-15-2023	107,000	107,881
IDEX Corporation	4.50	12-15-2020	100,000	104,204
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	299,423
Illinois Tool Works Incorporated	1.95	3-1-2019	300,000	299,573
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	122,809
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	277,375
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	310,540
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	185,711
Joy Global Incorporated	6.00	11-15-2016	500,000	554,261
Kennametal Incorporated	2.65	11-1-2019	150,000	148,131
Kennametal Incorporated	3.88	2-15-2022	98,000	95,835
Parker Hannifin Corporation	3.50	9-15-2022	100,000	101,069
Parker Hannifin Corporation	5.50	5-15-2018	135,000	154,854
Parker Hannifin Corporation	6.25	5-15-2038	60,000	74,004
Snap-on Incorporated	6.13	9-1-2021	150,000	174,298
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	336,844
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	107,500
Wabtec Corporation	4.38	8-15-2023	100,000	102,904

				11,393,068

Professional Services: 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	118,218
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	249,451
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	251,791

				619,460

Road & Rail: 0.30%
BNSF Railway Company	5.75	5-1-2040	550,000	633,209
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	285,677
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	976,636
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	211,014

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	4.40%	3-15-2042	$1,000,000	$949,811
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	286,589
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	139,771
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	206,211
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	319,530
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	407,947
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	777,459
Canadian National Railway Company	6.38	11-15-2037	550,000	705,469
Con-Way Incorporated	7.25	1-15-2018	350,000	411,661
CSX Corporation	3.70	10-30-2020	250,000	263,254
CSX Corporation	4.10	3-15-2044	400,000	362,493
CSX Corporation	4.25	6-1-2021	200,000	214,070
CSX Corporation	4.75	5-30-2042	230,000	231,585
CSX Corporation	5.60	5-1-2017	100,000	112,933
CSX Corporation	6.00	10-1-2036	300,000	352,274
CSX Corporation	6.15	5-1-2037	320,000	383,256
CSX Corporation	6.22	4-30-2040	200,000	241,535
CSX Corporation	6.25	4-1-2015	700,000	742,974
CSX Corporation	7.38	2-1-2019	500,000	617,063
Kansas City Southern Railway 144A	4.30	5-15-2043	200,000	182,766
Norfolk Southern Corporation	2.90	2-15-2023	886,000	848,652
Norfolk Southern Corporation	3.00	4-1-2022	500,000	489,970
Norfolk Southern Corporation	3.85	1-15-2024	200,000	204,757
Norfolk Southern Corporation	3.95	10-1-2042	120,000	106,879
Norfolk Southern Corporation	4.84	10-1-2041	685,000	701,022
Norfolk Southern Corporation	5.59	5-17-2025	53,000	59,754
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,268,920
Norfolk Southern Corporation	5.90	6-15-2019	65,000	76,071
Ryder System Incorporated	2.45	11-15-2018	350,000	350,766
Ryder System Incorporated	2.50	3-1-2017	200,000	205,518
Ryder System Incorporated	3.15	3-2-2015	115,000	117,836
Ryder System Incorporated	3.50	6-1-2017	200,000	212,298
Ryder System Incorporated	5.85	11-1-2016	250,000	279,583
Union Pacific Corporation	2.25	2-15-2019	200,000	202,432
Union Pacific Corporation	3.75	3-15-2024	200,000	203,020
Union Pacific Corporation	4.00	2-1-2021	500,000	534,356
Union Pacific Corporation	4.16	7-15-2022	437,000	463,815
Union Pacific Corporation	4.30	6-15-2042	250,000	239,913
Union Pacific Corporation	4.82	2-1-2044	947,000	986,328
Union Pacific Corporation	4.85	6-15-2044	200,000	208,231

				17,775,308

Trading Companies & Distributors: 0.02%
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,265,625

Information Technology : 1.25%

Communications Equipment: 0.17%
Cisco Systems Incorporated	1.10	3-3-2017	1,045,000	1,048,822
Cisco Systems Incorporated	2.90	3-4-2021	300,000	302,756

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Communications Equipment (continued)
Cisco Systems Incorporated	3.15%	3-14-2017	$1,000,000	$1,064,652
Cisco Systems Incorporated	3.63	3-4-2024	500,000	503,773
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,054,768
Cisco Systems Incorporated	4.95	2-15-2019	800,000	910,974
Cisco Systems Incorporated	5.50	2-22-2016	775,000	850,131
Cisco Systems Incorporated	5.50	1-15-2040	700,000	792,964
Cisco Systems Incorporated	5.90	2-15-2039	800,000	942,114
Harris Corporation	4.40	12-15-2020	300,000	317,266
Harris Corporation	5.95	12-1-2017	400,000	460,443
Juniper Networks Incorporated	3.10	3-15-2016	250,000	258,206
Motorola Incorporated	3.50	3-1-2023	550,000	526,006
Motorola Incorporated	6.00	11-15-2017	700,000	801,210
Motorola Incorporated	7.50	5-15-2025	120,000	146,107

				9,980,192

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	148,488
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	535,934
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	300,880
Amphenol Corporation	2.55	1-30-2019	200,000	200,813
Amphenol Corporation	4.00	2-1-2022	300,000	301,483
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	319,370
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	111,597
Avnet Incorporated	5.88	6-15-2020	100,000	111,250
Avnet Incorporated	6.63	9-15-2016	300,000	335,997
Corning Incorporated	1.45	11-15-2017	400,000	394,227
Corning Incorporated	3.70	11-15-2023	113,000	114,761
Corning Incorporated	4.25	8-15-2020	250,000	274,795
Corning Incorporated	5.75	8-15-2040	150,000	173,576
Corning Incorporated	6.63	5-15-2019	20,000	24,255
Tech Data Corporation	3.75	9-21-2017	100,000	103,952

				3,451,378

Internet Software & Services: 0.05%
eBay Incorporated	0.70	7-15-2015	100,000	100,405
eBay Incorporated	1.35	7-15-2017	400,000	400,972
eBay Incorporated	1.63	10-15-2015	400,000	407,528
eBay Incorporated	2.60	7-15-2022	350,000	329,648
eBay Incorporated	3.25	10-15-2020	200,000	206,746
eBay Incorporated	4.00	7-15-2042	250,000	218,656
Google Incorporated	2.13	5-19-2016	500,000	517,448
Google Incorporated	3.38	2-25-2024	125,000	126,058
Google Incorporated	3.63	5-19-2021	500,000	532,627

				2,840,088

IT Services: 0.27%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	102,183
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,635
Computer Sciences Corporation	4.45	9-15-2022	200,000	205,214

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Computer Sciences Corporation	6.50%	3-15-2018	$425,000	$495,069
Fiserv Incorporated	3.50	10-1-2022	400,000	388,578
Fiserv Incorporated	4.75	6-15-2021	500,000	529,774
Fiserv Incorporated	6.80	11-20-2017	100,000	115,997
IBM Corporation	0.45	5-6-2016	400,000	398,784
IBM Corporation	0.75	5-11-2015	400,000	402,403
IBM Corporation	1.25	2-8-2018	500,000	496,008
IBM Corporation	1.88	5-15-2019	500,000	497,171
IBM Corporation	1.88	8-1-2022	400,000	358,870
IBM Corporation	1.95	7-22-2016	725,000	747,379
IBM Corporation	1.95	2-12-2019	300,000	300,280
IBM Corporation	3.38	8-1-2023	1,400,000	1,389,961
IBM Corporation	3.63	2-12-2024	500,000	502,912
IBM Corporation	4.00	6-20-2042	500,000	462,845
IBM Corporation	5.60	11-30-2039	900,000	1,050,731
IBM Corporation	5.70	9-14-2017	1,000,000	1,151,273
IBM Corporation	5.88	11-29-2032	250,000	304,475
IBM Corporation	7.00	10-30-2025	300,000	387,886
IBM Corporation	7.63	10-15-2018	500,000	625,539
SAIC Incorporated	4.45	12-1-2020	500,000	513,030
SAIC Incorporated	5.95	12-1-2040	100,000	98,349
Total System Services Incorporated	2.38	6-1-2018	205,000	204,054
Total System Services Incorporated	3.75	6-1-2023	150,000	142,276
Western Union Company	2.88	12-10-2017	250,000	257,194
Western Union Company	5.25	4-1-2020	80,000	86,293
Western Union Company	5.93	10-1-2016	425,000	472,426
Western Union Company	6.20	11-17-2036	175,000	172,782
Western Union Company	6.20	6-21-2040	200,000	196,546
Xerox Corporation	2.95	3-15-2017	1,000,000	1,046,829
Xerox Corporation	5.63	12-15-2019	200,000	228,562
Xerox Corporation	6.35	5-15-2018	150,000	175,331
Xerox Corporation	6.40	3-15-2016	500,000	552,982
Xerox Corporation	6.75	2-1-2017	250,000	286,977
Xerox Corporation	6.75	12-15-2039	100,000	113,275

				15,573,873

Semiconductors & Semiconductor Equipment: 0.14%
Altera Corporation	2.50	11-15-2018	250,000	252,430
Analog Devices Incorporated	2.88	6-1-2023	150,000	141,459
Applied Materials Incorporated	2.65	6-15-2016	500,000	518,285
Applied Materials Incorporated	4.30	6-15-2021	300,000	318,962
Applied Materials Incorporated	5.85	6-15-2041	200,000	221,796
Broadcom Corporation	2.38	11-1-2015	200,000	205,332
Broadcom Corporation	2.50	8-15-2022	250,000	229,185
Intel Corporation	1.35	12-15-2017	1,150,000	1,149,749
Intel Corporation	1.95	10-1-2016	600,000	618,287
Intel Corporation	2.70	12-15-2022	550,000	522,398
Intel Corporation	3.30	10-1-2021	847,000	869,019
Intel Corporation	4.00	12-15-2032	500,000	486,769
Intel Corporation	4.25	12-15-2042	250,000	235,539

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corporation	4.80%	10-1-2041	$643,000	$659,416
KLA Tencor Corporation	6.90	5-1-2018	300,000	353,859
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	188,791
National Semiconductor Corporation	3.95	4-15-2015	350,000	363,595
Texas Instruments Incorporated	0.45	8-3-2015	100,000	100,111
Texas Instruments Incorporated	1.00	5-1-2018	200,000	195,826
Texas Instruments Incorporated	1.65	8-3-2019	250,000	245,028
Texas Instruments Incorporated	2.25	5-1-2023	250,000	228,007
Texas Instruments Incorporated	2.38	5-16-2016	300,000	311,128

				8,414,971

Software: 0.29%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	359,641
Autodesk Incorporated	1.95	12-15-2017	250,000	252,039
Autodesk Incorporated	3.60	12-15-2022	250,000	240,767
CA Incorporated	5.38	12-1-2019	500,000	564,686
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	112,268
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	124,450
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	312,584
Intuit Incorporated	5.75	3-15-2017	200,000	225,348
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,020,056
Microsoft Corporation	1.63	12-6-2018	400,000	399,724
Microsoft Corporation	2.38	5-1-2023	1,000,000	936,873
Microsoft Corporation	3.00	10-1-2020	400,000	413,522
Microsoft Corporation	3.50	11-15-2042	500,000	432,555
Microsoft Corporation	3.63	12-15-2023	500,000	513,815
Microsoft Corporation	3.75	5-1-2043	47,000	42,044
Microsoft Corporation	4.00	2-8-2021	500,000	546,257
Microsoft Corporation	4.20	6-1-2019	375,000	418,998
Microsoft Corporation	4.50	10-1-2040	500,000	506,610
Microsoft Corporation	4.88	12-15-2043	200,000	215,026
Microsoft Corporation	5.20	6-1-2039	110,000	122,341
Microsoft Corporation	5.30	2-8-2041	500,000	565,028
Oracle Corporation	1.20	10-15-2017	1,350,000	1,346,396
Oracle Corporation	2.38	1-15-2019	600,000	613,168
Oracle Corporation	2.50	10-15-2022	800,000	753,808
Oracle Corporation	3.63	7-15-2023	400,000	406,037
Oracle Corporation	3.88	7-15-2020	350,000	377,705
Oracle Corporation	5.00	7-8-2019	600,000	684,865
Oracle Corporation	5.25	1-15-2016	850,000	923,347
Oracle Corporation	5.38	7-15-2040	1,350,000	1,523,343
Oracle Corporation	5.75	4-15-2018	1,000,000	1,161,002
Oracle Corporation	6.13	7-8-2039	200,000	244,496
Oracle Corporation	6.50	4-15-2038	250,000	317,261
Symantec Corporation	3.95	6-15-2022	200,000	199,925
Symantec Corporation	4.20	9-15-2020	300,000	315,917

				17,191,902

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 0.27%
Apple Incorporated	0.45%	5-3-2016	$500,000	$499,450
Apple Incorporated	1.00	5-3-2018	1,500,000	1,464,497
Apple Incorporated	2.40	5-3-2023	2,150,000	1,989,208
Apple Incorporated	3.85	5-4-2043	1,400,000	1,227,206
EMC Corporation	1.88	6-1-2018	950,000	952,113
EMC Corporation	3.38	6-1-2023	850,000	841,332
Hewlett-Packard Company	2.13	9-13-2015	500,000	509,841
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,033,615
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,037,082
Hewlett-Packard Company	2.75	1-14-2019	500,000	507,282
Hewlett-Packard Company	3.00	9-15-2016	500,000	522,963
Hewlett-Packard Company	3.75	12-1-2020	250,000	255,372
Hewlett-Packard Company	4.05	9-15-2022	250,000	254,428
Hewlett-Packard Company	4.30	6-1-2021	500,000	523,577
Hewlett-Packard Company	4.38	9-15-2021	500,000	521,169
Hewlett-Packard Company	4.65	12-9-2021	500,000	530,908
Hewlett-Packard Company	5.40	3-1-2017	500,000	557,164
Hewlett-Packard Company	5.50	3-1-2018	500,000	565,746
Hewlett-Packard Company	6.00	9-15-2041	475,000	509,546
IBM Corporation	1.63	5-15-2020	500,000	477,535
Lexmark International Incorporated	6.65	6-1-2018	250,000	282,438
NetApp Incorporated	2.00	12-15-2017	250,000	254,519
NetApp Incorporated	3.25	12-15-2022	250,000	232,621

				15,549,612

Materials: 0.84%

Chemicals: 0.40%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	130,724
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,304
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	247,044
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	166,049
Airgas Incorporated	2.90	11-15-2022	500,000	468,532
Albemarle Corporation	4.50	12-15-2020	300,000	312,976
Cabot Corporation	5.00	10-1-2016	100,000	109,326
CF Industries Incorporated	3.45	6-1-2023	437,000	415,489
CF Industries Incorporated	4.95	6-1-2043	425,000	406,946
CF Industries Incorporated	6.88	5-1-2018	500,000	582,799
Dow Chemical Company	2.50	2-15-2016	125,000	128,868
Dow Chemical Company	3.00	11-15-2022	500,000	476,867
Dow Chemical Company	4.13	11-15-2021	500,000	525,520
Dow Chemical Company	4.25	11-15-2020	575,000	615,755
Dow Chemical Company	4.38	11-15-2042	500,000	460,128
Dow Chemical Company	5.25	11-15-2041	250,000	259,795
Dow Chemical Company	5.70	5-15-2018	197,000	226,094
Dow Chemical Company	7.38	11-1-2029	600,000	777,620
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,140,751
Dow Chemical Company	9.40	5-15-2039	385,000	598,969
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	520,720
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	473,140

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Chemical (continued)
E.I. du Pont de Nemours & Company	3.63%	1-15-2021	$500,000	$520,979
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	281,489
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	447,830
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	221,536
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	313,553
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	279,902
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	28,409
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	730,318
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	314,322
Eastman Chemical Company	2.40	6-1-2017	400,000	410,494
Eastman Chemical Company	3.60	8-15-2022	400,000	396,122
Eastman Chemical Company	4.50	1-15-2021	500,000	527,599
Eastman Chemical Company	4.80	9-1-2042	200,000	196,198
Ecolab Incorporated	1.00	8-9-2015	94,000	94,478
Ecolab Incorporated	3.00	12-8-2016	500,000	525,858
Ecolab Incorporated	4.35	12-8-2021	500,000	536,197
Ecolab Incorporated	5.50	12-8-2041	300,000	337,743
FMC Corporation	3.95	2-1-2022	125,000	127,530
FMC Corporation	4.10	2-1-2024	250,000	257,552
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	95,733
Lubrizol Corporation	8.88	2-1-2019	250,000	326,645
Monsanto Company	2.75	4-15-2016	200,000	208,356
Monsanto Company	3.60	7-15-2042	150,000	131,435
Monsanto Company	5.13	4-15-2018	500,000	566,648
Monsanto Company	5.50	8-15-2025	100,000	116,824
Mosaic Company	3.75	11-15-2021	115,000	116,109
Mosaic Company	4.25	11-15-2023	425,000	431,236
Mosaic Company	5.45	11-15-2033	304,000	323,561
Mosaic Company	5.63	11-15-2043	250,000	265,379
NewMarket Corporation	4.10	12-15-2022	50,000	49,616
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,817
PPG Industries Incorporated	3.60	11-15-2020	100,000	103,121
PPG Industries Incorporated	5.50	11-15-2040	150,000	168,261
PPG Industries Incorporated	6.65	3-15-2018	300,000	351,312
PPG Industries Incorporated	7.70	3-15-2038	250,000	333,710
Praxair Incorporated	1.05	11-7-2017	438,000	431,665
Praxair Incorporated	1.25	11-7-2018	100,000	97,106
Praxair Incorporated	2.20	8-15-2022	500,000	464,144
Praxair Incorporated	2.45	2-15-2022	200,000	190,162
Praxair Incorporated	2.70	2-21-2023	150,000	142,901
Praxair Incorporated	3.55	11-7-2042	150,000	130,333
Praxair Incorporated	4.05	3-15-2021	200,000	213,154
Praxair Incorporated	5.20	3-15-2017	50,000	55,683
Praxair Incorporated	5.38	11-1-2016	75,000	83,323
RPM International Incorporated	6.13	10-15-2019	200,000	228,277
RPM International Incorporated	6.50	2-15-2018	250,000	287,640
Sherwin-Williams Company	1.35	12-15-2017	250,000	246,848
Sherwin-Williams Company	4.00	12-15-2042	132,000	120,116
Valspar Corporation	4.20	1-15-2022	100,000	102,924
Valspar Corporation	7.25	6-15-2019	100,000	119,036

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Westlake Chemical Corporation	3.60%	7-15-2022	$29,000	$28,313

				23,228,913

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	142,330

Containers & Packaging: 0.01%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,999
Packaging Corporation of America	3.90	6-15-2022	200,000	199,925
Packaging Corporation of America	4.50	11-1-2023	50,000	52,163
Sonoco Products Company	4.38	11-1-2021	100,000	103,454

				367,541

Metals & Mining: 0.33%
Alcoa Incorporated	5.40	4-15-2021	500,000	526,644
Alcoa Incorporated	5.55	2-1-2017	25,000	27,178
Alcoa Incorporated	5.72	2-23-2019	350,000	381,638
Alcoa Incorporated	5.87	2-23-2022	500,000	533,200
Alcoa Incorporated	5.90	2-1-2027	300,000	309,156
Alcoa Incorporated	5.95	2-1-2037	258,000	254,656
Alcoa Incorporated	6.15	8-15-2020	500,000	551,569
Alcoa Incorporated	6.75	7-15-2018	50,000	57,016
Alcoa Incorporated	6.75	1-15-2028	200,000	218,415
Allegheny Technologies Incorporated	5.88	8-15-2023	250,000	260,274
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	53,010
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	183,852
Barrick Gold Corporation	6.95	4-1-2019	300,000	355,984
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	607,585
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	288,168
Barrick North America Finance LLC	6.80	9-15-2018	250,000	292,362
Carpenter Technology Corporation	4.45	3-1-2023	80,000	79,387
Cliffs Natural Resources «	3.95	1-15-2018	250,000	253,660
Cliffs Natural Resources «	4.80	10-1-2020	255,000	250,207
Cliffs Natural Resources	6.25	10-1-2040	420,000	362,660
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,519,658
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,929,042
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	726,094
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	839,628
Newmont Mining Corporation	3.50	3-15-2022	600,000	546,483
Newmont Mining Corporation	4.88	3-15-2042	500,000	408,190
Newmont Mining Corporation	5.13	10-1-2019	475,000	507,802
Newmont Mining Corporation	6.25	10-1-2039	475,000	458,267
Nucor Corporation	4.00	8-1-2023	189,000	190,666
Nucor Corporation	5.20	8-1-2043	200,000	204,993
Nucor Corporation	5.75	12-1-2017	500,000	570,976
Nucor Corporation	5.85	6-1-2018	150,000	171,253
Nucor Corporation	6.40	12-1-2037	200,000	234,469
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	150,820
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	189,388
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	701,191
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	503,520

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Rio Tinto Finance (USA) Limited	2.25%	9-20-2016	$200,000	$206,048
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	634,342
Southern Copper Corporation	5.25	11-8-2042	500,000	428,066
Southern Copper Corporation	5.38	4-16-2020	90,000	98,383
Southern Copper Corporation	6.75	4-16-2040	440,000	448,963
Southern Copper Corporation	7.50	7-27-2035	600,000	658,817
Teck Resources Limited Company	3.15	1-15-2017	250,000	261,323

				19,435,003

Paper & Forest Products: 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	499,827
Georgia-Pacific LLC	7.25	6-1-2028	325,000	410,111
Georgia-Pacific LLC	8.00	1-15-2024	200,000	264,942
Georgia-Pacific LLC	8.88	5-15-2031	500,000	726,503
International Paper Company	4.75	2-15-2022	75,000	81,358
International Paper Company	5.30	4-1-2015	430,000	450,372
International Paper Company	6.00	11-15-2041	535,000	620,649
International Paper Company	7.30	11-15-2039	250,000	326,738
International Paper Company	7.50	8-15-2021	450,000	568,584
International Paper Company	7.95	6-15-2018	1,000,000	1,232,555
MeadWestvaco Corporation	7.95	2-15-2031	50,000	60,673
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	254,464
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	527,373

				6,024,149

Telecommunication Services: 1.07%

Diversified Telecommunication Services: 1.05%
Alltel Corporation	7.00	3-15-2016	250,000	279,759
Alltel Corporation	7.88	7-1-2032	350,000	473,648
AT&T Corporation	1.40	12-1-2017	1,000,000	992,914
AT&T Incorporated	0.80	12-1-2015	500,000	501,024
AT&T Incorporated	0.90	2-12-2016	250,000	250,858
AT&T Incorporated	1.60	2-15-2017	500,000	505,394
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,009,594
AT&T Incorporated	2.40	8-15-2016	620,000	640,431
AT&T Incorporated	2.50	8-15-2015	500,000	513,706
AT&T Incorporated	2.63	12-1-2022	1,000,000	925,662
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,201,328
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,447,878
AT&T Incorporated	3.88	8-15-2021	45,000	46,621
AT&T Incorporated	4.30	12-15-2042	500,000	444,440
AT&T Incorporated	4.35	6-15-2045	1,250,000	1,106,839
AT&T Incorporated	4.45	5-15-2021	650,000	700,315
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,435,000
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,137,301
AT&T Incorporated	5.55	8-15-2041	60,000	63,187
AT&T Incorporated	5.60	5-15-2018	500,000	573,362
AT&T Incorporated	5.80	2-15-2019	800,000	934,218
AT&T Incorporated	6.15	9-15-2034	500,000	553,790

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	6.30%	1-15-2038	$1,500,000	$1,711,689
AT&T Incorporated	6.50	9-1-2037	970,000	1,128,973
AT&T Incorporated	6.55	2-15-2039	800,000	945,575
AT&T Incorporated	8.00	11-15-2031	536,000	736,156
Embarq Corporation	7.08	6-1-2016	1,000,000	1,119,792
Embarq Corporation	8.00	6-1-2036	1,500,000	1,598,963
France Telecom	5.38	1-13-2042	500,000	510,181
Qwest Corporation	6.88	9-15-2033	300,000	298,087
SBC Communications	5.63	6-15-2016	350,000	386,767
Verizon Communications Incorporated	0.70	11-2-2015	500,000	500,401
Verizon Communications Incorporated	2.00	11-1-2016	500,000	512,521
Verizon Communications Incorporated	2.45	11-1-2022	600,000	546,763
Verizon Communications Incorporated	2.50	9-15-2016	652,000	676,662
Verizon Communications Incorporated	3.00	4-1-2016	500,000	522,125
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,009,707
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,664,200
Verizon Communications Incorporated	3.85	11-1-2042	400,000	339,779
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,114,802
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,083,697
Verizon Communications Incorporated	4.75	11-1-2041	500,000	482,451
Verizon Communications Incorporated	4.90	9-15-2015	325,000	346,008
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	4,930,988
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,134,544
Verizon Communications Incorporated	6.00	4-1-2041	500,000	566,857
Verizon Communications Incorporated	6.10	4-15-2018	500,000	580,937
Verizon Communications Incorporated	6.25	4-1-2037	250,000	290,416
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,185,458
Verizon Communications Incorporated	6.40	9-15-2033	2,864,000	3,406,132
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,170,107
Verizon Communications Incorporated	6.55	9-15-2043	6,500,000	7,959,133
Verizon Communications Incorporated	6.90	4-15-2038	500,000	617,223
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,102,246
Verizon Communications Incorporated	8.75	11-1-2018	258,000	331,454
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	674,874
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,120,382
Verizon Wireless Capital LLC	8.50	11-15-2018	900,000	1,149,218

				61,192,537

Wireless Telecommunication Services: 0.02%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,269
CC Holdings GS V LLC	3.85	4-15-2023	500,000	487,375
US Cellular Corporation	6.70	12-15-2033	200,000	196,011

				783,655

Utilities: 1.84%

Electric Utilities: 1.44%
Alabama Power Company	0.55	10-15-2015	31,000	31,039
Alabama Power Company	3.55	12-1-2023	250,000	253,811
Alabama Power Company	3.85	12-1-2042	200,000	182,609

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Alabama Power Company	5.50%	3-15-2041	$65,000	$75,275
Alabama Power Company	6.00	3-1-2039	500,000	612,295
Alabama Power Company	6.13	5-15-2038	105,000	129,903
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	191,673
Appalachian Power Company	5.80	10-1-2035	315,000	357,721
Appalachian Power Company	6.38	4-1-2036	300,000	355,430
Appalachian Power Company	7.00	4-1-2038	600,000	773,405
Appalachian Power Company	7.95	1-15-2020	250,000	320,228
Arizona Public Service Company	4.50	4-1-2042	100,000	100,717
Arizona Public Service Company	4.70	1-15-2044	250,000	258,790
Arizona Public Service Company	8.75	3-1-2019	500,000	643,275
Atlantic City Electric Company	7.75	11-15-2018	65,000	80,839
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	513,420
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	394,575
Carolina Power & Light Company	2.80	5-15-2022	250,000	245,765
Carolina Power & Light Company	5.25	12-15-2015	180,000	194,940
Carolina Power & Light Company	5.30	1-15-2019	500,000	575,558
CenterPoint Energy Houston	2.25	8-1-2022	300,000	280,517
CenterPoint Energy Houston	3.55	8-1-2042	250,000	218,488
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	334,518
Cleco Power LLC	6.00	12-1-2040	300,000	349,618
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	536,787
Columbus Southern Power Company	6.05	5-1-2018	200,000	230,326
Commonwealth Edison Company	2.15	1-15-2019	500,000	502,758
Commonwealth Edison Company	3.80	10-1-2042	100,000	91,283
Commonwealth Edison Company	4.70	4-15-2015	250,000	261,044
Commonwealth Edison Company	4.70	1-15-2044	250,000	262,177
Commonwealth Edison Company	5.80	3-15-2018	500,000	576,105
Commonwealth Edison Company	5.90	3-15-2036	250,000	301,162
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	76,894
Connecticut Light & Power Company	5.65	5-1-2018	100,000	114,741
Connecticut Light & Power Company	6.35	6-1-2036	200,000	252,141
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	608,102
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	245,708
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	111,334
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	55,701
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	294,996
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	317,537
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	116,046
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	399,415
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	699,508
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	241,801
Consumers Energy Company	5.65	9-15-2018	150,000	174,363
Consumers Energy Company	6.70	9-15-2019	500,000	613,873
Dayton Power & Light Company 144A	1.88	9-15-2016	75,000	76,348
Delmarva Power & Light Company	4.00	6-1-2042	300,000	282,317
Detroit Edison Company	2.65	6-15-2022	200,000	193,401
Detroit Edison Company	3.45	10-1-2020	500,000	525,827
DTE Electric Company	3.65	3-15-2024	150,000	154,002
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	768,879

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC	4.00%	9-30-2042	$250,000	$239,120
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	495,556
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	301,760
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	122,394
Duke Energy Corporation	3.05	8-15-2022	100,000	97,558
Duke Energy Corporation	3.35	4-1-2015	750,000	771,753
Duke Energy Corporation	3.95	10-15-2023	200,000	205,070
Duke Energy Corporation	6.45	10-15-2032	375,000	467,319
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	92,543
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	533,803
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	162,684
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	965,675
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	84,229
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	289,571
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	253,121
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	144,935
Entergy Corporation	3.63	9-15-2015	200,000	206,853
Entergy Corporation	4.70	1-15-2017	250,000	266,117
Entergy Corporation	5.13	9-15-2020	250,000	269,138
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	137,938
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	114,495
Entergy Louisiana LLC	4.05	9-1-2023	400,000	419,124
Entergy Louisiana LLC	5.40	11-1-2024	250,000	289,648
Entergy Texas Incorporated	7.13	2-1-2019	200,000	238,473
Exelon Corporation	4.90	6-15-2015	375,000	393,905
Exelon Corporation	5.63	6-15-2035	365,000	385,528
Exelon Generation Company LLC	4.25	6-15-2022	225,000	225,694
Exelon Generation Company LLC	5.20	10-1-2019	500,000	549,584
Exelon Generation Company LLC	5.60	6-15-2042	605,000	614,898
Exelon Generation Company LLC	6.25	10-1-2039	500,000	539,245
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	175,086
Florida Power & Light Company	4.05	6-1-2042	250,000	240,425
Florida Power & Light Company	4.13	2-1-2042	300,000	294,145
Florida Power & Light Company	5.25	2-1-2041	200,000	230,645
Florida Power & Light Company	5.63	4-1-2034	250,000	297,803
Florida Power & Light Company	5.65	2-1-2037	380,000	450,255
Florida Power & Light Company	5.69	3-1-2040	585,000	704,781
Florida Power & Light Company	5.85	5-1-2037	100,000	121,998
Florida Power & Light Company	5.95	2-1-2038	320,000	396,446
Florida Power & Light Company	5.96	4-1-2039	250,000	311,737
Florida Power & Light Company	6.20	6-1-2036	500,000	628,054
Florida Power Corporation	5.65	6-15-2018	300,000	347,609
Florida Power Corporation	5.65	4-1-2040	125,000	149,422
Florida Power Corporation	5.80	9-15-2017	200,000	230,218
Florida Power Corporation	6.40	6-15-2038	500,000	649,580
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	860,645
Georgia Power Company	4.25	12-1-2019	375,000	413,244
Georgia Power Company	4.30	3-15-2042	1,000,000	962,942
Georgia Power Company	4.30	3-15-2043	350,000	337,899
Georgia Power Company	5.40	6-1-2018	200,000	229,517

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Georgia Power Company	5.40%	6-1-2040	$250,000	$280,901
Georgia Power Company	5.95	2-1-2039	250,000	298,266
Georgia Power Company Series B	5.70	6-1-2017	100,000	113,821
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	53,769
Iberdrola International BV	6.75	7-15-2036	500,000	575,938
Indiana Michigan Power Company	3.20	3-15-2023	100,000	96,904
Indiana Michigan Power Company	7.00	3-15-2019	500,000	604,629
Interstate Power & Light Company	4.70	10-15-2043	300,000	317,642
Interstate Power & Light Company	6.25	7-15-2039	30,000	37,759
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	109,047
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	301,282
Kansas City Power & Light Company	3.15	3-15-2023	200,000	191,551
Kansas City Power & Light Company	6.38	3-1-2018	250,000	290,794
Kansas City Power & Light Company	7.15	4-1-2019	200,000	247,156
Kentucky Utilities Company	3.25	11-1-2020	500,000	520,045
Kentucky Utilities Company	5.13	11-1-2040	500,000	560,354
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	101,934
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	103,960
MidAmerican Energy Holdings Company 144A	1.10	5-15-2017	300,000	299,288
MidAmerican Energy Holdings Company 144A	2.00	11-15-2018	250,000	248,996
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	511,208
MidAmerican Energy Holdings Company 144A	3.75	11-15-2023	500,000	501,403
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	321,029
MidAmerican Energy Holdings Company 144A	5.15	11-15-2043	400,000	428,304
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	283,639
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	90,128
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	350,964
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	838,813
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	624,410
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	194,640
Nevada Power Company	5.45	5-15-2041	120,000	139,338
Nevada Power Company	6.75	7-1-2037	200,000	261,619
Nevada Power Company	7.13	3-15-2019	300,000	371,733
Nevada Power Company Series O	6.50	5-15-2018	550,000	651,763
NiSource Finance Corporation	4.80	2-15-2044	350,000	335,783
NiSource Finance Corporation	5.25	9-15-2017	180,000	201,620
NiSource Finance Corporation	5.45	9-15-2020	415,000	471,181
NiSource Finance Corporation	5.65	2-1-2045	200,000	214,149
NiSource Finance Corporation	6.13	3-1-2022	100,000	115,706
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,169,029
NiSource Finance Corporation	6.80	1-15-2019	90,000	107,698
Northeast Utilities	1.45	5-1-2018	350,000	342,495
Northeast Utilities	2.80	5-1-2023	175,000	165,013
Northern States Power Company of Minnesota	1.95	8-15-2015	150,000	153,562
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	233,453
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	141,674
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	216,048
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	567,348
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	45,909
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	382,100

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
NSTAR Electric Company	2.38%	10-15-2022	$200,000	$186,876
NSTAR Electric Company	5.50	3-15-2040	100,000	118,075
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	328,891
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	178,150
Ohio Edison Company	6.88	7-15-2036	250,000	312,077
Ohio Edison Company	8.25	10-15-2038	200,000	298,430
Ohio Power Company	5.38	10-1-2021	65,000	74,983
Ohio Power Company	6.00	6-1-2016	250,000	278,304
Ohio Power Company	6.60	2-15-2033	194,000	240,596
Ohio Power Company	6.60	3-1-2033	150,000	184,789
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	112,799
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	120,226
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	524,039
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	201,727
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	271,339
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	595,675
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	221,667
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	272,454
PacifiCorp	4.10	2-1-2042	100,000	96,531
PacifiCorp	5.65	7-15-2018	600,000	695,364
PacifiCorp	5.75	4-1-2037	250,000	300,032
PacifiCorp	6.00	1-15-2039	500,000	622,375
PacifiCorp	6.25	10-15-2037	720,000	908,808
PECO Energy Company	2.38	9-15-2022	1,000,000	945,691
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	358,475
Portland General Electric Company	6.10	4-15-2019	250,000	296,751
Potomac Electric Power	6.50	11-15-2037	200,000	260,880
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,433
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	482,071
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	206,277
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	119,727
PPL Electric Utilities	4.75	7-15-2043	150,000	160,281
PPL Electric Utilities	5.20	7-15-2041	200,000	225,823
PPL Electric Utilities	6.25	5-15-2039	45,000	57,074
PPL Energy Supply LLC «	4.60	12-15-2021	275,000	275,791
PPL Energy Supply LLC	6.20	5-15-2016	500,000	550,859
Progress Energy Incorporated	3.15	4-1-2022	500,000	491,763
Progress Energy Incorporated	4.10	5-15-2042	250,000	242,467
Progress Energy Incorporated	4.40	1-15-2021	750,000	807,191
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,477
Progress Energy Incorporated	6.00	12-1-2039	300,000	360,657
Progress Energy Incorporated	6.30	4-1-2038	50,000	64,592
Progress Energy Incorporated	7.00	10-30-2031	500,000	637,947
Progress Energy Incorporated	7.75	3-1-2031	300,000	406,906
PSEG Power LLC	2.45	11-15-2018	300,000	302,520
PSEG Power LLC	4.15	9-15-2021	250,000	259,417
PSEG Power LLC	4.30	11-15-2023	300,000	307,043
PSEG Power LLC	5.13	4-15-2020	280,000	309,858
PSEG Power LLC	8.63	4-15-2031	75,000	105,635
Public Service Company of Colorado	2.25	9-15-2022	100,000	93,782

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Company of Colorado	2.50%	3-15-2023	$250,000	$234,780
Public Service Company of Colorado	3.20	11-15-2020	300,000	312,676
Public Service Company of Colorado	3.95	3-15-2043	125,000	118,482
Public Service Company of Colorado	5.13	6-1-2019	50,000	57,091
Public Service Company of Colorado	6.25	9-1-2037	500,000	641,101
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	302,328
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	108,511
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,747
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	186,566
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	222,896
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	183,100
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	94,550
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,145,557
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	120,447
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	480,395
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	60,438
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	420,370
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	596,635
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	632,359
Southern California Edison Company	3.88	6-1-2021	270,000	289,353
Southern California Edison Company	3.90	3-15-2043	150,000	139,990
Southern California Edison Company	4.05	3-15-2042	500,000	477,800
Southern California Edison Company	5.50	8-15-2018	500,000	578,906
Southern California Edison Company	5.50	3-15-2040	700,000	819,242
Southern California Edison Company	6.00	1-15-2034	100,000	123,543
Southern California Edison Company	6.05	3-15-2039	350,000	438,024
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	108,128
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	206,098
Southern Company	2.38	9-15-2015	200,000	205,263
Southern Company	2.45	9-1-2018	180,000	184,945
Southwestern Electric Power Company	6.20	3-15-2040	50,000	58,157
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	110,777
Southwestern Public Service Company	6.00	10-1-2036	100,000	118,199
System Energy Resources	4.10	4-1-2023	150,000	152,216
Tampa Electric Company	2.60	9-15-2022	200,000	189,599
Tampa Electric Company	6.10	5-15-2018	100,000	116,677
Tampa Electric Company	6.15	5-15-2037	75,000	92,514
Toleda Edison Company	6.15	5-15-2037	50,000	57,953
TXU Electric Delivery Company	7.25	1-15-2033	75,000	98,018
Union Electric Company	3.90	9-15-2042	250,000	234,244
Union Electric Company	6.40	6-15-2017	500,000	578,137
Union Electric Company	8.45	3-15-2039	80,000	127,589
Virginia Electric & Power Company	3.45	2-15-2024	150,000	150,565
Virginia Electric & Power Company	4.00	1-15-2043	325,000	306,653
Virginia Electric & Power Company	4.45	2-15-2044	150,000	151,365
Virginia Electric & Power Company	5.00	6-30-2019	200,000	228,069
Virginia Electric & Power Company	8.88	11-15-2038	300,000	482,158
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	653,203
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	740,277
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,014,381

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Virginia Electric & Power Company Series B	6.00%	1-15-2036	$100,000	$121,758
Westar Energy Incorporated	4.10	4-1-2043	300,000	288,893
Westar Energy Incorporated	8.63	12-1-2018	250,000	321,375
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,060
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	386,918
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	115,975
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	176,998
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	56,556
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	318,109
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	428,143

				83,471,414

Gas Utilities: 0.11%
AGL Capital Corporation	5.88	3-15-2041	570,000	679,295
Atmos Energy Corporation	4.15	1-15-2043	161,000	153,821
Atmos Energy Corporation	5.50	6-15-2041	60,000	69,422
Atmos Energy Corporation	6.35	6-15-2017	50,000	56,362
Atmos Energy Corporation	8.50	3-15-2019	250,000	321,547
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	281,314
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	70,647
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	131,365
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	115,838
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	172,184
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	63,779
KeySpan Corporation	5.80	4-1-2035	125,000	139,992
National Fuel Gas Company	3.75	3-1-2023	312,000	304,897
ONE Gas Incorporated 144A	2.07	2-1-2019	100,000	100,092
ONE Gas Incorporated 144A	3.61	2-1-2024	100,000	101,290
ONE Gas Incorporated 144A	4.66	2-1-2044	50,000	51,836
ONEOK Incorporated	5.20	6-15-2015	65,000	68,885
ONEOK Incorporated	6.00	6-15-2035	200,000	191,088
ONEOK Partners LP	3.20	9-15-2018	125,000	130,139
ONEOK Partners LP	6.20	9-15-2043	179,000	203,644
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	459,752
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	51,329
Questar Corporation	2.75	2-1-2016	200,000	205,881
Sempra Energy	2.88	10-1-2022	200,000	190,312
Sempra Energy	6.00	10-15-2039	300,000	355,964
Sempra Energy	6.50	6-1-2016	1,090,000	1,222,348
Southern California Gas Company	3.75	9-15-2042	200,000	184,029
Southern California Gas Company	5.13	11-15-2040	100,000	112,934
Southern California Gas Company	5.75	11-15-2035	75,000	90,418

				6,280,404

Independent Power & Renewable Electricity Producers: 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	109,447
Southern Power Company	5.15	9-15-2041	500,000	525,406
Southern Power Company	5.25	7-15-2043	120,000	126,789
Southern Power Company Series D	4.88	7-15-2015	500,000	528,076
TransAlta Corporation	6.65	5-15-2018	200,000	229,494

				1,519,212

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.25%
Ameren Corporation	5.40%	2-1-2016	$75,000	$80,820
Ameren Illinois Company	4.80	12-15-2043	100,000	107,207
Ameren Illinois Company	6.13	11-15-2017	100,000	115,988
Avista Corporation	5.13	4-1-2022	55,000	62,041
Black Hills Corporation	4.25	11-30-2023	300,000	308,304
CMS Energy Corporation	4.70	3-31-2043	125,000	124,901
CMS Energy Corporation	5.05	3-15-2022	350,000	390,669
Consumers Energy Company	3.38	8-15-2023	500,000	500,809
Consumers Energy Company	3.95	5-15-2043	200,000	188,895
Dominion Resources Incorporated	2.25	9-1-2015	100,000	102,275
Dominion Resources Incorporated	2.75	9-15-2022	200,000	188,248
Dominion Resources Incorporated	4.05	9-15-2042	250,000	221,923
Dominion Resources Incorporated	4.45	3-15-2021	100,000	107,910
Dominion Resources Incorporated	4.90	8-1-2041	60,000	60,679
Dominion Resources Incorporated	5.95	6-15-2035	225,000	259,738
Dominion Resources Incorporated	6.40	6-15-2018	750,000	877,902
Dominion Resources Incorporated	7.00	6-15-2038	500,000	636,748
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	55,644
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	370,954
DTE Energy Company	3.85	12-1-2023	243,000	248,249
DTE Energy Company	6.35	6-1-2016	350,000	390,923
Integrys Energy Group	4.17	11-1-2020	200,000	212,526
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	139,464
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	109,771
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	234,541
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	175,340
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	536,649
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	772,317
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	581,856
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,306,259
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	122,164
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,259,364
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	267,533
Public Service Colorado	3.60	9-15-2042	200,000	178,479
Puget Energy Incorporated	6.00	9-1-2021	250,000	288,464
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	503,893
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	760,276
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	114,731
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	661,739
Scana Corporation	4.75	5-15-2021	250,000	264,416
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	127,813
Xcel Energy Incorporated	0.75	5-9-2016	200,000	199,263
Xcel Energy Incorporated	4.70	5-15-2020	250,000	279,546
Xcel Energy Incorporated	4.80	9-15-2041	250,000	260,764

				14,757,995

Water Utilities: 0.01%
American Water Capital Corporation	6.09	10-15-2017	750,000	848,482

Total Corporate Bonds and Notes (Cost $1,170,652,278)				1,234,667,494

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 24.77%
Australian Government Bond Series 119 (AUD)	6.25%	4-15-2015	1,000,000	$929,855
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,700,000	1,652,811
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,267,775
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,800,000	1,692,179
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,150,000	1,163,744
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,850,000	1,726,687
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,800,000	1,748,252
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,250,000	1,248,821
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	1,750,000	1,616,924
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,300,000	1,207,918
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,200,000	1,121,062
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,396,815
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	700,000	543,210
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	250,000	205,912
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	400,000	352,332
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,150,000	2,089,782
Belgium Government Bond Series 23 (EUR)	8.00	3-28-2015	700,000	1,046,591
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,719,972
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	700,000	1,132,427
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,680,000	3,021,324
Belgium Government Bond Series 46 (EUR) 144A	3.75	9-28-2015	1,075,000	1,566,546
Belgium Government Bond Series 47 (EUR) 144A	3.25	9-28-2016	1,200,000	1,779,047
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,100,000	1,763,237
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,604,038
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,948,142
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,895,870
Belgium Government Bond Series 56 (EUR) 144A	3.50	3-28-2015	800,000	1,143,187
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,050,000	3,233,968
Belgium Government Bond Series 59 (EUR) 144A	2.75	3-28-2016	1,050,000	1,523,230
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,150,000	1,901,681
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,350,000	2,197,712
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	500,000	755,977
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,275,000	1,928,635
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	550,000	914,005
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,700,000	2,768,789
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	1,000,000	1,582,846
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,300,000	1,811,922
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,100,000	1,542,016
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	300,000	452,422
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	300,000	421,212
Bonos y Obligaciones del Estado (EUR)	2.75	3-31-2015	1,000,000	1,411,909
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	1,100,000	1,593,011
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,460,786
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,750,000	2,598,961
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,700,000	2,560,043
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	1,550,000	2,306,729
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,733,740
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	300,000	467,773
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	450,000	690,386

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bonos y Obligaciones del Estado (EUR) 144A	5.40%	1-31-2023	1,750,000	$2,798,725
Bundesobligation Series 157 (EUR)	2.25	4-10-2015	1,750,000	2,471,904
Bundesobligation Series 158 (EUR)	1.75	10-9-2015	1,600,000	2,265,923
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,791,174
Bundesobligation Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,620,445
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,625,668
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,250,000	1,752,309
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,947,165
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,472,111
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	692,193
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,778,456
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,100,000	1,547,710
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,488,123
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,385,877
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,700,000	2,348,012
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	3,210,523
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,500,000	2,189,564
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	2,175,000	3,127,643
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,500,000	2,241,822
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,954,769
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,081,155
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,650,384
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,587,829
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,559,011
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,398,377
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,440,702
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,800,000	3,427,374
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	2,300,000	3,306,726
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,785,668
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	3,987,782
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	3,343,212
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,309,231
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	2,358,637
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,812,804
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,550,000	3,089,816
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	4,012,533
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	3,167,210
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	4,131,261
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,945,884
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	3,515,625
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,300,000	2,402,061
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,686,078
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	2,113,226
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,380,080
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,762,414
Bundesschatzanweisungen (EUR) ¤	0.00	12-11-2015	1,000,000	1,377,181
Bundesschatzanweisungen (EUR) ¤	0.00	6-12-2015	1,850,000	2,549,649
Bundesschatzanweisungen (EUR)	0.25	3-13-2015	850,000	1,174,722
Bundesschatzanweisungen (EUR)	0.25	9-11-2015	1,000,000	1,382,937
Canadian Government Bond (CAD)	1.00	5-1-2015	725,000	654,936

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	1.00%	11-1-2015	600,000	$541,831
Canadian Government Bond (CAD)	1.25	2-1-2016	1,500,000	1,360,973
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	852,280
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	713,281
Canadian Government Bond (CAD)	1.50	8-1-2015	2,000,000	1,819,091
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	455,992
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,273,210
Canadian Government Bond (CAD)	1.50	6-1-2023	1,050,000	883,667
Canadian Government Bond (CAD)	1.75	3-1-2019	500,000	454,077
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	461,361
Canadian Government Bond (CAD)	2.50	6-1-2015	700,000	644,053
Canadian Government Bond (CAD)	2.50	6-1-2024	500,000	454,348
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,410,187
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,131,563
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	887,396
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,701,919
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	496,650
Canadian Government Bond (CAD)	3.50	12-1-2045	1,200,000	1,208,886
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,597,731
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,251,583
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	491,565
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,676,010
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,007,631
Canadian Government Bond (CAD)	4.50	6-1-2015	1,150,000	1,083,750
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,531,845
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,435,657
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,617,866
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	260,477
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	863,125
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	297,984
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,368,436
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	853,466
Denmark Government Bond (DKK)	3.00	11-15-2021	6,250,000	1,301,790
Denmark Government Bond (DKK)	4.00	11-15-2015	9,375,000	1,849,336
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,047,905
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,262,781
Denmark Government Bond (DKK)	4.50	11-15-2039	10,700,000	2,759,814
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	567,347
France Government Bond (EUR)	0.25	11-25-2015	1,575,000	2,175,208
France Government Bond (EUR)	1.00	5-25-2018	1,300,000	1,811,599
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	2,078,256
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,724,631
France Government Bond (EUR)	2.25	10-25-2022	1,950,000	2,772,990
France Government Bond (EUR)	2.25	5-25-2024	500,000	693,242
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	5,319,342
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	3,154,124
France Government Bond (EUR)	3.00	10-25-2015	3,275,000	4,727,942
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,401,746
France Government Bond (EUR)	3.25	4-25-2016	4,050,000	5,947,666
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	6,167,480

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	3.25%	5-25-2045	900,000	$1,257,728
France Government Bond (EUR)	3.50	4-25-2015	2,250,000	3,223,238
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,315,818
France Government Bond (EUR)	3.50	4-25-2026	3,150,000	4,823,003
France Government Bond (EUR)	3.75	4-25-2017	2,900,000	4,415,887
France Government Bond (EUR)	3.75	10-25-2019	2,800,000	4,419,987
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	5,166,759
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,304,353
France Government Bond (EUR)	4.00	10-25-2038	2,250,000	3,612,833
France Government Bond (EUR)	4.00	4-25-2055	1,250,000	2,022,005
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,622,520
France Government Bond (EUR)	4.25	10-25-2017	2,750,000	4,297,194
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	5,018,921
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,734,382
France Government Bond (EUR)	4.25	10-25-2023	3,250,000	5,353,833
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,250,565
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	3,797,079
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,951,838
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,998,606
France Government Bond (EUR)	5.75	10-25-2032	2,300,000	4,499,927
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	3,029,956
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	2,069,319
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,714,432
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,250,395
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	2,103,027
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,443,984
French Treasury Note (EUR)	2.00	7-12-2015	2,450,000	3,464,927
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,382,136
French Treasury Note (EUR)	2.50	7-25-2016	2,150,000	3,122,854
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	1,300,000	1,839,986
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	1,500,000	2,108,837
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	499,067
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,500,000	2,150,805
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,699,459
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,918,655
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,788,179
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,300,352
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,025,000	1,503,233
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,499,480
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,747,139
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,794,562
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,564,051
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	3,222,808
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,650,000	3,876,313
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,966,812
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,989,841
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,740,741
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	3,112,917
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	3,419,045
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,561,265

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.50%	7-15-2015	1,500,000	$2,176,346
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	4,174,300
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,818,256
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	4,226,273
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,762,238
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,901,503
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,200,000	3,304,221
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	6,416,644
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,752,450
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	379,082
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	6,067,800
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,800,733
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,250,000	3,462,226
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	950,000	1,429,498
Italy Buoni Poliennali del Tesoro ( EUR) 144A	4.75	9-1-2044	1,200,000	1,749,845
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,449,744
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,410,202
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,100,000	3,218,495
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,596,315
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,340,661
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	4,170,756
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,502,440
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	3,225,486
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	3,224,299
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,419,776
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,050,000	5,205,098
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,620,425
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,773,026
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,472,051
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	6-30-2015	1,250,000	1,708,988
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	15,102,939
Japan Government Five Year Bond Series 088 (JPY)	0.50	3-20-2015	44,000,000	434,281
Japan Government Five Year Bond Series 089 (JPY)	0.40	6-20-2015	667,000,000	6,581,868
Japan Government Five Year Bond Series 090 (JPY)	0.30	6-20-2015	300,000,000	2,956,549
Japan Government Five Year Bond Series 091 (JPY)	0.40	9-20-2015	515,000,000	5,086,016
Japan Government Five Year Bond Series 093 (JPY)	0.50	12-20-2015	664,000,000	6,574,500
Japan Government Five Year Bond Series 094 (JPY)	0.60	12-20-2015	660,000,000	6,546,510
Japan Government Five Year Bond Series 096 (JPY)	0.50	3-20-2016	500,000,000	4,955,650
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	5,839,620
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	9,783,033
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	3,953,798
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	8,868,374
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	6,896,634
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,925,243
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,966,292
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,909,341
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,458,226
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	191,000,000	2,124,330
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,481,335
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	270,000,000	2,858,217

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Forty Year Bond Series 6 (JPY)	1.90%	3-20-2053	190,000,000	$1,956,916
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	5,443,647
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	682,000,000	6,807,824
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	505,000,000	5,071,317
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,682,896
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	6,362,713
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	770,000,000	7,863,132
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,094,102
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,436,352
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	5,062,721
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	6,467,253
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,211,438
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	450,000,000	4,666,668
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,261,064
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,546,791
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,903,422
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,799,597
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,176,693
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,155,056
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	3,142,518
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,563,539
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,459,329
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,693,519
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,186,632
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,508,581
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,656,102
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	4,920,143
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,207,144
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	725,000,000	7,564,663
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,834,479
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,657,794
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	12,111,881
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,550,512
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,049,880
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,487,063
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,416,369
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	9,005,018
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,067,621
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	4,619,329
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,438,784
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,153,057
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,071,031
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	5,045,652
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	8,569,231
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,991,899
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,538,987
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,369,508
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	8,038,927
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	650,000,000	6,394,085
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,153,426

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 04 (JPY)	2.90%	11-20-2030	40,000,000	$495,748
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,541,707
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,423,971
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,832,045
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	100,000,000	1,155,644
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,251,648
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	890,500,000	9,971,596
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	425,000,000	4,905,812
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,598,811
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,125,855
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,251,985
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,622,208
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,771,000
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,484,611
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,358,413
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,814,138
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	6,638,013
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,919,299
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	360,000,000	3,823,864
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,599,226
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	200,000,000	2,033,192
Japan Government Twenty Year Bond Series 030 (JPY)	3.70	9-21-2015	100,000,000	1,037,608
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,714,715
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	395,000,000	4,136,368
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,772,451
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,126,391
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	6,847,725
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,515,582
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,309,168
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	260,000,000	2,855,979
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,083,037
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	1,057,721
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,582,505
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,730,178
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,762,730
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	178,000,000	1,969,064
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	493,000,000	5,701,152
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	298,500,000	3,343,326
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,332,411
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	255,000,000	2,891,282
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	230,000,000	2,663,979
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,347,642
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,871,561
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,616,097
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,727,656
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,917,833
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,299,876
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	200,000,000	2,274,234
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,873,747
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,467,284

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 105 (JPY)	2.10%	9-20-2028	200,000,000	$2,268,714
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,561,747
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,696,294
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,955,600
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,951,014
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,826,404
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,140,000
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,251,190
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	776,417
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,430,987
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,474,556
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,687,413
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,132,754
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,764,107
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,685,574
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,671,907
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,333,403
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,148,838
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,060,812
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	3,077,820
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,192,783
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,105,671
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,154,339
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	250,000,000	2,539,012
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	300,000,000	3,078,041
Japan Government Two Year Bond Series 332 (JPY)	0.10	9-15-2015	250,000,000	2,457,583
Netherlands Government Bond (EUR) 144A ¤	0.00	4-15-2016	1,200,000	1,648,377
Netherlands Government Bond (EUR) 144A	0.75	4-15-2015	1,600,000	2,223,386
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,416,174
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	500,000	702,284
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,250,000	1,709,657
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,452,826
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	2,417,211
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,577,910
Netherlands Government Bond (EUR) 144A	3.25	7-15-2015	1,375,000	1,976,885
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,332,155
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,201,628
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	1,100,000	1,770,054
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,400,000	2,367,223
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,178,362
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,755,994
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,316,077
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,053,000	1,808,358
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,505,481
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	1,310,000	2,496,320
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	335,000	681,935
Spain Government Bond (EUR)	3.00	4-30-2015	1,900,000	2,692,976
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,877,926
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	3,320,504
Spain Government Bond (EUR)	3.80	1-31-2017	2,400,000	3,539,974

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	4.00%	7-30-2015	1,900,000	$2,742,684
Spain Government Bond (EUR)	4.00	4-30-2020	2,025,000	3,027,169
Spain Government Bond (EUR)	4.20	1-31-2037	1,500,000	2,046,723
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,864,686
Spain Government Bond (EUR)	4.30	10-31-2019	2,050,000	3,123,698
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,627,984
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	2,110,068
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,596,752
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	2,146,523
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,644,165
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,872,747
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	3,269,163
Spain Government Bond (EUR)	5.50	4-30-2021	2,200,000	3,544,998
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,432,345
Spain Government Bond (EUR)	5.85	1-31-2022	1,750,000	2,876,118
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,591,742
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	2,114,151
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	5,590,000	1,046,173
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	6,050,000	994,738
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	784,722
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	1,015,807
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,058,655
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	726,251
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,200,000	1,072,782
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	144,303
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,170,095
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,702,776
United Kingdom Gilt (GBP)	1.25	7-22-2018	2,900,000	4,776,556
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,932,233
United Kingdom Gilt (GBP)	1.75	7-22-2019	1,000,000	1,658,174
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	6,268,983
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	5,065,745
United Kingdom Gilt (GBP)	2.25	9-7-2023	300,000	482,617
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,950,000	3,100,702
United Kingdom Gilt (GBP)	3.50	7-22-2068	800,000	1,353,546
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,409,317
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	4,128,237
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	6,232,452
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	4,077,741
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	6,147,072
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,100,000	5,775,056
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	5,292,428
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,587,451
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,250,000	6,138,251
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,550,000	2,929,358
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,562,874
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,370,560
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,850,000	3,565,798
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,400,000	2,719,447
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,025,000	3,990,577

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.50%	3-7-2019	3,400,000	$6,432,714
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,558,200
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,575,000	5,126,974
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,588,021
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,975,000	5,743,206
United Kingdom Gilt (GBP)	4.75	12-7-2030	2,900,000	5,800,097
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,207,555
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	6,102,117
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,300,000	6,654,929
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,584,855
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,181,105
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,854,466
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,680,984

Total Foreign Government Bonds (Cost $1,442,924,543)				1,440,136,376

U.S. Treasury Securities: 22.38%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	5,939,066
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	6,984,137
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	8,108,208
U.S. Treasury Bond	3.00	5-15-2042	5,500,000	4,928,517
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	5,530,314
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,070,702
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	5,718,750
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	4,498,596
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	6,544,688
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,221,250
U.S. Treasury Bond	3.75	11-15-2043	2,000,000	2,060,000
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	7,433,125
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,257,188
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,723,125
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,012,773
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	8,977,316
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,195,313
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,695,313
U.S. Treasury Bond	4.50	5-15-2038	600,000	702,750
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	6,568,626
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	7,770,549
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	1,879,859
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,339,939
U.S. Treasury Bond	5.00	5-15-2037	300,000	376,125
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	1,921,875
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,282,969
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,518,179
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,241,500
U.S. Treasury Bond	6.25	8-15-2023	3,500,000	4,604,961
U.S. Treasury Bond	6.25	5-15-2030	1,000,000	1,391,250
U.S. Treasury Bond	6.38	8-15-2027	400,000	550,750
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,073,750
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,328,813
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,109,609
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,105,625

94	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	7.25%	8-15-2022	$1,000,000	$1,378,203
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	2,903,750
U.S. Treasury Note	0.13	4-30-2015	8,000,000	7,998,128
U.S. Treasury Note	0.25	5-15-2015	7,500,000	7,508,205
U.S. Treasury Note	0.25	5-31-2015	3,750,000	3,754,103
U.S. Treasury Note	0.25	7-15-2015	15,000,000	15,014,655
U.S. Treasury Note	0.25	7-31-2015	7,500,000	7,507,328
U.S. Treasury Note	0.25	8-15-2015	9,500,000	9,508,161
U.S. Treasury Note	0.25	9-15-2015	6,000,000	6,003,282
U.S. Treasury Note	0.25	9-30-2015	3,000,000	3,001,641
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,002,340
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,251,599
U.S. Treasury Note	0.25	11-30-2015	34,000,000	33,994,424
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,499,023
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,990,000
U.S. Treasury Note	0.25	5-15-2016	7,000,000	6,977,579
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,075,000
U.S. Treasury Note	0.38	6-15-2015	5,000,000	5,012,695
U.S. Treasury Note	0.38	6-30-2015	5,000,000	5,013,085
U.S. Treasury Note	0.38	8-31-2015	5,000,000	5,012,890
U.S. Treasury Note	0.38	11-15-2015	6,500,000	6,513,202
U.S. Treasury Note	0.38	1-15-2016	4,000,000	4,006,092
U.S. Treasury Note	0.38	2-15-2016	6,000,000	6,006,564
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,004,218
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,017,970
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,932,810
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,945,310
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,705,616
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,481,843
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,904,688
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,943,750
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,950,000
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,921,875
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,439,569
U.S. Treasury Note	0.88	9-15-2016	4,000,000	4,036,248
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,033,205
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,019,138
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,954,690
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,395,313
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,122,660
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,117,190
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,056,250
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,090,936
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,927,816
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,832,810
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,608,590
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,809,375
U.S. Treasury Note	1.25	8-31-2015	10,500,000	10,663,653
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,113,750
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,083,400

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	10-31-2018	$10,000,000	$9,926,205
U.S. Treasury Note	1.25	11-30-2018	10,000,000	9,914,840
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,471,290
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,801,256
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,650,000
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,644,435
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,039,840
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,013,280
U.S. Treasury Note	1.38	9-30-2018	11,000,000	10,999,142
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,960,940
U.S. Treasury Note	1.38	2-28-2019	5,000,000	4,964,845
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,922,423
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,672,660
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,121,875
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,370,320
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,081,564
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,003,283
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,716,847
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,649,413
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,854,833
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,296,880
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,137,308
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,653,325
U.S. Treasury Note	1.88	6-30-2015	8,250,000	8,434,982
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,709,222
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,189,372
U.S. Treasury Note	2.00	1-31-2016	9,000,000	9,290,745
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,794,177
U.S. Treasury Note	2.00	11-30-2020	10,000,000	9,956,250
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,678,752
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,532,500
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,363,285
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,802,512
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,142,812
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,534,803
U.S. Treasury Note	2.13	8-15-2021	10,000,000	9,931,250
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,195,705
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,831,058
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,436,923
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,672,813
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,234,375
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,370,624
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,100,780
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,136,135
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,741,524
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,140,902
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,614,063
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,620,118
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,232,188
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,817,537

96	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	8-15-2020	$12,000,000	$12,471,564
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,365,620
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,395,000
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,245,312
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,376,872
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,252,500
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,955,084
U.S. Treasury Note	2.75	11-15-2023	15,500,000	15,664,688
U.S. Treasury Note	2.75	2-15-2024	5,000,000	5,036,348
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,338,670
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,716,563
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,313,670
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,202,266
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,402,654
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,353,125
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,218,436
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,616,872
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,258,752
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,253,752
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,323,440
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,334,375
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,829,063
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,380,860
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,718,128
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,457,420
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,953,120
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,473,009
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,340,625
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,995,320
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,745,934
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,326,952
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,819,519
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,142,266
U.S. Treasury Note	4.25	8-15-2015	5,500,000	5,823,769
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,467,812
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,216,444
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,489,372
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,233,594
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,323,907
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,573,045
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,390,234
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,766,993
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,207,032
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,135,077
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,873,438
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,370,000
U.S. Treasury Note	7.88	2-15-2021	500,000	689,805
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,787,084
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,809,528

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	8.50%	2-15-2020	$1,700,000	$2,349,852
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,127,540
U.S. Treasury Note	8.75	8-15-2020	400,000	567,000
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,620,146
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,627,126
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,844,991

Total U.S. Treasury Securities (Cost $1,281,696,049)				1,301,653,911

Yankee Corporate Bonds and Notes: 3.59%

Consumer Discretionary: 0.03%

Media: 0.03%
Grupo Televisa SA	6.00	5-15-2018	250,000	281,969
Grupo Televisa SA	6.63	1-15-2040	500,000	565,457
Thompson Reuters Corporation	4.70	10-15-2019	425,000	466,881
WPP Finance 2010	3.63	9-7-2022	350,000	345,215
WPP Finance 2010	5.63	11-15-2043	200,000	210,740

				1,870,262

Consumer Staples: 0.08%

Beverages: 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	503,451
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	301,202
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	219,398
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	317,062
Diageo Capital plc	0.63	4-29-2016	400,000	398,839
Diageo Capital plc	1.13	4-29-2018	500,000	489,511
Diageo Capital plc	2.63	4-29-2023	300,000	280,608
Diageo Capital plc	3.88	4-29-2043	230,000	209,040
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,211,402
Diageo Capital plc	5.88	9-30-2036	175,000	208,468
Diageo Finance BV	5.30	10-28-2015	300,000	323,430
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	182,779
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	130,003

				4,775,193

Energy: 0.72%

Energy Equipment & Services: 0.05%
Ensco plc	3.25	3-15-2016	1,250,000	1,308,860
Ensco plc	4.70	3-15-2021	500,000	538,553
Transocean Incorporated	3.80	10-15-2022	300,000	284,625
Weatherford International Limited	4.50	4-15-2022	300,000	313,022
Weatherford International Limited	5.95	4-15-2042	250,000	265,688

				2,710,748

Oil, Gas & Consumable Fuels: 0.67%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	426,430
Alberta Energy Company Limited	8.13	9-15-2030	150,000	194,142

98	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	0.70%	11-6-2015	$350,000	$351,271
BP Capital Markets plc	1.38	11-6-2017	400,000	399,416
BP Capital Markets plc	1.38	5-10-2018	350,000	344,729
BP Capital Markets plc	1.85	5-5-2017	500,000	510,070
BP Capital Markets plc	2.24	5-10-2019	400,000	402,092
BP Capital Markets plc	2.50	11-6-2022	500,000	467,352
BP Capital Markets plc	2.75	5-10-2023	600,000	562,445
BP Capital Markets plc	3.13	10-1-2015	800,000	832,700
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,051,393
BP Capital Markets plc	3.25	5-6-2022	750,000	747,326
BP Capital Markets plc	3.81	2-10-2024	500,000	505,741
BP Capital Markets plc	3.88	3-10-2015	700,000	724,914
BP Capital Markets plc	4.50	10-1-2020	500,000	550,063
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,115,194
BP Capital Markets plc	4.75	3-10-2019	450,000	507,154
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,307,190
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	627,209
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	589,584
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	238,196
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	249,112
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	235,560
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	231,379
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	624,499
Enbridge Incorporated	5.60	4-1-2017	100,000	112,406
Encana Corporation	5.15	11-15-2041	500,000	500,342
Encana Corporation	5.90	12-1-2017	300,000	343,385
Encana Corporation	6.50	5-15-2019	400,000	473,615
Encana Corporation	6.50	8-15-2034	250,000	288,715
Encana Corporation	6.50	2-1-2038	350,000	407,329
Husky Energy Incorporated	6.80	9-15-2037	100,000	125,790
Husky Energy Incorporated	7.25	12-15-2019	565,000	698,574
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	155,254
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	149,149
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	210,989
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	271,865
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	196,687
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	216,417
Petro-Canada	5.95	5-15-2035	700,000	797,699
Petro-Canada	6.80	5-15-2038	400,000	506,663
Petroleos Mexicanos Company 144A	6.38	1-23-2045	109,000	115,747
Petroleos Mexicanos Company 144A	3.13	1-23-2019	200,000	204,400
Petroleos Mexicanos Company 144A	4.88	1-18-2024	133,000	136,775
Shell International Finance BV	2.00	11-15-2018	500,000	505,379
Suncor Energy Incorporated	5.95	12-1-2034	75,000	84,914
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,051,617
Suncor Energy Incorporated	6.50	6-15-2038	400,000	489,283
Suncor Energy Incorporated	6.85	6-1-2039	250,000	319,507
Talisman Energy Incorporated	3.75	2-1-2021	150,000	149,682
Talisman Energy Incorporated	5.13	5-15-2015	65,000	68,134
Talisman Energy Incorporated	6.25	2-1-2038	400,000	427,693

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Talisman Energy Incorporated	7.75%	6-1-2019	$415,000	$505,605
Total Capital Canada Limited	2.75	7-15-2023	350,000	331,755
Total Capital International SA	1.00	1-10-2017	200,000	201,655
Total Capital International SA	1.55	6-28-2017	500,000	506,878
Total Capital International SA	2.13	1-10-2019	500,000	506,111
Total Capital International SA	2.70	1-25-2023	350,000	332,506
Total Capital International SA	2.88	2-17-2022	1,000,000	985,999
Total Capital International SA	3.70	1-15-2024	1,000,000	1,017,805
Total Capital International SA	3.75	4-10-2024	500,000	510,710
Total Capital SA	2.30	3-15-2016	500,000	517,813
Total Capital SA	3.00	6-24-2015	500,000	516,998
Total Capital SA	3.13	10-2-2015	1,000,000	1,043,042
Total Capital SA	4.13	1-28-2021	100,000	107,900
Total Capital SA	4.25	12-15-2021	250,000	269,999
Total Capital SA	4.45	6-24-2020	500,000	555,281
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	300,269
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	470,321
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	518,319
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	252,313
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	318,075
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	520,971
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	359,095
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,835,655
Transocean Incorporated	4.95	11-15-2015	500,000	533,083
Transocean Incorporated	5.05	12-15-2016	500,000	548,230
Transocean Incorporated	6.38	12-15-2021	500,000	561,094
Weatherford International Limited	5.13	9-15-2020	200,000	220,658
Weatherford International Limited	6.75	9-15-2040	300,000	348,989
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,305,389

				38,805,689

Financials: 1.52%

Banks: 0.97%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	502,389
Bank of Montreal	1.40	9-11-2017	1,000,000	998,435
Bank of Montreal	2.50	1-11-2017	500,000	521,079
Bank of Montreal	2.55	11-6-2022	1,000,000	943,488
Bank of Nova Scotia	0.75	10-9-2015	500,000	502,848
Bank of Nova Scotia	1.10	12-13-2016	500,000	502,439
Bank of Nova Scotia	1.38	12-18-2017	500,000	497,599
Bank of Nova Scotia	1.45	4-25-2018	500,000	493,971
Bank of Nova Scotia	2.05	10-7-2015	500,000	512,882
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,575
Bank of Nova Scotia	2.55	1-12-2017	750,000	783,781
Bank of Nova Scotia	2.90	3-29-2016	500,000	522,653
Bank of Nova Scotia	4.38	1-13-2021	500,000	550,938
Barclays Bank plc	3.90	4-7-2015	250,000	259,187
Barclays Bank plc	5.00	9-22-2016	900,000	990,045
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,132,518

100	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Barclays Bank plc	5.14%	10-14-2020	$800,000	$866,214
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,308,785
BNP Paribas	1.25	12-12-2016	294,000	295,008
BNP Paribas	2.40	12-12-2018	600,000	603,768
BNP Paribas	2.70	8-20-2018	1,000,000	1,024,545
BNP Paribas	3.25	3-11-2015	1,000,000	1,029,591
BNP Paribas	3.25	3-3-2023	500,000	484,980
BNP Paribas	3.60	2-23-2016	1,000,000	1,051,782
BNP Paribas	5.00	1-15-2021	1,150,000	1,280,709
Canadian Imperial Bank	0.90	10-1-2015	500,000	503,400
Canadian Imperial Bank	1.35	7-18-2016	200,000	201,958
Canadian Imperial Bank	1.55	1-23-2018	300,000	298,202
Canadian Imperial Bank	2.35	12-11-2015	500,000	515,968
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	686,878
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	543,377
Credit Suisse (New York)	3.50	3-23-2015	500,000	516,125
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,723,014
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,036,668
HSBC Holdings plc	4.88	1-14-2022	250,000	275,147
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,122,593
HSBC Holdings plc	6.80	6-1-2038	350,000	434,200
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	501,220
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	1,026,246
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	723,463
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	510,768
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	514,651
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	201,159
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,086,326
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,077,326
National Bank of Canada	1.50	6-26-2015	500,000	506,700
NIBC Bank NV	4.88	11-19-2019	800,000	898,606
Rabobank Nederland NV	1.70	3-19-2018	500,000	499,397
Rabobank Nederland NV	2.13	10-13-2015	500,000	513,698
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,066,620
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,550,717
Rabobank Nederland NV	3.95	11-9-2022	750,000	743,728
Rabobank Nederland NV	5.25	5-24-2041	725,000	785,265
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,089,952
Royal Bank of Canada	0.55	5-1-2015	125,000	125,392
Royal Bank of Canada	0.80	10-30-2015	250,000	251,351
Royal Bank of Canada	0.85	3-8-2016	950,000	953,192
Royal Bank of Canada	1.20	1-23-2017	250,000	251,376
Royal Bank of Canada	1.45	9-9-2016	500,000	508,424
Royal Bank of Canada	1.50	1-16-2018	450,000	449,157
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,015,971
Royal Bank of Canada	2.30	7-20-2016	600,000	621,687
Royal Bank of Canada	2.63	12-15-2015	250,000	259,430
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	523,358
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,069,736
Royal Bank of Scotland Group plc	4.88	3-16-2015	1,000,000	1,041,600

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	101

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Royal Bank of Scotland Group plc	5.63%	8-24-2020	$1,000,000	$1,137,403
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	669,198
Societe Generale	2.75	10-12-2017	200,000	207,053
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	502,853
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	507,788
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	396,626
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,045,800
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,234,456
Toronto Dominion Bank	1.50	9-9-2016	500,000	508,794
Toronto Dominion Bank	2.50	7-14-2016	500,000	519,955
Toronto Dominion Bank	2.63	9-10-2018	600,000	620,048
Westpac Banking Corporation	0.95	1-12-2016	350,000	352,569
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,314
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,009,808
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,227
Westpac Banking Corporation	2.25	1-17-2019	250,000	251,031
Westpac Banking Corporation	3.00	8-4-2015	800,000	829,281

				56,079,459

Capital Markets: 0.06%
Invesco Finance plc	4.00	1-30-2024	250,000	256,243
Invesco Finance plc	5.38	11-30-2043	250,000	267,855
Nomura Holdings Incorporated	2.00	9-13-2016	100,000	101,354
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	527,265
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,142,999
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	419,474
Sasol Financing International Company	4.50	11-14-2022	500,000	477,500

				3,192,690

Diversified Financial Services: 0.43%
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	520,801
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	532,057
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	536,221
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	344,847
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	225,566
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,268,919
Burlington Resources Finance Company	7.20	8-15-2031	500,000	659,434
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	168,451
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	365,439
Deutsche Bank AG (London)	3.25	1-11-2016	250,000	261,312
Deutsche Bank AG (London)	3.45	3-30-2015	500,000	515,220
Deutsche Bank AG (London) ±	4.30	5-24-2028	600,000	559,881
Deutsche Bank AG (London)	6.00	9-1-2017	1,500,000	1,721,117
ORIX Corporation	4.71	4-27-2015	415,000	432,514
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	511,694
Rio Tinto Finance USA Limited	2.25	12-14-2018	1,000,000	1,010,862
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	476,760
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	1,003,844
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	225,214

102	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	4.75%	3-22-2042	$250,000	$246,002
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	319,572
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	890,948
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	629,470
Schlumberger Investment SA	3.65	12-1-2023	104,000	106,356
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,002,671
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,010,502
Shell International Finance BV	2.25	1-6-2023	250,000	231,572
Shell International Finance BV	2.38	8-21-2022	250,000	236,336
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,044,529
Shell International Finance BV	3.40	8-12-2023	250,000	251,107
Shell International Finance BV	3.63	8-21-2042	250,000	221,888
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,112,407
Shell International Finance BV	4.38	3-25-2020	500,000	556,535
Shell International Finance BV	4.55	8-12-2043	500,000	511,897
Shell International Finance BV	5.20	3-22-2017	250,000	281,147
Shell International Finance BV	5.50	3-25-2040	300,000	350,097
Shell International Finance BV	6.38	12-15-2038	850,000	1,090,306
Syngenta Finance NV	3.13	3-28-2022	500,000	494,726
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,668,088
UBS AG (Stamford)	5.75	4-25-2018	488,000	563,062
UBS AG (Stamford)	5.88	12-20-2017	872,000	1,005,952

				25,165,323

Insurance: 0.06%
Aegon NV	4.63	12-1-2015	500,000	531,597
AON Corporation	4.00	11-27-2023	150,000	153,030
AON Corporation	4.45	5-24-2043	100,000	94,904
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	203,193
AXA SA	8.60	12-15-2030	650,000	838,500
Manulife Financial Corporation	3.40	9-17-2015	400,000	416,059
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	100,667
Trinity Acquisition plc	4.63	8-15-2023	350,000	355,896
Trinity Acquisition plc	6.13	8-15-2043	350,000	367,751
XLIT Limited	2.30	12-15-2018	350,000	350,622
XLIT Limited	5.25	12-15-2043	200,000	214,000

				3,626,219

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	138,349

Health Care: 0.18%

Health Care Equipment & Supplies: 0.04%
Covidien International Finance SA	1.35	5-29-2015	250,000	252,456
Covidien International Finance SA	2.80	6-15-2015	150,000	154,152
Covidien International Finance SA	3.20	6-15-2022	500,000	497,295
Covidien International Finance SA	6.00	10-15-2017	600,000	688,940
Covidien International Finance SA	6.55	10-15-2037	400,000	512,635

				2,105,478

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	103

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.14%
AstraZeneca plc	4.00%	9-18-2042	$550,000	$512,333
AstraZeneca plc	5.90	9-15-2017	800,000	927,813
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,441,354
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,012,261
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,148,045
Perrigo Company 144A	1.30	11-8-2016	200,000	200,232
Perrigo Company 144A	4.00	11-15-2023	250,000	252,256
Sanofi Aventis	1.25	4-10-2018	91,000	89,766
Sanofi Aventis	2.63	3-29-2016	500,000	521,382
Sanofi Aventis	4.00	3-29-2021	700,000	751,430
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	466,184
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	515,018
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	500,490

				8,338,564

Industrials: 0.12%

Aerospace & Defense: 0.01%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	206,750

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited 144A	4.25	6-15-2023	1,000,000	1,026,608
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	297,356

				1,323,964

Industrial Conglomerates: 0.05%
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	750,710
Philips Electronics NV	3.75	3-15-2022	500,000	516,296
Philips Electronics NV	5.00	3-15-2042	500,000	524,445
Philips Electronics NV	6.88	3-11-2038	250,000	322,423
Tyco Electronics Group SA	4.88	1-15-2021	500,000	541,623
Tyco Electronics Group SA	7.13	10-1-2037	350,000	422,246

				3,077,743

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	237,472
Pentair Finance SA	5.00	5-15-2021	300,000	322,269

				559,741

Road & Rail: 0.03%
Canadian National Railway Company	2.25	11-15-2022	350,000	324,306
Canadian National Railway Company	5.55	3-1-2019	435,000	507,075
Canadian National Railway Company	6.20	6-1-2036	200,000	249,249
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	211,662
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	402,118
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	75,136
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	79,276
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	68,352

				1,917,174

104	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.03%

Communications Equipment: 0.01%
Ericsson LM	4.13%	5-15-2022	$400,000	$411,485

Internet Software & Services: 0.01%
Baidu Incorporated	3.25	8-6-2018	576,000	588,624

Technology Hardware, Storage & Peripherals: 0.01%
Seagate Technology HDD 144A	4.75	6-1-2023	1,000,000	975,000

Materials: 0.38%

Chemicals: 0.09%
Agrium Incorporated	3.50	6-1-2023	300,000	288,839
Agrium Incorporated	4.90	6-1-2043	200,000	194,390
Agrium Incorporated	6.13	1-15-2041	165,000	186,302
Agrium Incorporated	6.75	1-15-2019	300,000	357,402
LyondellBasell Industries NV	5.00	4-15-2019	400,000	448,712
LyondellBasell Industries NV	5.75	4-15-2024	500,000	576,445
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,768,155
Methanex Corporation	3.25	12-15-2019	100,000	100,679
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	587,050
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	284,794
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	225,511
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	260,468
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	77,764

				5,356,511

Metals & Mining: 0.27%
Barrick Gold Corporation	3.85	4-1-2022	500,000	479,346
Barrick Gold Corporation	4.10	5-1-2023	700,000	670,277
Barrick Gold Corporation	5.25	4-1-2042	500,000	454,086
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,538,085
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,000,000	1,056,765
BHP Billiton Limited	1.63	2-24-2017	500,000	509,035
Falconbridge Limited	6.00	10-15-2015	600,000	645,270
Goldcorp Incorporated	2.13	3-15-2018	100,000	99,636
Goldcorp Incorporated	3.70	3-15-2023	300,000	286,545
Kinross Gold Corporation	5.13	9-1-2021	200,000	198,409
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	515,762
Teck Resources Limited	3.00	3-1-2019	1,000,000	1,017,047
Teck Resources Limited	3.75	2-1-2023	500,000	476,794
Teck Resources Limited	4.50	1-15-2021	350,000	363,488
Teck Resources Limited	4.75	1-15-2022	202,000	209,984
Teck Resources Limited	5.20	3-1-2042	500,000	459,694
Teck Resources Limited	6.00	8-15-2040	175,000	176,505
Teck Resources Limited	6.25	7-15-2041	300,000	315,203
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,197,595
Vale Overseas Limited	4.63	9-15-2020	300,000	315,249
Vale Overseas Limited	6.25	1-11-2016	500,000	544,592
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,573,600

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	105

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Vale Overseas Limited	6.88%	11-21-2036	$1,260,000	$1,353,925
Vale Overseas Limited	6.88	11-10-2039	130,000	139,700
Vale Overseas Limited	8.25	1-17-2034	300,000	360,924
Vale SA	5.63	9-11-2042	750,000	700,697

				15,658,213

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	503,075
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	67,970
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	408,618

				979,663

Telecommunication Services: 0.51%

Diversified Telecommunication Services: 0.27%
British Telecommunications plc	1.63	6-28-2016	500,000	508,266
British Telecommunications plc	5.95	1-15-2018	250,000	288,424
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,772,734
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	301,726
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	589,170
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,641,268
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	772,838
France Telecom SA	2.75	9-14-2016	500,000	519,456
France Telecom SA	5.38	7-8-2019	600,000	678,043
France Telecom SA	8.75	3-1-2031	925,000	1,324,360
Royal KPN NV	8.38	10-1-2030	375,000	500,369
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	516,124
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	484,548
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	746,330
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	305,722
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	483,843
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	548,881
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	556,397
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	653,193
Telefonica Europe BV	8.25	9-15-2030	420,000	536,051
Telefonica SA	5.88	7-15-2019	645,000	731,455

				15,459,198

Wireless Telecommunication Services: 0.24%
America Movil SAB de CV	2.38	9-8-2016	750,000	774,750
America Movil SAB de CV	3.13	7-16-2022	500,000	472,737
America Movil SAB de CV	3.63	3-30-2015	500,000	515,000
America Movil SAB de CV	4.38	7-16-2042	1,000,000	876,295
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,103,782
America Movil SAB de CV	5.63	11-15-2017	450,000	513,450
America Movil SAB de CV	6.13	11-15-2037	100,000	110,836
America Movil SAB de CV	6.13	3-30-2040	500,000	556,779
America Movil SAB de CV	6.38	3-1-2035	65,000	73,654
Rogers Communications Incorporated	3.00	3-15-2023	200,000	188,825
Rogers Communications Incorporated	4.50	3-15-2043	200,000	185,493

106	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2014

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Rogers Communications Incorporated	6.80%	8-15-2018	$750,000	$899,879
Rogers Wireless Incorporated	7.50	3-15-2015	500,000	534,961
Vodafone Group plc	0.90	2-19-2016	325,000	328,154
Vodafone Group plc	1.25	9-26-2017	250,000	248,480
Vodafone Group plc	1.50	2-19-2018	500,000	495,431
Vodafone Group plc	1.63	3-20-2017	500,000	505,941
Vodafone Group plc	2.50	9-26-2022	1,000,000	917,864
Vodafone Group plc	2.95	2-19-2023	600,000	565,748
Vodafone Group plc	3.38	11-24-2015	500,000	524,126
Vodafone Group plc	4.38	2-19-2043	500,000	451,400
Vodafone Group plc	4.63	7-15-2018	180,000	200,512
Vodafone Group plc	5.00	9-15-2015	250,000	267,453
Vodafone Group plc	5.45	6-10-2019	400,000	463,407
Vodafone Group plc	5.63	2-27-2017	500,000	564,909
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,133,092
Vodafone Group plc	6.25	11-30-2032	300,000	345,846
Vodafone Group plc	7.88	2-15-2030	250,000	330,804

				14,149,608

Utilities: 0.02%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	164,813

Independent Power & Renewable Electricity Producers: 0.00%
TransAlta Corporation	6.50	3-15-2040	90,000	92,698

Multi-Utilities: 0.01%
National Grid plc	6.30	8-1-2016	500,000	561,026

Water Utilities: 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	271,422

Total Yankee Corporate Bonds and Notes (Cost $200,342,595)				208,561,607

	Yield
Short-Term Investments : 2.31%

Investment Companies : 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		133,285,750	133,285,750
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09		909,020	909,020

Total Short-Term Investments (Cost $134,194,770)				134,194,770

Total investments in securities (Cost $5,788,058,519) *	101.40%	5,896,483,636
Other assets and liabilities, net	(1.40)	(81,666,490)

Total net assets	100.00%	$5,814,817,146

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Fixed Income Portfolio	107

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

##	All or a portion of this security has been segregated for when-issued securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $5,789,621,411 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$220,644,412
Gross unrealized depreciation	(113,782,187)

Net unrealized appreciation	$106,862,225

The following table shows the percent of total long-term investments by geographic location as of February 28, 2014 (unaudited):

United States	70.78%
Japan	10.76
United Kingdom	3.82
France	2.92
Italy	2.71
Germany	2.23
Canada	1.49
Spain	1.47
Netherlands	1.17
Other	2.65

100.00%

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 95.91%

Consumer Discretionary: 12.94%

Auto Components: 1.11%
Aapico Hitech PCL	147,600	$67,862
Aisin Seiki Company Limited	37,400	1,297,259
Akebono Brake Industry Company Limited	22,700	104,834
Autoliv Incorporated	62,300	6,001,982
Autoneum Holding AG	164	29,257
Bharat Forge Limited	19,334	119,364
BorgWarner Incorporated	135,010	8,296,365
Bosch Limited	1,719	260,838
Bridgestone Corporation	117,700	4,240,993
Bridgestone Corporation ADR	18,900	339,520
Calsonic Kansei Corporation	41,000	205,463
Cheng Shin Rubber Industry Company Limited	366,369	954,073
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	2,261,440
Continental AG	9,343	2,274,235
Cooper Tire & Rubber Company	133,204	3,320,776
Daido Metal Company Limited	7,000	63,693
Dana Holding Corporation	329,237	7,137,858
Denso Corporation	98,600	5,270,551
Exedy Corporation	6,200	180,633
Exide Industries Limited	78,617	140,478
Faurecia †	2,019	89,959
FCC Company Limited	7,000	121,814
Futaba Industrial Company Limited †	6,100	27,033
Gentex Corporation	92,120	2,889,804
GKN plc	150,914	1,025,257
Halla Climate Control Corporation	8,860	329,916
Hankook Tire Company Limited †	20,730	1,207,874
Hi-Lex Corporation	5,800	137,007
Hyundai Mobis	18,044	5,299,104
Hyundai Wia Corporation	3,195	505,813
Johnson Controls Incorporated	90,100	4,450,940
Kayaba Industry Company Limited	38,000	167,279
KEIHIN Corporation	9,300	139,724
Kenda Rubber Industrial Company Limited	165,960	402,055
Koito Manufacturing Company Limited	23,000	434,146
Kumho Tire Company Incorporated †	22,990	301,508
Lear Corporation	52,516	4,264,299
Leoni AG	4,204	318,573
Linamar Corporation	2,422	105,275
Magna International Incorporated Class A	21,800	1,940,600
Mando Corporation	2,550	316,511
Martinrea International Incorporated	3,001	25,964
Minth Group Limited	76,000	152,185
MITSUBA Corporation	8,000	130,805
Musashi Seimitsu Industry Company Limited	4,100	81,662
Nan Kang Rubber Tire Company Limited †	148,145	180,426
NGK Spark Plug Company Limited	36,000	810,062

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Auto Components (continued)
NHK Spring Company Limited	44,000	$457,424
NIFCO Incorporated	9,400	253,912
Nippon Seiki Company Limited	8,000	142,596
Nissan Shatai Company Limited	17,000	234,696
Nissin Kogyo Company Limited	8,500	164,955
NOK Corporation	23,300	381,427
Nokian Renkaat Oyj	13,330	597,981
Pacific Industrial Company Limited	10,300	66,393
Pirelli & Company SpA	24,552	427,003
Press Kogyo Company Limited	13,000	52,118
Riken Corporation	27,000	125,224
Sanden Corporation	27,000	142,203
Showa Corporation	13,400	172,750
Somboon Advance Technology PCL	130,270	65,484
Stanley Electric Company Limited	30,500	699,189
Sumitomo Rubber Industries Limited	36,300	488,304
Tachi-S Company Limited	5,700	82,949
Takata Corporation	5,600	166,729
Tenneco Automotive Incorporated †	129,200	7,783,008
Thai Stanley Electric PCL	13,600	85,873
The Goodyear Tire & Rubber Company	153,200	4,116,484
Tokai Rika Company Limited	8,200	145,758
Tokai Rubber Industries Incorporated	6,500	64,061
Tong Yang Industry Company Limited	100,374	139,804
Topre Corporation	8,900	109,140
Toyo Tire & Rubber Company Limited	50,000	363,074
Toyota Boshoku Corporation	15,600	165,550
Toyota Gosei Company Limited	14,500	306,043
Toyota Industries Corporation	38,100	1,759,556
TPR Company Limited	5,200	87,067
TRW Automotive Holdings Corporation †	72,300	5,951,736
TS Tech Company Limited	9,900	322,964
Unipres Corporation	6,700	121,465
Valeo SA	7,819	1,094,906
Visteon Corporation †	106,277	8,866,690
Xingda International Holdings Limited	186,000	97,308
Xinyi Glass Holding Company Limited	456,149	405,568
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	476,663
YOROZU Corporation	3,500	70,605

		105,677,729

Automobiles: 1.36%
Bajaj Auto	14,575	457,697
Bayerische Motoren Werke AG	30,555	3,551,142
Brilliance China Automotive Holdings Limited	626,000	953,453
BYD Company Limited †«	119,000	785,099
China Motor Company Limited	198,150	182,467
Chongqing Changchun Automobile Class B	198,843	397,145

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Daihatsu Motor Company Limited	40,000	$642,626
Daimler AG	89,801	8,369,263
Dongfeng Motor Group Company Limited	646,000	880,695
Fiat SpA †	84,699	886,763
Ford Motor Company	516,800	7,953,552
Ford Otomotiv Sanayi AS	14,299	126,477
Fuji Heavy Industries Limited	120,000	3,246,143
Geely Automobile Holdings Limited	870,000	327,348
General Motors Company †	149,000	5,393,800
Ghabbour Auto	3,188	17,624
Great Wall Motor Company Limited Class H	232,500	1,060,556
Guangzhou Automobile Group Company Limited	493,454	457,811
Hero Honda Motors Limited	20,559	652,511
Honda Motor Company Limited	339,600	12,169,806
Honda Motor Company Limited ADR	25	901
Hyundai Motor Company	42,555	9,766,721
Isuzu Motors Limited	251,000	1,526,668
Kia Motors Corporation	69,349	3,599,002
Mahindra & Mahindra Limited	57,433	903,008
Mahindra & Mahindra Limited GDR	10,726	167,326
Maruti Suzuki India Limited	14,444	370,305
Mazda Motor Corporation †	547,000	2,628,309
Mitsubishi Motors Corporation †	121,000	1,338,764
Nissan Motor Company Limited	477,300	4,272,578
Oriental Holdings Bhd	46,320	98,252
Peugeot SA †«	32,389	574,479
PT Astra International Tbk	4,920,440	2,945,737
Renault SA	19,824	1,975,888
Sanyang Industry Company Limited	184,000	363,773
Suzuki Motor Corporation	81,800	2,195,105
Tan Chong Motor Holdings Bhd	87,300	151,872
Tata Motors Limited	164,889	1,109,236
Tata Motors Limited ADR	10,088	351,869
Tesla Motors Incorporated †«	50,100	12,264,981
Tofas Turk Otomobil Fabrikasi AS	25,253	121,681
Toyota Motor Corporation	555,914	31,895,272
UMW Holdings Bhd	137,800	496,273
Volkswagen AG	3,151	805,060
Yamaha Motor Company Limited	58,300	843,250
Yue Loong Motor	230,929	394,053

		129,672,341

Distributors: 0.13%
Canon Marketing Japan Incorporated	10,300	134,000
D’ieteren SA NV	1,530	69,058
DOSHISHA Company Limited	4,400	65,025
Imperial Holding Limited	47,334	745,071
Inchcape plc	38,717	407,155
Jardine Cycle & Carriage Limited	19,439	601,733

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Distributors (continued)
LKQ Corporation †	178,300	$4,972,787
Pacific Brands Limited	170,912	85,407
Paltac Corporation	4,300	56,660
Pool Corporation	97,600	5,705,696
Uni-Select Incorporated	432	11,388

		12,853,980

Diversified Consumer Services: 0.43%
Apollo Group Incorporated Class A †	225,800	7,525,914
Benesse Corporation	17,200	646,458
DeVry Incorporated	124,800	5,242,848
Educomp Solutions Limited †	5,295	1,961
H&R Block Incorporated	174,711	5,527,856
Hillenbrand Incorporated	143,686	4,293,338
InvoCare Limited	17,635	176,250
Navitas Limited	44,468	287,687
New Oriental Education & Technology Group Incorporated	34,319	955,441
Raffles Education Corporation Limited †	55,177	11,970
Service Corporation International	475,143	8,880,423
Sotheby’s Holdings Incorporated	150,300	7,065,603

		40,615,749

Hotels, Restaurants & Leisure: 2.13%
Accor SA	17,004	869,000
Accordia Golf Company Limited	14,600	189,799
Ajisen China Holdings Limited	67,200	74,382
Amax International Holdings Limited †	4,175	888
Ardent Leisure Group	55,254	113,897
Aristocrat Leisure Limited	88,978	395,409
Autogrill SpA	9,260	90,174
Bally Technologies Incorporated †	81,809	5,542,560
Banyan Tree Holdings Limited	13,000	6,307
Berjaya Land Bhd	408,500	105,974
Berjaya Sports Toto Bhd	163,502	190,623
Bob Evans Farms Incorporated	1,361	70,418
Cafe de Coral Holdings Limited	52,000	162,488
Carnival Corporation	53,300	2,113,878
Carnival plc	20,101	829,049
Cheesecake Factory Incorporated	102,200	4,856,544
Chipotle Mexican Grill Incorporated †	18,394	10,396,473
Colowide Company Limited	10,000	111,329
Compass Group plc	175,290	2,772,410
Cracker Barrel Old Country Store Incorporated	52,300	5,201,235
Crown Limited	72,900	1,124,104
Darden Restaurants Incorporated	83,300	4,253,298
Domino’s Pizza Incorporated	119,700	9,463,482
Doutor Nichires Holdings Company Limited	5,200	82,673
Dunkin Brands Group Incorporated	64,583	3,337,004
Echo Entertainment Group Limited	135,176	320,861

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Egyptian Resorts Company †	16,982	$4,318
EIH Limited	57,568	60,234
Enterprise Inns plc †	26,791	69,493
Flight Centre Limited	11,645	538,795
Formosa International Hotels Corporation	16,347	183,444
Fujita Kanko Incorporated «	30,000	98,457
Galaxy Entertainment Group Limited †	481,000	4,825,154
Genting Bhd	503,300	1,551,451
Genting Singapore plc	1,113,320	1,181,253
Grand Korea Leisure Company Limited	10,260	422,895
Great Canadian Gaming Corporation †	676	8,382
Greene King plc	17,051	262,543
H.I.S Company Limited	4,200	240,601
Hong Kong & Shanghai Hotels Limited	94,530	130,091
Hotel Properties Limited	32,000	75,226
Hotel Shilla Company Limited	7,990	623,482
Hyatt Hotels Corporation Class A †	37,824	1,972,900
Imperial Hotel Limited «	6,400	148,162
Indian Hotels Company Limited	66,498	74,244
Intercontinental Hotels Group plc	28,522	927,529
International Game Technology	167,030	2,520,483
Intralot SA-Integrated Lottery Systems & Services	4,444	13,188
J D Wetherspoon plc	8,168	111,610
Jollibee Foods Corporation	94,580	362,343
Kangwon Land Incorporated †	28,940	864,811
Kappa Create Company Limited †«	4,200	38,711
Kentucky Fried Chicken (Japan) Limited	2,100	44,344
Kisoji Company Limited	3,500	63,521
Kuoni Reisen Holding AG	214	91,063
Ladbrokers plc	95,658	267,347
Las Vegas Sands Corporation	82,555	7,037,814
Life Time Fitness Incorporated †«	79,905	3,771,516
Lottomatica SpA	6,123	202,500
Macau Legend Development Limited †	840,000	789,068
Marriott International Incorporated Class A	133,200	7,223,436
Marriott Vacations Worldwide Corporation †	66,234	3,473,311
Marston’s plc	50,669	126,848
McDonald’s Corporation	221,614	21,086,572
McDonald’s Holdings Company (Japan) Limited	12,400	331,414
Melco Crown Entertainment Limited ADR †	32,470	1,393,612
Melco International Development Limited	180,000	643,640
MGM China Holdings Limited	177,200	755,787
MGM Mirage †	197,600	5,443,880
Millennium & Copthorne Hotels plc	18,690	182,777
Minor International PCL	115,797	86,959
Miramar Hotel & Investment Company Limited	48,000	59,563
Mitchells & Butlers plc †	19,207	155,991
MOS Food Services Incorporated	6,100	123,954
Multi-Purpose Holdings Bhd	221,370	208,770
Norwegian Cruise Line Company †	43,004	1,473,747

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ohsho Food Service Corporation	1,600	$50,388
Opap SA	18,417	289,799
Orbis SA	2,450	34,628
Oriental Land Company Limited	10,800	1,620,478
Paddy Power plc	4,093	342,590
Panera Bread Company Class A †	15,849	2,873,741
Papa John’s International Incorporated	70,000	3,563,000
Paradise Company Limited	11,315	310,566
PartyGaming plc	58,620	126,629
Plenus Company Limited	4,100	90,726
Punch Taverns plc †	32,370	5,963
Resorts World Bhd	621,815	825,544
RESORTTRUST Incorporated	14,700	244,254
Restaurant Group plc	15,681	175,933
REXLot Holdings Limited	641,544	93,414
Round One Corporation	8,500	64,729
Royal Caribbean Cruises Limited	106,300	5,626,459
Royal Holdings Company Limited	5,300	73,847
Saizeriya Company Limited	4,700	55,327
Sands China Limited	459,523	3,842,903
Shangri-La Asia Limited	274,166	457,853
SJM Holdings Limited	390,000	1,251,329
Sky City Entertainment Group Limited	112,226	369,775
Sodexho Alliance SA	9,330	995,485
Spirit Pub Company plc	32,370	44,990
St. Marc Holdings Company Limited	1,200	55,655
Starbucks Corporation	166,400	11,807,744
Tabcorp Holdings Limited	141,244	447,439
Tattersall’s Limited	263,014	685,325
The Wendy’s Company	582,822	5,583,435
Thomas Cook Group plc †	117,612	364,943
Tim Hortons Incorporated	14,344	777,371
Tokyo Dome Corporation	36,000	210,475
Tokyotokeiba Company Limited	32,000	103,135
Transat A.T. Incorporated Class A †	1,458	13,431
TUI AG	12,319	222,411
TUI Travel plc	61,222	458,569
Vail Resorts Incorporated	79,020	5,556,686
Watami Food Service Company «	3,900	56,754
Whitbread plc	16,280	1,223,232
William Hill plc	82,355	548,321
Wowprime Corporation	12,100	182,111
Wyndham Worldwide Corporation	77,300	5,633,624
Wynn Macau Limited	273,600	1,318,546
Wynn Resorts Limited	47,937	11,624,243
Yoshinoya D&C Company Limited «	11,800	158,269
Yum! Brands Incorporated	97,100	7,193,168
Zensho Company Limited «	11,700	125,427

		202,802,157

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables: 0.85%
Ability Enterprise Company Limited	40,000	$25,084
Alpine Electronics Incorporated	7,900	113,800
Altek Corporation	88,623	93,601
Amtran Technology Company Limited	169,006	105,427
Arcelik AS	78,008	418,231
Barratt Developments plc	86,863	640,009
Bellway plc	9,497	266,538
Berkeley Group Holdings plc	11,306	518,939
Bovis Homes Group plc	9,917	154,856
Casio Computer Company Limited	51,600	582,572
Chofu Seisakusho Company Limited	3,500	86,047
Cleanup Corporation	5,200	45,066
Corona Corporation	2,000	21,028
D.R. Horton Incorporated	179,831	4,416,649
Dorel Industries Incorporated Class B	2,467	82,879
Ekornes ASA	800	11,996
Electrolux AB Class B	25,871	612,916
Fleetwood Corporation Limited	5,805	13,727
Foster Electric Company Limited	4,400	64,117
France Bed Holdings Company Limited	27,000	49,347
FUJITSU General Limited	11,000	112,410
Funai Electric Company Limited	2,100	23,152
Garmin Limited «	77,200	4,142,552
GUD Holdings Limited	7,917	40,764
Haier Electronics Group Company	201,000	594,410
Harman International Industries Incorporated	42,170	4,416,464
Haseko Corporation †	56,900	363,418
Husqvarna AB Class A	1	7
Husqvarna AB Class B	37,065	250,601
Iida Group Holdings Company †	25,700	388,391
Jarden Corporation †	69,650	4,281,386
JM AB	8,886	292,151
JVC Kenwood Holdings Incorporated	26,300	58,404
Leggett & Platt Incorporated	91,719	2,939,594
Lennar Corporation Class A	114,400	5,019,872
LG Electronics Incorporated	25,457	1,452,301
Matsushita Electric Industrial Company Limited	428,510	5,372,691
Mohawk Industries Incorporated †	36,200	5,123,386
Newell Rubbermaid Incorporated	185,119	5,944,171
Nexity SA	1,566	68,186
Nikon Corporation	66,800	1,222,840
Nobia AB	5,775	52,241
NVR Incorporated †	2,634	3,139,728
Panahome Corporation	18,000	122,747
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	757,777
Pioneer Corporation †	54,900	124,074
Pulte Homes Incorporated	204,500	4,292,455
Redrow plc	3,458	19,792
Rinnai Corporation	7,000	587,403

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Household Durables (continued)
Sangetsu Company Limited	6,500	$157,694
SEB SA	3,036	245,736
Sekisui Chemical Company Limited	85,000	968,016
Sekisui House Limited	116,000	1,452,137
Sharp Corporation †	310,000	1,002,162
Skyworth Digital Holdings Limited	5,491	2,802
Sony Corporation	189,394	3,312,581
Steinhoff International Holdings Limited «	438,297	2,112,471
Sumitomo Foresting Company Limited	31,600	323,545
Takamatsu Corporation	3,600	61,268
Tamron Company Limited	4,000	99,165
Tatung Company Limited †	394,770	129,905
Taylor Woodrow plc	300,372	628,735
Techtronic Industries Company Limited	263,500	699,448
Tempur-Pedic International Incorporated †	132,800	6,888,336
TOA Corporation	6,000	57,895
TOKEN Corporation	1,340	58,922
Tomtom NV †	4,700	30,322
Tupperware Corporation	32,600	2,562,360
Videocon Industries Limited	16,162	42,621
Welling Holding Limited	102,800	27,818
Woongjin Coway Company Limited	13,020	833,036

		81,223,172

Internet & Catalog Retail: 1.00%
Amazon.com Incorporated †	82,527	29,883,027
Askul Corporation	2,300	79,100
ASOS plc †	7,672	894,162
Belluna Company Limited	6,000	29,066
CDON Group †	6,172	26,665
CJ O Shopping Company Limited	949	368,488
Ctrip.com International Limited ADR †	32,114	1,734,477
Groupon Incorporated †	233,000	1,936,230
GS Home Shopping Incorporated	834	202,426
Home Retail Group plc	62,866	206,544
HSN Incorporated	72,487	4,157,129
Hyundai Home Shopping Network	1,833	288,472
Liberty Ventures Series A †	77,058	10,981,536
N Brown Group plc	13,911	137,439
Netflix Incorporated †	35,726	15,920,577
Nissen Company Limited	2,200	8,712
priceline.com Incorporated †	11,196	15,101,613
Rakuten Incorporated	138,100	1,979,836
Senshukai Company Limited	7,500	58,588
Shutterfly Incorporated †	81,900	4,468,464
Start Today Company Limited	12,500	308,048
TripAdvisor Incorporated †	65,720	6,587,773
Wotif.com Holdings Limited	18,653	42,445

		95,400,817

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products: 0.33%
Amer Sports Oyj	13,925	$314,450
Aruze Corporation	4,400	76,655
Beneteau SA †	1,319	20,318
Brunswick Corporation	193,100	8,648,949
Fields Corporation	2,900	51,121
Giant Manufacturing Company Limited	62,687	427,251
Hasbro Incorporated	73,221	4,038,870
Heiwa Corporation	9,000	151,400
Mars Engineering Corporation	1,800	32,915
Mattel Incorporated	216,195	8,066,235
Merida Industry Limited	45,000	302,248
Mizuno Corporation «	17,000	93,878
Namco Bandai Holdings Incorporated	41,200	921,808
Polaris Industries Incorporated	38,256	5,127,452
Roland Corporation	800	11,233
Sankyo Company Limited	10,300	427,100
Sega Sammy Holdings Incorporated	34,100	796,795
Shimano Incorporated	16,400	1,484,170
Tomy Company Limited	14,100	61,931
Yamaha Corporation	36,000	492,051

		31,546,830

Media: 1.78%
Agora SA †	5,097	18,771
Aimia Incorporated	16,463	277,283
Amalgamated Holdings Limited	22,965	171,730
AMC Networks Incorporated Class A †	36,912	2,806,050
Antena 3 de Television SA †	1,425	25,373
APN News & Media Limited †	45,589	26,443
Arnoldo Mondadori Editore SpA †	1,753	3,535
Asatsu-DK Incorporated	5,100	110,399
Astro Malaysia Holdings Bhd	365,200	352,215
Avex Group Holdings Incorporated	7,200	131,803
Axel Springer AG	4,131	292,000
BEC World PCL	121,700	188,379
British Sky Broadcasting plc	92,582	1,457,313
Cablevision Systems Corporation New York Group Class A	138,800	2,442,880
Charter Communication Incorporated †	39,995	5,070,166
Cheil Worldwide Incorporated †	21,540	493,352
Cineplex Incorporated «	8,140	301,400
CJ E&M Corporation †	6,785	246,294
Cogeco Cable Incorporated	1,258	61,520
Corus Entertainment Incorporated Class B «	12,391	280,428
CyberAgent Incorporated	9,100	400,142
Cyfrowy Polsat SA †	44,163	296,711
Daiichikosho Company Limited	8,500	255,576
Daily Mail & General Trust plc	23,399	412,203
Dentsu Incorporated	45,700	1,717,623
DIRECTV Group Incorporated †	106,504	8,264,710

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Media (continued)
Discovery Communications Incorporated Class A †	60,402	$5,032,695
Discovery Communications Incorporated Class C †	3,073	237,020
DISH Network Corporation †	24,400	1,435,696
Eniro AB †	5,208	53,204
eSun Holdings Limited †	3,000	394
Eutelsat Communications SA	13,912	453,857
Fairfax Media Limited	382,378	322,448
Fuji Television Network Incorporated	8,900	161,087
Gannett Company Incorporated	146,818	4,367,836
Gestevision Telecinco SA †	15,943	190,925
GFK SE	2,287	133,515
Grupo Televisa SA	454,502	2,667,906
Hakuhodo DY Holdings Incorporated	56,200	419,691
Havas SA	33,703	284,797
Informa plc	60,450	528,909
Interpublic Group of Companies Incorporated	274,883	4,870,927
Ipsos	1,688	72,019
ITV plc	319,668	1,080,771
JC Decaux SA	5,375	237,337
Kabel Deutschland Holding AG	1,781	253,084
Kadokawa Group Holdings Incorporated	4,200	137,634
Lagardere SCA	10,820	434,529
Lamar Advertising Company Class A †	41,138	2,205,408
Liberty Global plc Class A	80,947	7,005,963
Liberty Global plc Class C †	4,625	391,553
Liberty Media Corporation †	77,215	10,590,809
Live Nation Incorporated †	321,255	7,289,276
M6 Metropole Television SA	5,835	135,711
Madison Square Garden Incorporated Class A †	38,000	2,166,380
Mediaset SpA †	67,736	388,943
Meredith Corporation	82,700	3,870,360
Modern Times Group Class B	4,115	195,878
Morningstar Incorporated	13,304	1,113,013
Naspers Limited	108,558	13,093,396
New York Times Company Class A «	279,368	4,587,223
News Corporation Class A †	324,126	5,941,230
Nippon Television Network Corporation	10,000	166,356
Omnicom Group Incorporated	31,200	2,361,216
PagesJaunes SA †«	5,117	10,383
Pearson plc	78,175	1,326,098
ProSiebenSat.1 Media AG	8,128	387,619
PT Bhakti Investama Tbk	5,200,153	145,581
PT Media Nusantara Citra Tbk	1,052,000	229,720
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	59,112
Publicis Groupe	16,245	1,542,701
Quebecor Incorporated	6,882	152,581
REA Group Limited	14,191	627,975
Reed Elsevier NV - Netherlands Exchange	65,450	1,434,610
Reed Elsevier plc - United Kingdom Exchange	118,539	1,817,264
Regal Entertainment Group Class A «	180,493	3,321,071

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Rightmove plc	11,307	$521,636
RTL Group «	1,962	253,347
Sanoma Oyj	9,062	69,296
Schibsted ASA	8,244	543,236
Scripps Networks Interactive Incorporated	61,864	5,025,831
Seat Pagine Gialle SpA †	259	1
SES SA	43,074	1,501,240
Shaw Communications Incorporated Class B «	37,500	867,312
Shochiku Company Limited	26,000	218,945
Sinclair Broadcast Group Incorporated «	160,500	4,754,010
Singapore Press Holdings Limited «	289,000	946,121
Sirius XM Holdings Incorporated †	712,414	2,571,815
Sky Deutschland AG †	48,593	509,084
SKY Network Television Limited	62,990	323,202
Sky Perfect JSAT Holdings Incorporated	46,800	239,127
SM Entertainment Company †	3,747	160,059
Societe Television Francaise 1 SA	10,997	204,615
Star Publications Limited	33,600	22,971
Starz Liberty Capital †	61,885	1,979,082
Sun TV Network Limited	19,075	114,056
Technicolor †	23,402	157,665
Telenet Group Holding NV	5,930	378,483
Television Broadcasts Limited	55,000	339,828
Ten Network Holdings Limited †	257,639	79,317
Thomson Corporation «	34,752	1,192,609
Toei Company Limited	16,000	93,701
Toho Company Limited Tokyo	28,300	547,814
Tokyo Broadcasting System Incorporated	5,700	63,290
Torstar Corporation	11,855	54,388
TV Asahi Corporation	3,800	72,699
TVN SA	35,817	190,134
Twenty-First Century Fox Incorporated	427,697	14,344,957
United Business Media Limited	19,504	234,339
Viacom Incorporated Class B	49,863	4,374,481
West Australian Newspapers Holding Limited	144,989	285,932
Wolters Kluwer NV	33,251	960,611
WPP plc	120,952	2,649,227
Yellow Media Limited †	225	4,964
Zee Entertainment Enterprises Limited	102,539	444,534
Zenrin Company Limited	5,000	47,411

		169,379,380

Multiline Retail: 0.44%
Aeon Company Bhd	41,400	182,456
Big Lots Incorporated †	115,437	3,411,163
Canadian Tire Corporation Limited	7,500	676,307
David Jones Limited «	86,212	254,642
Debenhams plc	147,783	187,335
Dollar General Corporation †	64,200	3,845,580

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Multiline Retail (continued)
Dollar Tree Incorporated †	123,384	$6,757,742
Dollarama Incorporated	6,458	503,611
Don Quijote Company Limited	10,200	553,248
El Puerto De Liverpool SAB de CV	42,300	440,425
Far Eastern Department Stores Company Limited	181,946	166,044
Fuji Company Limited	5,100	84,992
Golden Eagle Retail Group Limited	128,000	198,914
H2O Retailing Corporation	28,000	207,723
Harvey Norman Holdings Limited «	97,512	279,318
Hyundai Department Store Company Limited	3,673	486,866
Hyundai Greenfood Company Limited	13,680	216,573
Intime Retail Group Company Limited	238,500	243,400
Isetan Mitsukoshi Holdings Limited	69,300	781,727
Izumi Company Limited	8,900	259,033
J.Front Retailing Company Limited	94,800	599,894
Kintetsu Corporation †	27,000	90,734
Kohl’s Corporation	130,700	7,344,033
Lifestyle International Holdings Limited	119,500	235,595
Lotte Shopping Company Limited	3,266	1,032,576
Macy’s Incorporated	47,412	2,743,258
Marks & Spencer Group plc	149,257	1,258,440
Marui Company Limited	48,100	395,595
Matsuya Company Limited †	9,600	86,312
Metro Holdings Limited	163,200	108,787
Myer Holdings Limited «	106,299	248,522
New World Department Store China Limited	150,000	78,087
Next plc	15,421	1,739,196
Pantaloon Retail India Limited	16,821	21,956
Parco Company Limited	6,400	55,403
Parkson Holdings Bhd	118,700	99,988
Parkson Retail Group Limited	251,000	69,861
Robinson Department Store PCL	106,500	155,057
Ryohin Keikaku Company Limited	4,800	434,863
SACI Falabella	250,254	2,059,446
Sears Canada Incorporated	655	9,068
Sears Holdings Corporation †«	29,801	1,333,595
Seria Company Limited	3,700	153,424
Shinsegae Company Limited	1,463	309,046
Stockmann Oyj ABP	1,375	23,496
Takashimaya Company Limited	60,000	520,586
The Daiei Incorporated †	2,400	7,429
Warehouse Group Limited	10,254	30,003
Woolworths Holdings Limited	144,711	858,462

		41,839,811

Specialty Retail: 2.26%
ABC-Mart Incorporated	4,200	166,316
Advance Auto Parts Incorporated	45,396	5,781,635
Aeropostale Incorporated †«	171,800	1,261,012

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
Alpen Company Limited	2,900	$49,240
American Eagle Outfitters Incorporated	112,502	1,634,654
AOKI Holdings Incorporated	6,600	94,490
Aoyama Trading Company Limited	10,700	263,163
Ascena Retail Group Incorporated †	293,400	5,366,286
AT Group Company Limited	5,000	89,663
Autobacs Seven Company Limited	16,500	256,328
AutoNation Incorporated †	38,300	2,016,112
AutoZone Incorporated †	7,400	3,984,456
Bed Bath & Beyond Incorporated †	46,800	3,173,976
Belle International Holdings Limited	1,042,000	1,284,953
Best Buy Company Incorporated	172,300	4,588,349
Best Denki Company Limited †	8,000	10,376
BIC Camera Incorporated «	22,100	129,208
Cabela’s Incorporated †	27,600	1,830,432
CarMax Incorporated †	132,500	6,416,975
Carpetright plc †	2,534	25,502
Carphone Warehouse Group plc	20,849	122,718
Chico’s FAS Incorporated	348,395	5,758,969
Children’s Place Retail Stores Incorporated †	47,298	2,562,133
Chiyoda Company Limited	8,400	164,418
Chow Sang Sang Holdings International Limited	81,000	234,842
Chow Tai Fook Jewellery Company Limited	230,800	403,871
CST Brands Incorporated	168,799	5,491,031
DCM Japan Holdings Company Limited	27,000	171,121
Delek Automotive Systems Limited	1,187	12,495
Dick’s Sporting Goods Incorporated	63,307	3,397,687
Dickson Concepts International Limited	37,670	21,843
DSG International plc †	298,153	256,626
DSW Incorporated Class A	159,400	6,133,712
Dufry Group Register Shares †	2,183	370,328
Edion Corporation	14,400	79,945
Esprit Holdings Limited †	355,658	668,186
Express Incorporated †	184,000	3,365,360
Fast Retailing Company Limited «	11,700	4,029,527
Fielmann AG	776	94,804
Foot Locker Incorporated	96,335	4,018,133
Foschini Limited	43,808	364,109
Fourlis Holdings SA †	1,820	13,942
Futures Lifestyle Fashions Limited †	5,607	5,830
Gamestop Corporation Class A «	76,300	2,846,753
Genesco Incorporated †	47,700	3,541,725
GEO Company Limited	10,200	93,110
Giordano International Limited	338,000	221,252
GNC Holdings Incorporated Class A	50,133	2,332,187
GOME Electrical Appliances Holding Limited	2,195,000	367,693
Group 1 Automotive Incorporated	42,700	2,850,652
Groupe Fnac †	888	37,703
Grupo Elektra SA de CV	16,094	459,673
Guess? Incorporated	38,400	1,165,056

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Specialty Retail (continued)
Gulliver International Company Limited	5,600	$43,085
Halfords Group	10,381	81,894
Hennes & Mauritz AB	89,703	4,046,089
Hikari Tsushin Incorporated	3,600	311,290
Home Depot Incorporated	313,630	25,727,069
Hotai Motor Company Limited	85,000	1,043,633
Industria de Diseno Textil SA	21,337	3,071,788
IT City Public Company Limited †	172,900	14,521
JB Hi-Fi Limited «	17,769	291,436
Joshin Denki Company Limited	10,000	75,857
Jumbo SA †	8,759	165,996
K’s Holdings Corporation	9,400	256,775
Keiyo Company Limited «	9,500	42,287
Kesa Electricals plc	21,336	41,445
Kingfisher plc	235,574	1,554,254
KOHNAN SHOJI Company Limited	4,900	49,592
Komeri Company Limited	6,500	158,780
LOTTE Himart Company Limited	2,142	158,919
Luk Fook Holdings International Limited	65,000	221,956
Lumber Liquidators Holdings Incorporated †	60,400	6,479,712
Mr Price Group Limited	44,003	610,421
Murphy USA Incorporated †	102,600	4,161,456
NAFCO Company Limited	1,400	20,222
Nishimatsuya Chain Company Limited	8,400	60,088
Nitori Company Limited	16,700	754,839
O’Reilly Automotive Incorporated †	65,506	9,881,580
OSIM International Limited «	55,515	105,981
Outerwall Incorporated †«	54,962	3,887,462
Paris Miki Incorporated	3,500	16,164
PetSmart Incorporated	64,800	4,345,488
Point Incorporated	3,600	83,199
Pou Sheng International Holdings Limited †	282,000	12,900
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	55
Premier Investments Limited	16,893	122,555
Reitman’s Canada Limited Class A	2,386	12,412
Rent-A-Center Incorporated	119,682	3,008,805
Right On Company Limited	1,000	6,544
RONA Incorporated	10,259	107,473
Ross Stores Incorporated	49,798	3,625,294
Sa Sa International Holdings Limited	182,000	169,089
Sally Beauty Holdings Incorporated †	82,600	2,370,620
Sanrio Company Limited «	11,000	419,917
Shimachu Company Limited	9,900	212,261
Shimamura Company Limited	4,400	397,327
Signet Jewelers Limited - United Kingdom Exchange	1,261	120,868
Staples Incorporated	426,000	5,789,340
Super Cheap Auto Group Limited	25,537	251,579
T-Gaia Corporation	4,400	42,240
The Buckle Incorporated «	53,900	2,445,443
The Men’s Wearhouse Incorporated	99,642	5,359,743

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Specialty Retail (continued)
Tiffany & Company	65,300	$6,089,225
TJX Companies Incorporated	155,000	9,526,300
Tractor Supply Company	82,750	5,838,840
Trinity Limited	202,000	51,798
Truworths International Limited «	104,568	667,130
ULTA Salon Cosmetics & Fragrance Incorporated †	39,700	3,560,693
United Arrows Limited	4,100	135,565
Urban Outfitters Incorporated †	67,913	2,542,663
USS Company Limited	41,000	552,334
Valora Holding AG	366	103,953
Vitamin Shoppe Incorporated †	59,700	2,793,363
WH Smith plc	12,180	238,838
World Duty Free SpA †	9,260	136,124
Xebio Company Limited	4,100	74,611
Yamada Denki Company Limited	183,000	605,984
Zhongsheng Group Holdings Limited	140,000	200,965

		215,436,689

Textiles, Apparel & Luxury Goods: 1.12%
Adidas-Salomon AG	19,806	2,307,347
ANTA Sports Products Limited	127,000	196,378
ASICS Corporation	34,600	675,205
Atsugi Company Limited	31,000	35,639
Billabong International Limited †	56,684	29,590
Bosideng International Holdings Limited	500,000	89,556
Burberry Group plc	41,524	1,071,520
Carter’s Incorporated	34,000	2,561,220
China Dongxiang Group Company	272,000	53,976
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	951,206
Compagnie Financiere Richemont SA	49,685	4,948,728
Crocs Incorporated †	203,300	3,096,259
Daidoh Limited	1,200	7,759
Daphne International Holdings Limited «	130,000	66,000
Deckers Outdoor Corporation †«	75,098	5,583,536
Descente Limited	9,000	61,462
Eclat Textile Company Limited	39,780	506,802
Feng Tay Enterprise Company Limited	85,000	213,776
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	225,914
Fossil Group Incorporated †	29,140	3,348,477
Geox SpA	950	4,175
Gildan Activewear Incorporated	10,931	560,420
Gunze Limited	36,000	94,802
Hanesbrands Incorporated	61,700	4,521,376
Hermes International	1,479	476,682
Hugo Boss AG	2,130	283,684
Iconix Brand Group Incorporated †	115,200	4,635,648
Jaybharat Textiles & Real Estate Limited †	15,488	7,147

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kering	7,111	$1,458,556
Kurabo Industries Limited	43,000	76,054
Li & Fung Limited	1,128,530	1,477,455
Li Ning Company Limited †	79,500	61,157
LPP SA	207	686,784
lululemon athletica incorporated †«	9,595	482,724
Luxottica Group SpA	12,870	713,954
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,857,340
Makalot Industrial Company Limited	37,000	202,720
Michael Kors Holdings Limited †	106,395	10,429,902
Ng2 SA	3,479	151,785
Nike Incorporated Class B	162,900	12,755,070
Onward Kashiyama Company Limited	27,000	188,101
Pandora AS	4,743	321,434
Peak Sport Products Limited	198,000	51,027
Ports Design Limited	33,000	21,984
Pou Chen Corporation	584,600	780,483
Prada SpA	47,800	359,091
Puma AG Rudolf Dassler Sport	229	64,893
PVH Corporation	48,381	6,116,810
Ralph Lauren Corporation	13,417	2,161,210
Ruentex Industries Limited	153,911	363,213
Sanyo Shokai Limited	23,000	64,636
Seiko Holdings Corporation Class C	23,000	94,468
Seiren Company Limited	20,900	168,194
Shenzhou International Group Holdings Limited	77,000	268,886
Stella International	100,000	245,343
Steven Madden Limited †	125,250	4,565,363
Swatch Group AG/The Bearer Shares	2,953	1,970,905
Swatch Group AG/The Regular Shares	4,901	576,195
Tainan Spinning Company Limited	347,632	233,491
Texwinca Holdings Limited	100,000	93,421
The Japan Wool Textile Company Limited	13,000	91,333
Titan Industries Limited	44,383	173,651
Tod’s SpA	810	110,574
TSI Holdings Company Limited	20,900	123,014
Under Armour Incorporated Class A †	49,896	5,645,732
Unitika Limited †	168,000	102,348
VF Corporation	76,816	4,500,649
Wacoal Corporation	26,000	276,172
Wolverine World Wide Incorporated	220,880	5,822,397
Xtep International Holdings Limited	154,500	75,055
Youngone Corporation	5,630	192,237
Yue Yuen Industrial Holdings Limited	151,500	463,643

		106,253,738

Consumer Staples: 6.54%

Beverages: 1.36%
Ambev SA	1,185,815	8,536,755

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Beverages (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	$441,427
Anheuser-Busch InBev NV	72,633	7,614,394
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	937,351
Asahi Breweries Limited	88,200	2,471,715
Britvic plc	18,843	245,329
Brown-Forman Corporation Class B	96,121	8,054,940
C&C Group plc	39,716	269,824
Carlsberg AS	10,130	1,068,929
Carlsberg Brewery Malaysia Bhd	27,300	109,650
Coca-Cola Amatil Limited	92,677	934,513
Coca-Cola Central Japan Company Limited	8,300	190,434
Coca-Cola Enterprises Incorporated	156,900	7,386,852
Coca-Cola Femsa SA	110,500	1,063,190
Coca-Cola HBC AG - London Exchange	17,518	435,622
Coca-Cola Icecek Uretim AS	15,881	306,806
Coca-Cola West Japan Company Limited	14,900	275,980
Compania Cervecerias Unidas SA	26,092	294,076
Constellation Brands Incorporated Class A †	98,800	8,005,764
Cott Corporation	9,100	73,964
Davide Campari-Milano SpA	22,742	194,152
Diageo plc	226,919	7,138,064
Dr Pepper Snapple Group Incorporated	130,940	6,823,283
Fomento Economico Mexicano Sab de CV	504,400	4,322,532
Fraser & Neave Holdings	12,000	65,338
Guinness Anchor Bhd	33,500	149,275
Heineken Holding NV	9,870	638,468
Heineken NV	20,410	1,380,143
Hey Song Corporation	74,250	80,382
Hite Jinro Company Limited †	6,516	143,444
ITO EN Limited	11,400	255,735
Kirin Brewery Company Limited	176,000	2,395,205
Lotte Chilsung Beverage Company Limited	132	187,953
Molson Coors Brewing Company	104,972	5,965,559
Monster Beverage Corporation †	80,552	5,960,848
PepsiCo Incorporated	202,863	16,243,240
Pernod-Ricard SA	18,977	2,234,083
Remy Cointreau SA	1,980	168,079
SABMiller plc	80,862	3,963,379
Sapporo Holdings Limited	76,000	287,511
Takara Holdings Incorporated	39,000	300,059
Thai Beverage PCL	2,160,000	954,207
The Coca-Cola Company	502,366	19,190,381
Treasury Wine Estates Limited	112,694	389,177
Tsingtao Brewery Company Limited	70,000	526,316
United Spirits Limited	20,845	802,876
Yomeishu Seizo Company Limited	4,000	34,548

		129,511,752

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Food & Staples Retailing: 1.50%
Aeon Company Limited «	145,200	$1,774,873
Ain Pharmaciez Incorporated	2,200	95,549
Alimentation Couche Tard Incorporated	13,243	1,043,605
ARCS Company Limited	9,300	170,794
Axfood AB	1,584	90,075
Big C Supercenter PCL ADR	174,400	946,170
Bim Birlesik Magazalar AS	46,738	866,987
Booker Group plc	194,495	567,681
C.P. Seven Eleven PCL	830,800	999,507
Carrefour SA	60,951	2,247,972
Casey’s General Stores Incorporated	84,110	5,760,694
Casino Guichard Perrachon SA	5,420	616,004
Cawachi Limited	2,100	38,443
Cencosud SA	244,002	744,268
China Resources Enterprise Limited	266,000	748,929
Cocokara Fine Incorporated	4,000	104,117
Colruyt SA	6,243	346,627
Cosmos Pharmaceutical Corporation	1,800	217,373
Costco Wholesale Corporation	95,227	11,122,514
Dairy Farm International Holdings Limited	52,200	479,718
Delhaize Group SA	10,066	724,022
Distribuidora Internacional SA	61,010	523,799
Dongsuh Company Incorporated	12,182	178,593
E-MART Company Limited	4,953	1,178,512
Empire Company Limited	2,672	170,870
Eurocash SA	15,296	201,727
FamilyMart Company Limited	12,400	551,950
George Weston Limited	5,500	399,449
Greggs plc	7,664	64,618
Heiwado Company Limited	8,100	109,279
Inageya Company Limited	5,500	54,043
Izumiya Company Limited	15,000	69,126
J Sainsbury plc	119,290	684,368
Jeronimo Martins SA	20,490	348,297
Kasumi Company Limited	10,000	65,147
Kato Sangyo Company Limited	5,600	103,999
Kesko Oyj	7,559	338,260
Kesko Oyj Class A	1,500	66,234
Koninklijke Ahold NV	100,511	1,875,009
Kroger Company	62,200	2,608,668
Lawson Incorporated «	12,000	832,465
Life Corporation	4,000	57,581
Loblaw Companies Limited «	10,500	433,257
Magnit OJSC Sponsored GDR	68,877	3,857,112
Massmart Holdings Limited	23,414	264,184
Matsumotokiyoshi Holdings Company Limited	6,900	221,367
Metcash Limited	162,807	450,370
Metro AG	12,722	527,596
Metro Incorporated	9,679	540,898
Ministop Company Limited	2,800	42,810

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food & Staples Retailing (continued)
OKUWA Company Limited	6,000	$49,523
Olam International Limited	271,718	380,467
Pick’n Pay Stores Limited «	59,313	248,637
President Chain Store Corporation	126,032	782,032
Rallye SA	2,005	84,907
Rite Aid Corporation †	1,960,980	12,922,858
Ryoshoku Limited	4,200	91,247
Safeway Incorporated	154,716	5,794,114
Seven & I Holdings Company Limited «	148,280	5,555,583
Shoppers Drug Mart Corporation	20,100	1,094,581
Shoprite Holdings Limited	81,698	1,068,847
Sligro Food Group NV	1,429	58,582
Sonae SGPS SA	93,661	168,711
SPAR Group Limited	29,921	315,291
Sugi Pharmacy Company Limited	8,400	323,553
Sun Art Retail Group Limited	518,000	588,716
Sundrug Company Limited	6,600	265,569
Super-Sol Limited	1,882	7,557
Sysco Corporation	69,948	2,519,527
Tesco plc	770,024	4,244,851
The Fresh Market Incorporated †	90,109	3,018,652
The Jean Coutu Group PJC Incorporated	9,211	174,188
The Maruetsu Incorporated	2,000	7,035
Tsuruha Holdings Incorporated	3,300	306,751
United Natural Foods Incorporated †	105,079	7,605,618
UNY Company Limited	43,900	260,544
Valor Company Limited	9,100	114,454
Wal-Mart de Mexico SAB de CV	1,321,710	2,790,783
Wal-Mart Stores Incorporated	210,543	15,727,562
Walgreen Company	115,200	7,827,840
Welcia Holdings Company	1,800	100,816
Wesfarmers Limited	214,431	8,218,372
Whole Foods Market Incorporated	80,242	4,337,080
William Morrison Supermarkets plc	218,799	862,116
Woolworths Limited	235,181	7,569,783
Wumart Stores Incorporated	127,000	150,393
Yaoko Company Limited	2,300	99,892
Yokohama Reito Company	7,100	56,440

		142,318,982

Food Products: 1.99%
Ajinomoto Company Incorporated	116,000	1,797,504
Alicorp SA	148,947	461,533
Archer Daniels Midland Company	86,500	3,511,900
Ariake Japan Company Limited	5,600	135,034
Aryzta AG	9,603	801,433
Asiatic Development Bhd	46,000	147,413
Associated British Foods plc	34,117	1,712,777
Australian Agricultural Company Limited †	57,695	65,127

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Food Products (continued)
Barry Callebaut AG	233	$290,621
BRF Brasil Foods SA	163,200	2,987,331
Bunge Limited	94,345	7,510,805
CALBEE Incorporated	19,200	466,181
Campbell Soup Company	119,300	5,166,883
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food PCL	445,500	372,103
China Agri-Industries Holdings Limited	522,700	224,287
China Fishery Group Limited	36,922	11,214
China Green Holdings Limited †	48,000	4,639
China Huiyuan Juice Group †	21,500	11,774
China Mengniu Dairy Company	323,000	1,656,506
CJ Cheiljedang Corporation	1,850	475,714
ConAgra Foods Incorporated	267,414	7,594,558
Corbion NV	8,986	202,485
Dairy Crest Group plc	6,886	61,287
Danone SA	54,070	3,819,709
Darling International Incorporated †	354,500	7,153,810
Dean Foods Company	215,700	3,190,203
Dydo Drinco Incorporated	1,900	80,372
East Asiatic Company Limited AS †	250	4,069
Ebro Puleva SA	6,042	133,145
Ezaki Glico Company Limited	20,000	263,732
Felda Global Ventures Holdings Bhd	469,000	658,447
Flowers Foods Incorporated	110,450	2,271,957
Fu Ji Food & Catering Services †	1,669	344
Fuji Oil Company Limited	13,300	180,086
Fujicco Company Limited	4,000	47,794
Fujiya Company limited	22,000	41,073
Futuris Corporation Limited †	36,531	3,586
General Mills Incorporated	81,600	4,082,448
Global Bio-Chem Technology Group Company Limited †	179,200	11,315
Golden Agri-Resources Limited	1,248,045	546,417
Goodman Fielder Limited	268,842	149,938
GrainCorp Limited	43,413	311,079
Green Mountain Coffee Roasters Incorporated	77,792	8,540,006
Grupo Bimbo Sab de CV	544,700	1,420,412
Hain Celestial Group Incorporated †	104,033	9,290,147
Hokuto Corporation	5,200	100,403
House Foods Corporation	16,400	263,476
Indofood Agri Resources Limited	39,000	26,766
Indofood CBP Sukses Makmur Tbk	384,000	369,644
Ingredion Incorporated	49,705	3,272,577
IOI Corporation Bhd	654,346	920,658
Itoham Foods Incorporated	35,000	150,978
J-Oil Mills Incorporated	19,000	50,034
JBS SA	181,023	579,027
Kagome Company Limited «	16,000	273,244
KAMEDA SEIKA Company Limited	2,900	83,948
Kellogg Company	29,800	1,808,562

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Kerry Group plc Class A - Dublin Exchange	15,076	$1,138,899
Khon Kaen Sugar Industry PCL	23,320	9,364
Kikkoman Corporation	35,000	679,916
Kraft Foods Group Incorporated	77,492	4,282,983
Kuala Lumpur Kepong Bhd	99,100	725,292
Kulim (Malaysia) Bhd †	101,600	107,910
Lancaster Colony Corporation	41,769	3,767,564
Lindt & Spruengli AG	10	580,614
Lindt & Spruengli AG - Participation Certificate	96	473,069
Lotte Confectionery Company Limited †	228	384,877
Maple Leaf Foods Incorporated	14,491	212,660
Marico Kaya Enterprises Limited †(a)	1,401	1,978
Marine Harvest ASA «	25,295	279,627
Marudai Food Company Limited	35,000	104,893
Maruha Nichiro Holdings Incorporated	87,000	149,602
McCormick & Company Incorporated	78,300	5,199,120
Mead Johnson Nutrition Company	45,720	3,728,466
Megmilk Snow Brand Company Limited	9,100	117,763
Meiji Holdings Company Limited	14,200	934,853
Meito Sangyo Company Limited	3,200	32,984
Mitsui Sugar Company Limited	17,000	70,993
Mondelez International Incorporated Class A	224,855	7,651,816
Morinaga & Company Limited	51,000	112,253
Morinaga Milk Industry Company Limited	43,000	135,629
Nakamuraya Company Limited	11,000	43,991
Nestle India Limited	4,820	378,298
Nestle Malaysia Bhd	10,000	203,876
Nestle SA	312,322	23,650,535
Nestle SA ADR	15	1,134
Nichirei Corporation	52,000	224,821
Nippon Beet Sugar Manufacturing Company Limited	24,000	46,458
Nippon Flour Mills Company Limited	38,000	192,670
Nippon Meat Packers Incorporated	39,000	625,410
Nippon Suisan Kaisha Limited †	41,400	91,937
Nisshin Seifun Group Incorporated	46,200	497,545
Nissin Food Products Company Limited	15,300	684,042
Nong Shim Company Limited	901	252,364
Nutreco NV	6,894	313,878
Orion Corporation †	971	812,274
Orkla ASA	72,715	574,257
Osem Investment Limited	3,453	77,267
PP London Sumatra Indonesia Tbk	664,500	118,487
PPB Group Bhd	119,200	579,174
Premier Foods plc †	9,696	23,380
President Bakery Public Company Limited	30,500	39,498
PT Astra Agro Lestari Tbk	71,500	157,055
PT Charoen Pokphand Indonesia Tbk	1,636,000	596,818
PT Indofood Sukses Makmur Tbk	993,924	614,300
QP Corporation	24,000	345,249
Ridley Corporation Limited	11,389	8,486

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Food Products (continued)
Riken Vitamin Company Limited	2,000	$47,991
Sakata Seed Corporation	5,700	74,716
Saputo Incorporated	12,604	621,948
Showa Sangyo Company Limited	27,000	87,816
Shree Renuka Sugars Limited	50,603	17,349
Standard Foods Corporation	65,596	190,739
Strauss Group Limited	1,291	23,208
Suedzucker AG	5,793	161,121
Tata Tea Limited	45,086	101,622
Tate & Lyle plc	44,144	474,575
Thai Union Frozen Products PCL	37,044	77,210
The Hershey Company	33,800	3,576,716
The Nisshin Oillio Group Limited	21,000	68,920
Tiger Brands Limited	43,269	982,209
Tingyi Holding Corporation	430,000	1,205,134
Toyo Suisan Kaisha Limited	20,000	672,104
TreeHouse Foods Incorporated †	79,723	5,681,061
Tyson Foods Incorporated Class A	179,609	7,085,575
Uni-President China Holdings Limited	200,000	199,728
Uni-President Enterprises Corporation	1,149,244	1,919,326
Unilever NV «	156,490	6,205,772
Unilever plc ADR	115,537	4,722,666
United Plantations Bhd	17,000	128,363
Universal Robina Corporation	238,100	746,813
Viscofan SA	4,011	206,286
Vitasoy International Holdings Limited	188,000	257,755
Want Want China Holdings Limited	1,601,000	2,434,338
Wei Chuan Food Corporation	140,000	226,187
Wilmar International Limited	474,930	1,292,556
Yakult Honsha Company Limited	29,500	1,414,562
Yamazaki Baking Company Limited	34,000	393,888

		189,103,098

Household Products: 0.77%
Church & Dwight Company Incorporated	82,400	5,601,552
Clorox Company	76,500	6,676,920
Colgate-Palmolive Company	195,216	12,265,421
Henkel AG & Company KGaA	11,153	1,128,262
Hindustan Unilever Limited	249,278	2,209,034
Kimberly-Clark Corporation	50,316	5,552,371
Kimberly-Clark de Mexico SAB de CV	170,300	412,241
LG Household & Health Care Limited Class H	2,428	1,039,434
Lion Corporation	52,000	288,179
Pigeon Corporation	7,000	315,024
Procter & Gamble Company	359,582	28,284,720
PT Unilever Indonesia Tbk	256,000	630,132
PZ Cussons plc	28,166	173,333
Reckitt Benckiser Group plc	61,638	5,072,033
ST Corporation	700	6,865

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Household Products (continued)
Svenska Cellulosa AB Class A	7,500	$227,866
Svenska Cellulosa AB Class B	56,712	1,722,151
Uni-Charm Corporation	28,200	1,598,841

		73,204,379

Personal Products: 0.28%
Aderans Company Limited	2,700	29,581
Amorepacific Corporation	663	729,145
Amorepacific Group	757	354,567
Avon Products Incorporated	277,900	4,299,113
BaWang International Group Holding Limited †	82,000	4,332
Beiersdorf AG	10,132	1,035,325
Colgate-Palmolive Company India Limited	6,799	144,092
Dabur India Limited	131,061	366,772
Dr. Ci Labo Company Limited «	4,400	131,650
Emami Limited	9,988	74,652
Estee Lauder Companies Incorporated Class A	55,820	3,842,649
Euglena Company Limited †«	10,800	110,048
FANCL Corporation	7,300	91,958
Godrej Consumer Products Limited	26,964	341,074
Hengan International Group Company Limited	183,000	1,986,683
Kao Corporation	94,100	3,231,596
Kobayashi Pharmaceutical Company Limited	5,600	316,950
Kose Corporation	4,900	159,851
L’Oreal SA	23,650	4,007,064
Mandom Corporation	3,200	108,794
Marico Limited	70,088	238,602
Milbon Company Limited	2,000	67,996
Natura Cosmeticos SA	45,000	662,309
Noevir Holding Company	3,000	55,508
NU Skin Enterprises Incorporated Class A	36,400	3,040,128
Oriflame Cosmetics SA «	2,947	74,874
Pola Orbis Holdings Incorporated	3,800	151,783
Shiseido Company Limited	70,200	1,243,003

		26,900,099

Tobacco: 0.64%
Altria Group Incorporated	262,680	9,524,777
British American Tobacco Malaysia Bhd	28,400	520,067
British American Tobacco plc	176,085	9,583,058
Eastern Company	2,662	63,867
Imperial Tobacco Group plc	94,358	3,850,638
ITC Limited	422,661	2,234,348
Japan Tobacco Incorporated	215,600	6,847,000
KT&G Corporation	30,094	2,204,544
Lorillard Incorporated	48,900	2,399,034
Philip Morris International Incorporated	211,950	17,148,875
PT Gudang Garam Tbk	106,500	437,596
Reynolds American Incorporated	38,462	1,955,023

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Tobacco (continued)
Souza Cruz SA	85,600	$742,554
Swedish Match AB	21,840	691,479
Universal Corporation «	53,800	3,101,570

		61,304,430

Energy: 6.98%

Energy Equipment & Services: 1.51%
Aban Offshore Limited	2,949	24,225
Aker Solutions ASA	17,388	292,311
AMEC plc	31,672	595,599
Atwood Oceanics Incorporated †	126,000	5,971,140
Baker Hughes Incorporated	53,900	3,410,792
Bourbon SA	4,428	130,216
Bristow Group Incorporated	80,500	6,246,800
Bumi Armada Bhd	170,300	202,707
BW Offshore Limited	23,262	28,835
Calfrac Well Services Limited	1,959	63,495
Cameron International Corporation †	55,638	3,564,170
CARBO Ceramics Incorporated «	43,100	5,346,555
CGG SP ADR †	689	10,500
China Oilfield Services Limited Class H	362,000	981,902
Compagnie Generale de Geophysique Veritas †	16,437	251,837
Core Laboratories NV	26,884	5,055,536
Dresser-Rand Group Incorporated †	47,541	2,582,903
Dril-Quip Incorporated †	88,510	9,520,136
Enerflex Limited	4,043	57,653
Ensign Energy Services Incorporated	11,978	191,574
Ezra Holdings Limited	125,000	105,017
FMC Technologies Incorporated †	140,304	7,048,873
Fred Olsen Energy ASA	4,001	131,322
Fugro NV	7,087	411,928
Halliburton Company	1	57
Helix Energy Solutions Group Incorporated †	216,195	5,110,850
Helmerich & Payne Incorporated	68,300	6,744,625
Hunting plc	13,249	188,027
John Wood Group plc	30,475	389,374
KNM Group Bhd †	133,912	26,157
Kvaerner ASA	10,061	21,624
McDermott International Incorporated †	519,100	4,324,103
Modec Incorporated	3,100	78,102
Mullen Group Limited	6,400	158,541
Nabors Industries Limited	169,100	3,892,682
Noble Corporation plc	164,900	5,120,145
Oceaneering International Incorporated	64,168	4,593,145
Oil States International Incorporated †	35,300	3,350,676
Pason Systems Incorporated	10,745	277,334
Patterson-UTI Energy Incorporated	95,079	2,767,750
Petrofac Limited	25,283	579,179
Petroleum Geo-Services ASA	19,980	218,042

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Energy Equipment & Services (continued)
Precision Drilling Corporation «	20,412	$224,711
Prosafe ASA	26,130	188,509
Saipem SpA	23,203	545,742
Sapurakencana Petroleum Bhd †	640,922	866,560
Savanna Energy Services Corporation	11,539	84,513
SBM Offshore NV †	17,972	278,332
Schlumberger Limited	293,305	27,277,365
Schoeller-Bleckmann Oilfield Equipment AG	1,839	212,462
Seacor Holdings Incorporated †	41,200	3,644,552
Seadrill Limited	33,756	1,245,181
Shawcor Limited Class A	4,528	187,000
Shinko Plantech Company Limited	7,600	58,772
Subsea 7 SA	26,952	514,163
Technip SA	10,276	1,009,757
Tecnicas Reunidas SA	2,168	120,358
Tenaris SA	45,222	948,159
TGS Nopec Geophysical Company ASA	10,707	338,050
Tidewater Incorporated	35,240	1,716,893
TMK GDR Register Shares	5,618	57,697
Toyo Kanetsu K. K.	23,000	63,958
Trican Well Service Limited	16,245	205,245
Trinidad Drilling Limited	7,400	74,114
Unit Corporation †	95,900	5,888,260
Weatherford International Limited †	456,339	7,607,171
WorleyParsons Limited	36,573	548,610

		143,972,573

Oil, Gas & Consumable Fuels: 5.47%
Advantage Oil & Gas Limited †	8,522	35,018
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	274,863
Alpha Natural Resources Incorporated †«	510,100	2,739,237
Altagas Limited	11,048	423,941
Anadarko Petroleum Corporation	109,700	9,232,352
AOC Holdings Incorporated	9,300	26,410
Apache Corporation	53,000	4,202,370
ARC Resources Limited «	29,540	796,857
Asian Insulators PCL	395,800	166,206
Athabasca Oil Corporation †	28,194	217,700
Aurora Oil & Gas Limited †	85,102	317,432
Australian Worldwide Exploration Limited †	77,909	99,069
Bankers Petroleum Limited †	23,555	104,661
Banpu PCL	142,000	113,165
Bayan Resources Group †	170,500	124,838
Baytex Energy Corporation «	11,349	413,762
Beach Petroleum Limited	240,961	352,635
BG Group plc	307,585	5,606,502
Bharat Petroleum Corporation Limited	36,149	220,463
Birchcliff Energy Limited †	4,522	41,287

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Blackpearl Resources Incorporated †	33,021	$78,728
Bonavista Energy Corporation «	16,745	240,899
BP plc	1,636,041	13,818,714
Brightoil Petroleum Holdings Limited †	514,000	177,503
Cabot Oil & Gas Corporation	249,824	8,743,840
Cairn Energy plc †	48,348	160,951
Caltex Australia Limited	22,940	429,471
Cameco Corporation	37,200	900,688
Canadian Natural Resources Limited	103,154	3,774,768
Canadian Oil Sands Limited	45,830	873,721
Cenovus Energy Incorporated	72,271	1,912,998
Cheniere Energy Incorporated †	130,400	6,445,672
Chesapeake Energy Corporation	57,932	1,501,018
Chevron Corporation	254,423	29,342,605
China Coal Energy Company «	929,962	475,733
China Petroleum & Chemical Corporation	6,661,600	5,914,326
China Shenhua Energy Company Limited	802,500	2,181,901
Cimarex Energy Company	55,500	6,421,905
CNOOC Limited	4,196,000	6,877,492
Coal India Limited	146,299	575,943
Coal of Africa Limited †	38,864	3,468
Concho Resources Incorporated †	62,328	7,549,791
Connacher Oil & Gas Limited †	22,597	4,184
ConocoPhillips Company	160,167	10,651,106
Continental Resources Incorporated †«	9,867	1,179,304
Corridor Resources Incorporated †	1,363	2,523
Cosan SA Industria Comercio Npv	23,400	346,197
Cosmo Oil Company Limited †	129,000	238,302
Crescent Point Energy Corporation «	36,103	1,267,012
Crew Energy Incorporated †	7,839	56,423
Dart Energy Limited †	34,277	3,823
Delek Group Limited	312	116,895
Denison Mines Corporation †	51,265	84,261
DNO ASA †	102,500	419,939
Dragon Oil plc	21,264	215,786
Ecopetrol SA Sponsored ADR «	41,000	1,407,530
Empresas Copec SA	115,354	1,518,895
Enbridge Incorporated	77,200	3,262,856
Encana Corporation	70,534	1,337,681
Energen Corporation	46,326	3,726,463
Energy Resources of Australia Limited †	13,099	17,066
Energy XXI (Bermuda) Limited	174,500	4,041,420
Enerplus Corporation «	20,247	400,990
ENI SpA	247,150	5,963,149
ENI SpA ADR	4,276	204,991
EnQuest plc - Sweden Exchange †	15,154	37,060
EnQuest plc - United Kingdom Exchange †	56,296	137,729
EOG Resources Incorporated	59,448	11,260,640
EQT Corporation	89,400	9,144,726
ERG SpA	2,269	31,757

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Essar Energy plc †	28,005	$31,889
Essar Oil Limited †	68,274	55,243
Esso Thailand PCL	26,300	4,837
Establissements Maurel et Prom	5,783	91,317
EXCO Resources Incorporated «	416,374	2,173,472
Exxaro Resources Limited	30,766	408,623
Exxon Mobil Corporation	577,831	55,627,790
Formosa Petrochemical Corporation	366,590	941,339
Frontline Limited †	6,300	27,711
Galp Energia SGPS SA	20,077	337,536
Gazprom ADR	1,577,489	12,146,665
Golar LNG Limited	2,733	109,284
Goodrich Petroleum Corporation †«	3,776	51,429
Gran Tierra Energy Incorporated †	23,505	167,483
Grupa Lotos SA †	10,126	137,609
GS Holdings Corporation	22,513	1,044,983
Gulf Keystone Petroleum Limited †«	88,919	231,539
Gulfport Energy Corporation †	48,900	3,232,290
Hellenic Petroleum SA	2,590	24,989
Heritage Oil plc †	26,070	110,230
Hess Corporation	35,500	2,841,065
Hidili Industry International Development Limited †	88,000	10,999
Hindustan Petroleum Corporation Limited	16,929	72,313
HollyFrontier Corporation	128,985	5,877,846
Husky Energy Incorporated «	26,600	808,834
Idemitsu Kosan Company Limited	21,600	440,829
Imperial Oil Limited	23,700	1,066,318
Indian Oil Corporation Limited	127,246	509,867
Inpex Holdings Incorporated	197,300	2,500,904
IRPC PCL	974,221	101,528
Itochu Enex Company Limited	6,000	33,900
Ivanhoe Energy Incorporated †	2,988	1,700
Japan Petroleum Exploration Company	7,300	266,837
JX Holdings Incorporated	454,000	2,350,968
Karoon Gas Australia Limited †	31,102	86,592
Kelt Exploration Limited †	5,883	62,799
Keyera Corporation	7,024	423,673
Kodiak Oil & Gas Corporation †	584,100	6,898,221
Koninklijke Vopak NV	6,083	356,342
Kunlun Energy Company Limited	780,000	1,393,046
Lightstream Resources Limited «	12,979	73,141
Long Run Exploration Limited	449	2,052
Lukoil ADR	27,399	1,490,506
Lukoil ADR – London Exchanges	110,894	6,099,170
Lundin Petroleum AB †	23,462	470,949
Mangalore Refinery & Petrochemicals Limited †	21,310	13,168
Marathon Oil Corporation	84,561	2,832,794
Marathon Petroleum Corporation	36,273	3,046,932
Maurel & Prom Nigeria	5,783	26,182
Meg Energy Corporation †	12,100	372,846

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Mitsuuroko Holdings Company Limited	10,000	$53,749
MOL Hungarian Oil & Gas plc	10,411	611,773
Mongolia Energy Company Limited †	277,000	8,388
Motor Oil (Hellas) Corinth Refineries SA	5,016	65,705
Murphy Oil Corporation	112,300	6,667,251
Neste Oil Oyj «	15,503	331,895
New Hope Corporation Limited	33,755	100,003
New Zealand Oil & Gas Limited	21,588	14,299
Newfield Exploration Company †	84,400	2,379,236
Niko Resource Limited †	5,137	12,387
Nippon Coke & Engineering Company	32,000	40,876
Nippon Gas Company Limited «	8,800	100,564
Noble Energy Incorporated	79,494	5,466,007
NovaTek OAO	6,672	763,249
NovaTek OAO Sponsored GDR	27,002	3,418,453
NuVista Energy Limited †	3,905	32,762
Oasis Petroleum Incorporated †	56,700	2,470,419
Oil & Natural Gas Corporation Limited	461,642	2,170,045
Oil India Limited	23,455	172,393
Oil Refineries Limited †	49,320	14,378
Oil Search Limited	193,817	1,496,039
OMV AG	14,891	677,667
ONEOK Incorporated	122,392	7,238,263
Ophir Energy plc †	50,585	270,385
Origin Energy Limited	191,943	2,473,287
PA Resources AB †	1,136	1,834
Pacific Rubiales Energy Corporation	30,807	424,281
Paladin Energy Limited †	189,449	87,908
Paz Oil Company Limited	173	26,572
Peabody Energy Corporation	173,000	3,037,880
Pembina Pipeline Corporation «	28,155	1,014,780
Pengrowth Energy Corporation «	42,515	286,428
Penn West Petroleum Limited «	42,170	345,799
Petrobank Energy & Resources Limited †	6,135	2,133
Petrobras Energia SA †	3,538	17,548
PetroChina Company Limited	5,508,000	5,805,702
Petroleo Brasileiro SA	791,345	4,384,080
Petronas Dagangan Bhd	54,000	505,307
Petronet LNG Limited	37,495	73,230
Peyto Exploration & Development Corporation «	13,213	430,768
Phillips 66	78,458	5,873,366
Pioneer Natural Resources Company	31,300	6,296,934
Polish Oil & Gas	349,279	591,006
Polski Koncern Naftowy Orlen SA	69,716	1,010,796
Premier Oil plc	62,107	328,124
PT Adaro Energy Tbk	4,031,000	345,494
PT Bumi Resources Tbk †	4,613,358	129,153
PT Harum Energy Tbk	262,000	54,165
PT Indika Energy Tbk	202,500	9,768
PT Indo Tambangraya Megah Tbk	86,500	193,729

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PT Tambang Batubara Bukit Asam Tbk	159,500	$131,554
PTT Exploration & Production PCL ADR	297,271	1,403,210
PTT PCL - Foreign Exchange	193,700	1,751,464
QEP Resources Incorporated	115,000	3,326,950
Questerre Energy Corporation †(a)	8,414	9,677
Range Resources Corporation	96,945	8,342,117
Reliance Industries Limited	408,987	5,278,625
Reliance Industries Limited GDR 144A	2,006	51,795
Repsol YPF SA	86,664	2,177,725
Roc Oil Company Limited †	8,115	3,440
Rosetta Resources Incorporated †	134,400	5,963,328
Rosneft OJSC GDR	492,009	3,340,003
Royal Dutch Shell plc Class A - Netherlands Exchange	97,094	3,545,470
Royal Dutch Shell plc Class A - United Kingdom Exchange	285,862	10,425,879
Royal Dutch Shell plc Class B	232,373	9,054,833
S-Oil Corporation	8,742	535,575
SandRidge Energy Incorporated †«	255,550	1,648,298
Santonia Energy Incorporated †	1,661	2,025
Santos Limited	169,185	2,059,260
Saras SpA †	12,269	21,677
Sasol Limited	133,832	6,786,770
Semgroup Corporation Class A	94,000	6,328,080
Shell Refining Company Bhd (Malaysia)	14,200	27,304
Showa Shell Sekiyu KK	37,700	370,073
Silverwillow Energy Corporation †	1,901	567
Sinanen Company Limited	9,000	36,524
SK Energy Company Limited	14,381	1,798,467
SM Energy Company	41,700	3,075,375
SOCO International plc	30,069	239,072
Southwestern Energy Company †	79,513	3,287,067
Spectra Energy Corporation	88,112	3,284,815
Spyglass Resources Corporation	2,042	3,762
Statoil ASA	99,008	2,612,940
Storm Resources Limited †	281	1,218
Suncor Energy Incorporated «	136,487	4,502,727
Surgutneftegas SP ADR	257,109	1,956,599
Talisman Energy Incorporated	97,600	1,004,823
Tatneft ADR	15,590	562,799
Tatneft Sponsored ADR	63,100	2,277,910
Teekay Corporation	83,135	4,967,316
Tesoro Corporation	84,900	4,330,749
Thai Oil PCL	104,800	167,038
The Williams Companies Incorporated	89,900	3,712,870
Tonengeneral Sekiyu KK	53,000	467,662
Total SA	206,933	13,433,164
Tourmaline Oil Corporation †	13,078	598,921
TransCanada Corporation «	66,600	2,931,531
Transglobe Energy Corporation †	11,093	82,348
Tullow Oil plc	85,595	1,145,232
Tupras Turkiye Petrol Rafinerileri AS	26,905	473,523

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corporation †«	95,900	$2,412,844
Ultrapar Participacoes SA	109,300	2,430,961
United Energy Group Limited †	1,044,000	168,158
Valero Energy Corporation	66,951	3,212,309
Veresen Incorporated «	17,802	269,128
Vermilion Energy Incorporated «	9,494	535,876
Washington H. Soul Pattinson & Company Limited	25,619	345,660
Western Refining Incorporated «	34,800	1,268,460
White Energy Company Limited †«	56,094	8,259
Whitehaven Coal Limited †	113,230	190,462
Woodside Petroleum Limited	118,676	4,018,923
World Fuel Service Corporation	153,482	6,909,760
WPX Energy Incorporated †	128,282	2,260,329
Yanchang Petroleum International Limited †	280,000	14,612
Yanzhou Coal Mining Company Limited «	442,000	317,238

		520,707,578

Financials: 20.74%

Banks: 8.22%
77 Bank Limited	73,000	320,635
Affin Holdings Bhd	72,100	90,441
Agricultural Bank of China Limited	5,647,000	2,393,984
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,140,405
Allahabad Bank	22,824	27,692
Alpha Bank AE †	31,560	31,931
AMMB Holdings Bhd	186,100	411,221
Andhra Bank	30,160	27,323
Aozora Bank Limited	218,000	634,057
Associated Banc-Corp	356,605	5,951,737
Asya Katilim Bankasi AS †	100,851	54,298
Australia & New Zealand Banking Group Limited	517,172	14,832,553
Axis Bank Limited	51,447	1,051,725
Banca Carige SpA †«	33,259	22,036
Banca Monte Dei Paschi di Siena SpA †«	607,309	154,158
Banca Piccolo Credito Valtellinese Scarl †	9,849	16,531
Banca Popolare dell’Emilia Romagna Scarl †	26,943	314,065
Banca Popolare Dell’Etruria e del Lazio †	258	262
Banca Popolare di Milano Scarl †«	484,767	384,746
Banca Popolare di Sondrio Scarl	24,645	145,051
Banco Bilbao Vizcaya Argentaria SA	509,918	6,331,041
Banco BPI SA †	13,638	32,190
Banco Bradesco SA	124,570	1,548,658
Banco Comercial Portugues SA †	1,245,192	338,935
Banco Continental Peru	31,393	61,933
Banco de Brasil SA	288,985	2,551,227
Banco de Chile	6,068,671	774,530
Banco de Credito del Peru	4,723	9,318
Banco de Credito e Inversiones	9,827	536,207

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
Banco de Sabade SA	318,874	$1,053,700
Banco Espirito Santo SA †	196,685	384,422
Banco Itau Holding Financeira SA	176,990	2,196,571
Banco Macro SA †	2,243	52,486
Banco Popolare SpA †«	138,887	305,771
Banco Popular Espanol SA	149,342	1,076,858
Banco Santander Brasil SA	213,914	1,044,596
Banco Santander Central Hispano SA	1,015,222	9,201,010
Banco Santander Central Hispano SA ADR «	87,065	787,938
Banco Santander Chile SA	13,980,264	754,074
BancorpSouth Incorporated	190,673	4,562,805
Bangkok Bank PCL	76,900	405,419
Bangkok Bank PCL	31,000	162,958
Bank BPH SA †	309	5,844
Bank Handlowy w Warszawie SA	8,631	329,313
Bank Hapoalim Limited	105,587	573,571
Bank Leumi Le - Israel Exchange †	148,085	565,011
Bank Millennium SA †	93,393	281,662
Bank of America Corporation	1,410,966	23,323,268
Bank of Baroda	16,312	145,053
Bank of China Limited	17,901,100	7,519,775
Bank of Communications Limited	1,901,350	1,220,110
Bank of Cyprus Public Company Limited †(a)	115,392	0
Bank of East Asia Limited	217,945	902,891
Bank of Greece	900	19,628
Bank of Hawaii Corporation	98,517	5,758,319
Bank of India	22,645	62,604
Bank of Ireland plc - Europe Exchange †	2,392,830	1,284,799
Bank of Kyoto Limited	72,000	555,370
Bank of Montreal «	62,035	4,086,366
Bank of Nova Scotia	108,505	6,204,765
Bank of Queensland Limited	59,784	639,645
Bank of the Philippine Islands	347,596	703,213
Bank of the Ryukyus Limited	7,500	92,414
Bank of Yokohama Limited	230,000	1,159,379
Bank Pekao SA	31,782	2,035,111
Bank Zachodni WBK SA	6,822	950,402
Bankia SA †	318,040	667,705
Bankinter SA	39,803	322,663
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	143,709
Barclays Africa Group Limited	90,379	1,112,841
Barclays plc	1,304,640	5,507,594
BBVA Banco Frances SA †	4,348	30,436
BDO Unibank Incorporated	350,788	660,159
Bendigo Bank Limited	80,096	795,502
Berner Kantonalbank AG	648	157,303
BNP Paribas SA	98,106	8,051,820
BNP Paribas SA ADR	1,680	68,984
BOC Hong Kong Holdings Limited	659,000	1,999,787
BOK Financial Corporation	16,662	1,078,531

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Banks (continued)
Branch Banking & Trust Corporation	92,697	$3,503,947
BRE Bank SA	3,102	560,903
BS Financial Group Incorporated	50,131	746,682
Bumiputra Commerce Holdings Bhd	527,726	1,153,218
Canadian Imperial Bank of Commerce «	38,100	3,188,935
Canadian Western Bank	8,239	271,880
Canara Bank	13,142	45,821
CapitalSource Incorporated	441,529	6,490,476
Cathay General Bancorp	168,009	4,269,109
Chang Hwa Commercial Bank	1,109,533	651,848
Chiba Bank Limited	154,000	932,141
China Banking Corporation	133,386	173,475
China CITIC Bank	1,786,000	959,677
China Construction Bank	21,339,990	14,656,454
China Development Financial Holding Corporation	3,636,338	1,056,168
China Merchants Bank Company Limited	1,084,022	1,902,491
China Minsheng Banking Corporation Limited	1,268,400	1,261,772
China Trust Financial Holding Company Limited	3,813,648	2,460,784
Chongqing Rural Commercial Bank	593,000	247,575
Chukyo Bank Limited	20,000	33,605
CIT Group Incorporated	118,742	5,780,361
Citigroup Incorporated	393,288	19,125,595
City National Corporation	30,600	2,289,798
Comerica Incorporated	119,409	5,753,126
Commerce Bancshares Incorporated	51,895	2,317,631
Commercial International Bank	155,635	818,573
Commerzbank AG †	79,746	1,446,365
Commonwealth Bank of Australia	302,208	20,133,950
CorpBanca NPV	35,444,248	419,140
Corporation Bank	14,460	52,761
Credicorp Limited	17,248	2,240,515
Credit Agricole d’Ile de France	154	16,835
Credit Agricole SA †	105,257	1,673,698
Credito Emiliano SpA	1,169	10,472
Criteria CaixaCorp SA	76,858	484,818
Cullen Frost Bankers Incorporated	34,153	2,549,180
Dah Sing Banking Group Limited	32,948	54,343
Dah Sing Financial Holdings Limited	32,795	164,386
Danske Bank AS †	64,716	1,714,109
DBS Group Holdings Limited	323,771	4,219,380
Deutsche Postbank AG	1,255	64,709
Dexia †	39,586	2,186
DGB Financial Group Incorporated	28,214	433,452
DnB Nor ASA	85,061	1,543,343
E.SUN Financial Holding Company Limited	1,164,370	732,103
East West Bancorp Incorporated	89,220	3,184,262
EnTie Commercial Bank	238,977	106,482
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	952,237
Far Eastern International Bank	590,163	221,082
Federal Bank Limited	114,450	141,816

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
FIBI Holdings Limited †	970	$24,052
Fifth Third Bancorp	104,500	2,267,128
Finansbank AS Turkey †	32,073	43,969
First Financial Holding Company Limited	1,562,900	931,096
First Horizon National Corporation	529,312	6,335,865
First Niagara Financial Group Incorporated	227,045	2,059,298
First Republic Bank Corporation	80,589	4,188,210
FirstMerit Corporation	362,146	7,518,151
FNB Corporation PA	361,416	4,405,661
Fukuoka Financial Group Incorporated	151,000	608,333
Fulton Financial Corporation	435,640	5,362,728
Getin Holding SA	50,326	66,789
Getin Noble Bank SA †	246,433	277,171
Glacier Bancorp Incorporated	165,066	4,580,582
Grupo Financiero Banorte SAB de CV	570,800	3,695,355
Grupo Financiero Inbursa SA de CV	672,064	1,615,700
Grupo Financiero Santander SAB de CV	1,650,000	3,651,943
Gunma Bank Limited	92,000	483,640
Hana Financial Group Incorporated	75,684	2,956,462
Hancock Holding Company	180,132	6,207,349
Hang Seng Bank Limited	137,700	2,232,143
HDFC Bank Limited	245,309	2,650,192
HDFC Bank Limited ADR	4,473	150,248
Higashi-Nippon Bank Limited	24,000	60,371
Hokuhoku Financial Group Incorporated	305,000	572,418
Hong Leong Bank Bhd	97,760	423,085
Hong Leong Financial Group Bhd	68,900	332,251
HSBC Holdings plc	1,628,974	17,176,957
Hua Nan Financial Holdings Company Limited	1,584,970	910,241
Huntington Bancshares Incorporated	538,096	5,128,055
IBERIABANK Corporation	66,900	4,381,950
ICICI Bank Limited	117,408	1,977,353
ICICI Bank Limited ADR	4,228	150,855
Indian Bank	21,174	30,097
Indian Overseas Bank	27,110	20,033
Indusind Bank Limited	81,278	521,265
Industrial & Commercial Bank of China Limited Class H	21,299,442	12,762,292
Industrial Bank of Korea	44,220	563,365
Industrial Development Bank of India Limited	65,269	58,972
ING Bank Slaski SA †	7,363	322,828
International Bancshares Corporation	124,940	2,896,109
Intesa Sanpaolo RSP	86,693	222,572
Intesa Sanpaolo SpA	1,335,380	4,139,884
Israel Discount Bank Limited †	70,341	131,469
Itausa Investimentos Itau SA	47,019	182,481
Joyo Bank Limited	145,000	691,019
JPMorgan Chase & Company	497,277	28,255,279
Jyske Bank AS †	7,244	435,457
Kansai Urban Banking Corporation	76,000	85,133
Kasikornbank PCL - Foreign Exchange	145,600	772,071

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Banks (continued)
Kasikornbank PCL - Non-voting	118,800	$620,855
KB Financial Group Incorporated	100,141	3,742,975
KBC Groep NV	24,231	1,537,850
KeyCorp	590,550	7,777,544
Kiatnakin Finance	6,000	7,310
King’s Town Bank	212,000	200,819
Komercni Banka AS	3,616	876,845
Kotak Mahindra Bank Limited	51,742	571,433
Krung Thai Bank PCL ADR	433,625	237,912
Laurentian Bank of Canada	1,861	77,882
Liechtenstein Landesbank	570	28,095
Liu Chong Hing Bank Limited (a)	5,771	20,152
Lloyds TSB Group plc †	4,027,097	5,565,476
Lloyds TSB Group plc ADR †«	3,708	20,728
M&T Bank Corporation «	84,421	9,842,644
Malayan Banking Bhd	595,285	1,776,862
Malaysian Plantations Bhd	96,700	135,170
MB Financial Incorporated	125,700	3,837,621
Mega Financial Holding Company Limited	2,211,187	1,766,147
Metropolitan Bank & Trust Company	248,660	456,819
Mitsubishi UFJ Financial Group Incorporated	2,631,670	15,179,231
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,561
Miyazaki Bank Limited	34,000	93,210
Mizuho Financial Group Incorporated	4,497,500	9,236,293
National Australia Bank Limited	436,894	13,543,813
National Bank of Canada «	30,600	1,228,090
National Bank of Greece SA †	5,946	29,218
National Bank of Greece SA ADR †	486	2,338
National Penn Bancshares Incorporated	256,156	2,766,485
Natixis	85,430	616,363
Nedbank Group Limited	43,668	855,659
Nishi-Nippon City Bank Limited	144,000	341,004
Nordea Bank AB	282,459	4,046,362
North Pacific Bank Limited	60,600	228,061
Old National Bancorp	232,721	3,265,076
Oriental Bank of Commerce	12,374	33,381
OTP Bank	46,916	833,439
Oversea-Chinese Banking Corporation Limited	472,346	3,562,204
Piraeus Bank SA †	11,206	30,935
PKO Bank Polski SA	208,980	3,061,153
PNC Financial Services Group Incorporated	69,787	5,707,181
Popular Incorporated †	226,742	6,482,554
PrivateBancorp Incorporated	142,500	4,112,550
Prosperity Bancshares Incorporated	127,700	8,084,687
PT Bank Central Asia Tbk	3,048,500	2,685,064
PT Bank CIMB Niaga Tbk †	220,500	17,759
PT Bank Danamon Indonesia Tbk	786,234	276,323
PT Bank Mandiri Persero Tbk	2,096,712	1,643,559
PT Bank Negara Indonesia Persero Tbk	1,689,000	661,982
PT Bank Pan Indonesia Tbk †	506,500	35,777

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Banks (continued)
PT Bank Rakyat Indonesia Tbk	2,401,500	$1,918,676
Public Bank Bhd	237,265	1,381,662
Public Bank Bhd (Foreign Market)	2,600	15,125
Punjab National Bank Limited	17,505	155,958
Raiffeisen Bank International AG	3,869	134,845
Regions Financial Corporation	880,000	9,363,200
Resona Holdings Incorporated	351,700	1,831,591
RHB Capital Bhd	193,599	484,515
Royal Bank of Canada «	130,800	8,499,106
Royal Bank of Scotland Group plc †	186,195	1,022,369
Sberbank of Russia ADR	555,515	5,727,360
Sberbank Sponsored ADR	137,254	1,395,873
Senshu Ikeda Holdings Incorporated	45,180	201,994
Seven Bank Limited	134,000	489,810
Shiga Bank	52,000	261,099
Shimizu Bank Limited	1,000	23,710
Shinhan Financial Group Company Limited	123,799	5,154,909
Shinsei Bank Limited	381,000	789,928
Shizuoka Bank Limited	128,000	1,235,099
Siam Commercial Bank PCL	345,600	1,604,855
Signature Bank †	29,700	3,888,621
Sinopac Financial Holdings Company Limited	1,751,667	841,203
Skandinaviska Enskilda Banken AB Class A	159,842	2,247,433
Sociedad Matriz Banco de Chile Class B	1,087,348	336,726
Societe Generale SA	75,627	5,049,768
St. Galler Kantonalbank	210	87,868
Standard Bank Group Limited «	337,922	3,866,494
Standard Chartered Bank plc	186,548	3,951,659
State Bank of India Limited	26,808	663,171
State Bank of India Limited GDR 144A	1,788	89,489
Sumitomo Mitsui Financial Group Incorporated	262,784	11,722,898
Sumitomo Mitsui Financial Group Incorporated ADR «	494	4,471
Sumitomo Mitsui Trust Holdings Incorporated	712,000	3,337,172
SunTrust Banks Incorporated	65,000	2,449,200
Suruga Bank Limited	44,000	774,334
Susquehanna Bancshares Incorporated	409,815	4,483,376
SVB Financial Group †	99,166	12,485,991
Svenska Handelsbanken AB	46,888	2,449,834
Swedbank AB	92,146	2,601,269
Sydbank AG †	8,747	235,885
Syndicate Bank	18,615	24,282
Synovus Financial Corporation	2,133,117	7,423,247
Ta Chong Bank Limited †	345,758	119,254
Taishin Financial Holdings Company Limited	1,780,223	837,289
Taiwan Business Bank †	755,051	225,533
Taiwan Cooperative Financial Holdings	1,518,168	821,769
TCF Financial Corporation	361,698	5,830,572
Texas Capital Bancshares Incorporated †	89,100	5,608,845
Thanachart Capital PCL	15,516	15,219
The Aichi Bank Limited - Tokai	1,900	85,507

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Banks (continued)
The Akita Bank Limited - Akita	37,000	$93,073
The Aomori Bank Limited	40,000	106,515
The Awa Bank Limited	49,000	243,146
The Bank of Iwate Limited	3,600	154,053
The Bank of Nagoya Limited	35,000	117,618
The Bank of Okinawa Limited	4,000	152,697
The Bank of Saga Limited	25,000	51,096
The Chiba Kogyo Bank Limited †	4,700	29,926
The Chugoku Bank Limited	38,000	470,846
The Daisan Bank Limited	49,000	80,407
The Daishi Bank Limited	76,000	261,374
The Ehime Bank Limited	27,000	56,510
The Eighteenth Bank Limited	34,000	71,829
The Fukui Bank Limited	32,000	73,892
The Hachijuni Bank Limited	99,000	531,139
The Higo Bank Limited	41,000	207,075
The Hiroshima Bank Limited	120,000	456,323
The Hokkoku Bank Limited	58,000	191,491
The Hokuetsu Bank Limited	48,000	94,802
The Hyakugo Bank Limited	49,000	186,332
The Hyakujushi Bank Limited	60,000	189,840
The Iyo Bank Limited	62,000	561,089
The Juroku Bank Limited	69,000	229,164
The Kagoshima Bank Limited	37,000	214,140
The Kanto Tsukuba Bank Limited	15,600	56,716
The Keiyo Bank Limited	55,000	228,063
The Kiyo Bank Limited †	15,200	189,384
The Michinoku Bank Limited	27,000	53,857
The Mie Bank Limited	22,000	46,694
The Minato Bank Limited	35,000	58,121
The Musashino Bank Limited	6,600	205,905
The Nanto Bank Limited	51,000	180,908
The Ogaki Kyoritsu Bank Limited	68,000	179,070
The Oita Bank Limited	32,000	113,511
The San-in Godo Bank Limited	30,000	198,389
The Shikoku Bank Limited	41,000	85,408
The Tochigi Bank Limited	22,000	80,417
The Toho Bank Limited	57,000	168,026
Tisco Financial Group PCL	6,820	8,257
TMB Bank PCL	2,682,765	203,931
Tokyo Tomin Bank Limited	5,300	52,964
Tomony Holdings Incorporated	27,500	104,574
Toronto-Dominion Bank «	167,262	7,576,864
TOWA Bank Limited	58,000	56,421
Trustmark Corporation	147,189	3,551,671
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	1,433,820
Turkiye Halk Bankasi AS	138,688	680,812
Turkiye Is Bankasi	315,808	584,393
Turkiye Vakiflar Bankasi Tao	219,660	327,962

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Banks (continued)
Umpqua Holdings Corporation «	256,861	$4,564,420
Unicredit SpA	520,469	4,141,596
Union Bank of India	27,062	44,929
Unione di Banche SpA	86,182	748,240
United Bankshares Incorporated «	134,193	3,949,300
United Mizrahi Bank Limited	8,324	102,605
United Overseas Bank Limited	239,695	3,900,846
US Bancorp	234,163	9,633,466
Valiant Holding AG	1,769	179,716
Valley National Bancorp «	453,458	4,570,857
VTB Bank OJSC GDR	437,100	1,004,893
Webster Financial Corporation	198,241	6,139,524
Wells Fargo & Company (l)	634,120	29,435,850
Westamerica Bancorporation	59,598	2,996,587
Westpac Banking Corporation	582,891	17,409,172
Wing Hang Bank Limited	39,113	534,238
Wintrust Financial Corporation	100,700	4,660,396
Woori Finance Holdings Company Limited †	81,750	922,799
Yachiyo Bank Limited	2,900	74,858
Yamagata Bank Limited	33,000	126,137
Yamaguchi Financial Group	50,000	435,787
Yamanashi Chou Bank Limited	35,000	144,099
Yapi Ve Kredi Bankasi AS «	184,289	275,985
Yes Bank Limited	36,455	179,364
Zions Bancorporation	118,200	3,687,840

		783,050,174

Capital Markets: 1.57%
3I Group plc	93,011	655,715
Aberdeen Asset Management plc	107,379	702,344
Affiliated Managers Group Incorporated †	31,386	5,902,137
AGF Management Limited	6,067	62,845
Allied Properties (Hong Kong) Limited	297,208	58,595
Apollo Investment Corporation	1	9
Ashmore Group plc	39,880	211,429
Asia Plus Securities PCL	636,000	69,789
Azimut Holding SpA	9,036	301,707
Bank of New York Mellon Corporation	149,956	4,798,592
BinckBank NV	15,559	178,252
BlackRock Incorporated	27,874	8,497,110
Brewin Dolphin Holding plc	23,817	137,077
Canaccord Financial Incorporated	5,064	37,044
Capital Securities Corporation	362,713	138,271
Charles Schwab Corporation	153,500	4,069,285
China Everbright Limited	182,000	240,148
CI Financial Corporation	14,903	461,504
CITIC Securities Company Limited	182,000	377,576
Close Brothers Group plc	13,950	342,457
Credit Suisse Group AG	132,898	4,185,645

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Capital Markets (continued)
Daewoo Securities Company Limited	41,552	$332,416
Daiwa Securities Group Incorporated	319,000	2,871,219
Deutsche Bank AG	92,311	4,490,172
Dundee Corporation Class A	3,983	60,934
Eaton Vance Corporation	77,900	2,947,736
EFG International	1,432	19,538
Egyptian Financial Group-Hermes Holding Company †	50,569	92,193
Federated Investors Incorporated Class B «	68,114	1,866,324
Financial Engines Incorporated	109,300	6,176,543
Financiere de Tubize	2,881	208,376
Franklin Resources Incorporated	91,920	4,894,740
Fuhwa Financial Holdings Company Limited	2,267,763	1,190,093
GAM Holding AG	21,185	374,561
GCA Savvian Group Corporation	3,700	29,521
GIMV NV	1,389	70,113
GMP Capital Incorporated	3,500	25,287
Goldman Sachs Group Incorporated	92,543	15,403,782
Greenhill & Company Incorporated «	52,424	2,792,626
Guoco Group Limited	14,000	168,132
Haitong Securities Company Limited	317,600	423,982
Hargreaves Lansdown plc	24,237	566,988
Henderson Group plc	106,112	452,932
Hyundai Securities Company	21,587	135,285
ICAP plc	54,134	397,501
Ichiyoshi Securities Company Limited	7,400	106,306
IGM Financial Incorporated «	10,400	507,086
Intermediate Capital Group plc	41,679	314,141
Invesco Limited	285,262	9,784,487
Investec Limited	52,895	389,040
Investec plc	47,156	351,158
IOOF Holdings Limited	40,299	323,647
Iwai Securities Company Limited	1,000	11,899
JAFCO Company Limited	6,600	343,068
Janus Capital Group Incorporated «	338,596	3,788,889
Julius Baer Group Limited	19,658	921,322
Jupiter Fund Management plc	46,400	339,390
Kabu.com Securities Company Limited	9,400	47,938
KGI Securities (Thailand) PCL	848,000	83,695
Korea Investment Holdings Company Limited	9,034	325,393
Kyokuto Securities Company Limited	4,800	84,331
Legg Mason Incorporated	71,500	3,286,140
LPL Financial Holdings Incorporated	50,800	2,726,944
Macquarie Group Limited	61,918	3,109,058
Man Group plc	173,995	302,144
Marusan Securities Company Limited	10,500	89,245
Masterlink Securities Corporation	131,000	43,151
Matsui Securities Company Limited	20,600	224,481
Mediobanca SpA †	44,444	443,225
Mirae Asset Securities Company Limited	5,554	197,447
Mito Securities Company Limited	3,000	12,705

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Capital Markets (continued)
MLP AG	1,057	$7,803
Monex Beans Holdings Incorporated	39,100	159,443
Morgan Stanley	182,652	5,625,682
Nomura Holdings Incorporated	696,400	4,701,059
Nomura Holdings Incorporated ADR	30,500	207,095
Northern Trust Corporation	26,100	1,614,285
Okasan Holdings Incorporated	45,000	384,249
Partners Group Holding AG	1,488	387,608
Perpetual Trustees Australia Limited	7,141	329,510
Pioneers Holding †	11,002	20,564
Platinum Asset Management Limited	43,875	283,851
President Securities Corporation	352,468	198,349
Rathbone Brothers	6,015	174,757
Ratos AB Class B «	21,869	203,626
Raymond James Financial Incorporated	80,907	4,270,271
RHJ International †	1,117	6,013
Richemont SA †	1,457	31,031
Samsung Securities Company Limited	13,029	483,324
SBI Holdings Incorporated	42,516	505,496
Schroders plc	11,497	522,315
Schroders plc (Non-Voting)	4,395	153,302
Stifel Financial Corporation †	130,152	6,259,010
T. Rowe Price Group Incorporated	56,900	4,618,573
TD Ameritrade Holding Corporation	147,800	4,940,954
Tokai Tokyo Securities Company Limited	40,900	347,632
Tong Yang Investment Bank	7,124	15,783
Tullett Prebon plc	11,401	63,957
UBS AG	326,047	6,995,460
UOB-Kay Hian Holdings Limited	49,000	63,586
Value Partners Group Limited	67,000	43,253
Verwaltungs-und Privat-Bank AG	62	6,704
Virtus Investment Partners Incorporated †	1	185
Vontobel Holdings AG	3,142	116,820
Waterland Financial Holdings	665,469	217,225
Woori Investment & Securities Company Limited	32,427	280,072

		149,813,702

Consumer Finance: 0.27%
ACOM Company Limited †«	93,700	268,845
Aeon Credit Service Company Limited	15,100	369,747
AIFUL Corporation †«	54,100	173,830
Allied Group Limited	6,000	28,142
Capital One Financial Corporation	76,900	5,646,767
Credit Saison Company Limited	31,326	686,728
Discover Financial Services	63,326	3,633,646
Hitachi Capital Corporation	8,400	199,332
Hong Leong Singapore Finance Limited	46,000	97,251
International Personal Finance plc	23,636	211,751
J Trust Company Limited	11,400	129,604

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Consumer Finance (continued)
Jaccs Company Limited	22,000	$90,577
Mahindra & Mahindra Financial Services Limited	51,709	207,070
Orient Corporation †	93,000	187,334
Portfolio Recovery Associates Incorporated †	105,700	5,732,111
Provident Financial plc	12,082	379,753
Samsung Card Company Limited	9,337	293,886
Shriram Transport Finance Company Limited	25,628	244,475
SKS Microfinance Limited †	6,165	18,421
SLM Corporation	285,000	6,822,900

		25,422,170

Diversified Financial Services: 1.03%
Ackermans & Van Haaren NV	2,400	281,383
African Bank Investments Limited «	328,430	311,098
AKER ASA Class A	3,638	119,711
ASX Limited	5,334	178,778
Ayala Corporation	49,722	641,089
Bajaj Auto Limited	5,564	84,789
Banque Nationale de Belgique	10	44,214
BCP Capital SAA †(a)	107	249
Berkshire Hathaway Incorporated Class B †	238,100	27,567,218
BM&F Bovespa SA	422,494	1,814,485
Bolsas y Marcados Espanoles	6,793	283,307
Bursa Malaysia Bhd	59,100	135,823
CBOE Holdings Incorporated	54,700	2,955,441
Century Leasing System Incorporated	11,100	317,501
Chailease Holding Company Limited	240,000	590,138
Challenger Financial Services Group Limited	104,111	576,930
Corporation Financiera Alba	1,616	93,684
D.Carnegie & Company AB †(a)	1	0
Deutsche Boerse AG	18,044	1,480,421
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,260	255,632
Exor SpA	5,847	237,841
Fimalac	158	11,461
First Pacific Company Limited	331,650	328,635
FirstRand Limited	587,124	1,863,072
Fubon Financial Holding Company Limited	1,830,579	2,558,750
Fuyo General Lease Company Limited	4,100	137,983
Groupe Bruxelles Lambert SA	7,755	762,890
Haci Omer Sabanci Holding AS	194,044	687,418
Hankook Tire Worldwide Company Limited †	3,596	72,425
Hellenic Exchanges SA Holding	2,480	28,720
Hong Kong Exchanges & Clearing Limited	216,598	3,360,380
IBJ Leasing Company Limited	6,500	162,101
IG Group Holdings plc	37,974	402,521
Industrivarden AB Class A	18,200	371,287
Industrivarden AB Class C	13,675	264,472
ING Groep NV †	364,202	5,313,625

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Diversified Financial Services (continued)
ING US Incorporated	70,633	$2,533,606
Inmuebles Carso SAB de CV †	62,977	65,775
IntercontinentalExchange Group Incorporated	68,228	14,248,736
Investor AB Class A	17,400	603,823
Investor AB Class B	40,618	1,447,555
Japan Securities Finance Company Limited	17,700	112,006
Kinnevik Investment AB	21,989	853,612
Leucadia National Corporation	205,711	5,747,565
London Stock Exchange Group plc	15,448	524,354
Lundbergforetagen AB	5,095	239,030
Marfin Investment Group SA †	31,243	20,570
Metro Pacific Investments Corporation	2,050,000	213,566
Mitsubishi UFJ Securities Company Limited	107,100	546,182
MPHB Capital Bhd †	110,685	63,509
Mulpha International Bhd †	222,700	28,887
Onex Corporation	8,400	447,575
Orix Corporation	236,500	3,485,801
Osaka Securities Exchange Company	50,000	1,186,008
Pargesa Holding SA	2,020	173,635
PHH Corporation †	118,092	3,073,935
Pohjola Bank plc	17,742	411,420
Power Finance Corporation Limited	84,672	224,863
Reliance Capital Limited	23,714	117,900
Remgro Limited	108,916	1,880,194
Ricoh Leasing Company Limited	4,800	126,544
RMB Holdings Limited	166,219	739,077
Rural Electrification Corporation Limited	59,789	186,756
Singapore Exchange Limited	152,000	824,960
SNS Reaal NV †(a)«	4,259	0
Sofina SA	2,215	273,176
The NASDAQ OMX Group Incorporated	75,500	2,898,445
TMX Group Limited	2,056	94,992
Wendel	3,495	525,350
Zenkoku Hosho Company Limited	9,000	203,930

		98,418,809

Insurance: 4.01%
ACE Limited	44,736	4,378,312
Admiral Group plc	19,943	479,226
Aegon NV	179,962	1,621,814
AFLAC Incorporated	61,300	3,928,104
Ageas NV	24,124	1,107,004
AIA Group Limited	1,680,200	8,216,375
Aksigorta AS	15,670	19,851
Alleghany Corporation †	10,500	4,047,750
Allianz AG	42,233	7,560,761
Allianz AG ADR	5	90
Allied World Assurance Company	22,178	2,211,590
Allstate Corporation	59,827	3,246,213

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Insurance (continued)
American Financial Group Incorporated	48,448	$2,769,288
American International Group Incorporated	193,700	9,640,449
Amlin plc	48,663	366,618
AMP Limited	516,183	2,224,774
Arch Capital Group Limited †	75,966	4,263,212
Argo Group International Holdings Limited	60,700	2,679,298
Arthur J. Gallagher & Company	81,293	3,755,737
Aspen Insurance Holdings Limited	43,724	1,642,273
Assicurazioni Generali SpA	129,712	2,916,586
Assurant Incorporated	49,399	3,242,056
Assured Guaranty Limited	109,984	2,700,107
Aviva plc	272,831	2,163,734
AXA SA	176,076	4,603,135
Axis Capital Holdings Limited	71,122	3,127,234
Bajaj Finserv	7,957	92,703
Baloise Holding AG	4,595	592,465
BB Seguridade Participacoes SA	163,052	1,620,263
Beazley plc	46,327	204,803
Brown & Brown Incorporated	83,455	2,511,996
Cathay Financial Holding Company Limited	2,211,161	3,262,225
Catlin Group Limited	38,348	340,985
China Insurance International Holdings Company Limited †	184,400	308,420
China Life Insurance Company	1,943,000	5,683,373
China Life Insurance Company (Taiwan)	511,381	485,253
China Pacific Insurance Group Company Limited	458,600	1,574,848
Chubb Corporation	31,136	2,723,777
Cincinnati Financial Corporation	98,234	4,605,210
Clal Insurance Enterprise Holdings Limited	832	16,099
CNO Financial Group Incorporated	498,400	9,100,784
CNP Assurances	18,792	405,161
Dai-Ichi Mutual Life Insurance Company	182,300	2,658,280
Delta Lloyd NV	13,498	385,388
Discovery Holdings Limited	85,119	627,944
Dongbu Insurance Company Limited	11,740	564,180
Endurance Specialty Holdings Limited	94,978	4,952,153
Erie Indemnity Company	18,000	1,306,440
Euler Hermes SA	1,281	160,903
Everest Reinsurance Group Limited	31,343	4,677,629
Fairfax Financial Holdings Limited	1,900	789,239
Fidelity National Title Group Incorporated	216,776	7,166,615
First American Financial Corporation	239,749	6,458,838
Fondiaria Sai SpA †	3,026	10,350
Fondiaria Sai SpA RSP †	13	4,124
Genworth Financial Incorporated †	316,334	4,915,830
Gjensidige Forsikring ASA	20,511	430,246
Great Eastern Holdings Limited	10,000	143,178
Great-West Lifeco Incorporated «	23,800	662,007
Grupo Catalana Occidente SA	4,581	183,877
Hannover Rueckversicherung AG	5,268	448,647
Harel Insurance Investments & Finances Limited	4,380	26,116

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Insurance (continued)
HCC Insurance Holdings Incorporated	64,408	$2,827,511
Helvetia Holding AG	513	266,124
Hiscox Limited	33,410	364,773
Hyundai Marine & Fire Insurance Company Limited	14,670	399,904
Industrial Alliance Insurance & Financial Services Incorporated	9,339	389,146
Insurance Australia Group Limited	425,576	2,062,111
Intact Financial Corporation	12,815	770,891
Jardine Lloyd Thompson Group plc	11,879	210,855
Kemper Corporation	117,392	4,552,462
Korea Life Insurance Company Limited	51,670	331,075
Korea Reinsurance Company	11,222	117,213
Lancashire Holdings plc	19,049	233,976
Legal & General Group plc	564,612	2,272,914
Liberty Holdings Limited	27,424	312,180
LIG Insurance Company Limited	12,020	348,496
Lincoln National Corporation	172,260	8,635,394
Loews Corporation	40,300	1,752,244
LPI Capital Bhd	40,900	212,208
Manulife Financial Corporation «	175,000	3,320,464
Mapfre SA	59,378	245,878
Markel Corporation †	8,299	4,796,822
Marsh & McLennan Companies Incorporated	65,809	3,169,361
MBIA Incorporated †	324,500	4,396,975
Mediolanum SpA	18,175	167,832
Menorah Mivtachim Holdings Limited	1,664	19,500
Mercury General Corporation	81,722	3,702,007
Meritz Fire & Marine Insurance Company Limited	13,130	185,111
MetLife Incorporated	143,726	7,282,596
Migdal Insurance & Financial Holding Limited	10,202	16,728
Mitsui Sumitomo Insurance Group Holdings Incorporated	97,000	2,295,136
MMI Holdings Limited	225,444	479,225
Montpelier Re Holdings Limited	100,324	2,860,237
Muenchener Rueckversicherungs-Gesellschaft AG	15,459	3,385,284
New China Life Insurance Company Limited †	112,300	355,254
NIB Holdings Limited	69,823	161,997
NKSJ Holdings Incorporated	75,700	1,910,910
Old Mutual plc	360	1,177
Old Mutual plc – London Exchanges	447,204	1,476,015
Old Republic International Corporation	154,885	2,410,011
PartnerRe Limited	30,957	3,061,028
People’s Insurance Company Group of China Limited	1,621,000	699,738
PICC Property & Casualty Company Limited	954,822	1,304,175
Ping An Insurance Group Company of China Limited	493,500	4,009,403
Platinum Underwriters Holdings Limited	61,200	3,587,544
Power Corporation of Canada «	32,500	889,032
Power Financial Corporation «	24,500	771,087
Powszechny Zaklad Ubezpieczen SA	12,707	1,859,011
Primerica Incorporated	125,600	5,629,392
Principal Financial Group Incorporated	177,000	8,026,950
ProAssurance Corporation	138,698	6,305,211

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Insurance (continued)
Protective Life Corporation	176,000	$9,176,640
Prudential Financial Incorporated	61,062	5,164,624
Prudential plc	223,605	5,073,635
QBE Insurance Group Limited	231,900	2,652,918
Rand Merchant Insurance Holdings Limited	151,190	376,983
Reinsurance Group of America Incorporated	46,539	3,583,038
RenaissanceRe Holdings Limited	28,562	2,727,957
Resolution Limited	129,419	818,763
RLI Corporation «	67,724	2,920,936
Royal & Sun Alliance Insurance Group plc	355,430	578,818
Sampo Oyj	45,762	2,318,798
Samsung Fire & Marine Insurance Company Limited	10,009	2,208,074
Samsung Life Insurance Company	37,845	3,580,651
Sanlam Limited	423,118	2,078,605
Santam Limited	1	16
SCOR SE	17,098	598,978
Selective Insurance Group Incorporated	126,252	2,908,846
Shin Kong Financial Holding Company Limited	1,721,276	568,115
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	55,697
Sony Financial Holdings Incorporated	33,900	546,624
St. James’s Place plc	25,880	379,202
Stancorp Financial Group Incorporated	97,551	6,455,925
Standard Life plc	225,796	1,474,617
Storebrand ASA †	21,988	139,211
Sun Life Financial Incorporated «	57,400	1,987,461
SunCorp-Metway Limited	225,729	2,445,350
Swiss Life Holding	2,683	667,776
Swiss Reinsurance AG	32,594	3,046,307
T&D Holdings Incorporated	131,000	1,603,871
Taiwan Life Insurance Company Limited †	118,227	108,675
The Hanover Insurance Group Incorporated	98,000	5,766,320
The Hartford Financial Services Group Incorporated	292,482	10,292,442
The Progressive Corporation	67,800	1,660,422
The Travelers Companies Incorporated	48,190	4,040,250
Tokio Marine Holdings Incorporated	143,000	4,232,249
Tong Yang Life Insurance Company	13,010	123,092
Topdanmark AS †	12,150	338,443
Torchmark Corporation	59,354	4,600,529
TrygVesta AS	2,183	210,770
Unipol Gruppo Finanziario SpA	365	2,590
UNUM Group	170,153	5,917,921
Validus Holdings Limited	62,947	2,317,079
W.R. Berkley Corporation	70,712	2,916,163
White Mountain Insurance Group Limited	2,940	1,703,906
Wiener Staedtische Allgemeine Versicherung AG	4,394	225,013
Willis Group Holdings plc	74,752	3,076,792
XL Group plc	185,900	5,651,360
Zurich Financial Services AG	13,809	4,231,410
Zurich Insurance Group ADR	2,122	64,848

		381,471,218

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development: 0.94%
Aeon Mall Company Limited	20,800	$575,337
Africa Israel Investments Limited †	831	1,984
Agile Property Holdings Limited	274,000	234,084
Alexander & Baldwin Incorporated	85,317	3,550,894
Altisource Portfolio Solutions SA †	37,400	3,679,412
AMP NZ Office Trust	145,054	124,046
Argosy Property Trust	129,126	99,599
Ascendas India Trust	83,000	46,815
Asia Food & Properties Limited	85,000	32,186
Atrium European Real Estate Limited	10,857	66,088
Atrium Ljungberg AB	1,011	15,374
Aveo Group	24,932	46,276
Ayala Land Incorporated	1,245,200	850,870
BR Malls Participacoes SA	103,100	789,711
Brookfield Asset Management Incorporated	52,850	2,141,587
Brookfield Properties Corporation - Canada Exchange «	23,500	448,650
Bukit Sembawang Estates Limited	28,000	118,613
Bund Center Investment Limited	85,000	13,411
C C Land Holdings Limited	156,511	34,285
CA Immobilien Anlagen AG	3,951	73,923
Capital & Counties Properties plc	88,920	560,464
CapitaLand Limited	485,500	1,091,528
CapitaMalls Asia Limited	224,000	316,302
Castellum AB	18,738	328,196
Cathay Real Estate Development Company Limited	260,000	151,462
Central Pattana PCL	106,000	134,023
Cheung Kong Holdings Limited	251,000	3,932,917
China Overseas Grand Oceans Group Limited	164,000	117,286
China Overseas Land & Investment Limited	906,480	2,435,408
China Resources Land Limited	422,000	954,870
China Vanke Company Limited Class B	80	119
Chinese Estates Holdings Limited	69,696	134,712
City Developments Limited	83,000	614,815
Citycon Oyj	14,134	55,601
Conwert Immobilien Invest SE	3,761	51,342
Country Garden Holdings Company Limited	1,648,669	854,018
Daibiru Corporation	10,800	109,836
Daikyo Incorporated	67,000	147,470
Daito Trust Construction Company Limited	15,500	1,441,559
Daiwa House Industry Company Limited	120,000	2,176,673
DB Realty Limited †	11,179	8,811
Deutsche Euroshop AG	4,842	217,579
DLF Limited	85,755	195,294
Dream Unlimited Class A †	3,983	53,344
Echo Investment †	52,305	106,725
Elbit Imaging Limited †	816	170
Emperor International Holdings Limited	200,000	51,800
Evergrande Real Estate Group Limited «	1,079,000	460,211
Fabege AB	13,162	182,907
Far East Consortium	146,146	53,483

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Real Estate Management & Development (continued)
Farglory Land Development Company Limited	52,252	$85,540
First Capital Realty Incorporated «	7,489	120,116
FirstService Corporation	2,138	97,758
Franshion Properties China Limited	714,000	221,729
Future Mall Management Limited †	504	85
Gagfah SA †	6,247	95,023
Gazit Globe Limited	4,376	56,600
Global Logistic Properties Limited	472,000	1,053,729
Globe Trade Centre SA †	48,618	118,881
Goldcrest Company Limited	3,340	73,351
Golden Land Property Development PCL †	273,900	47,434
Grainger plc	37,054	152,516
Great Eagle Holdings Limited	68,999	233,833
Greentown China Holdings Limited	122,000	159,721
Guangzhou Investment Company Limited	1,096,000	225,963
Guangzhou R&F Properties Company Limited	228,400	309,613
Guocoland Limited	42,554	73,852
Hang Lung Group Limited	147,000	690,434
Hang Lung Properties Limited	385,000	1,069,093
Heiwa Real Estate Company Limited	10,100	149,163
Heliopolis Housing	1,417	5,150
Henderson Land Development Company Limited	198,488	1,112,579
Highwealth Construction Corporation	138,400	281,386
HKR International Limited	125,600	56,160
Hong Kong Land Holdings Limited	217,000	1,360,590
Hopson Development Holdings Limited †	146,000	136,019
Housing Development & Infrastructure Limited †	33,352	22,493
Howard Hughes Corporation †	19,223	2,653,351
Huaku Development Company Limited	62,336	155,953
Huang Hsiang Construction Company	39,000	66,163
Hufvudstaden AB	14,497	217,625
Hysan Development Company Limited	117,533	490,696
IGB Corporation Bhd	149,784	118,401
IJM Land Bhd	40,400	32,552
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	513,779
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	33,344
IOI Properties Group Bhd †	327,172	259,621
IVG Immobilien AG †	4,150	103
Jones Lang LaSalle Incorporated	27,655	3,407,096
K Wah International Holdings Limited	163,902	126,931
Kabuki-Za Company Limited	2,000	95,313
Kenedix Incorporated †	44,000	147,863
Keppel Land Limited	137,030	346,993
Kerry Properties Limited	145,053	478,491
Kowloon Development Company Limited	45,000	54,506
Kungsleden	18,987	163,613
KWG Property Holding Limited	268,500	135,970
Land & Houses PCL	380,700	109,105

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

Real Estate Management & Development (continued)
Lend Lease Corporation Limited	98,373	$990,193
Leopalace21 Corporation †	45,200	219,849
Lifestyle Properties Development Limited †	5,975	1,170
Longfor Properties Company Limited	306,000	421,903
LSR Group OJSC GDR Register Shares	19,704	66,994
Matsunichi Communication Holdings Limited †	326,000	145,765
Medinet Nasr Housing †	3,610	13,645
Megaworld Corporation	2,758,000	259,518
Midland Holdings Limited	56,000	26,916
Mitsubishi Estate Company Limited	258,189	6,096,376
Mitsui Fudosan Company Limited	164,000	4,877,940
Mobimo Holding AG	799	178,151
Multiplan Empreendimentos Ilmobilianios SA	19,999	393,199
New World China Land Limited	526,000	313,815
New World Development Limited	687,574	889,530
Nomura Real Estate Holding Incorporated	22,200	454,602
NTT Urban Development Corporation	20,600	177,520
Palm Hills Developments SAE †	46,809	23,066
Peet Limited †	21,691	26,905
Poly Hong Kong Investments Limited	456,000	208,593
Polytec Asset Holdings Limited	100,000	15,592
Prelios SpA †	1,105	1,046
Prince Housing & Development Corporation	217,800	111,783
PSP Swiss Property AG	3,653	338,718
PT Bumi Serpong Damai Tbk	2,777,000	367,189
PT Lippo Karawaci Terbuka Tbk	4,995,500	404,494
Radium Life Tech Company Limited	80,103	62,659
Realogy Holdings Corporation †	86,606	4,110,321
Relo Holdings Incorporated	2,000	110,052
Renhe Commercial Holdings Company Limited †	1,212,000	60,908
Robinsons Land Company	372,100	173,816
Ruentex Development Company Limited	178,988	317,828
Savills plc	10,369	106,090
Shimao Property Holding Limited	283,500	569,882
Shoei Company Limited	69,500	799,690
Shree Precoated Steels Limited †	3,781	110
Shui On Land Limited	874,256	241,079
Singapore Land Limited	14,000	104,477
Sino Land Company	532,829	755,245
Sino-Ocean Land Holdings Limited	877,639	465,930
SM Prime Holdings Incorporated	1,536,054	502,440
SOHO China Limited	374,000	283,372
SP Setia Bhd	233,800	207,648
Sumitomo Real Estate Sales Company Limited	4,700	140,164
Sumitomo Realty & Development Company Limited	87,000	3,498,978
Sun Hung Kai Properties Limited	290,277	3,714,235
Sun Hung Kai Properties Limited ADR	3,148	40,278
Sunac China Holdings Limited	377,000	199,660
Suruga Corporation †(a)	600	0
Swire Pacific Limited Class A	126,000	1,414,964

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Real Estate Management & Development (continued)
Swire Pacific Limited Class B	195,000	$413,592
Swire Properties Limited	200,183	532,666
Swiss Prime Site AG	5,716	480,287
T M G Holding LLC †	108,625	125,781
TA Global Bhd	34,080	3,068
Tian An China Investment	224,097	196,071
TOC Company Limited	13,900	100,525
Tokyo Tatemono Company Limited	83,000	673,656
Tokyu Fudosan Holdings Corporation †	93,800	738,271
UEM Land Holdings Bhd	413,675	277,761
Unitech Limited †	203,870	37,498
United Industrial Corporation Limited	63,000	155,556
United Overseas Land Limited	101,000	487,611
Wharf Holdings Limited	287,500	2,006,059
Wheelock & Company Limited	145,000	591,356
Wheelock Properties (Singapore) Limited	39,000	47,994
Wing Tai Holdings Limited	88,730	129,492
Yanlord Land Group Limited	119,000	105,139

		89,505,031

REITs: 4.33%
Abacus Property Group	37,375	77,042
Activia Properties Incorporated	33	280,485
Advance Residence Investment Corporation	211	451,980
AEON REIT Investment Corporation «	168	214,602
Alexandria Real Estate Equities Incorporated	46,000	3,332,700
American Capital Agency Corporation	245,500	5,472,195
American Realty Capital Properties Incorporated	1,271,547	18,679,025
American Tower Corporation	87,481	7,127,077
ANF Immobilier SA	43	1,424
Annaly Capital Management Incorporated	615,553	6,881,883
Armour Residential Incorporated	842,800	3,615,612
Ascendas REIT	349,000	594,675
Australand Property Group	41,250	143,925
AvalonBay Communities Incorporated	28,100	3,624,057
Babcock & Brown Japan Property Trust	1,780	6,322
Befimmo S.C.A. Sicafi	976	70,053
Beni Stabili SpA	6,222	5,411
BioMed Realty Trust Incorporated	128,186	2,650,886
Blife Investment Corporation	54	221,794
Boardwalk REIT	1,855	99,744
Boston Properties Incorporated	34,489	3,877,598
Brandywine Realty Trust	341,920	5,009,128
British Land Company plc	94,866	1,107,240
Bunnings Warehouse Property Trust	70,281	149,262
Calloway REIT	5,367	125,293
Camden Property Trust	53,200	3,548,440
Canadian Apartment Properties	5,440	107,444
Canadian REIT	4,006	157,809

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
CapitaCommerical Trust	360,464	$416,582
CapitaMall Trust	468,636	702,409
Cathay No.1 REIT	400,000	254,802
CBL & Associates Properties Incorporated	112,568	2,002,585
CDL Hospitality Trusts	121,000	155,587
CFS Retail Property Trust	411,965	724,205
Champion REIT	571,653	256,342
Charter Hall Group	36,600	131,293
Chimera Investment Corporation	726,673	2,318,087
Cofinimmo SA	2,081	250,014
Commonwealth REIT	253,512	6,882,851
Corio NV	9,677	454,277
Corporate Office Properties Trust	187,600	5,003,292
Cousins Properties Incorporated	7	81
Cromwell Group	264,496	233,663
Crown Castle International Corporation †	74,366	5,644,379
CubeSmart REIT	289,600	5,070,896
CYS Investments Incorporated	384,039	3,379,543
DA Office Investment Corporation	41	201,837
Daiwa House REIT Investment Corporation	46	188,258
DCT Industrial Trust Incorporated	679,620	5,382,590
DDR Corporation	190,937	3,173,373
Derwent Valley Holdings plc	8,076	374,741
Dexus Property Group	983,003	938,585
DiamondRock Hospitality	429,033	5,414,396
Douglas Emmett Incorporated	284,740	7,668,048
Duke Realty Corporation	206,400	3,467,520
DuPont Fabros Technology Incorporated	148,600	3,946,816
EastGroup Properties Incorporated	66,575	4,130,313
Emlak Konut GYO AS	469,570	478,015
EPR Properties	109,727	5,844,060
Equity Lifestyle Properties Incorporated	172,450	6,941,113
Equity Residential	44,100	2,578,527
Essex Property Trust Incorporated	23,709	3,965,330
Eurocommercial Properties NV	3,156	142,057
Extra Space Storage Incorporated	65,100	3,196,410
Federal Realty Investment Trust	41,001	4,563,821
Federation Centres	271,491	579,013
Fonciere des Regions	3,297	309,003
Franklin Street Properties Corporation	175,148	2,192,853
Frontier Real Estate Investment Corporation	90	488,160
Fukuoka REIT Corporation	100	168,419
Gecina SA	2,316	318,591
General Growth Properties Incorporated	59,900	1,318,998
Global One Real Estate Investment Corporation	18	122,217
GLP J-Reit	383	403,435
Goodman Group	273,189	1,170,144
Goodman Property Trust	175,516	142,738
GPT Group	304,105	1,009,489
Granite Real Estate Investment Trust	4,243	146,760

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

REITs (continued)
Great Portland Estates plc	28,410	$306,852
Growthpoint Properties Limited	333,644	728,125
H&R REIT	11,358	228,124
Hammerson plc	65,021	625,521
Hankyu REIT Incorporated	23	120,684
Hatteras Financial Corporation	214,787	4,235,600
HCP Incorporated	54,104	2,097,612
Health Care REIT Incorporated	38,002	2,232,237
Healthcare Realty Trust Incorporated	214,882	5,150,722
Heiwa Real Estate REIT Incorporated	149	118,884
Home Properties Incorporated	123,305	7,267,597
Hospitality Properties Trust	95,921	2,541,907
Host Hotels & Resorts Incorporated	487,100	9,581,257
Icade SA	3,119	307,474
Ichigo Real Estate Investment Corporation	189	118,856
Industrial & Infrastructure Fund Investment Corporation	24	205,404
ING Office Fund	109,870	313,736
Invesco Mortgage Capital Incorporated	313,700	5,279,571
Japan Excellent Incorporated	165	209,148
Japan Hotel REIT Investment Corporation	337	165,238
Japan Logistics Fund Incorporated	145	324,280
Japan Prime Realty Investment Corporation	149	516,090
Japan Real Estate Investment Corporation	208	1,126,147
Japan Rental Housing Investment Incorporated	139	88,779
Japan Retail Fund Investment Corporation «	395	779,365
Kenedix Realty Investment	52	258,033
Kenedix Residential Investment Corporation	43	94,645
Keppel REIT	206,614	191,513
Kilroy Realty Corporation	50,595	2,910,224
Kimco Realty Corporation	273,180	6,080,987
Kiwi Income Property Trust	166,828	157,352
KLCC Property Holdings Bhd	105,300	197,648
Klepierre	9,609	438,220
Land Securities Group plc	74,578	1,356,247
LaSalle Hotel Properties	232,400	7,283,416
Lexington Corporate Properties Trust	429,358	4,898,975
Liberty International plc	63,855	347,197
Liberty Property Trust	91,532	3,502,014
Mack-Cali Realty Corporation	202,308	4,501,353
Macquarie Countrywide Trust	53,551	172,030
Macquarie MEAG Prime REIT	254,000	156,289
Mapletree Logistics Trust	287,200	234,491
Medical Properties Trust Incorporated	358,900	4,733,891
Mercialys SA	3,326	75,704
MFA Mortgage Investments Incorporated	803,443	6,315,062
MID REIT Incorporated	33	75,909
Mid-America Apartment Communities Incorporated	159,755	10,805,828
Mirvac Group	619,201	975,240
Mori Hills REIT Corporation	260	352,304
Mori Trust Sogo REIT Incorporated	33	272,379

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

REITs (continued)
National Retail Properties Incorporated «	81,254	$2,916,206
Nippon Accommodations Fund Incorporated	76	262,120
Nippon Building Fund Incorporated	252	1,441,132
Nippon Prologis REIT Incorporated	290	621,205
Nomura Real Estate Office Fund	68	287,315
Nomura Real Estate Residential REIT	25	131,915
Omega Healthcare Investors Incorporated «	80,274	2,565,557
ORIX JREIT Incorporated	275	347,769
Parkway Life REIT	64,000	115,616
Piedmont Office Realty Trust Incorporated «	118,700	2,051,136
Plum Creek Timber Company	108,800	4,709,952
Post Properties Incorporated	120,146	5,830,685
Premier Investment Company	43	166,685
Prologis Incorporated	65,200	2,685,588
Public Storage Incorporated	31,497	5,322,993
Realty Income Corporation «	134,180	5,960,276
Redefine Properties Limited	668,119	585,707
Redwood Trust Incorporated «	179,371	3,605,357
Regency Centers Corporation	58,783	2,984,413
Retail Properties of America Incorporated Class A	118,900	1,657,466
RioCan REIT	14,088	334,102
RLJ Lodging Trust	269,168	6,995,676
Segro plc	77,485	463,087
Sekisui House SI Investment Corporation	25	129,950
Senior Housing Properties Trust	129,189	2,880,915
Shaftesbury plc	24,082	267,768
Shopping Centres Australasia Property Group	107,532	155,929
Silver Bay Realty Trust Corporation	33,426	523,785
Simon Property Group Incorporated	67,586	10,900,946
Sovran Self Storage Incorporated	69,468	5,139,937
Spirit Realty Capital Incorporated	229,200	2,502,864
Starwood Property Trust Incorporated	127,100	3,052,942
Starwood Waypoint Residential Trust †	22,320	605,095
Stockland Australia	417,762	1,438,968
Sunstone Hotel Investors Incorporated	386,846	5,230,158
Suntec REIT	384,000	504,366
Tanger Factory Outlet Centers Incorporated	207,800	7,129,618
Taubman Centers Incorporated	39,773	2,802,008
The Link REIT	450,655	2,093,423
The Macerich Company	87,528	5,263,059
Tokyu REIT Incorporated	150	183,355
Top REIT Incorporated	29	133,360
Two Harbors Investment Corporation	820,000	8,511,600
UDR Incorporated	160,900	4,152,829
Unibail-Rodamco SE	8,909	2,347,516
United Urban Investment Corporation	404	617,294
Vastned Retail NV	1,059	53,500
Ventas Incorporated	38,400	2,397,312
Vornado Realty Trust	23,000	2,214,670
Washington Real Estate Investment Trust	145,875	3,668,756

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

REITs (continued)
Weingarten Realty Investors	71,900	$2,192,950
Wereldhave NV	2,570	220,469
Westfield Group	349,948	3,207,074
Westfield Retail Trust	525,627	1,458,724
Weyerhaeuser Company	76,600	2,260,466
WP Carey Incorporated	36,289	2,305,077
Yuexiu Real Estate Investment Trust	325,000	153,694

		412,278,120

Thrifts & Mortgage Finance: 0.37%
Capitol Federal Financial Incorporated	305,315	3,709,577
Genworth Mortgage Insurance Canada Incorporated	2,068	67,234
Home Capital Group Incorporated	2,379	185,800
Housing Development Finance Corporation Limited	406,940	5,379,250
Hudson City Bancorp Incorporated	304,961	2,897,130
Indiabulls Housing Finance Limited	38,079	117,684
LIC Housing Finance Limited	56,590	188,451
MGIC Investment Corporation †	741,000	6,639,360
New York Community Bancorp Incorporated «	282,838	4,519,751
Ocwen Financial Corporation †	72,800	2,725,632
Paragon Group of Companies plc	26,738	183,305
People’s United Financial Incorporated	215,141	3,048,548
Washington Federal Incorporated	230,909	5,176,980

		34,838,702

Health Care: 9.54%

Biotechnology: 1.81%
3-D Matrix Limited †«	3,100	133,114
Acorda Therapeutics Incorporated †	88,942	3,258,835
Actelion Limited	11,077	1,174,452
Aegerion Pharmaceuticals Incorporated †	53,700	2,940,612
Alexion Pharmaceuticals Incorporated †	42,708	7,550,774
Alnylam Pharmaceuticals Incorporated †	115,800	9,407,592
Arena Pharmaceuticals Incorporated †«	502,400	3,270,624
Ariad Pharmaceuticals Incorporated †«	406,400	3,531,616
Basilea Pharmaceuticals Limited	184	27,051
Biocon Limited	8,634	63,863
Biogen Idec Incorporated †	51,507	17,547,405
BioMarin Pharmaceutical Incorporated †	87,797	7,111,557
Biota Pharmaceuticals Incorporated †	2,053	13,591
Celgene Corporation †	91,062	14,638,217
Cepheid Incorporated †	147,654	7,923,114
CK Life Sciences International Holdings Incorporated	702,000	70,557
CSL Limited	92,150	5,937,007
Cubist Pharmaceuticals Incorporated †	41,200	3,276,224
Genmab AS †	1,600	72,269
Gilead Sciences Incorporated †	341,500	28,272,785
Green Cross Corporation	1,207	153,772
Grifols SA	14,254	812,569

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Biotechnology (continued)
Grifols SA Class B	5,215	$221,059
Incyte Corporation †	315,200	20,254,752
Medigen Biotechnology Corporation †	29,000	192,868
Medivation Incorporated †	47,000	3,379,770
Mesoblast Limited †«	31,890	162,774
Myriad Genetics Incorporated †«	161,300	5,840,673
NanoCarrier Company Limited †	64	100,745
Nicox SA †	1,380	5,033
PDL BioPharma Incorporated «	321,068	2,751,553
Pharmacyclics Incorporated †	40,200	5,574,132
Prothena Corporation plc †	1,009	36,334
Regeneron Pharmaceuticals Incorporated †	17,813	5,922,823
Savient Pharmaceuticals Incorporated †	2,670	15
Seattle Genetics Incorporated †	69,100	3,633,969
Takara Bio Incorporated	6,300	106,909
United Therapeutics Corporation †	28,605	2,901,119
Vertex Pharmaceuticals Incorporated †	51,538	4,167,363
Zeltia SA †	7,262	28,518

		172,468,009

Health Care Equipment & Supplies: 1.28%
Abbott Laboratories	198,194	7,884,157
Alere Incorporated †	172,264	6,328,979
Align Technology Incorporated †	43,800	2,292,054
Ansell Limited	25,765	417,294
ASAHI INTECC Company Limited	4,600	197,298
Baxter International Incorporated	70,500	4,899,750
bioMerieux SA	1,765	187,590
Biosensors International Group Limited	247,000	189,978
Boston Scientific Corporation †	865,600	11,339,360
C.R. Bard Incorporated	46,194	6,659,327
CareFusion Corporation †	139,658	5,660,339
Cochlear Limited	10,052	513,975
Coloplast Class B	10,575	890,753
Cooper Companies Incorporated	30,508	3,911,431
DiaSorin SpA	1,623	77,467
Edwards Lifesciences Corporation †	64,891	4,526,796
Elekta AB Class B	35,308	469,459
Essilor International SA Cie Generale d’Optique	19,946	2,083,031
Fisher & Paykel Healthcare Corporation	86,977	292,415
Fukuda Denshi Company Limited	2,200	95,873
Getinge AB	18,499	665,908
GN Store Nord	17,550	434,003
Golden Meditech Company Limited	61,659	6,515
Haemonetics Corporation †	112,392	4,100,060
Hogy Medical Company Limited	2,000	106,122
IDEXX Laboratories Incorporated †	32,737	4,121,588
Intuitive Surgical Incorporated †	8,342	3,710,772
JEOL Limited	15,000	55,714

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Mindray Medical International Limited ADR «	21,696	$758,058
Nagaileben Company Limited	8,000	144,797
Nakanishi Incorporated	1,300	210,769
Nihon Kohden Corporation	8,300	334,381
Nikkiso Company Limited	14,000	177,597
Nipro Corporation «	22,400	196,993
Nobel Biocare Holding AG	14,841	217,679
Olympus Corporation †	54,600	1,893,859
Olympus Corporation ADR †	3,365	116,193
Paramount Bed Holdings Company Limited	3,500	103,346
Phonak Holding AG	4,488	634,801
ResMed Incorporated «	89,051	3,920,025
Shandong Weigao Group Medical Polymer Company Limited Class H	404,000	515,376
Sirona Dental Systems Incorporated †	116,781	8,228,389
Smith & Nephew plc	83,542	1,331,104
St. Jude Medical Incorporated	34,400	2,315,808
St. Shine Optical Company Limited	12,000	333,487
Straumann Holding AG	989	212,981
Teleflex Incorporated	87,331	8,906,889
Terumo Corporation	33,500	1,426,968
Thoratec Corporation †	117,130	4,350,208
TOA Medical Electronics Company	15,100	900,629
Top Glove Corporation Bhd	104,900	184,732
Varian Medical Systems Incorporated †	62,676	5,254,129
West Pharmaceutical Services Incorporated	152,266	6,940,284
William Demant Holding AS †	3,503	315,345

		122,042,835

Health Care Providers & Services: 1.76%
Aetna Incorporated	45,177	3,284,820
Alfresa Holdings Corporation	10,400	610,082
AmerisourceBergen Corporation	140,000	9,499,000
AS ONE Corporation	2,400	57,848
Bangkok Chain Hospital PCL	737,887	132,311
Bangkok Dusit Medical Services PCL	64,400	252,665
Brookdale Senior Living Incorporated †	216,600	7,264,764
Bumrungrad Hospital PCL	28,900	78,838
Cardinal Health Incorporated	40,900	2,925,577
Catamaran Corporation - Canada Exchange †	19,135	861,619
Celesio AG	9,643	340,476
Centene Corporation †	119,732	7,624,534
Chemed Corporation «	38,351	3,244,495
Community Health Systems Incorporated †	100,996	4,192,344
DaVita HealthCare Partners Incorporated †	104,684	7,194,931
Express Scripts Holding Company †	175,625	13,226,319
Fresenius Medical Care AG & Company KGaA	19,133	1,323,369
Fresenius SE & Company KGaA	12,083	1,877,962
HCA Holdings Incorporated †	40,218	2,059,162
Health Net Incorporated †	178,400	6,074,520

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Incorporated †	50,882	$6,056,993
Humana Incorporated	101,069	11,366,220
IHH Healthcare Bhd †	615,700	721,590
Laboratory Corporation of America Holdings †	51,871	4,852,013
Life Healthcare Group Holdings Limited	235,988	827,298
LifePoint Hospitals Incorporated †	105,897	5,744,912
Magellan Health Services Incorporated †	55,057	3,366,185
McKesson Corporation	50,600	8,958,730
Medi-Clinic Corporation	66,427	414,666
Mediceo Paltac Holdings Company Limited	34,700	535,315
MEDNAX Incorporated †	63,056	3,835,066
Message Company Limited	2,200	71,337
Miraca Holdings Incorporated	11,100	506,082
Network Healthcare Holdings Limited	257,207	538,622
Nichii Gakkan Company	7,200	65,159
Orpea	3,644	224,958
Owens & Minor Incorporated	138,900	4,822,608
Patterson Companies Incorporated	53,700	2,210,292
Pharmaniaga Bhd	7,405	9,605
Primary Health Care Limited	88,693	383,063
Ramsay Health Care Limited	24,522	1,055,816
Rhoen Klinikum AG	9,680	312,254
Ryman Healthcare Limited	72,433	479,750
Ship Healthcare Holdings Incorporated	6,600	235,737
Sigma Pharmaceuticals Limited	257,710	146,029
Sinopharm Group Company Limited	177,600	493,171
Sonic Healthcare Limited	69,727	1,080,776
Suzuken Company Limited	16,200	614,444
Team Health Holdings Incorporated †	153,400	6,906,068
Tenet Healthcare Corporation †	63,300	2,792,796
Toho Pharmaceutical	12,300	253,082
TOKAI Corporation	2,600	74,063
United Drug plc	34,039	210,615
UnitedHealth Group Incorporated	129,100	9,975,557
VCA Antech Incorporated †	194,000	6,008,180
Vital KSK Holdings Incorporated	9,000	60,578
WellCare Health Plans Incorporated †	95,600	5,909,992
WellPoint Incorporated	36,300	3,288,417

		167,533,675

Health Care Technology: 0.28%
AGFA-Gevaert NV †	9,100	26,378
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	364,400	6,766,908
athenahealth Incorporated †	22,963	4,451,837
Cerner Corporation †	66,724	4,094,852
HMS Holdings Corporation †	192,979	3,948,350
M3 Incorporated	117	389,157
Medidata Solutions Incorporated †	106,800	6,845,880

		26,523,362

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Life Sciences Tools & Services: 0.72%
Bio-Rad Laboratories Incorporated Class A †	44,567	$5,781,231
Covance Incorporated †	34,837	3,607,720
Divi’s Laboratories Limited	12,947	297,574
Furiex Pharmaceuticals Incorporated †	4,299	397,786
Gerresheimer AG	3,694	251,984
Illumina Incorporated †	74,957	12,854,376
Lonza Group AG	5,820	615,418
Mettler-Toledo International Incorporated †	17,560	4,315,546
Nordion Incorporated †	2,000	19,904
Parexel International Corporation †	125,100	6,701,607
PerkinElmer Incorporated	246,600	11,175,912
QIAGEN NV †	22,655	510,807
Tecan Group AG	803	96,415
TECHNE Corporation	72,296	6,422,777
Thermo Fisher Scientific Incorporated	79,800	9,938,292
Valneva SE †	847	8,366
Waters Corporation †	50,465	5,621,801

		68,617,516

Pharmaceuticals: 3.69%
AbbVie Incorporated	208,075	10,593,098
Actavis plc †	37,934	8,376,586
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	65,704	8,344,408
Almirall SA	1,080	18,992
Aspen Pharmacare Holdings Limited	71,157	1,803,994
Astellas Pharma Incorporated	84,900	5,500,939
AstraZeneca plc	113,048	7,731,202
Bayer AG	74,876	10,634,856
Bristol-Myers Squibb Company	215,777	11,602,329
BTG plc †	29,198	293,361
Cadila Healthcare Limited	9,434	157,309
Cardiome Pharma Corporation †	781	7,582
Celltrion Incorporated †	17,606	790,827
China Shineway Pharmaceutical Group Limited	47,000	72,918
Chugai Pharmaceutical Company Limited	41,100	1,049,207
Cipla Limited India	66,901	414,812
Daiichi Sankyo Company Limited	122,500	2,108,873
Dainippon Sumitomo Pharma Company Limited	32,900	608,409
Dong-A Socio Holdings Company Limited	643	74,088
Dong-A ST Company Limited	1,090	122,529
Dr. Reddys Laboratories Limited	17,225	804,695
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	59,944
Eisai Company Limited	49,200	1,919,269
Eli Lilly & Company	131,400	7,832,754
Faes Farma SA	11,060	40,150
Forest Laboratories Incorporated †	140,600	13,718,342
Fuso Pharmaceutical Industries Limited	16,000	52,825
Galenica AG	419	445,441

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Pharmaceuticals (continued)
GlaxoSmithKline Pharmaceuticals Limited	4,235	$208,071
GlaxoSmithKline plc	444,758	12,448,830
Glenmark Pharmaceuticals Limited	35,144	323,004
H. Lundbeck AS	7,172	209,065
Haw Par Corporation Limited	27,500	184,396
Hikma Pharmaceuticals plc	10,618	254,971
Hisamitsu Pharmaceutical Company Incorporated	15,000	701,582
Hua Han Bio-Pharmaceutical Holdings Limited	190,771	45,477
Ipsen	2,572	110,533
Jazz Pharmaceuticals plc †	31,190	4,739,165
Johnson & Johnson Services Incorporated	373,276	34,386,185
Kaken Pharmaceutical Company Limited	17,000	262,258
Kissei Pharmaceutical Company Limited	7,200	193,778
Kyorin Company Limited	14,000	310,072
Kyowa Hakko Kogyo Company Limited	46,000	493,132
Lupin Limited	30,584	491,204
Mallinckrodt plc †	122,527	8,293,853
Meda AB Class A	25,008	377,559
Merck & Company Incorporated	386,558	22,029,940
Merck KGaA	6,246	1,094,912
Mochida Pharmaceutical Company Limited	3,000	202,515
Mylan Laboratories Incorporated †	244,500	13,586,865
Nektar Therapeutics †	266,600	3,420,478
Nichi-Iko Pharmaceutical Company Limited	6,700	102,636
Nicholas Piramal India Limited	18,361	164,428
Nippon Shinyaku Company Limited	12,000	229,812
Novartis AG	245,032	20,463,446
Novo Nordisk AS Class B	194,220	9,257,467
Ono Pharmaceutical Company Limited «	19,700	1,949,288
Orion Oyj Class A	3,628	120,186
Orion Oyj Class B	8,702	286,591
Otsuka Holdings Company Limited	94,600	2,902,975
Perrigo Company plc	79,714	13,108,170
Pfizer Incorporated	857,355	27,529,669
Pharmaxis Limited †	22,924	2,250
PT Kalbe Farma Tbk	4,452,500	556,131
Questcor Pharmaceuticals Incorporated «	120,300	7,308,225
Ranbaxy Laboratories Limited †	34,908	206,052
Recordati SpA	6,569	120,866
Richter Gedeon	35,330	629,350
Roche Holding AG	2,539	780,176
Roche Holding AG Genusschein	61,846	19,084,712
Rohto Pharmaceutical Company Limited	21,000	353,474
Salix Pharmaceuticals Limited †	38,333	4,136,897
Sanofi ADR	9,844	510,313
Sanofi-Aventis SA	110,160	11,454,219
Santen Pharmaceutical Company Limited	15,600	728,879
Sawai Pharmaceutical Company Limited	5,600	357,669
Seikagaku Corporation	7,900	108,676
Shionogi & Company Limited	55,400	1,197,602

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Pharmaceuticals (continued)
Shire Limited plc	53,872	$2,995,019
Sihuan Pharmaceutical Holdings Group limited	563,000	681,211
Stada Arzneimittel AG	5,207	267,724
Sun Pharmaceutical Industries Limited	160,362	1,668,044
Taisho Pharmaceutical Holding Company Limited	12,000	912,646
Takeda Pharmaceutical Company Limited	136,500	6,534,617
Tanabe Seiyaku Company Limited	46,800	688,871
Teva Pharmaceutical Industries Limited	90,328	4,383,761
The United Laboratories International Holdings Limited †	52,500	32,540
Towa Pharmaceutical Company Limited	1,900	87,000
Tsumura & Company	13,600	361,749
UCB SA	9,628	772,786
Valeant Pharmaceuticals International Incorporated †	30,257	4,318,993
Yuhan Corporation †	1,877	347,267
Zeria Pharmaceutical Company Limited	6,600	143,972
Zoetis Incorporated	114,461	3,550,580

		350,944,523

Industrials: 12.65%

Aerospace & Defense: 1.68%
Airbus Group NV	44,600	3,286,763
AviChina Industry & Technology Company Limited	568,000	346,192
B/E Aerospace Incorporated †	58,400	4,920,200
BAE Systems plc	307,386	2,115,040
Bharat Electronics Limited	2,301	34,534
Bombardier Incorporated Class A	12,300	40,989
Bombardier Incorporated Class B	143,159	466,724
CAE Incorporated	24,800	333,265
Chemring Group plc	8,445	38,889
Cobham plc	107,360	536,283
Curtiss-Wright Corporation	105,000	7,156,800
DigitalGlobe Incorporated †	149,700	4,652,676
Elbit Systems Limited	1,785	102,389
Embraer SA	156,200	1,395,624
Esterline Technologies Corporation †	68,860	7,416,222
Exelis Incorporated	422,183	8,625,199
Finmeccanica SpA †	34,904	343,268
General Dynamics Corporation	44,226	4,844,516
HEICO Corporation	119,725	7,445,698
Hexcel Corporation †	211,400	9,513,000
Huntington Ingalls Industries Incorporated	107,068	10,849,200
L-3 Communications Holdings Incorporated	57,700	6,658,580
Lockheed Martin Corporation	35,400	5,745,420
MacDonald Dettwiler & Associates Limited	2,966	217,528
Meggitt plc	74,920	632,305
MTU Aero Engines AG	4,407	370,697
Northrop Grumman Corporation	28,351	3,431,322
Precision Castparts Corporation	31,696	8,173,764
QinetiQ plc	51,946	199,459

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Aerospace & Defense (continued)
Raytheon Company	39,000	$3,818,490
Rockwell Collins Incorporated	87,000	7,180,980
Rolls-Royce Holdings plc	179,299	2,999,451
Saab AB	5,318	147,140
Safran SA	23,164	1,630,957
Singapore Technologies Engineering Limited	264,000	791,386
Spirit AeroSystems Holdings Incorporated †	229,000	6,602,070
Teledyne Technologies Incorporated †	82,254	8,059,247
Thales SA	9,751	647,393
TransDigm Group Incorporated	30,740	5,476,024
Ultra Electronics Holdings	5,405	174,231
United Technologies Corporation	187,959	21,994,962
Zodiac Aerospace SA	17,330	612,009

		160,026,886

Air Freight & Logistics: 0.47%
Bollore †(a)	5	3,085
Bollore Investissement	938	578,741
C.H. Robinson Worldwide Incorporated «	92,323	4,787,871
Deutsche Post AG	84,258	3,164,560
FedEx Corporation	65,800	8,773,114
Forward Air Corporation	65,900	2,850,834
Freightways Limited	37,588	152,212
Glovis Company Limited	5,038	1,106,708
Hub Group Incorporated Class A †	70,701	2,762,288
Kerry Logistics Network Limited †	72,526	118,874
Kintetsu World Express Incorporated	4,600	198,202
Mainfreight Limited	9,747	104,927
Oesterreichische Post AG	4,954	247,160
Panalpina Welttransport Holdings AG	1,522	252,484
PostNL †	25,238	120,742
Singapore Post Limited	260,000	270,737
The Shibusawa Warehouse Company Limited	12,000	40,444
TNT Express NV	39,729	386,882
Toll Holdings Limited	126,473	600,405
United Parcel Service Incorporated Class B	155,800	14,920,966
UTI Worldwide Incorporated	205,007	2,017,269
Yamato Holdings Company Limited	77,200	1,598,314

		45,056,819

Airlines: 0.60%
Air China	534,000	348,176
Air France-KLM †	16,025	221,304
Airasia Bhd	365,000	284,068
Alaska Air Group Incorporated	43,098	3,734,011
All Nippon Airways Company Limited	215,000	479,562
American Airlines Group Incorporated †	421,275	15,557,686
Asiana Airlines †	21,610	103,647
Cathay Pacific Airways Limited	167,000	340,002

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Airlines (continued)
China Airlines †	594,775	$204,161
Chorus Aviation Incorporated	63	220
Delta Air Lines Incorporated	190,000	6,309,900
Deutsche Lufthansa AG †	24,014	622,823
easyJet plc	22,179	639,177
Eva Airways Corporation †	355,165	182,283
International Consolidated Airlines - United Kingdom Exchange †	72,922	533,628
Japan Airlines Company Limited	10,900	541,948
JetBlue Airways Corporation †	479,400	4,233,102
Korean Air Lines Company Limited	6,337	205,099
LAN Airlines SA	79,059	1,222,439
Malaysian Airline System Bhd †	230,670	17,600
Qantas Airways Limited †	203,671	211,734
Ryanair Holdings plc ADR †	16,200	919,512
SAS AB †«	22,716	63,418
Singapore Airlines Limited	90,200	727,207
Spirit Airlines Incorporated †	154,276	8,713,508
Thai Airways International PCL	76,300	30,403
Turk Hava Yollari Anonim Ortakligi	148,808	443,007
United Continental Holdings Incorporated †	214,600	9,648,416
Virgin Australia Holdings Limited †	177,317	55,380
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	271,336

		56,864,757

Building Products: 0.60%
A.O. Smith Corporation	162,700	8,086,190
Aica Kogyo Company Limited	12,200	250,665
Asahi Glass Company Limited	208,000	1,142,498
Assa Abloy AB Class B	30,983	1,577,745
Bunka Shutter Company Limited	12,000	71,809
Central Glass Company Limited	41,000	136,573
Compagnie de Saint-Gobain	44,072	2,646,218
Daikin Industries Limited	53,400	3,062,747
Dynasty Ceramic PCL	101,100	157,267
Fortune Brands Home & Security Incorporated	103,497	4,837,450
Geberit AG	3,718	1,169,299
GWA International Limited	48,362	125,152
Hills Industries Limited	20,176	35,468
JS Group Corporation	51,100	1,491,777
KCC Corporation	1,527	738,110
Kingspan Group plc	16,453	328,615
Lennox International Incorporated	96,758	8,890,125
Lindab International AB †	10,324	132,599
Masco Corporation	232,000	5,417,200
Nibe Industrier AB Class B	13,413	363,794
Nichias Corporation	22,000	146,566
NICHIHA Corporation	5,800	70,441
Nippon Sheet Glass Company Limited †	171,000	240,277

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Building Products (continued)
Nitto Boseki Company Limited	38,000	$164,292
Noritz Corporation	8,300	164,336
Okabe Company Limited	8,500	116,680
Owens Corning Incorporated †	69,000	3,157,440
Rockwool International AS Class A «	500	101,637
Rockwool International AS Class B	400	81,679
Rovese SA †	79,290	48,668
Sankyo Tateyama Incorporated	4,600	104,231
Sanwa Shutter Corporation	45,000	315,712
Sekisui Jushi Corporation	6,000	82,539
Simpson Manufacturing Company Incorporated	91,100	3,220,385
Taiwan Glass Industrial Corporation	343,581	340,202
Takara Standard Company Limited	24,000	176,162
Takasago Thermal Engineering Company	13,300	134,869
TOTO Limited	64,000	904,314
Trakya Cam Sanayi AS	31,241	28,976
Uponor Oyj	2,800	49,354
USG Corporation †«	198,200	7,002,406
Vanachai Group PCL	331,800	30,104
Wienerberger AG	10,742	202,910

		57,545,481

Commercial Services & Supplies: 0.99%
ABM Industries Incorporated	115,674	3,265,477
Aeon Delight Company Limited	3,500	70,158
Aggreko plc	25,249	659,580
Babcock International Group plc	33,488	824,898
Bilfinger Berger AG	4,408	554,225
Brambles Limited	272,383	2,277,480
Brink’s Company	104,900	3,190,009
Cabcharge Australia Limited	26,928	104,046
Caverion Corporation †	11,040	118,403
Cintas Corporation	66,800	4,052,088
Clean Harbors Incorporated †	118,604	5,605,225
Copart Incorporated †	66,290	2,414,945
Covanta Holding Corporation	85,300	1,535,400
Dai Nippon Printing Company Limited	113,000	1,134,774
Daiseki Company Limited	6,700	119,424
Davis Service Group plc	15,297	268,195
De La Rue plc	11,470	157,114
Deluxe Corporation	111,438	5,625,390
Downer EDI Limited	80,373	352,866
Duskin Company Limited	11,300	210,300
Edenred	13,908	447,295
G4S plc	126,965	504,735
Gategroup Holding AG †	1,692	54,925
Herman Miller Incorporated	134,100	3,778,938
HNI Corporation	98,700	3,508,785
HomeServe plc	13,090	72,314

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Commercial Services & Supplies (continued)
Intrum Justitia AB	10,031	$292,561
Itoki Corporation	1,000	6,122
K-Green Trust	25,027	19,842
Kaba Holding	280	139,443
Kar Auction Services Incorporated	90,400	2,816,864
KEPCO Plant Service & Engineering Company Limited	3,274	198,434
Kokuyo Company Limited	21,900	151,710
Kyodo Printing Company Limited	6,000	16,803
Loomis AB	8,827	216,832
Matsuda Sangyo Company Limited	1,800	23,559
Mine Safety Appliances Company	68,500	3,524,325
Mineral Resources Limited	29,822	320,138
Mitie Group plc	40,984	237,185
Mitsubishi Pencil Company Limited	5,700	137,333
Moshi Moshi Hotline Incorporated	8,300	79,110
Nippon Kanzai Company Limited	500	9,811
Nissha Printing Company Limited †«	7,200	104,070
Okamura Corporation	20,000	162,720
Oyo Corporation	3,900	57,981
Park24 Company Limited	21,100	425,649
Pilot Corporation	2,900	98,880
Pitney Bowes Incorporated	130,200	3,313,590
PMP Limited †	14,400	5,333
Programmed Maintenance Services Limited	9,887	26,468
Progressive Waste Solutions Limited	12,017	303,871
Prosegur Compania de Seguridad SA	26,730	157,175
Regus plc	55,194	215,536
Rentokil Initial plc	173,799	387,368
Republic Services Incorporated	176,400	6,017,004
Ritchie Bros Auctioneers Incorporated «	6,229	144,966
RPS Group plc	38,863	225,170
RR Donnelley & Sons Company	431,800	8,260,334
S1 Corporation Incorporated (Korea)	5,118	390,262
Salmat Limited	5,981	11,101
Sato Corporation «	7,500	178,122
Secom Company Limited	40,800	2,299,986
Securitas AB	25,461	280,555
Serco Group plc	48,699	375,533
Shanks Group plc	6,285	12,393
Societe BIC SA	2,766	354,608
Sohgo Security Services Company Limited	15,700	318,258
Stericycle Incorporated †	50,831	5,794,734
Taiwan Secom Company Limited	64,000	162,862
Tetra Tech Incorporated †	141,900	4,098,072
Tomra Systems ASA	7,776	72,552
Toppan Forms Company Limited	6,500	56,014
Toppan Printing Company Limited	113,000	838,312
Transcontinental Incorporated Class A	3,424	46,105
Transfield Services Limited	84,761	66,938
Transpacific Industries Group Limited †	162,245	170,116

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Commercial Services & Supplies (continued)
Uchida Yoko Company Limited	2,000	$5,581
United Stationers Incorporated	92,300	3,934,749
Waste Connections Incorporated	76,948	3,329,540
Waste Management Incorporated	52,253	2,168,500

		93,968,069

Construction & Engineering: 0.56%
Abengoa SA	2,020	11,755
Abengoa SA Class B	8,080	38,343
Actividades de Construccion y Servicios SA	16,483	592,549
Aecon Group Incorporated	8,690	126,430
Arcadis NV	6,464	244,470
Ausdrill Limited	37,875	32,953
Ausenco Limited	9,573	4,997
Balfour Beatty plc	61,174	326,473
Boart Longyear Group Limited «	89,116	24,254
Bouygues SA	15,976	644,130
Budimex SA	489	20,767
Cardno Limited «	34,277	192,087
Carillion plc	47,881	304,200
CH Karnchang PCL	184,900	92,946
Chicago Bridge & Iron Company NV	63,800	5,371,322
China Communications Construction Company Limited	1,015,779	709,424
China Machinery Engineering Corporation	175,000	127,858
China State Construction International Holdings Limited	316,000	541,560
Chiyoda Corporation	33,000	500,658
Chudenko Corporation	6,500	104,235
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	809,877
Comsys Holdings Corporation	25,400	421,794
CTCI Corporation	123,000	169,491
Daelim Industrial Company Limited	6,425	530,251
Daewoo Engineering & Construction Company Limited †	31,654	241,371
Dialog Group Bhd	388,951	402,425
Doosan Heavy Industries & Construction Company Limited	13,384	453,865
Eiffage SA	4,842	346,602
EMCOR Group Incorporated	147,732	6,910,903
FLSmidth & Company AS «	5,428	285,431
Fluor Corporation	96,900	7,528,161
Fomento de Construcciones y Contratas SA †	2,658	60,573
Gamuda Bhd	314,200	433,445
GMR Infrastructure Limited	111,348	37,368
GS Engineering & Construction Corporation †	8,962	302,651
Hellenic Technodomiki Tev SA †	6,620	35,454
Henderson Investments Limited	18,000	1,415
Hibiya Engineering Limited	6,000	69,392
HKC Holdings Limited †	217,196	6,717
Hochtief AG	4,214	391,747
Housing & Construction Holdings Limited	10,493	25,282
Hyundai Development Company	13,643	373,825

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Construction & Engineering (continued)
Hyundai Engineering & Construction Company Limited	17,322	$947,639
IJM Corporation Bhd	221,620	390,278
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	427,580
Imtech NV †«	48,710	133,998
Interchina Holdings Company †	960,000	60,614
Interserve plc	12,112	123,214
IRB Infrastructure Developers Limited	22,390	28,520
Italian-Thai Development PCL †	95,501	10,245
JGC Corporation	47,000	1,737,850
Kajima Corporation	174,000	612,086
Kandenko Company Limited	21,000	105,444
KBR Incorporated	94,800	2,618,376
KEPCO Engineering & Construction Company Incorporated	1,785	107,685
Kier Group plc	2,848	90,232
Kinden Corporation	32,000	332,357
Koninklijke Bam Groep NV	28,406	169,382
Koninklijke Boskalis Westminster NV	7,236	362,210
Kumho Industrial Company Limited †	3,489	45,757
Kyowa Exeo Corporation	21,600	310,936
Kyudenko Corporation	10,000	73,106
Lanco Infratech Limited †	198,580	20,665
Larsen & Toubro Limited	42,205	755,611
Larsen & Toubro Limited SP GDR	8,011	142,916
Leighton Holdings Limited «	28,368	457,427
Macmahon Holdings Limited †	139,645	14,953
Maeda Corporation	31,000	185,507
Maeda Road Construction Company Limited	12,000	187,364
Malaysia Marine & Heavy Engineering	135,600	147,747
Malaysian Resources Corporation Bhd	265,450	128,006
Mirait Holdings Corporation	11,700	109,447
Monadelphous Group Limited «	17,754	276,773
NCC AB	8,600	299,514
Nippo Corporation	8,000	117,834
Nippon Densetsu Kogyo Company Limited	8,000	104,707
Nippon Koei Company Limited	7,000	31,915
Nishimatsu Construction Company Limited	77,000	263,300
Obayashi Corporation	135,000	826,422
Obrascon Huarte Lain SA	3,542	156,155
Okumura Corporation	38,000	163,919
Outotec Oyj «	15,988	157,567
Peab AB	21,523	146,695
Penta-Ocean Construction Company Limited	55,000	201,582
Polimex Mostostal SA †«	86,564	3,159
Power Line Engineering PCL	244,400	11,611
Punj Lloyd Limited †	22,537	9,400
PYI Corporation Limited	111,318	2,482
Sacyr Vallehermoso SA †	7,772	47,095
Samsung Engineering Company Limited †	7,013	493,374
Sanki Engineering Company Limited	10,000	56,303
Shimizu Corporation	138,000	744,443

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Construction & Engineering (continued)
Sho-Bond Holdings Company Limited	4,700	$212,902
Sino Thai Engineering & Construction PCL	374,529	185,973
Skanska AB	34,816	755,872
SNC-Lavalin Group Incorporated	14,400	642,037
Socam Development Limited	34,063	33,139
Strabag SE	1,052	28,664
Sumitomo Mitsui Construction Company Limited †«	150,200	160,871
Taihei Dengyo Kaisha Limited	7,000	48,217
Taikisha Limited	8,000	164,213
Taisei Corporation	216,000	961,462
Tekfen Holding AS	41,044	86,164
Toa Corporation †	31,000	62,445
Toda Corporation	49,000	155,036
Toenec Corporation	9,000	51,469
Tokyo Energy & Systems Incorporated	1,000	4,491
Tokyu Construction Company Limited †«	17,380	67,799
Toshiba Plant Systems & Services Corporation	6,000	78,530
Totetsu Kogyo Company Limited	5,900	115,658
Toyo Engineering Corporation	28,000	129,311
United Construction Group Limited	30,880	177,735
United Engineers Limited	59,000	84,708
Vinci SA	52,089	3,891,864
Voltas Limited	51,077	109,933
YIT Oyj «	11,040	136,309
Yokogawa Bridge Holdings Corporation	8,000	100,776

		53,246,431

Electrical Equipment: 1.21%
ABB Limited	205,224	5,247,854
ABB Limited (India)	14,757	170,689
Acuity Brands Incorporated	91,122	12,852,758
Alstom SA	20,310	548,203
AMETEK Incorporated	145,168	7,728,744
Bharat Heavy Electricals limited	122,363	331,178
Brady Corporation Class A	104,500	2,795,375
China High Speed Transmission Equipment Group Company Limited †	130,000	96,488
Chiyoda Integre Company Limited	1,900	32,784
Cosel Company Limited	4,900	56,863
Crompton Greaves Limited	60,032	124,461
Daihen Corporation	18,000	72,340
Denyo Company Limited	3,200	48,391
Eaton Corporation plc	61,537	4,597,429
Elswedy Cables Holding Company	9,692	49,430
Emerson Electric Company	90,300	5,892,978
EnerSys	100,700	7,153,728
Fuji Electric Holdings Company Limited	123,000	563,211
Fujikura Limited	69,000	329,508
Furukawa Electric Company Limited	135,000	366,120
Futaba Corporation	6,900	109,565

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Electrical Equipment (continued)
Gamesa Corporation Tecnologica SA †	8,248	$92,922
Generac Holdings Incorporated	145,600	8,294,832
General Cable Corporation	112,400	3,459,672
GS Yuasa Corporation	79,000	457,217
Hubbell Incorporated Class B	33,700	4,028,498
Huber & Suhner AG	893	50,412
Idec Corporation	4,700	42,211
Johnson Electric Holdings Limited	219,000	212,776
Legrand SA	23,684	1,468,808
LS Cable Limited	7,178	492,206
LS Industrial Systems Company Limited	3,641	215,902
Mabuchi Motor Company Limited	5,800	386,971
Mitsubishi Electric Corporation	399,000	4,724,329
Neo Neon Holdings Limited †	163,500	34,973
Nexans SA	1,685	89,311
Nidec Corporation	23,700	2,908,647
Nippon Carbon Company Limited	11,000	20,969
Nippon Signal Company Limited	10,900	94,787
Nissin Electric Company Limited	8,000	44,178
Nitto Kogyo Corporation	9,700	201,396
Nordex AG †	816	13,285
Ormat Industries	3,095	22,846
Osram Licht AG †	7,623	518,263
Polypore International Incorporated †«	92,900	3,215,269
Prysmian SpA	18,370	475,174
Regal-Beloit Corporation	98,971	7,293,173
Rockwell Automation Incorporated	82,200	10,097,448
Roper Industries Incorporated	58,945	7,994,121
Sanyo Denki Company Limited	6,000	39,737
Schneider Electric Infrastructure Limited †	5,981	6,523
Schneider Electric SA	52,663	4,706,727
Schneider Electric SA – London Exchanges	1,614	143,849
SGL Carbon AG	3,056	123,593
Shihlin Electric	118,000	145,270
Showa Electric Wire †	47,000	46,644
Solartron PCL	391,200	62,952
Sumitomo Electric Industries Limited	144,800	2,213,902
Suzlon Energy Limited †	89,769	14,628
TECO Electric & Machinery Company Limited	303,000	348,023
Toyo Tanso Company Limited	1,300	27,745
Ushio Incorporated	25,200	316,455
Vestas Wind Systems AS †	15,405	556,763
Walsin Lihwa Corporation †	600,000	186,745
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	310,648

		115,368,897

Industrial Conglomerates: 1.00%
Aboitiz Equity Ventures Incorporated	548,400	724,893

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Industrial Conglomerates (continued)
Aditya Birla Nuvo Limited	5,674	$99,460
Alfa SA de CV	640,700	1,544,647
Alliance Global Group Incorporated	970,700	652,425
Antarchile SA	32,607	437,506
Beijing Enterprises Holdings Limited	104,500	1,001,836
Berjaya Corporation Bhd	359,200	59,748
Bidvest Group Limited	60,840	1,433,108
Boustead Holdings Bhd	80,800	132,180
CITIC Pacific Limited «	268,000	386,086
CJ Corporation	4,217	503,670
Compagnie Industriali Riunite †	19,942	31,380
Danaher Corporation	130,694	9,996,784
DCC plc - United Kingdom Exchange	9,251	489,989
Discount Investment Corporation †	1,353	11,151
DMCI Holdings Incorporated	161,600	251,261
Dogan Sirketler Grubu Holdings †	170,145	53,116
Doosan Corporation	3,897	503,781
Enka Insaat Ve Sanayi AS	86,655	261,896
Far Eastern New Century Corporation	861,685	905,824
Gallant Venture Limited †	42,000	9,940
General Electric Company	1,338,407	34,089,226
Grupo Carso SAB de CV	111,000	583,680
Hong Leong Asia Limited	11,000	11,628
Hopewell Holdings	123,000	416,047
Hutchison Whampoa Limited	437,000	5,890,072
Jaiprakash Associates Limited	205,052	138,620
Jardine Matheson Holdings Limited	48,385	2,811,169
Jardine Strategic Holdings Limited	39,394	1,324,032
JG Summit Holdings	615,492	646,725
Katakura Industries Company Limited	5,400	62,240
Keihan Electric Railway Company Limited	109,000	427,346
Keppel Corporation Limited	270,051	2,230,453
Koc Holding AS	126,301	467,432
Koninklijke Philips Electronics NV	94,124	3,294,756
LG Corporation	33,994	1,783,292
MMC Corporation Bhd	109,200	92,986
Nisshinbo Industries Incorporated	31,000	266,837
NWS Holdings Limited	272,949	428,387
Quinenco SA	62,686	134,463
Rheinmetall Berlin	3,555	268,804
Samsung Techwin Company Limited	9,105	449,493
San Miguel Corporation	214,380	268,005
SembCorp Industries Limited	165,000	704,177
Shanghai Industrial Holdings Limited	103,000	351,051
Shun Tak Holdings Limited	294,250	179,722
Siemens AG	69,350	9,262,238
Siemens India Limited	21,727	217,270
Sime Darby Bhd	560,778	1,559,190
SK Corporation	7,547	1,360,934
SM Investments Corporation	70,518	1,096,438

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Industrial Conglomerates (continued)
Smiths Group plc	35,162	$805,486
Tokai Holdings Corporation	26,800	87,429
Top Frontier Investment Holdings Incorporated †	21,438	28,818
Toshiba Corporation	773,000	3,342,046
Turk Sise Ve Cam Fabrikalari AS	116,253	118,870
Yazicilar Holding AS	9,222	71,974

		94,762,017

Machinery: 2.78%
Aalberts Industries NV	10,973	371,002
AG Growth International Incorporated	1,000	42,419
AGCO Corporation	57,800	3,033,344
Aida Engineering Limited	11,300	117,364
Airtac International Group	16,050	164,484
Alfa Laval AB	28,699	778,836
Amada Company Limited	76,000	632,524
Andritz AG	7,071	444,426
Asahi Diamond Industrial Company Limited	12,000	147,745
Ashok Leyland Limited	317,592	80,192
Atlas Copco AB Class A	61,897	1,738,655
Atlas Copco AB Class B	37,370	992,586
ATS Automation Tooling Systems Incorporated †	4,800	65,110
Austal Limited †	9,718	7,501
Bando Chemical Industries Limited	15,000	58,072
Bodycote plc	18,289	231,532
Bradken Limited	24,231	90,382
Bucher Industries AG	862	263,893
Cargotec Corporation	3,652	163,021
Chart Industries Incorporated †	66,700	5,573,452
China Rongsheng Heavy Industry Group Company Limited †	450,000	88,718
Chugai Ro Company Limited	15,000	33,458
CKD Corporation	12,000	118,856
Clarcor Incorporated	109,338	6,333,950
CNH Industrial NV †	78,164	859,882
Colfax Corporation †	53,864	3,831,346
Construcciones y Auxiliar de Ferrocarriles SA	139	74,059
Cosco Corporation Singapore Limited	190,000	103,420
Crane Company	107,400	7,670,508
CSBC Corporation Taiwan	43,102	27,314
CSR Corporation Limited	446,000	335,626
Cummins Incorporated	38,600	5,632,512
Cummins India Limited	13,858	113,024
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	870,871
Daifuku Company Limited	21,500	287,948
Donaldson Company Incorporated	84,200	3,607,128
Doosan Infracore Company Limited †	19,520	245,943
Ebara Corporation	76,000	513,786
FANUC Limited	36,100	6,262,607
Flowserve Corporation	82,700	6,716,067

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Machinery (continued)
Fuji Machine Manufacturing Company Limited	17,200	$148,897
Fujitec Company Limited	13,000	155,969
Furukawa Company Limited	61,000	109,689
GEA Group AG	16,445	797,644
Georg Fischer AG	456	365,526
Gildemeister AG	3,643	119,124
Glory Limited	13,000	339,403
Graco Incorporated	38,200	2,980,746
Haitian International Holdings Limited	106,000	229,195
Hanjin Heavy Industries & Construction Company Limited †	10,385	127,441
Heidelberger Druckmaschinen AG †	10,670	39,176
Hino Motors Limited	52,000	766,945
Hisaka Works Limited	5,000	45,249
Hitachi Construction Machinery Company Limited	18,600	360,778
Hitachi Koki Company Limited	9,300	68,446
Hitachi Zosen Corporation	30,600	171,687
Hiwin Technologies Corporation	55,156	551,596
Hoshizaki Electric Company Limited	12,000	446,890
Hosokawa Micron Corporation	4,000	24,054
Hyundai Heavy Industries Company Limited	12,411	2,551,957
Hyundai Mipo Dockyard Company Limited	2,652	392,521
Hyundai Rotem Company Limited	9,250	254,754
IDEX Corporation	50,963	3,825,792
IMI plc	29,235	746,562
Iseki & Company Limited	44,000	123,651
Ishikawajima-Harima Heavy Industries Company Limited	257,000	1,174,266
ITT Corporation	198,991	8,735,705
Jain Irrigation Systems Limited	39,865	38,077
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	907
Japan Steel Works	72,000	351,616
Jaya Holdings Limited	61,000	37,053
Joy Global Incorporated «	68,200	3,751,000
JTEKT Corporation	46,600	774,301
Juki Corporation †	7,000	14,857
Kawasaki Heavy Industries Limited	293,000	1,197,681
KCI Konecranes Oyj	3,753	133,133
Kennametal Incorporated	172,000	7,523,280
King Slide Works Company Limited	17,000	197,224
Kitz Corporation	21,100	101,799
Komatsu Limited	179,230	3,752,964
Komori Corporation	11,000	145,269
Kone Oyj «	38,458	1,566,497
KOPEX SA	1,096	5,091
Krones AG	626	54,160
Kubota Corporation	214,865	3,004,352
Kurita Water Industries Limited	21,400	451,677
Kyokuto Kaihatsu Kogyo Company	6,900	87,733
Lonking Holdings Limited †	385,000	76,399
Makino Milling Machine Company Limited	25,000	194,311
Makita Corporation	26,900	1,496,060

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Machinery (continued)
Makita Corporation ADR	1	$55
MAN AG	3,130	403,952
Manitowoc Company Incorporated	293,146	9,069,937
Max Company Limited	6,000	70,866
Meidensha Corporation	41,000	173,234
Melrose Industries plc	96,849	532,270
Metso Oyj	12,945	419,183
Meyer Burger Technology AG †	5,526	104,614
Minebea Company Limited	73,000	643,421
Mitsubishi Heavy Industries Limited	627,000	3,850,594
Mitsuboshi Belting Company Limited	10,000	54,142
Mitsui Engineering & Shipbuilding Company Limited	152,000	313,648
Miura Company Limited	7,400	188,472
Morgan Advanced Materials plc	21,935	126,686
Mori Seiki Company Limited	18,400	303,563
Morita Holdings Corporation	7,000	57,777
Mueller Industries Incorporated	60,900	3,805,032
Nabtesco Corporation	21,700	543,513
Nachi-Fujikoshi Corporation	45,000	285,202
Namura Shipbuilding Company Limited	1,000	10,229
Navistar International Corporation †«	148,121	5,554,538
NGK Insulators Limited	50,000	1,080,869
Nippon Sharyo Limited	14,000	64,793
Nippon Thompson Company Limited	13,000	67,191
Nitta Corporation	3,300	74,029
Nitto Kohki Company Limited	2,300	41,810
NKT Holding AS	1,131	76,355
Nordson Corporation	37,642	2,753,889
NORITAKE Company Limited	17,000	40,592
NSK Limited	90,000	983,394
NTN Corporation †	101,000	382,087
OILES Corporation	4,980	110,150
Okuma Corporation	29,000	261,020
Organo Corporation	6,000	28,004
OSG Corporation	18,700	344,711
Oshkosh Corporation	56,500	3,267,395
Paccar Incorporated	42,700	2,811,368
Pall Corporation	65,700	5,650,200
Pentair Limited	118,224	9,553,681
Rieter Holding AG	164	37,257
Rotork plc	7,725	346,941
Ryobi Limited	20,000	70,158
Samsung Heavy Industries Company Limited	44,830	1,339,651
Sandvik AB	105,184	1,467,440
Sany Heavy Equipment International Holdings Company Limited	183,000	50,699
Sasebo Heavy Industries Company Limited †	4,000	5,856
Scania AB Class B	29,534	907,442
Schindler Holding AG	2,474	375,812
Schindler Holding AG (Participation Certificate)	5,042	756,157
SembCorp Marine Limited	147,200	477,255

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Machinery (continued)
Shima Seiki Manufacturing Limited	4,400	$76,050
Shin Zu Shing Company Limited	13,649	33,742
Shinmaywa Industries Limited	11,000	95,333
Shinwa Company Limited Nagoya	500	5,625
Singamas Container Holding	180,000	40,590
Sinotruk Hong Kong Limited	86,000	45,102
Sintokogio Limited	10,700	82,429
SKF AB Class A	976	26,106
SKF AB Class B	35,091	939,715
SMC Corporation	11,900	3,018,557
Sodick Company Limited	9,500	38,926
Spirax Sarco Engineering plc	7,794	404,725
SPX Corporation	28,800	3,101,184
Stanley Black & Decker Incorporated	99,200	8,237,568
Star Micronics Company Limited	6,100	70,608
STX Corporation Company Limited †	5,248	6,121
STX Offshore & Shipbuilding Company Limited †(a)	2,146	11,157
Sulzer AG	2,037	288,353
Sumitomo Heavy Industries Limited	116,000	534,578
Tadano Limited	23,000	298,094
TAKUMA Company Limited	14,000	114,041
Terex Corporation	249,500	11,110,235
The Middleby Corporation †	41,400	12,277,584
The Timken Company	51,200	3,090,432
Thermax India Limited	11,575	130,709
THK Company Limited	21,600	494,739
Tocalo Company Limited	2,700	44,836
Torishima Pump Manufacturing Company Limited	4,800	61,079
Toro Company	121,370	8,038,335
Toshiba Machine Company Limited	18,000	89,142
Trelleborg AB Class B	21,858	430,911
Trinity Industries Incorporated	171,279	12,299,545
Triyards Holdings Limited	7,100	3,641
Tsubakimoto Chain Company	30,000	256,461
Tsugami Corporation «	18,000	110,720
Tsukishima Kikai Company Limited	5,000	53,356
Union Tool Company	2,300	54,647
United Tractors	352,380	575,968
Vallourec SA	11,082	595,645
Valmet Corporation †	12,945	118,554
Valmont Industries Incorporated «	16,177	2,355,857
Vesuvius plc	23,880	187,425
Volvo AB Class A	43,600	656,892
Volvo AB Class B	132,230	1,990,158
Vossloh AG	978	97,290
Wabco Holdings Incorporated †	39,000	3,995,550
Wabtec Corporation	59,980	4,760,613
Wartsila Oyj	17,118	1,011,986
WEG SA	44,600	581,859
Weir Group plc	19,255	827,690

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Machinery (continued)
Woodward Governor Company	133,200	$5,806,188
Xylem Incorporated	118,881	4,677,967
Yangzijiang Shipbuilding Holdings Limited	446,000	399,329
Yungtay Engineering Company Limited	78,000	220,886
Zardoya-Otis SA	14,550	251,845
Zoomlion Heavy Industry Class H	306,400	228,599

		264,625,078

Marine: 0.14%
A.P. Moller Maersk AS Class A	40	468,695
A.P. Moller Maersk AS Class B	129	1,577,157
Chinese Maritime Transport Limited	6,000	7,723
Compagnie Maritime Belge SA	227	6,862
Daiichi Chuo Kisen Kaisha †	12,000	11,202
DS Norden AS	1,300	64,080
Evergreen Marine Corporation (Taiwan) Limited †	333,298	198,012
Hanjin Shipping Company Limited †	16,785	105,506
Hanjin Shipping Holding Company Limited †	11,912	48,318
Hyundai Merchant Marine Company Limited †	15,411	193,450
Iino Kaiun Kaisha Limited	15,900	79,523
Inui Steamship Company Limited †	1,100	3,751
Kawasaki Kisen Kaisha Limited	178,000	402,280
Kirby Corporation †	35,318	3,694,616
Kuehne & Nagel International AG	5,401	771,308
Malaysian Bulk Carriers Bhd	14,000	8,759
Matson Incorporated	97,649	2,355,294
MISC Bhd †	242,400	469,782
Mitsui OSK Lines Limited	228,000	945,426
Neptune Orient Lines Limited †«	184,000	137,893
Nippon Yusen Kabushiki Kaisha	322,000	1,028,299
Orient Overseas International Limited	30,500	149,935
Pacific Basin Shipping Limited	252,000	157,489
Precious Shipping PCL	70,800	55,338
Regional Container Lines PCL †	73,800	14,590
Shih Wei Navigation Company Limited	34,209	23,259
Shinwa Kaiun Kaisha Limited †	2,000	5,286
Shipping Corporation of India Limited †	33,100	18,878
Sincere Navigation Corporation	128,800	121,157
STX Pan Ocean Company Limited - Korea Exchange †	199	842
STX Pan Ocean Company Limited - Singapore Exchange †(a)	450	1,901
Taiwan Navigation Company Limited	20,000	16,041
Thoresen Thai Agencies PCL †	130,944	75,054
U-Ming Transport Corporation	113,000	189,465
Wan Hai Lines Limited	209,212	97,708
Yang Ming Marine Transport †	285,357	122,438

		13,627,317

Professional Services: 0.47%
Adecco SA	12,375	1,068,654

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Professional Services (continued)
ALS Limited «	71,134	$481,786
Bureau Veritas SA	23,580	650,624
Capita plc	61,090	1,166,201
Corporate Executive Board Company	72,700	5,436,506
Dun & Bradstreet Corporation	24,195	2,400,386
Experian Group Limited	96,629	1,749,168
Hays plc	95,742	229,265
IHS Incorporated Class A †	35,823	4,294,461
Intertek Group plc	15,050	741,191
Manpower Incorporated	49,500	3,868,920
MEITEC Corporation	7,200	188,543
Michael Page International plc	20,623	175,089
Nielsen Holdings NV	153,980	7,289,413
Nihon M&A Center Incorporated	1,800	144,856
Poyry Oyj †	835	4,783
Randstad Holdings NV	9,220	580,895
SAI Global Limited	31,315	112,614
SEEK Limited	58,955	900,131
SGS SA	519	1,285,845
Stantec Incorporated	3,535	216,608
Teleperformance	6,495	413,289
Temp Holdings Company Limited	8,800	259,408
The Advisory Board Company †	79,500	5,094,360
USG People NV	3,016	57,408
Verisk Analytics Incorporated Class A †	88,824	5,659,421
WS Atkins plc	8,888	220,572

		44,690,397

Road & Rail: 1.12%
Asciano Group	170,137	818,319
Aurizon Holdings Limited	59,294	269,317
Avis Budget Group Incorporated †	229,500	10,784,205
Canadian National Railway Company	73,500	4,152,587
Canadian Pacific Railway Limited	14,300	2,243,859
Central Japan Railway Company	37,600	4,372,566
ComfortDelGro Corporation Limited	275,000	418,688
Container Corporation of India	13,018	160,446
CSX Corporation	123,600	3,424,956
DSV AS	17,460	559,340
East Japan Railway Company	73,400	5,728,042
Evergreen International Storage & Transport Corporation	124,000	85,742
Firstgroup plc †	137,119	324,213
Fukuyama Transporting Company Limited	37,000	215,594
Genesee & Wyoming Incorporated Class A †	30,140	2,981,449
Go-Ahead Group plc	3,179	115,305
Hankyu Hanshin Holdings Incorporated	223,000	1,222,698
Hertz Global Holdings Incorporated †	273,100	7,649,531
Hitachi Transport System Limited	8,700	139,173
J.B. Hunt Transport Services Incorporated	56,914	4,090,409

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Road & Rail (continued)
Kansas City Southern	65,318	$6,134,667
Keihin Electric Express Railway Company Limited	92,000	771,111
Keio Corporation	110,000	777,145
Keisei Electric Railway Company Limited	66,000	578,481
Kintetsu Corporation	354,000	1,283,541
Korea Express Company Limited †	2,016	226,623
Landstar System Incorporated	97,094	5,603,295
Maruzen Showa Unyu Company Limited	16,000	51,253
MTR Corporation Limited	250,208	907,585
Nagoya Railroad Company Limited	169,000	513,128
Nankai Electric Railway Company Limited	100,000	372,408
National Express Group plc	29,635	150,861
Nippon Express Company Limited	185,000	861,649
Nippon Konpo Unyu Soko Company Limited	12,800	224,758
Nishi-Nippon Railroad Company Limited	75,000	294,782
Norfolk Southern Corporation	38,100	3,501,771
Odakyu Electric Railway Company Limited	111,000	992,532
Old Dominion Freight Line Incorporated †	150,153	7,994,146
Ryder System Incorporated	33,636	2,533,464
Sagami Railway Company Limited	88,000	314,749
Sankyu Incorporated	56,000	246,517
SBS Transit Limited	1,684	1,627
SEINO Holdings Company Limited	34,000	352,461
Senko Company Limited	15,000	73,696
SMRT Corporation Limited	98,000	79,241
Stagecoach Group plc	49,321	322,103
Tobu Railway Company Limited	189,000	917,422
Tokyu Corporation	216,000	1,315,908
TransForce Incorporated	6,211	130,805
Transport International Holdings Limited	45,600	90,018
Union Pacific Corporation	100,400	18,110,152
West Japan Railway Company	34,800	1,425,921

		106,910,259

Trading Companies & Distributors: 0.86%
Adani Enterprises Limited	63,989	262,491
Air Lease Corporation	192,648	7,118,344
Applied Industrial Technologies Incorporated	91,100	4,648,833
Ashtead Group plc	48,201	707,064
Barloworld Limited	44,693	446,422
BayWa AG	313	17,584
Beacon Roofing Supply Incorporated †	107,100	4,047,309
Brenntag AG	4,811	894,824
Bunzl plc	31,676	834,368
China Daye Non-Ferrous Metal Mining Limited †	660,000	14,968
Daewoo International Corporation	7,912	311,292
Daiichi Jitsugyo Company Limited	10,000	44,610
Emeco Holdings Limited	72,033	15,427
Fastenal Company «	60,524	2,856,128

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Trading Companies & Distributors (continued)
Finning International Incorporated	16,500	$449,418
GATX Corporation	102,934	6,679,387
Grafton Group plc	18,582	205,369
Hanwa Company Limited	40,000	176,476
iMarketKorea Incorporated	5,870	173,488
Inaba Denki Sangyo Company Limited	4,100	129,724
Inabata & Company Limited	8,900	91,912
Itochu Corporation	288,400	3,581,975
Iwatani International Corporation	49,000	311,998
Japan Pulp & Paper Company Limited	25,000	79,591
Kanamoto Company Limited	6,000	170,207
Kanematsu Corporation	81,000	127,346
Kloeckner & Company †	8,856	136,480
Kuroda Electric Company Limited	5,800	94,833
LG International Corporation	5,460	145,003
Marubeni Corporation	317,000	2,220,900
Misumi Group Incorporated	15,400	448,215
Mitsubishi Corporation	307,200	5,877,158
Mitsubishi Corporation ADR	33	1,259
Mitsui & Company Limited	334,700	5,143,665
Mitsui & Company Limited ADR	263	80,602
MonotaRO Company Limited	5,900	132,238
MRC Global Incorporated †	66,200	1,702,664
MSC Industrial Direct Company	28,625	2,471,196
Nagase & Company Limited	24,600	300,943
Nichiden Corporation	3,600	81,855
Noble Group Limited	918,576	746,368
Okaya & Company Limited	5,500	70,635
Onoken Company Limited	700	8,818
Paperlinx Limited †	60,182	2,256
Ramirent Oyj	11,459	145,199
Reece Australia Limited	12,985	370,789
Rexel SA	7,350	185,607
Russel Metals Incorporated	4,649	126,207
Samsung Corporation	34,243	2,017,691
Seven Network Limited	22,953	167,544
SIG plc	78,253	277,147
SK Networks Company Limited †	31,860	248,612
Sojitz Corporation	240,500	425,371
Sumitomo Corporation	228,000	3,006,544
Tat Hong Holdings Limited	7,000	4,059
Toromont Industries Limited	6,843	160,986
Toyota Tsusho Corporation	41,600	1,023,547
Travis Perkins plc	23,342	764,158
Trusco Nakayama Corporation	3,400	79,914
W.W. Grainger Incorporated	13,680	3,488,674
Wakita & Company Limited	7,000	78,068
Watsco Incorporated	59,095	5,813,766
WESCO International Incorporated †	93,824	8,088,567
Wolseley plc	26,144	1,521,774

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Trading Companies & Distributors (continued)
Yamazen Corporation	18,000	$104,353
Yuasa Trading Company Limited	38,000	77,665

		82,237,885

Transportation Infrastructure: 0.17%
Abertis Infraestructuras SA	38,086	894,743
Aeroports de Paris	3,323	403,358
Airports of Thailand PCL	53,200	305,747
Ansaldo STS SpA	5,958	67,847
Atlantia SpA	40,773	1,033,282
Auckland International Airport Limited	185,755	582,456
Bangkok Expressway PCL	48,400	48,956
BBA Aviation plc	37,408	210,664
Beijing Capital International Airport Company Limited Class H	316,000	239,426
Bintulu Port Holdings Bhd	6,400	14,650
CCR SA	204,620	1,403,258
China Merchants Holdings International Company Limited	265,537	942,658
Cosco Pacific Limited	403,792	541,126
Flughafen Wien AG	1,004	91,118
Flughafen Zuerich AG	455	288,675
Fraport AG	3,869	308,514
Groupe Eurotunnel SA	53,575	643,805
GVK Power & Infrastructure Limited †	127,035	18,549
Hamburger Hafen Und Logistik AG	1,110	30,014
Hong Kong Aircraft Engineering Company Limited	10,000	124,605
Hopewell Highway Infrastructure Limited	167,500	78,132
Hutchison Port Holdings Trust	977,000	610,625
International Container Term Services Incorporated	175,300	380,763
Japan Airport Terminal Company Limited	13,800	319,609
Kamigumi Company Limited	48,000	444,768
Macquarie Atlas Roads Limited	53,146	149,388
Malaysia Airports Holdings Bhd	103,018	263,480
Mitsubishi Logistics Corporation	30,000	415,938
Mitsui-Soko Company Limited	20,000	81,360
Mundra Port & Special Economic Zone Limited	99,788	269,273
Nissin Corporation	18,000	49,347
Port of Tauranga Limited	9,453	112,541
PT Jasa Marga Tbk	395,500	183,118
Shenzhen International Holdings Limited	199,750	260,480
SIA Engineering Company	42,000	156,384
Singapore Airport Terminal Services Limited	108,666	256,310
Societa Iniziative Autostradali e Servizi SpA	1,409	15,889
Sumitomo Warehouse Company Limited	29,000	145,043
Sydney Airport Holdings Limited	206,050	746,507
TAV Havalimanlari Holding AS	40,981	289,245
Transurban Group «	266,427	1,680,864
Veripos Incorporated	2,340	14,035
Westshore Terminals Investment Corporation	8,100	276,072
Zhejiang Expressway Company Limited	338,000	296,600

		15,689,222

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

Information Technology: 14.68%

Communications Equipment: 1.16%
ADTRAN Incorporated	126,600	$3,316,920
Aiphone Company Limited	2,600	38,858
Alcatel SA †	273,639	1,193,545
ARRIS Group Incorporated †	260,100	7,464,870
Aruba Networks Incorporated †	237,300	4,867,023
Brocade Communications Systems Incorporated †	288,736	2,763,204
BYD Electronic International Company Limited †	64,000	37,193
Ciena Corporation †«	223,380	5,488,447
Cisco Systems Incorporated	707,249	15,418,028
Comba Telecom Systems Holdings Limited †	120,212	40,274
D-Link Corporation	73,749	51,725
Denki Kogyo Company Limited	13,000	86,735
EVS Broadcast Equipment SA	552	34,287
F5 Networks Incorporated †	46,038	5,171,909
Finisar Corporation †	209,100	4,955,670
Harris Corporation	70,300	5,189,546
Hitachi Kokusai Electric Incorporated	9,000	121,863
Icom Incorporated	2,000	44,001
InterDigital Incorporated	81,632	2,489,776
Japan Radio Company Limited †	2,000	6,878
Nokia Oyj †	354,521	2,732,994
Palo Alto Networks Incorporated †	27,800	1,977,970
Plantronics Incorporated	96,800	4,295,984
Polycom Incorporated †	323,190	4,317,818
QUALCOMM Incorporated	376,197	28,323,872
Spirent plc	75,771	133,227
Telefonaktiebolaget LM Ericsson Class A	3,200	39,703
Telefonaktiebolaget LM Ericsson Class B	289,375	3,750,526
Viasat Incorporated †	90,200	6,017,242
VTech Holdings Limited	27,900	315,291
Zinwell Corporation	23,446	29,290

		110,714,669

Electronic Equipment, Instruments & Components: 1.50%
AAC Technologies Holdings Incorporated	157,000	711,103
ALPS Electric Company Limited †	34,900	449,238
Amano Corporation	12,600	126,037
Amphenol Corporation Class A	93,834	8,259,269
Anixter International Incorporated	59,341	6,346,520
Anritsu Corporation	23,000	263,064
Arisawa Manufacturing Company Limited	3,400	19,778
Arrow Electronics Incorporated †	67,114	3,800,666
Asia Optical Company Incorporated †	14,239	17,389
AU Optronics Corporation †	1,793,319	609,650
Avnet Incorporated	87,938	3,827,941
Benchmark Electronics Incorporated †	127,204	3,032,543
Calcomp Electronics PCL	243,600	19,413
Canon Electronics Incorporated	3,800	68,256

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Celestica Incorporated †	22,738	$222,595
Cheng Uei Precision Industry Company Limited	71,855	153,443
Chroma ATE Incorporated	84,624	202,776
Chunghwa Picture Tubes Limited †	608,075	36,728
Citizen Holdings Company Limited	63,500	519,755
CMK Corporation	4,800	12,121
Cognex Corporation †	176,000	6,628,160
Corning Incorporated	178,400	3,437,768
Daishinku Corporation	6,000	24,762
Daiwabo Company Limited	29,000	55,282
Delta Electronics Incorporated	472,531	2,627,945
Delta Electronics Thailand PCL	22,600	37,580
Digital China Holdings Limited	160,000	158,958
Electrocomponents plc	44,350	199,702
Enplas Corporation	2,000	130,687
ESPEC Corporation	3,600	28,193
Evertz Technologies Limited	1,640	25,193
FEI Company	90,000	9,238,500
FIH Mobile Limited †	528,000	284,392
Flextronics International Limited †	112,900	1,010,455
FUJIFILM Holdings Corporation	93,000	2,672,025
Hakuto Company Limited	4,800	48,250
Halma plc	39,753	406,067
Hamamatsu Photonics	14,100	572,202
Hana Microelectronics PCL	194,800	152,257
Hannstar Display Corporation †	806,481	298,125
Hexagon AB	23,900	848,027
Hi Sun Technology China Limited †	309,000	99,940
Hioki EE Corporation	900	12,505
Hirose Electric Company Limited	5,500	783,630
Hitachi High Technologies Corporation	12,500	301,661
Hitachi Limited	898,000	7,085,526
Hon Hai Precision Industry Company Limited	2,926,598	8,113,877
Horiba Limited	8,200	315,849
Hosiden Corporation	12,200	58,620
Hoya Corporation	79,300	2,350,091
Ibiden Company Limited	27,700	541,643
Ingenico SA «	5,328	514,870
Ingram Micro Incorporated Class A †	106,173	3,126,795
Innolux Display Corporation †	1,542,746	549,926
IPG Photonics Corporation †«	23,100	1,657,887
Japan Aviation Electronics Industry Limited	13,000	208,215
Japan Cash Machine Company Limited	2,900	53,230
Ju Teng International Holdings Limited	76,000	57,975
Kaga Electronics Company Limited	3,800	48,728
Keyence Corporation	8,200	3,518,660
Kingboard Chemicals Holdings Limited	148,140	324,892
Kingboard Laminates Holdings Limited	121,000	45,995
KOA Corporation	3,700	39,229
Kudelski SA	2,324	32,766

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kyocera Corporation	72,800	$3,284,119
Kyocera Corporation ADR	60	2,732
Laird Group plc	37,748	198,798
Largan Precision Company Limited	26,244	1,165,033
LG Display Company Limited †	52,370	1,194,576
LG Innotek Company Limited †	2,021	173,039
Littelfuse Incorporated	46,251	4,364,707
MARUWA Company Limited	1,500	61,683
Mitsumi Electric Company Limited †	16,600	130,490
Muramoto Electron (Thailand) PCL	300	1,940
Murata Manufacturing Company Limited	38,600	3,675,667
Nan Ya Printed Circuit Board Corporation †	26,197	31,819
Nichicon Corporation	13,600	111,986
Nidec Copal Electronics Corporation	7,000	49,111
Nihon Dempa Kogyo Company Limited	3,200	27,230
Nippon Chemi-Con Corporation †	17,000	54,790
Nippon Electric Glass Company Limited	80,000	362,386
Oki Electric Industry Company Limited †	138,000	328,152
OMRON Corporation	41,404	1,739,237
Optex Company Limited	2,730	42,786
Osaki Electric Company Limited	5,000	30,756
Pan-International Industrial	59,767	45,568
Premier Farnell plc	32,868	126,590
Ryosan Company Limited	6,500	137,575
Ryoyo Electro Corporation	3,900	43,840
Samart Corporation PCL	379,400	188,392
Samsung Electro-Mechanics Company Limited	13,434	853,232
Samsung SDI Company Limited	8,549	1,197,260
Sanshin Electronics Company Limited	5,100	35,330
Shimadzu Corporation	52,000	430,736
Silitech Technology Corporation	35,379	43,147
Simplo Technology Company Limited	67,000	301,852
Sintek Photronic Corporation †	188,000	60,809
SMK Corporation	11,000	52,746
Spectris plc	9,963	409,915
Synnex Technology International Corporation	261,462	447,017
Taiyo Yuden Company Limited	21,700	267,599
Tamura Corporation	16,000	44,650
TDK Corporation	22,700	979,198
TE Connectivity Limited	50,409	2,952,959
Tech Data Corporation †	85,500	4,924,800
Teikoky Tsushin Kogyo Company	2,000	3,321
TOKO Incorporated «	14,000	53,238
Topcon Corporation	11,400	168,362
Toyo Corporation	3,700	36,611
TPK Holding Company Limited	58,033	346,689
Trimble Navigation Limited †	160,018	6,104,687
Tripod Technology Corporation	120,261	230,218
Truly International	250,000	135,300
Unimicron Technology Corporation	312,402	220,655

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation †	88,700	$3,063,698
Venture Corporation Limited	49,000	291,839
Vishay Intertechnology Incorporated	289,554	4,094,294
Vishay Precision Group †	200	3,426
Wasion Group Holdings Limited	28,000	16,489
Wintek Corporation †	398,484	132,837
WPG Holdings Company Limited	352,227	418,515
Yageo Corporation	410,900	195,970
Yamatake Corporation	13,400	326,935
Yaskawa Electric Corporation	48,000	713,137
Yokogawa Electric Corporation	41,400	644,777
Yokowo Company Limited	3,200	16,759
Young Fast Optoelectronics Company Limited	13,071	14,366
Young Optics Incorporated	14,000	28,094
Zebra Technologies Corporation Class A †	106,800	7,368,132
Zhen Ding Technology Holding	78,750	193,379

		142,821,305

Internet Software & Services: 2.26%
Access Company Limited †	3,200	22,168
Akamai Technologies Incorporated †	106,148	6,488,827
AOL Incorporated †	174,585	7,643,331
Baidu.com Incorporated ADR †	71,323	12,191,240
Carsales.com Limited	34,330	325,031
CoStar Group Incorporated †	18,200	3,658,928
Daum Communications Corporation †	2,430	159,344
Dena Company Limited «	19,400	419,377
eBay Incorporated †	258,008	15,163,130
Equinix Incorporated †	30,772	5,845,449
Facebook Incorporated Class A †	361,369	24,739,322
GMO internet Incorporated	12,000	135,246
Google Incorporated Class A †	62,542	76,029,182
Gourmet Navigator Incorporated	1,800	69,333
Gree Incorporated «	21,300	235,667
Internet Initiative Japan Incorporated	4,200	79,733
Kakaku.com Incorporated	25,200	419,216
LinkedIn Corporation Class A †	20,887	4,261,783
Mixi Incorporated	400	28,614
NAVER Corporation	7,769	5,945,923
NetEase.com Incorporated ADR	18,804	1,300,673
OpenTable Incorporated †	50,600	4,032,314
Pandora Media Incorporated †	96,788	3,621,807
Rackspace Hosting Incorporated †	68,004	2,500,507
SINA Corporation †	16,564	1,131,818
Telecity Group plc	21,802	240,774
Tencent Holdings Limited	271,900	21,810,020
United Internet AG	13,768	640,719
VeriSign Incorporated †	78,500	4,326,135
Yahoo Japan Corporation	255,200	1,617,412

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Internet Software & Services (continued)
Yahoo! Incorporated †	205,600	$7,950,552
Yandex NV Class A †	51,836	1,943,850

		214,977,425

IT Services: 2.41%
Alliance Data Systems Corporation †	28,880	8,233,977
Amadeus IT Holding SA	39,511	1,737,823
Amdocs Limited	103,794	4,616,757
Atos Origin SA	4,734	460,344
Broadridge Financial Solutions Incorporated	77,513	2,926,891
CACI International Incorporated Class A †	52,000	4,099,160
Cap Gemini SA	14,926	1,168,772
CGI Group Incorporated †	24,400	797,027
Cielo SA	87,436	2,367,922
Cognizant Technology Solutions Corporation Class A †	66,787	6,949,855
Computershare Limited	92,818	983,146
Convergys Corporation	233,477	4,779,274
Digital Garage Incorporated	7,000	124,290
DST Systems Incorporated	19,400	1,823,212
Fidelity National Information Services Incorporated	188,100	10,460,241
Fiserv Incorporated †	156,928	9,109,670
FleetCor Technologies Incorporated †	45,400	5,898,822
Fujitsu Limited †	378,000	2,354,839
Gartner Incorporated †	58,100	4,041,436
Genpact Limited †	70,100	1,169,268
HCL Technologies Limited	54,299	1,380,297
Henry Jack & Associates Incorporated	53,700	3,121,581
Indra Sistemas SA	6,012	110,368
Ines Corporation	2,500	18,448
Infosys Technologies Limited	116,330	7,178,845
Infosys Technologies Limited ADR	2,757	170,024
International Business Machines Corporation	227,346	42,097,659
Iress Market Technology Limited	16,055	132,952
IT Holdings Corporation	15,406	265,067
Itochu Techno-Science Corporation	5,100	236,283
Leidos Holdings Incorporated	45,587	2,035,915
MasterCard Incorporated Class A	225,900	17,556,948
Maximus Incorporated	150,300	7,182,837
Mphasis Limited	22,655	141,767
NEC Fielding Limited	6,200	96,195
NEC Networks & System Integration Corporation	5,800	126,236
Net One Systems Company Limited	12,000	78,884
NeuStar Incorporated Class A †	40,100	1,436,382
Nihon Unisys Limited	9,400	108,160
Nomura Research Institute Limited	23,800	778,756
NS Solutions Corporation	2,600	67,957
NTT Data Corporation	24,800	1,024,703
OBIC Company Limited	11,700	368,463
Otsuka Corporation	3,200	410,966

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

IT Services (continued)
Paychex Incorporated	38,800	$1,620,288
Recall Holdings Limited †	54,476	212,919
Science Applications International Corporation	93,349	3,481,918
SK C&C Company Limited	4,840	657,424
SMS Management & Technology Limited	7,620	27,063
Sumisho Computer Systems	9,400	283,099
Tata Consultancy Services Limited	114,194	4,192,917
Tech Mahindra Limited	22,425	675,590
Teradata Corporation †	101,701	4,670,110
TietoEnator Oyj	8,394	213,187
TKC AS	2,200	40,684
Total System Services Incorporated	103,150	3,141,949
Transcosmos Incorporated	4,400	95,549
Visa Incorporated	113,411	25,624,081
Western Union Company	357,400	5,979,302
Wex Incorporated †	82,558	7,993,266
Wipro Limited	133,741	1,288,751
Wipro Limited ADR «	13,142	181,360
Wirecard AG	9,255	434,211
Xerox Corporation	754,539	8,292,384

		229,334,471

Semiconductors & Semiconductor Equipment: 2.96%
Advanced Micro Devices Incorporated †«	1,388,600	5,151,706
Advanced Semiconductor Engineering Incorporated	1,587,821	1,572,204
Advantest Corporation	33,400	362,651
Aixtron AG †	8,010	134,609
Alicorp	61,000	64,829
Altera Corporation	190,500	6,917,055
Analog Devices Incorporated	197,700	10,047,114
Applied Materials Incorporated	143,900	2,728,344
ARM Holdings plc	132,795	2,245,957
ASM International NV	4,894	189,247
ASM Pacific Technology	31,700	287,159
ASML Holdings NV	43,275	3,766,134
Avago Technologies Limited	160,100	9,878,170
Axell Corporation	1,400	22,629
Cavium Incorporated †	112,961	4,759,047
Chipbond Technology Corporation	155,000	265,001
Cirrus Logic Incorporated †«	127,300	2,450,525
Cree Incorporated †	74,763	4,592,691
CSR plc	15,839	200,913
Cypress Semiconductor Corporation	301,800	2,954,622
Dainippon Screen Manufacturing Company Limited †	45,000	235,236
Dialog Semiconductor plc †	8,213	190,905
Disco Corporation	5,400	363,467
Elan Microelectronics Corporation	82,000	147,231
Epistar Corporation	213,210	501,041
Everlight Electronics Company Limited	83,210	198,838

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International Incorporated †	291,282	$4,101,251
Faraday Technology Corporation	23,527	34,012
Ferrotec Corporation	3,100	18,642
First Solar Incorporated †	46,000	2,625,220
Formosa Sumco Technology Corporation	12,600	13,682
GCL-Poly Energy Holdings Limited †	1,559,000	586,592
Gintech Energy Corporation †	66,008	63,180
Global Unichip Corporation	4,386	11,436
Hermes Microvision Incorporated	13,000	484,850
Hittite Microwave Corporation	68,800	4,057,824
Hynix Semiconductor Incorporated †	146,477	5,317,081
Imagination Technologies Group plc †«	20,088	62,567
Infineon Technologies AG	102,520	1,163,199
Inotera Memories Incorporated †	415,888	352,087
Integrated Device Technology Incorporated †	302,582	3,567,442
Intel Corporation	657,534	16,280,542
International Rectifier Corporation †	158,600	4,274,270
King Yuan Electronics Company Limited	341,063	275,795
Kinsus Interconnect Technology Corporation	53,582	183,040
KLA-Tencor Corporation	106,400	6,931,960
Kontron AG	3,147	24,191
Lam Research Corporation †	106,400	5,504,072
Linear Technology Corporation	149,600	7,007,264
Macronix International †	849,267	187,804
Marvell Technology Group Limited	263,600	4,030,444
Maxim Integrated Products Incorporated	183,700	6,008,827
Media Tek Incorporated	382,531	5,618,400
Megachips Corporation	3,200	39,179
Mellanox Technologies Limited «†	2,821	103,023
Microchip Technology Incorporated	126,500	5,762,075
Micronics Japan Company Limited «	600	42,567
Microsemi Corporation †	206,800	4,768,808
Mimasu Semiconductor Industry Company Limited	600	4,952
Mitsui High-Tec Incorporated	6,300	43,023
Nanya Technology Corporation †	1,805,367	283,634
Novatek Microelectronics Corporation Limited	119,790	549,568
NVIDIA Corporation	375,900	6,909,042
NXP Semiconductor NV †	20,074	1,128,761
ON Semiconductor Corporation †	317,100	2,961,714
Phison Electronics Corporation	34,000	226,682
PMC-Sierra Incorporated †	443,233	3,253,330
Powertech Technology Incorporated	181,914	253,976
PV Crystalox Solar plc	3,180	1,318
Q-Cells AG †	3,594	79
Radiant Opto-Electronics Corporation	114,735	465,787
Realtek Semiconductor Corporation	99,440	295,386
REC Solar ASA †	635	12,537
Renesas Electronics Corporation †«	33,400	241,220
Renewable Energy Corporation ASA †	36,875	27,438
RF Micro Devices Incorporated †	641,323	4,540,567

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Richtek Technology Corporation	29,166	$160,279
Rohm Company Limited	18,900	976,850
Samsung Electronics Company Limited	31,277	39,524,752
Sanken Electric Company Limited	24,000	167,436
Semiconductor Manufacturing International Corporation †	3,332,000	287,665
Semtech Corporation †	148,500	3,705,075
Seoul Semiconductor Company Limited	9,698	417,446
Shindengen Electric Manufacturing Company Limited	9,000	43,864
Shinkawa Limited	2,200	11,414
Shinko Electric Industries	12,800	96,217
Silex Systems Limited †	14,168	26,171
Silicon Laboratories Incorporated †	86,265	4,483,192
Siliconware Precision Industries Company	700,471	883,160
Sino-American Silicon Products Incorporated †	122,000	228,312
Sino-Tech International Holdings Limited †	2,700,000	14,960
Skyworks Solutions Incorporated †	116,900	4,145,274
Soitec SA †«	19,335	60,582
Solarworld AG †«	26	1,589
STMicroelectronics NV	66,138	597,952
Sumco Corporation	21,800	167,083
SunEdison Incorporated †	554,200	10,175,112
Synaptics Incorporated †«	76,300	4,962,552
Taiwan Semiconductor Manufacturing Company Limited	4,772,298	17,011,294
Teradyne Incorporated †	429,208	8,704,338
Texas Instruments Incorporated	144,600	6,501,216
Tokyo Electron Limited	33,600	1,928,773
Tokyo Seimitsu Company Limited	7,800	160,261
Transcend Information Incorporated	68,130	207,776
ULVAC Incorporated †	9,400	192,951
United Microelectronics Corporation	2,665,301	1,082,025
Vanguard International Semiconductor Corporation	191,000	282,106
Veeco Instruments Incorporated †	77,100	3,049,305
VIA Technologies Incorporated †	75,485	64,403
Windbond Electronics Corporation †	630,000	179,863
Xinyi Solar Holdings Limited †	456,149	128,724

		281,557,637

Software: 2.38%
ACI Worldwide Incorporated †	81,900	4,916,457
Activision Blizzard Incorporated	57,100	1,104,885
Ansys Incorporated †	54,945	4,589,006
Aspen Technology Incorporated †	197,502	9,272,719
Asseco Poland SA	17,110	280,772
Autodesk Incorporated †	133,798	7,019,043
AVEVA Group plc	4,997	180,659
CA Incorporated	212,500	7,118,750
Capcom Company Limited	7,500	143,412
Check Point Software Technologies Limited †	13,229	891,899
China Mobile Games ADR †	293	10,891

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Software (continued)
Citrix Systems Incorporated †	110,600	$6,641,530
Colopl Incorporated †«	5,900	169,747
CommVault Systems Incorporated †	95,100	6,550,488
Compuware Corporation	475,200	5,203,440
Concur Technologies Incorporated †	29,320	3,619,554
Dassault Systemes SA	6,243	717,642
DTS Corporation	4,200	82,126
FactSet Research Systems Incorporated «	25,141	2,647,096
Fair Isaac Corporation	69,800	3,750,354
Financial Technologies Limited	3,146	16,915
Fortinet Incorporated †	85,100	1,970,065
Fuji Soft Incorporated	4,700	96,014
Gemalto NV «	6,728	756,863
Guidewire Software Incorporated †	143,744	7,706,116
GungHo Online Entertainment Incorporated «	66,800	411,552
I-Flex Solutions Limited †	4,122	207,108
Informatica Corporation †	67,438	2,802,723
Intuit Incorporated	63,542	4,965,807
Kingdee International Software Group Company Limited †	408,000	148,258
Konami Corporation	20,000	502,309
Micro Focus International plc	14,891	195,372
Micros Systems Incorporated †	47,729	2,649,437
Microsoft Corporation	1,004,871	38,496,608
NCsoft Corporation	3,519	629,629
Neowiz Games Corporation †	3,490	57,867
NetSuite Incorporated †	18,800	2,163,692
Nexon Company Limited	26,600	225,827
NHN Entertainment Corporation †	3,574	332,457
Nice Systems Limited	6,731	275,148
Nintendo Company Limited	21,600	2,664,715
Nippon System Development Company Limited	7,300	94,039
OBIC Business Consultants Limited	1,700	59,885
Open Text Corporation	11,200	571,076
Oracle Corporation (Japan)	5,800	241,358
Progress Software Corporation †	109,200	2,723,448
Qlik Technologies Incorporated †	191,600	5,843,800
Red Hat Incorporated †	112,352	6,627,644
Rovi Corporation †	224,189	5,568,855
Royalblue Group plc	2,334	100,290
Salesforce.com Incorporated †	120,868	7,538,537
SAP AG	84,470	6,823,079
ServiceNow Incorporated †	62,300	4,240,138
Software AG	6,805	271,127
SolarWinds Incorporated †	135,700	6,266,626
Solera Holdings Incorporated	42,860	2,932,481
Splunk Incorporated †	49,900	4,628,225
Square Enix Company Limited «	12,400	281,702
SS&C Technologies Holdings †	127,500	4,931,700
Symantec Corporation	82,300	1,767,804
Take-Two Interactive Software Incorporated †	208,240	4,116,905

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Software (continued)
Tecmo Koei Holdings Company Limited	8,000	$98,418
Temenos Group AG	5,073	179,098
The Sage Group plc	119,600	864,593
TIBCO Software Incorporated †	95,100	2,072,229
TiVo Incorporated †	284,067	3,834,905
Trend Micro Incorporated	20,400	683,541
Tyler Technologies Incorporated †	61,524	5,769,721
Ubisoft Entertainment †	8,390	137,463
Ultimate Software Group Incorporated †	60,600	10,059,600
VMware Incorporated †	21,511	2,066,132
Vodone Limited †	587,400	90,829
Workday Incorporated Class A †	19,200	2,110,464
Xero Limited †	14,012	471,669

		226,252,333

Technology Hardware, Storage & Peripherals: 2.01%
3D Systems Corporation †«	58,900	4,474,044
Acer Incorporated †	625,517	372,651
Advantech Company Limited	61,701	389,984
Apple Incorporated	200,388	105,452,181
ASUSTeK Computer Incorporated	185,601	1,785,685
BenQ Corporation †	171,392	58,266
Blackberry Limited †	42,015	419,277
Brother Industries Limited	49,100	700,533
Canon Incorporated	213,200	6,624,137
Canon Incorporated ADR	7	219
Catcher Technology Company Limited	156,614	1,137,206
Chicony Electronics Company Limited	115,384	301,999
Clevo Company	125,978	237,836
CMC Magnetics Corporation †	511,000	82,811
Compal Electronic Incorporated	929,754	629,083
Coolpad Group Limited	296,000	198,718
Diebold Incorporated	138,836	5,191,078
Eizo Nanao Corporation	3,500	96,055
Elitegroup Computer Systems	27,076	16,443
Foxconn Technology Company Limited	258,846	581,801
Gigabyte Technology Company Limited	100,000	148,525
Hewlett-Packard Company	252,415	7,542,160
HTC Corporation	165,691	743,745
Inventec Company Limited	871,583	919,106
Jess Link Products Company Limited	37,143	43,214
Konica Minolta Holdings Incorporated	102,000	1,035,335
Lenovo Group Limited	1,428,000	1,523,583
Lexmark International Incorporated	138,800	5,849,032
Lite-On Technology Corporation	527,884	776,198
Logitech International SA	18,355	293,221
Melco Holdings Incorporated	2,000	30,461
Micro-Star International Company Limited	112,218	112,040
Mitac Holdings Corporation	183,065	163,742

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NEC Corporation	457,149	$1,540,750
Neopost SA «	3,201	294,306
NetApp Incorporated	78,581	3,175,458
Pegatron Corporation	375,150	503,948
Quanta Computer Incorporated	713,766	1,755,085
Ricoh Company Limited	138,465	1,737,445
Riso Kagaku Corporation	3,700	81,439
Ritek Corporation †	272,159	47,339
SanDisk Corporation	134,000	9,956,200
Seagate Technology plc	214,007	11,169,025
Seiko Epson Corporation	26,800	805,817
Toshiba TEC Corporation	25,000	164,587
TPV Technology Limited	122,000	26,096
Wacom Company Limited	32,000	195,264
Western Digital Corporation	136,500	11,874,135
Wincor Nixdorf AG	2,644	211,927
Wistron Corporation	522,548	434,623

		191,903,813

Materials: 5.67%

Chemicals: 2.63%
Achilles Corporation	37,000	52,717
Adeka Corporation	19,600	215,317
Agrium Incorporated	14,300	1,317,129
Air Liquide SA	29,584	4,073,680
Air Products & Chemicals Incorporated	27,800	3,372,696
Air Water Incorporated	36,000	533,084
Airgas Incorporated	41,205	4,441,899
Akzo Nobel NV	23,471	1,944,146
Alent plc	23,880	123,964
Alexandria Mineral Oils Company	1,424	14,214
Arkema SA	5,927	644,666
Asahi Kasei Corporation	243,000	1,726,334
Asahi Organic Chemicals Industry Company Limited	3,000	7,016
Asian Paints Limited	59,910	457,203
BASF SE	83,164	9,575,890
Batu Kawan Bhd	35,500	212,144
C Uyemura & Company Limited	1,300	61,826
Cabot Corporation	134,700	7,292,658
Castrol India Limited	27,072	125,663
Celanese Corporation Class A	102,400	5,467,136
Cheil Industries Incorporated	10,629	686,031
Chemtura Corporation †	204,863	5,070,359
China BlueChemical Limited	380,000	221,814
China Petrochemical Development Corporation	458,261	199,652
China Steel Chemical Corporation	35,000	202,159
Christian Hansen Holding AS	8,826	366,165
Chugoku Marine Paints Limited	12,000	69,569
Ciech SA †	645	7,222

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Chemicals (continued)
Clariant AG	25,999	$532,691
Coromandel International Limited	25,974	86,329
Croda International plc	12,671	539,155
Cytec Industries Incorporated	75,275	7,126,284
Daicel Chemical Industries Limited	64,000	552,147
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	65,442
Dainippon Ink & Chemicals Incorporated	166,000	455,085
Daiso Company Limited	20,000	67,014
DC Chemical Company Limited †	4,822	935,039
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	354,368
Dow Chemical Company	160,344	7,810,356
DuluxGroup Limited	59,618	285,685
E.I. du Pont de Nemours & Company	122,391	8,153,688
Earth Chemical Company Limited	2,900	102,442
Ecolab Incorporated	59,138	6,372,120
EMS-Chemie Holdings AG	754	290,626
Eternal Chemical Company Limited	140,817	143,847
Filtrona plc	22,982	342,512
FMC Corporation	79,026	6,099,227
Formosa Chemicals & Fibre Corporation	869,495	2,212,623
Formosa Plastics Corporation	1,253,709	3,186,203
Frutarom Industries Limited	1,818	46,330
Fufeng Group Limited	79,200	31,433
Fujimi Incorporated	3,600	40,397
Givaudan SA	717	1,125,026
Hanwha Chem Corporation	19,613	385,830
Hanwha Corporation (Korea)	11,460	386,473
Hitachi Chemical Company Limited	19,400	270,689
Honam Petrochemical Corporation	3,390	644,656
Huabao International Holdings Limited	412,000	197,491
Huntsman Corporation	123,800	3,015,768
Hyosung Corporation	5,120	349,167
Incitec Pivot Limited	292,075	818,388
Indorama Ventures PCL	398,233	253,893
Ishihara Sangyo Kaisha Limited †	110,000	115,653
Israel Chemicals Limited	39,013	329,913
Johnson Matthey plc	19,624	1,071,939
JSR Corporation	36,800	630,268
K&S AG	16,172	546,783
KANEKA Corporation	60,000	391,471
Kansai Paint Company Limited	52,000	674,462
Kanto Denka Kogyo Company Limited †	6,000	16,272
Kemira Oyj	9,572	148,241
Kolon Industries Incorporated	3,691	184,636
Koninklijke DSM NV	18,249	1,166,129
Korea Kumho Petrochemical Company	2,618	217,778
Kuraray Company Limited	67,000	749,199
Kureha Corporation	28,000	133,988
LANXESS AG	8,492	630,383
Lee Chang Yung Chemical Industry Corporation	130,692	163,699

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Chemicals (continued)
LG Chem Limited	11,338	$2,703,064
Linde AG	17,717	3,671,885
Lintec Corporation	9,300	180,481
LyondellBasell Industries NV Class A	56,000	4,932,480
Methanex Corporation «	12,000	840,965
Mexichem SAB de CV	177,979	578,466
Minerals Technologies Incorporated	69,684	3,728,094
Mitsubishi Chemical Holdings Corporation	264,500	1,192,940
Mitsubishi Gas Chemical Company Incorporated	85,000	542,056
Mitsui Chemicals Incorporated	193,000	498,762
Monsanto Company	114,608	12,609,172
Nan Ya Plastics Corporation	1,369,125	2,932,742
NewMarket Corporation	24,758	9,152,290
Nihon Nohyaku Company Limited	10,000	135,403
Nihon Parkerizing Company Limited	13,000	280,387
Nippon Chemical Industrial Company Limited †	4,000	5,581
Nippon Kayaku Company Limited	35,000	455,340
Nippon Paint Company Limited	43,000	658,288
Nippon Shokubai Company Limited	32,000	388,641
Nippon Soda Company Limited	28,000	149,946
Nippon Synthetic Chemical Industry Company Limited	7,000	57,365
Nippon Valqua Industries Limited	4,000	11,045
Nissan Chemical Industries Limited	33,000	491,903
Nitto Denko Corporation	29,000	1,354,967
NOF Corporation	39,000	265,953
Novozymes AS Class B «	23,343	1,085,872
Nufarm Limited	40,685	141,590
Nuplex Industries Limited	34,891	98,581
OCI Materials Company Limited	682	21,402
Okamoto Industries Incorporated	14,000	47,460
Olin Corporation «	176,000	4,609,440
Orica Limited	65,242	1,405,399
Oriental Union Chemical Corporation	186,626	188,794
Petkim Petrokimya Holding SA †	82,074	92,091
Petronas Chemicals Group Bhd	416,600	858,248
PolyOne Corporation	204,400	7,665,000
Potash Corporation of Saskatchewan	82,800	2,736,819
PPG Industries Incorporated	31,700	6,270,894
Praxair Incorporated	64,202	8,370,015
PTT Global Chemical pcl	356,623	819,823
RPM International Incorporated	91,018	3,810,013
Sakai Chemical Industry Company Limited	33,000	101,494
Samsung Fine Chemicals Company	4,271	165,239
Sanyo Chemical Industries Limited	13,000	87,501
Scotts Miracle-Gro Company	95,292	5,442,126
Sensient Technologies Corporation	112,190	5,882,122
Sherwin-Williams Company	19,700	3,949,456
Shikoku Chemicals Corporation	9,000	67,034
Shin-Etsu Chemical Company Limited	74,400	4,209,445
Shin-Etsu Polymer Company Limited	3,100	11,210

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Chemicals (continued)
Showa Denko KK	267,000	$385,664
Sidi Kerir Petrochemcials Company	9,866	27,724
Sigma-Aldrich Corporation	70,944	6,697,823
Sika AG	92	339,338
Sinochem Hong Kong Holding Limited	212,000	32,235
SK Chemicals Company Limited	3,812	222,114
SK Kaken Company Limited	2,000	130,883
SKC Company Limited	4,380	125,143
Solvay SA	6,042	937,391
Stella Chemifa Corporation	600	8,201
Sumida Electric	3,100	100,064
Sumitomo Bakelite Company Limited	36,000	135,836
Sumitomo Chemical Company Limited	290,000	1,185,418
Symrise AG	9,598	471,501
Syngenta AG	8,855	3,221,831
Synthos SA	150,781	267,639
T. HASEGAWA Company Limited	4,600	66,354
Taekwang Industrial Company Limited	176	229,006
Taiwan Fertilizer Company Limited	147,000	315,367
Taiyo Nippon Sanso Corporation	61,000	456,736
Takasago International Corporation	13,000	77,665
Tata Chemicals Limited	12,736	55,039
Teijin Limited	177,000	424,369
Tenma Corporation	1,000	12,636
Tessenderlo Chemie NV	1,000	28,200
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited †	200	106,122
Tikkurila Oyj	1,325	35,023
Toagosei Company Limited	51,000	212,479
Tokai Carbon Company Limited	40,000	121,450
Tokuyama Corporation	66,000	239,953
Tokyo Ohka Kogyo Company Limited	9,000	188,454
Toray Industries Incorporated	297,000	2,045,760
Tosoh Corporation	116,000	447,951
Toyo Ink Manufacturing Company Limited	45,000	205,611
Toyobo Company Limited	171,000	295,726
TSRC Corporation	170,830	246,113
UBE Industries Limited Japan	191,000	364,096
Umicore SA	12,219	600,763
United Phosphorus Limited	60,189	177,518
Uralkali Sponsored GDR	89,041	2,035,495
USI Corporation	140,300	94,929
Valspar Corporation	50,300	3,759,925
Victrex plc	9,279	297,090
W.R. Grace & Company †	45,635	4,624,651
Wacker Chemie AG	1,172	158,293
Westlake Chemical Corporation	12,500	1,666,625
Yara International ASA	16,864	683,888
Yingde Gases Group Company	281,000	251,651
Yushiro Chemical Industry Company Limited	600	5,972

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Chemicals (continued)
Zeon Corporation	41,000	$398,841

		250,105,431

Construction Materials: 0.49%
Adelaide Brighton Limited	79,668	297,163
Ambuja Cements Limited	128,437	348,135
Anhui Conch Cement Company Limited	294,000	1,072,115
Asia Cement Corporation	534,371	675,504
Associated Cement Companies Limited	9,386	167,322
Boral Limited	149,089	741,030
Brickworks Limited	11,048	142,951
Buzzi Unicem SpA	3,462	72,157
Cemex SAB de CV †	2,743,917	3,600,411
China National Building Material Company Limited	680,000	648,408
China Resources Cement Holdings Limited	336,369	248,791
Ciments Francais SA	116	10,327
CRH plc	72,398	2,143,520
CSR Limited	81,856	226,437
Eagle Materials Incorporated	107,500	9,503,000
Fletcher Building Limited - Australia Exchange	8,657	68,135
Fletcher Building Limited - New Zealand Exchange	120,402	950,902
Goldsun Development & Construction Company Limited	424,675	171,703
Grasim Industries Limited	1,616	66,246
Grasim Industries Limited GDR	2,371	97,197
Heidelbergcement AG	13,467	1,110,106
Holcim Limited	21,927	1,780,088
Imerys SA	3,080	286,964
India Cements Limited	26,354	23,620
Italcementi SpA	3,427	39,663
Italcementi SpA RSP	2,435	14,963
Italmobiliare SpA †	261	6,423
James Hardie Industries NV	75,959	982,839
Lafarge Malayan Cement Bhd	55,470	147,965
Lafarge SA	17,831	1,340,623
Martin Marietta Materials Incorporated «	28,789	3,511,682
Nuh Cimento Sanayi AS	7,805	32,841
PPC Limited	145,890	398,316
PT Indocement Tunggal Prakarsa Tbk	408,500	789,975
PT Semen Gresik Persero Tbk	663,500	857,309
RHI AG	2,303	76,403
SA Des Ciments Vicat	887	72,358
Shree Cement Limited	2,671	202,049
Siam Cement PCL - Foreign Registration	31,300	408,699
Siam Cement PCL - Non-voting	36,100	475,801
Siam City Cement PCL	10,000	108,199
Suez Cement Company	4,510	21,576
Sumitomo Osaka Cement Company Limited	74,000	285,035
Taiheiyo Cement Corporation	234,000	823,150
Taiwan Cement Corporation	832,746	1,327,534

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Construction Materials (continued)
TCC International Holdings Limited	121,000	$60,340
Texas Industries Incorporated †«	46,612	3,957,359
Titan Cement Company SA †	5,264	170,022
Ultra Tech Cement Limited	13,699	406,505
Ultratech Cement Limited GDR	1,352	40,119
Vulcan Materials Company	81,000	5,502,330

		46,512,310

Containers & Packaging: 0.39%
Amcor Limited	238,838	2,154,714
AMVIG Holdings Limited	144,000	58,449
AptarGroup Incorporated	142,582	9,434,651
Avery Dennison Corporation	63,900	3,183,498
Bemis Company Incorporated	66,014	2,593,030
Cascades Incorporated	2,512	16,447
CCL Industries Incorporated	1,924	157,788
DS Smith plc	99,241	586,464
FP Corporation	3,300	186,774
Fuji Seal International Incorporated	4,300	150,418
Goodpack Limited	41,000	59,512
Huhtamaki Oyj	10,786	311,158
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	78,144
MeadWestvaco Corporation	112,700	4,218,361
Nampak Limited	117,445	403,544
Nihon Yamamura Glass Company Limited	9,000	15,034
Orora Limited	238,838	272,803
Owens-Illinois Incorporated †	106,400	3,609,088
Qualipak International Holdings Limited †	7,681	821
Rengo Company Limited	50,000	288,887
Rexam plc	75,461	623,856
Rock-Tenn Company Class A	45,100	5,034,062
Smurfit Kappa Group plc	16,584	462,167
Sonoco Products Company	64,839	2,721,941
Toyo Seikan Kaisha Limited	32,700	571,294

		37,192,905

Metals & Mining: 1.93%
Acerinox SA	7,510	109,466
African Minerals Limited †	22,055	54,844
African Rainbow Minerals Limited	22,497	457,534
Agnico Eagle Mines Limited «	16,422	526,934
Aichi Steel Corporation	18,000	72,340
Alacer Gold Corporation	17,005	45,918
Alamos Gold Incorporated	9,312	89,226
Alcoa Incorporated	686,100	8,054,814
Alkane Resources Limited †	26,657	9,515
Allegheny Technologies Incorporated	69,700	2,215,066
Alumina Limited †	454,301	518,906

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Metals & Mining (continued)
Anglo American Platinum Limited †	11,072	$472,462
Anglo American plc	133,132	3,413,155
Anglogold Ashanti Limited	103,958	1,839,593
Antofagasta plc	33,519	505,444
APERAM †	2,997	67,409
Aquarius Platinum Limited †	50,501	32,221
Aquila Resources Limited †	23,944	56,621
ArcelorMittal	92,503	1,463,873
Arrium Limited	214,411	295,604
Asahi Holdings Incorporated	8,000	134,735
Assore Limited	7,325	294,748
Atlas Iron Limited	163,678	148,249
AuRico Gold Incorporated	30,195	148,889
B2Gold Corporation †	55,517	160,439
Barrick Gold Corporation «	93,600	1,906,995
Beadell Resources Limited †	130,759	88,679
Bekaert SA	3,186	123,947
BHP Billiton Limited	601,665	20,606,051
BHP Billiton plc	191,237	6,175,753
Bhushan Steel Limited	8,325	60,886
BlueScope Steel Limited †	113,681	623,876
Boliden AB	25,134	398,669
Bradespar SA	4,300	33,010
CAP SA	15,197	236,259
Carpenter Technology Corporation	115,300	6,819,995
Centamin plc †	66,898	61,613
Centerra Gold Incorporated	13,776	61,708
China Hongqiao Group Limited	208,500	129,766
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	278,043	38,336
China Steel Corporation	3,118,969	2,645,637
China Zhongwang Holdings Limited †	294,000	87,891
Chubu Steel Plate Company Limited	2,600	10,986
Chung Hung Steel Corporation †	110,954	29,736
Cia Minera Milpo SA †	72,475	53,877
Cia Siderurgica Nacional SA	168,978	737,241
Cia Vale do Rio Doce	340,046	4,785,806
Cliffs Natural Resources Incorporated «	98,816	1,979,284
Coeur D’alene Mines Corporation †	225,900	2,484,900
Commercial Metals Company	255,734	4,948,453
Compania de Minas Buenaventura SA ADR	39,492	497,599
Compass Minerals International Incorporated	73,309	6,256,923
Cudeco Limited †«	27,003	43,855
Daido Steel Company Limited	74,000	339,570
Delong Holdings Limited †	7,000	2,871
Detour Gold Corporation †	15,148	131,603
Dominion Diamond Corporation †	10,250	146,257
Dongkuk Steel Mill Company Limited	4,963	56,023
Dowa Mining Company Limited	56,000	463,870
Eastern Platinum Limited †	32,617	2,651

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Metals & Mining (continued)
El Ezz Aldekhela Steel Alexandria	164	$17,236
El Ezz Steel Company †	15,612	40,596
Eldorado Gold Corporation	67,207	446,104
Energy Fuels Incorporated †	1,133	12,176
Eramet	866	85,144
Eregli Demir Ve Celik Fabrikalari Tas	398,233	436,025
Evraz plc †	86,850	101,877
Feng Hsin Iron & Steel Company	115,690	193,593
First Majestic Silver Corporation †	10,800	118,992
First Quantum Minerals Limited	56,722	1,100,324
Fortescue Metals Group Limited	298,496	1,449,014
Fosun International	246,500	306,515
Franco-Nevada Corporation	13,507	690,293
Freeport-McMoRan Copper & Gold Incorporated Class B	135,100	4,406,962
Fresnillo plc	15,690	249,994
G-Resources Group Limited †	6,447,000	194,393
Gabriel Resources Limited †	32,774	35,518
Gerdau SA	32,565	162,495
Gindalbie Metals Limited †	94,123	7,979
Glencore International plc	1,001,463	5,520,687
Godo Steel Limited	26,000	42,920
Gold Fields Limited	165,151	627,430
Goldcorp Incorporated	77,180	2,075,001
Golden Star Resources Limited †	13,559	9,919
Grupo Mexico SAB de CV	563,256	1,724,502
Harmony Gold Mining Company Limited	76,921	248,159
Hindalco Industries Limited	159,435	270,998
Hindalco Industries Limited GDR 144A	47,917	81,445
Hindustan Zinc Limited	43,032	80,989
Hitachi Metals Limited	36,000	537,329
Hudbay Minerals Incorporated	14,987	123,707
Hyundai Hysco Company Limited	2,309	92,684
Hyundai Steel Company	16,472	1,049,270
IAMGOLD Corporation	35,249	130,835
Iluka Resources Limited	79,595	666,939
Impala Platinum Holdings Limited	122,990	1,302,056
Independence Group NL	42,669	157,253
Indophil Resources NL †	152,574	21,784
Industrias Penoles SAB de CV	28,068	677,996
Intrepid Mines Limited †	100,257	23,261
JFE Holdings Incorporated	105,292	2,141,637
Jiangxi Copper Company Limited	314,000	544,606
Jindal Steel & Power Limited	77,705	300,076
JSW Steel Limited	25,023	353,645
Kazakhmys plc	16,983	86,852
KGHM Polska Miedz SA	30,789	1,194,152
Kingsgate Consolidated Limited	18,586	20,234
Kinross Gold Corporation	113,307	591,452
Kobe Steel Limited †	510,000	696,571
Korea Zinc Company Limited	3,251	1,038,493

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Metals & Mining (continued)
Koza Altin Isletmeleri AS	13,742	$117,820
Kumba Iron Ore Limited «	16,043	663,874
Kyoei Steel Limited	5,200	98,206
Labrador Iron Ore Royalty Company «	2,785	80,937
Lake Shore Gold Corporation †	38,384	31,545
Lonmin plc †	59,315	299,369
Lundin Mining Corporation †	45,155	214,907
Lynas Corporation Limited †«	320,009	87,096
Major Drilling Group International	4,509	36,079
Maruichi Steel Tube Limited	15,900	444,175
Mechel ADR †«	11,200	21,280
Medusa Mining Limited †	33,903	65,650
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †	33,385	3,166
Midas Holdings Limited	65,000	23,843
Mincor Resources NL	16,028	7,652
Minera Frisco SAB de CV †	130,377	223,673
Mineral Deposit Limited †	6,406	13,548
Mining & Metallurgical Company Norilsk Nickel ADR	187,999	3,192,223
Minmetals Resources Limited †	288,000	48,986
Mirabela Nickel Limited †(a)	50,990	0
Mitsubishi Materials Corporation	231,000	724,074
Mitsubishi Steel Manufacturing Company Limited	27,000	62,346
Mitsui Mining & Smelting Company Limited	112,000	293,839
Mittal Steel South Africa Limited †	48,291	180,370
Molycorp Incorporated †«	98,300	513,126
Mongolian Mining Corporation †	163,500	19,804
Mount Gibson Iron Limited	110,917	84,625
Murchison Metals Limited †	36,942	1,418
Mytilineos Holdings SA †	1,209	11,715
Nakayama Steel Works Limited †	14,000	11,280
Nakornthai Strip Mill plc †	5,418,300	9,965
National Aluminum Company Limited	36,556	19,346
Neturen Company Limited	6,900	47,257
Nevsun Resources Limited	18,400	71,287
New Gold Incorporated †	45,386	277,489
Newcrest Mining Limited	147,150	1,489,047
Newmont Mining Corporation	60,364	1,404,067
Nippon Denko Company Limited	10,000	28,103
Nippon Light Metal Holdings Company Limited	103,200	141,967
Nippon Steel Corporation	1,766,000	5,153,798
Nippon Yakin Kogyo Company Limited †	12,500	33,900
Nisshin Steel Holdings Company Limited	17,264	169,977
Nittetsu Mining Company Limited	12,000	49,523
NMDC Limited	71,719	147,534
Norddeutsche Affinerie AG «	3,804	211,759
Norsk Hydro ASA	97,893	484,409
Northern Dynasty Minerals †	2,200	2,325
NovaCopper Incorporated †	2,136	2,623
NovaGold Resources Incorporated †	12,820	47,353

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Metals & Mining (continued)
Novolipet Steel GDR Register Shares	18,613	$250,345
Nucor Corporation	38,100	1,914,144
Nyrstar «	7,466	30,298
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	12,173
Osisko Mining Corporation †	39,159	249,319
Outokumpu Oyj †«	41,744	24,644
OZ Minerals Limited	56,980	190,673
Pacific Metals Company Limited	27,000	90,203
Pan American Silver Corporation	16,145	227,748
Pan Australian Resources Limited	80,492	126,775
Perseus Mining Limited †	78,037	29,944
Petropavlovsk plc	9,120	14,203
Philex Mining Corporation †	467,724	91,166
Pilot Gold Incorporated †	4,936	6,820
Polymetal International plc	38,178	405,003
Polyus Gold International Limited	110,465	362,097
POSCO	20,114	5,351,172
PT Aneka Tambang Tbk	756,174	67,742
PT International Nickel Indonesia Tbk	380,928	78,423
Randgold Resources Limited	8,613	684,655
Rautaruukki Oyj	4,052	47,484
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	181,043
Reliance Steel & Aluminum Company	49,200	3,408,576
Resolute Mining Limited †	139,174	75,136
Rio Alto Mining Limited †	15,465	32,961
Rio Tinto Limited	83,169	4,960,586
Rio Tinto plc	111,153	6,388,959
Royal Gold Incorporated	38,585	2,651,175
Sally Malay Mining Limited	21,272	7,023
Salzgitter AG	2,771	117,135
Sandfire Resources NL †	24,651	131,764
Sanyo Special Steel Company Limited	26,000	106,790
Seabridge Gold Incorporated †	2,100	18,491
Semafo Incorporated	21,405	86,022
Sesa Sterlite Limited	301,698	864,741
Severstal GDR Register Shares	16,087	133,361
Sherritt International Corporation	27,940	77,212
Sibanye Gold Limited	153,032	308,103
Silver Standard Resources Incorporated †	5,023	51,759
Silver Wheaton Corporation	32,641	832,754
Silvercorp Metals Incorporated	13,691	35,362
Sims Group Limited †	28,188	245,499
Sociedad Minera Cerro Verde SA †	3,244	74,061
Sociedad Minera El Brocal SA	3,920	13,380
Southern Copper Corporation «	19,708	601,291
SSAB Svenskt Stal AB Class A	20,546	162,147
SSAB Svenskt Stal AB Class B	4,150	29,224
St. Barbara Limited †	67,401	21,051

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Metals & Mining (continued)
Steel Authority of India Limited	105,948	$95,213
Steel Dynamics Incorporated	142,500	2,485,200
Straits Resources Limited †	76,749	411
Sumitomo Metal Mining Company Limited	101,000	1,319,937
Sumitomo Titanium Corporation	3,700	55,880
Sundance Resources Limited Australia †	558,512	48,842
Talvivaara Mining Company plc †«	152,775	12,653
Taseko Mines Limited †	8,732	17,901
Tata Steel Limited	48,920	271,357
Teck Cominco Incorporated Limited	45,708	1,016,697
Teranga Gold Corporation †	13,496	13,609
Thompson Creek Metals Company Incorporated †«	6,878	18,386
Thyssenkrupp AG †	36,326	990,782
Toho Titanium Company Limited	7,700	46,985
Toho Zinc Company Limited	26,000	86,607
Tokyo Rope Manufacturing Company Limited †	29,000	46,163
Tokyo Steel Manufacturing Company Limited †	16,100	81,789
Ton Yi Industrial Corporation	243,350	250,996
Topy Industries Limited	36,000	61,551
Trans Hex Group Limited †	3,465	1,255
Tung Ho Steel Enterprise Corporation	217,962	186,323
Turquoise Hill Resources Limited †	57,728	220,527
Tycoons Worldwide Groups Thailand PCL †	54,500	4,611
UACJ Corporation	44,000	168,183
United States Steel Corporation «	93,400	2,262,148
Usinas Siderurgicas de Minas Gerais SA †	68,888	272,643
Vedanta Resources plc	10,041	142,080
Viohalco SA †	1,430	9,218
Voestalpine AG	9,874	445,058
Volcan Cia Minera S.A.A.	663,386	279,770
Western Areas NL	21,053	61,620
Worthington Industries Incorporated	120,219	4,791,929
Yamana Gold Incorporated	67,881	679,239
Yamato Kogyo Company Limited	10,800	325,793
Yieh Phui Enterprise †	464,728	144,643
Yodogawa Steel Works Limited	31,000	129,154
Young Poong Corporation	239	273,143
Zhaojin Mining Industry Company Limited	187,500	123,944
Zhidao International Holding †	102,000	3,549
Zijin Mining Group Company Limited Class H	1,339,000	291,591
ZPH Stalprodukt SA	474	31,453

		183,754,518

Paper & Forest Products: 0.23%
Ahlstrom Oyj	1,791	18,294
Canfor Corporation †	8,208	217,709
China Sandi Holdings Limited †	181,900	12,657
Chuetsu Pulp & Paper Company Limited	4,000	8,175
Compania Manufacturera De Papeles y Cartones SA	293,519	701,543

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Paper & Forest Products (continued)
Daiken Corporation	18,000	$45,455
Daio Paper Corporation	22,000	225,253
Domtar Corporation	71,100	7,876,458
Fibria Celulose SA †	50,315	532,173
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	134,499
Holmen AB Class B	6,246	233,994
International Paper Company	52,700	2,576,503
Lee & Man Paper Manufacturing Limited	337,000	201,491
Mitsubishi Paper Mills Limited †	65,000	58,760
Mondi plc	33,273	610,662
Munksjo Oyj †	921	7,602
Nine Dragons Paper Holdings Limited	352,000	269,424
Nippon Paper Industries Company Limited	22,300	440,653
OJI Paper Company Limited	192,000	918,778
Resolute Forest Products Incorporated †	211,415	4,331,893
Sappi Limited †	97,580	312,180
Shihlin Paper Corporation †	26,000	40,719
Stora Enso Oyj	69,844	795,829
Tokushu Tokai Holdings Company Limited	24,000	49,995
UPM-Kymmene Oyj	55,974	1,016,754
West Fraser Timber Company Limited	6,150	311,249
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	207,495

		22,156,197

Telecommunication Services: 2.35%

Diversified Telecommunication Services: 1.26%
AT&T Incorporated	696,898	22,251,953
BCE Incorporated «	24,500	1,068,681
Belgacom SA	15,466	466,555
Bell Aliant Incorporated «	11,577	279,571
Bezeq Israeli Telecommunication Corporation Limited	178,458	289,394
BT Group plc	688,824	4,726,924
Cable & Wireless Communication plc	241,619	220,711
CenturyLink Incorporated	74,771	2,337,341
China Communications Services Corporation Limited	512,000	240,808
China Telecom Corporation Limited	3,276,000	1,418,374
China Unicom Limited	1,001,688	1,334,629
Chorus Limited	60,850	77,800
Chunghwa Telecom Company Limited	985,602	2,992,784
Citic 1616 Holdings Limited	481	175
Colt Telecom Group SA †	85,344	195,505
Deutsche Telekom AG	279,410	4,741,809
Elisa Oyj	17,138	479,735
France Telecom SA	201,914	2,527,548
Frontier Communications Corporation «	640,141	3,123,888
Hellenic Telecommunications Organization SA †	21,810	382,325
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	360,478	382,748
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	71,222

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Iliad SA	1,823	$444,628
Inmarsat plc	40,614	472,331
KT Corporation	30,161	857,505
Level 3 Communications Incorporated †	99,844	3,676,256
LG Telecom Limited	51,939	508,443
Magyar Telekom plc	48,339	72,116
Mahanagar Telephone Nigam Limited †	8,074	1,837
Manitoba Telecom Services Incorporated	5,945	163,376
Netia SA †	62,583	101,742
Nippon Telegraph & Telephone Corporation	76,600	4,291,015
Oi SA ADR	58,305	99,962
Orange Sponsored ADR	11,264	140,012
PCCW Limited	793,000	377,057
Portugal Telecom SGPS SA «	69,503	311,885
PT Telekomunikasi Indonesia Tbk	11,182,500	2,239,582
PT Xl Axiata Tbk	521,500	208,888
Rostelecom Sponsored ADR «	10,362	171,279
Royal KPN NV †	274,617	979,854
Shin Satellite PCL	188,600	237,015
Singapore Telecommunications Limited	1,395,100	3,961,945
SK Broadband Company Limited †	33,822	148,595
Swisscom AG	2,129	1,261,181
TalkTalk Telecom Group plc	57,843	306,565
Tata Communications Limited	3,567	15,944
TDC AS	45,035	447,310
Telecom Argentina SA ADR «	2,951	49,960
Telecom Corporation of New Zealand Limited	184,417	386,538
Telecom Egypt Company	36,313	79,453
Telecom Italia SpA	885,010	1,005,971
Telecom Italia SpA RSP	592,709	519,504
Telecom Malaysia Bhd	396,800	686,664
Telefonica Brasil SA	6,724	108,398
Telefonica SA	366,744	5,624,069
Telekom Austria AG	23,473	228,581
Telekomunikacja Polska SA	132,850	445,618
Telenor ASA	70,077	1,548,186
Teliasonera AB	206,312	1,589,899
Telstra Corporation Limited	764,081	3,443,228
Telus Corporation †	19,486	690,360
Time Warner Telecom Incorporated †	90,771	2,778,500
Tiscali SpA †	588	59
True Corporation PCL †	489,562	109,542
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	315,566
Verizon Communications Incorporated	378,524	18,010,172
Verizon Communications Incorporated – London Exchanges	113,114	5,363,856
Vivendi SA	113,848	3,255,247
Windstream Holdings Incorporated «	380,335	3,050,287

		120,396,461

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Wireless Telecommunication Services: 1.09%
Advanced Info Service PCL - Foreign Register	241,600	$1,562,532
America Movil SAB de CV Class A (a)	22,794	22,174
America Movil SAB de CV Class L	12,095,236	11,693,224
Bharti Airtel Limited	266,511	1,236,666
Cellcom Israel Limited	6,225	78,641
China Mobile Limited	1,364,500	12,967,106
Digi.com Bhd	598,500	940,722
Empresa Nacional de Telecomunicaciones SA	22,604	260,829
Far Eastone Telecommunications Company Limited	361,722	733,043
Freenet AG	9,566	323,431
Global Telecom Holding †	313,006	223,491
Globe Telecom Incorporated	8,330	317,262
Idea Cellular Limited	166,212	345,672
KDDI Corporation	101,700	6,196,735
Maxis Bhd	514,200	1,093,842
MegaFon OAO GDR	22,517	652,993
Millicom International Cellular SA	6,159	642,158
Mobile Telesystems OJSC ADR	125,100	2,154,222
Mobilone Limited	94,400	253,193
Mobistar SA	1,938	32,020
MTN Group Limited	408,128	7,462,717
NTT DoCoMo Incorporated	254,700	4,257,096
Okinawa Cellular Telephone Company	2,400	63,909
Orascom Telecom Media & Technology Holding SAE	313,006	61,156
Partner Communications Company Limited †	5,768	53,159
Philippine Long Distance Telephone Company	18,540	1,119,835
PT Indonesian Satellite Corporation Tbk	241,500	83,523
Reliance Communications Limited	99,697	180,638
Reliance Communications Limited GDR 144A	32,828	59,481
Rogers Communications Incorporated «	35,000	1,352,840
SBA Communications Corporation Class A †	76,113	7,243,674
Shin Corporation PCL	137,100	307,818
Sistema JSFC Sponsored GDR	37,703	933,149
Sistema JSFC Sponsored GDR – London Exchanges	9,273	229,507
SK Telecom Company Limited	10,256	2,080,022
SmarTone Telecommunications Holding Limited	52,289	61,583
SoftBank Corporation	178,545	13,452,718
Sprint Corporation †	113,174	989,141
StarHub Limited	109,000	359,421
Taiwan Mobile Company Limited	434,202	1,305,558
Tata Teleservices Maharashtra Limited †	30,393	3,629
Tele2 AB Class B	29,579	366,990
Telephone & Data Systems Incorporated	221,659	5,051,609
Tim Participacoes SA	177,415	867,118
TM International SDN Bhd	889,150	1,777,486
Total Access Group Incorporated	81,100	251,068
Turkcell Iletisim Hizmetleri AS †	179,299	934,521
VimpelCom Limited ADR	49,963	507,624
Vodacom Group Proprietary Limited «	70,753	785,703
Vodafone Group plc	2,345,939	9,781,702

		103,714,351

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name	Shares	Value

Utilities: 3.82%

Electric Utilities: 1.63%
Acciona SA	2,541	$202,549
ALLETE Incorporated	80,232	4,052,518
American Electric Power Company Incorporated	57,998	2,911,500
Atel Holding AG	575	81,853
Centrais Electricas Brasileiras SA	79,100	168,675
CESC Limited	11,882	92,892
CEZ AS	37,756	1,018,546
Cheung Kong Infrastructure Holdings Limited	104,000	678,096
Chubu Electric Power Company Incorporated	133,400	1,646,363
Cleco Corporation	132,626	6,555,703
CLP Holdings Limited	370,000	2,886,844
Companhia Energetica de Minas Gerais	22,649	130,692
Companhia General de Electricidad SA	82,344	411,006
Contact Energy Limited	63,825	286,283
CPFL Energia SA	47,500	340,335
Duke Energy Corporation	93,550	6,630,824
E.CL SA	106,611	141,331
Edison International	39,968	2,093,124
El Paso Electric Company	92,100	3,246,525
Electricite de France SA	26,434	1,051,369
Emera Incorporated «	12,523	366,880
Empresa Electrica Pehuenche SA	6,772	36,647
ENBW Energie Baden-Wuerttemberg AG «	2,364	86,389
Endesa SA	7,520	247,352
Enea SA	23,564	113,362
Enel SpA	620,103	3,184,054
Energias de Portugal SA	245,535	1,064,184
Enersis SA	4,350,024	1,248,267
Entergy Corporation	114,339	7,297,115
EVN AG	581	8,978
Exelon Corporation	113,371	3,447,612
Federal Hydrogenerating Company ADR	385,720	597,866
FirstEnergy Corporation	50,146	1,543,494
Fortis Incorporated (Canada) «	18,274	505,493
Fortum Oyj	40,768	965,629
Great Plains Energy Incorporated	108,346	2,846,249
Hawaiian Electric Industries Incorporated «	218,484	5,551,678
Hokkaido Electric Power Company Incorporated †	37,200	379,055
Hokuriku Electric Power Company	36,400	467,474
Iberdrola SA	491,465	3,267,705
IDACORP Incorporated	110,163	6,190,059
Infratil Limited	115,574	213,174
ITC Holdings Corporation	32,712	3,356,251
Japan Wind Development Company Limited †	1,200	8,384
Kansai Electric Power Company Incorporated †	150,000	1,671,416
Korea Electric Power Corporation	66,574	2,307,483
KSK Energy Ventures Limited †	40,370	35,596
Kyushu Electric Power Company Incorporated †	83,200	1,067,694

102	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Electric Utilities (continued)
Manila Electric Company	51,050	$318,870
Nextera Energy Incorporated	56,611	5,173,679
Northeast Utilities	201,884	8,973,744
OGE Energy Corporation	127,196	4,579,056
Pepco Holdings Incorporated	159,488	3,251,960
Pinnacle West Capital Corporation	69,904	3,890,158
PNM Resources Incorporated	174,837	4,571,988
Polska Grupa Energetyczna SA	151,828	927,878
Portland General Electric Company	165,853	5,274,125
Power Assets Holdings Limited	217,605	1,818,387
Power Grid Corporation of India Limited	231,455	352,896
PPL Corporation	83,366	2,691,888
Public Power Corporation SA	10,093	161,186
Red Electrica de Espana SA	10,670	830,648
Reliance Energy Limited	32,954	192,949
Romande Energie Holding SA	7	8,460
Scottish & Southern Energy plc	91,779	2,156,251
Shikoku Electric Power Company Incorporated †	39,900	617,887
SP AusNet	315,014	372,461
Spark Infrastructure Group	222,795	339,967
Tata Power Company Limited	337,069	428,542
Tauron Polska Energia SA	210,484	336,601
Tenaga Nasional Bhd	501,937	1,838,317
Terna SpA	126,682	646,979
The Chugoku Electric Power Company Incorporated	58,500	829,473
The Okinawa Electric Power Company Incorporated	2,600	86,990
The Southern Company	115,238	4,880,329
Tohoku Electric Power Company Incorporated †	88,200	1,034,792
Tokyo Electric Power Company Incorporated †	146,200	680,935
Torrent Power Limited	57,027	76,689
Trustpower Limited	3,817	20,801
UIL Holdings Corporation	126,100	4,882,592
UNS Energy Corporation	90,852	5,497,455
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	180,752
Westar Energy Incorporated	87,113	2,981,007
Xcel Energy Incorporated	58,538	1,773,116

		155,382,376

Gas Utilities: 0.66%
AGL Resources Incorporated	75,869	3,568,878
APA Group	152,734	910,431
Atmos Energy Corporation	216,046	9,959,721
Aygaz AS	12,972	46,365
China Gas Holdings Limited	582,000	913,435
China Resources Gas Group Limited	162,000	569,882
Enagas SA	21,486	625,321
Envestra Limited	159,835	180,425
Gail India Limited	63,415	379,334
Gas Natural SDG SA	33,541	860,886

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	103

Security name	Shares	Value

Gas Utilities (continued)
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	$21,549
Hong Kong & China Gas Company Limited	1,093,444	2,355,810
Korea Gas Corporation †	5,695	370,242
National Fuel Gas Company	53,600	4,026,432
New Jersey Resources Corporation	93,400	4,203,934
Northwest Natural Gas Company	58,936	2,526,586
ONE Gas Incorporated †	30,598	1,039,720
Osaka Gas Company Limited	368,000	1,529,567
Petronas Gas Bhd	91,700	660,497
Piedmont Natural Gas Company «	166,590	5,634,074
PT Perusahaan Gas Negara Persero Tbk	2,360,000	996,124
Questar Corporation	112,303	2,667,196
Rubis SCA	4,552	320,000
Saibu Gas Company Limited	65,000	155,203
Shizuoka Gas Company Limited	11,500	66,331
Snam Rete Gas SpA	157,963	899,182
Southwest Gas Corporation	101,607	5,488,810
Superior Plus Corporation «	9,992	110,902
Toho Gas Company Limited	93,000	471,534
Tokyo Gas Company Limited	431,000	2,159,870
Towngas China Company Limited	127,000	162,830
UGI Corporation	78,239	3,496,501
WGL Holdings Incorporated	113,455	4,559,756
Xinao Gas Holdings Limited	136,000	962,097

		62,899,425

Independent Power & Renewable Electricity Producers: 0.21%
Aboitiz Power Corporation	386,100	336,059
Adani Power Limited †	93,197	53,981
AES Gener SA	453,857	237,902
Babcock & Brown Wind Partners †	70,286	12,544
China Longyuan Power Group	665,000	793,488
China Renewable Energy Investment Limited †	15,871	726
China Resources Power Holdings Company	388,600	938,382
Colbun SA	1,637,920	389,400
Datang International Power Generation Company Limited	804,000	323,235
Drax Group plc	35,738	482,352
Dynegy Incorporated †	226,300	5,293,157
EDP Renovaveis SA	9,632	62,234
Electric Power Development Company	27,200	844,571
Electricity Generating PCL	29,800	117,373
Empresa Nacional de Electricidad SA (Chile)	742,709	1,009,687
Enel Green Power SpA	152,321	427,646
Energy World Corporation Limited †	112,693	33,185
Etrion Corporation †	2,567	1,658
Glow Energy PCL	31,600	71,675
Huaneng Power International Incorporated	748,000	667,948
Indiabulls Infrastructure & Power Limited †	128,891	6,239
JSW Energy Limited	47,611	38,639

104	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Shares	Value

Independent Power & Renewable Electricity Producers (continued)
Neyveli Lignite Corporation Limited	4,901	$4,408
NHPC Limited	186,049	54,032
NRG Energy Incorporated	205,989	5,988,100
NTPC Limited	479,483	869,537
PNOC Energy Development Corporation	1,562,250	204,753
Ratchaburi Electricity Generating Holding PCL ADR	20,700	30,772
Reliance Power Limited †	138,060	137,882
Sechilienne SA	480	12,423
Tractebel Energia SA	31,629	447,844
Transalta Corporation «	24,700	284,408

		20,176,240

Multi-Utilities: 1.19%
ACEA SpA	1,765	22,840
AEM SpA	134,739	174,914
AGL Energy Limited	101,281	1,414,417
Alliant Energy Corporation	71,118	3,857,440
Ameren Corporation	155,006	6,263,792
ATCO Limited	8,258	386,611
Avista Corporation	131,420	3,890,032
Black Hills Corporation	97,042	5,503,252
Canadian Utilities Limited Class A «	11,598	410,481
Canadian Utilities Limited Class B	516	18,253
CenterPoint Energy Incorporated	274,910	6,501,622
Centrica plc	497,567	2,657,912
CMS Energy Corporation	177,621	5,049,765
Consolidated Edison Incorporated	35,115	1,968,196
Dominion Resources Incorporated	75,486	5,238,728
DTE Energy Company	111,574	8,006,550
Duet Group	249,327	471,672
E.ON SE	187,516	3,577,009
GDF Suez	147,526	3,785,485
Hera SpA	43,571	111,321
Integrys Energy Group Incorporated	50,732	2,905,422
Just Energy Group Incorporated «	8,403	64,428
MDU Resources Group Incorporated	121,103	4,112,658
National Grid plc	348,392	4,868,474
NiSource Incorporated	200,183	6,970,372
Northwestern Corporation	85,431	3,924,700
PG&E Corporation	52,565	2,316,014
Public Service Enterprise Group Incorporated	60,702	2,225,335
RWE AG	45,697	1,830,138
SCANA Corporation	89,457	4,428,122
Sempra Energy	27,109	2,560,987
Suez Environnement Company SA	28,095	561,528
TECO Energy Incorporated	144,064	2,417,394
Vector Limited	28,886	59,092
Vectren Corporation	180,737	6,952,952
Veolia Environnement SA	43,049	814,656

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	105

Security name		Shares	Value

Multi-Utilities (continued)
Wisconsin Energy Corporation		146,726	$6,450,075
YTL Corporation Bhd		985,009	474,993
YTL Power International Bhd †		409,303	212,365

			113,459,997

Water Utilities: 0.13%
Aguas Andinas SA Class A		613,482	374,365
American Water Works Company Incorporated		113,978	5,110,774
Aqua America Incorporated		112,812	2,841,734
China Water Affairs Group Limited		100,000	32,601
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	706,962
Guangdong Investment Limited		564,000	590,123
Hyflux Limited		81,500	77,151
Manila Water Company		64,900	35,551
Pennon Group plc		35,570	442,559
Puncak Niaga Holdings Bhd		13,700	13,924
Severn Trent plc		25,380	786,252
United Utilities Group plc		65,169	850,630

			11,862,626

Total Common Stocks (Cost $6,712,697,474)			9,132,447,135

Investment Companies: 0.01%
Australian Infrastructure Fund			522
BB Biotech AG			187,216
Macquarie Korea Infrastructure Fund			413,205

Total Investment Companies (Cost $845,648)			600,943

	Dividend yield

Preferred Stocks: 0.58%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Bayerische Motoren Werke AG ±	3.69%	4,593	403,270
Hyundai Motor Company ±	1.43	9,019	1,225,063
Hyundai Motor Company ±	1.47	5,939	767,758
Porsche AG ±	2.50	14,496	1,524,473
Volkswagen AG ±	1.78	13,751	3,587,316

			7,507,880

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.83	97,800	603,547

Consumer Staples : 0.03%

Beverages: 0.00%
ITO EN Limited ±	2.74	4,600	81,450

106	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name	Dividend yield	Shares	Value

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.20%	22,278	$939,576

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.12	17,027	1,900,167

Energy: 0.09%

Oil, Gas & Consumable Fuels: 0.09%
Petroleo Brasileiro SA ±	6.73	1,054,458	6,111,562
Surgutneftegaz SP ADR «±	5.94	269,016	2,017,620

			8,129,182

Financials: 0.17%

Banks: 0.17%
Banco Bradesco SA ±	3.13	549,200	6,396,696
Banco Itau Holding Financeira SA ±	5.12	522,830	6,963,634
Investimentos Itau SA ±	20.50	818,029	2,961,964
Shinkin Central Bank «±	3.66	138	259,809

			16,582,103

Capital Markets: 0.00%
Hyundai Securities Company Limited ±	14.66	6,105	37,059

Insurance: 0.00%
Unipol Gruppo Finanziario SpA ±	3.45	185	1,173

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	612	380

Information Technology: 0.06%

Semiconductors & Semiconductor Equipment: 0.06%
Samsung Electronics Company Limited ±	1.36	5,961	5,935,872

Materials: 0.11%

Chemicals: 0.02%
Braskem SA †	0.00	30,900	212,831
Fuchs Petrolub AG ±	1.71	3,216	320,943
LG Chem Limited ±	2.69	1,978	282,571
Sociedad Quimica y Minera de Chile SA Class B ±	3.42	23,458	716,787

			1,533,132

Metals & Mining: 0.09%
Bradespar SA ±	7.04	50,900	462,599
Gerdau SA ±	1.65	171,102	1,053,721
Metalurgica Gerdau SA ±	1.78	24,537	187,422
Usinas Siderurgicas de Minas Gerais SA Class A †	0.00	111,602	465,018
Vale SA ±	6.99	550,530	6,830,117

			8,998,877

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	107

Security name	Dividend yield		Shares	Value

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Oi SA ±	25.52%		175,567	$268,807
Telef Brasil Preference ±	9.15		65,756	1,205,328

				1,474,135

Utilities: 0.02%

Electric Utilities: 0.01%
Centrais Electricas Brasileiras SA Class B ±	22.13		39,500	153,131
Companhia Energetica de Minas Gerais ±	11.58		167,349	958,524

				1,111,655

Independent Power & Renewable Electricity Producers: 0.01%
Companhia Energetica de Sao Paulo Preference B ±	7.13		44,900	430,856

Multi-Utilities: 0.00%
RWE AG ±	7.82		3,735	124,890

Total Preferred Stocks (Cost $69,891,606)				55,391,934

		Expiration date

Rights: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
APN News & Media Limited †(a)		3-14-2014	25,327	6,554

Textiles, Apparel & Luxury Goods: 0.00%
Billabong International Limited †		3-18-2014	21,257	5,785

Financials: 0.00%

Banks: 0.00%
Itausa Investimentos Itau SA †		3-26-2014	722	831
Itausa Investimentos Itau SA †		3-26-2014	12,561	11,785

				12,616

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)		3-3-2014	1,885	0

Industrials: 0.00%

Construction & Engineering: 0.00%
Polimex Mostostal SA †(a)		3-3-2014	86,564	0

Marine: 0.00%
Thoresen Thai Agencies PCL †(a)		3-3-2014	39,283	5,659

Total Rights (Cost $51,907)				30,614

108	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2014

Security name		Expiration date	Shares	Value

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Seat Pagine Gialle SpA †(a)		8-31-2014	259	$0
Yellow Media Limited †		12-20-2022	128	1,029

				1,029

Consumer Staples: 0.00%

Food Products: 0.00%
Kulim Malaysia Bhd †		2-27-2016	8,450	2,128

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	44,637	2,248

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †		6-30-2014	3,641	226

Financials: 0.00%

Real Estate Management & Development: 0.00%
Sinarmas Land Limited †		11-18-2015	42,500	9,555

Industrial: 0.00%

Construction & Engineering: 0.00%
Malaysian Resources Corporation Bhd †		9-16-2018	88,483	6,481
Power Line Engineering PCL †		10-20-2015	122,200	1,498

				7,979

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation †		9-17-2014	1,456	46

Utilities: 0.00%

Water Utilities: 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	1,016

Total Warrants (Cost $60,644)				24,227

	Yield
Short-Term Investments: 6.10%

Investment Companies: 6.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		$285,889,514	285,889,514
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09		295,471,811	295,471,811

Total Short-Term Investments (Cost $581,361,325)				581,361,325

Total investments in securities (Cost $7,364,908,604)*	102.60%	9,769,856,178
Other assets and liabilities, net	(2.60)	(247,723,952)

Total net assets	100.00%	$9,522,132,226

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Diversified Stock Portfolio	109

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,430,932,440 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,726,835,640
Gross unrealized depreciation	(387,911,902)

Net unrealized appreciation	$2,338,923,738

The following table shows percent of total long-term investments by geographic locations as of February 28, 2014 (unaudited):

United States	64.17%
Japan	6.97
United Kingdom	3.36
Australia	2.19
South Korea	1.90
Switzerland	1.68
Canada	1.56
France	1.46
Germany	1.32
Taiwan	1.30
China	1.27
Bermuda	1.08
Other	11.74

100.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the financial statements of Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio, as of February 28, 2014, and for each of the years presented and have issued our unqualified reports thereon dated April 25, 2014 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included audits of the portfolios of investments (the “Portfolios”) as of February 28, 2014 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

April 25, 2014

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 25, 2014